UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 03/31/19

Item 1. Reports to Stockholders.

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2019

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Equity ETF
Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ International Equity Hedged ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/products/etf/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The global economy expanded during the 12 months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, the U.S. Federal Reserve’s (Fed’s) indications of a patient approach to its monetary policy decisions and optimism about a potential U.S.-China trade deal. In this environment, global stocks, as measured by the MSCI All Country World Index, posted a +3.16% total return for the 12 months ended March 31, 2019.1

However, various factors weighed on global markets, including concerns about regulation of technology companies, political uncertainties in the U.S. and the European Union, the Fed’s interest-rate path and the European Central Bank’s (ECB’s) unwinding of its bond purchase program. Markets were also pressured by U.S. trade disputes with China and other trading partners, and their impact on global growth and corporate earnings.

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.2

The Fed raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged, signaled no rate hikes in 2019 and mentioned it would end its balance sheet normalization by the end of September 2019.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2018’s second and third quarters, but it moderated in the fourth quarter. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly GDP growth moderated in 2018’s third quarter but accelerated in the following two quarters. The bloc’s annual inflation varied throughout the 12 months under review but ended the period unchanged from the March 2018 level. The ECB kept its benchmark interest rate unchanged during the period and concluded its bond purchase program at the end of 2018. In March 2019, the ECB mentioned it expected key interest rates to remain unchanged at least through the end of 2019 and announced the launch of a new stimulus measure beginning in September 2019.

In Asia, Japan’s quarterly GDP expanded in 2018’s second quarter, contracted in the third quarter and returned to growth in the fourth quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth slowed in 2018’s second quarter, but it accelerated in the third quarter before easing in the fourth quarter. After accelerating in 2018’s second quarter, Russia’s annual GDP growth held steady in 2018’s third quarter and accelerated in the fourth quarter. The Bank of Russia increased its key rate twice during the period. China’s annual GDP growth stabilized in 2019’s first quarter after moderating in the previous three quarters. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a -7.06% total return during the 12-month period.1

The foregoing information reflects our analysis and opinions as of March 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This annual report for Franklin LibertyQ Emerging Markets ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -8.83% based on market price and -7.51% based on net asset value (NAV). In comparison, the LibertyQ EM Index posted a -7.01% total return for the same period, while the MSCI EM Index (Net Returns) posted a -7.41% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

Based on Total Net Assets as of 3/31/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Oil, Gas & Consumable Fuels	16.2%
Banks	9.8%
Wireless Telecommunication Services	7.6%
Chemicals	6.8%
Metals & Mining	5.6%
IT Services	4.8%
Semiconductors & Semiconductor Equipment	4.0%
Diversified Telecommunication Services	3.9%
Automobiles	3.2%
Tobacco	3.1%

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Anta Sports Products Ltd. Textiles, Apparel & Luxury Goods, China	1.3%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
Unilever Indonesia Tbk PT Household Products, Indonesia	1.2%
Infosys Ltd. IT Services, India	1.1%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%
Bank of Communications Co. Ltd., A, H Banks, China	1.1%
HCL Technologies Ltd. IT Services, India	1.1%
Shenzhou International Group Holdings Ltd. Textiles, Apparel & Luxury Goods, China	1.1%

Top 10 Countries

3/31/19

% of Total Net Assets
China	15.3%
Taiwan	13.2%
India	12.9%
Russia	12.1%
South Korea	10.9%
Thailand	5.6%
Brazil	4.9%
South Africa	4.7%
Indonesia	3.7%
Malaysia	3.4%

Manager’s Discussion

For the fiscal year ended March 31, 2019, individual holdings that lifted the Fund’s absolute return included LUKOIL, Novatek and Anta Sports Products. Individual holdings that hindered the Fund’s absolute return included AAC Technologies, Cielo (not held at period-end) and Mr. Price Group.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility and value benefited the Fund’s performance for the reporting period, while momentum and quality detracted from the Fund’s return.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
1-Year	-7.51%	[5]	-8.83%	-7.51%	[5]	-8.83%
Since Inception (6/1/16)	+23.91%		+23.78%	+7.87%		+7.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/19

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$1.09265

Total Annual Operating Expenses7

0.55%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$993.90	$2.73	$1,022.19	$2.77	0.55%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ Global Dividend ETF

This annual report for Franklin LibertyQ Global Dividend ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of +2.82% based on market price and +3.51% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index posted a +3.48% total return for the same period, while the MSCI ACWI ex REITs Index (Net Returns) posted a +2.34% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

Based on Total Net Assets as of 3/31/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 39.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	17.0%
Pharmaceuticals	12.0%
Household Products	6.2%
Insurance	6.2%
Hotels, Restaurants & Leisure	5.8%
Diversified Telecommunication Services	5.4%
IT Services	4.3%
Personal Products	4.0%
Tobacco	3.9%
Capital Markets	3.5%

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
International Business Machines Corp. IT Services, United States	2.3%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	2.2%
The Procter & Gamble Co. Household Products, United States	2.2%
Merck & Co. Inc. Pharmaceuticals, United States	2.1%
Kimberly-Clark Corp. Household Products, United States	2.1%
Roche Holding AG Pharmaceuticals, Switzerland	2.1%
Zurich Insurance Group AG Insurance, Switzerland	2.1%
Novartis AG Pharmaceuticals, Switzerland	2.1%
Royal Bank of Canada Banks, Canada	2.0%
Eli Lilly & Co. Pharmaceuticals, United States	2.0%

Top 10 Countries

3/31/19

% of Total Net Assets
United States	39.1%
Australia	11.6%
United Kingdom	8.8%
Canada	8.6%
Switzerland	7.0%
Japan	3.1%
Germany	2.6%
South Africa	2.6%
Finland	2.4%
Sweden	2.0%

Manager’s Discussion

For the fiscal year ended March 31, 2019, individual holdings that lifted the Fund’s absolute return included Eli Lilly & Co., Merck & Co. and Procter & Gamble. Individual holdings that hindered the Fund’s absolute return included Cia de Bebidas Das Americas (Ambev) (not held at period-end), Lyondellbasell Industries and ProSiebenSat.1 Media.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility, quality and momentum benefited the Fund’s performance for the reporting period, while value detracted from the Fund’s return.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+3.51%	+2.82%	+3.51%	+2.82%
Since Inception (6/1/16)	+21.50%	+21.40%	+7.12%	+7.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/19

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.949201

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,016.40	$2.26	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Annual Report	franklintempleton.com

Franklin LibertyQ Global Equity ETF

This annual report for Franklin LibertyQ Global Equity ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +5.78% based on market price and +5.50% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index posted a +5.42% total return for the same period, while the MSCI ACWI (Net Returns) posted a +2.60% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

Based on Total Net Assets as of 3/31/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 44.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Pharmaceuticals	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Specialty Retail	5.5%
IT Services	5.2%
Diversified Telecommunication Services	4.3%
Metals & Mining	3.6%
Oil, Gas & Consumable Fuels	3.5%
Banks	3.2%
Biotechnology	3.2%
Food & Staples Retailing	3.1%

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
iShares MSCI India ETF Diversified Financial Services, India	1.3%
Mastercard Inc., A IT Services, United States	1.2%
Facebook Inc., A Interactive Media & Services, United States	1.2%
Cisco Systems Inc. Communications Equipment, United States	1.1%
International Business Machines Corp. IT Services, United States	1.1%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.1%
Union Pacific Corp. Road & Rail, United States	1.1%
Microsoft Corp. Software, United States	1.1%
The Procter & Gamble Co. Household Products, United States	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%

Top 10 Countries

3/31/19

% of Total Net Assets
United States	52.9%
United Kingdom	8.5%
Australia	5.4%
Japan	5.2%
South Korea	2.7%
China	2.5%
Canada	2.5%
Taiwan	2.5%
Russia	2.1%
India	1.8%

Manager’s Discussion

For the fiscal year ended March 31, 2019, individual holdings that lifted the Fund’s absolute return included Eli Lilly & Co., Procter & Gamble and Mastercard. Individual holdings that hindered the Fund’s absolute return included NVIDIA, Cia de Bebidas Americas (Ambev) (not held at period-end) and Samsung Electronics.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility and quality benefited the Fund’s performance for the reporting period, while value and momentum detracted from the Fund’s return.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	19

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
1-Year	+5.50%	[5]	+5.78%	+5.50%	[5]	+5.78%
Since Inception (6/1/16)	+32.05%		+32.02%	+10.32%		+10.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/19

See page 22 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.796900

Total Annual Operating Expenses7

0.35%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

22	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,006.10	$1.70	$1,023.24	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	23

Franklin LibertyQ International Equity Hedged ETF

This annual report for Franklin LibertyQ International Equity Hedged ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index. In order to replicate the hedge impact incorporated in the calculation of the Underlying Index, the Fund intends to enter into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the Underlying Index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +7.95% based on market price and +7.69% based

Geographic Composition*

Based on Total Net Assets as of 3/31/19

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index posted a +8.13% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) posted a +5.25% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Pharmaceuticals	10.9%
Metals & Mining	7.7%
Banks	7.5%
Insurance	5.4%
Personal Products	4.9%
Diversified Telecommunication Services	4.7%
Automobiles	4.3%
Oil, Gas & Consumable Fuels	3.5%
Hotels, Restaurants & Leisure	2.9%
Equity Real Estate Investment Trusts (REITs)	2.7%

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.2%
Rio Tinto PLC Metals & Mining, United Kingdom	2.2%
AIA Group Ltd. Insurance, Hong Kong	2.2%
Roche Holding AG Pharmaceuticals, Switzerland	2.1%
BHP Group Ltd. Metals & Mining, Australia	2.0%
CSL Ltd. Biotechnology, Australia	2.0%
Unilever NV, IDR Personal Products, United Kingdom	2.0%
Unilever PLC Personal Products, United Kingdom	1.9%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	1.9%
Commonwealth Bank of Australia Banks, Australia	1.9%

Top 10 Countries

3/31/19

% of Total Net Assets
United Kingdom	26.5%
Japan	19.9%
Australia	18.7%
Hong Kong	5.6%
Switzerland	5.4%
France	4.0%
Denmark	3.2%
Spain	3.1%
Sweden	2.0%
Germany	1.7%

closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Manager’s Discussion

For the fiscal year ended March 31, 2019, individual holdings that lifted the Fund’s absolute return included Rio Tinto, Roche Holdings and BHP Group. Individual holdings that hindered the Fund’s absolute return included Continental, Pandora and Covestro.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility benefited the Fund’s performance for the reporting period, while value and quality detracted from the Fund’s return. Momentum had a neutral effect on the Fund’s return.

franklintempleton.com	Annual Report	25

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+7.69%	[5]	+7.95%	+7.69%	+7.95%
Since Inception (6/1/16)	+20.52%		+21.20%	+6.82%	+7.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 29 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/19

See page 29 for Performance Summary footnotes.

28	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income	Long-Term Capital Gains	Total
$0.300911	$0.968880	$1.269711

Total Annual Operating Expenses7

0.40%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	29

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,009.10	$2.00	$1,022.94	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31,

	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$33.41	$29.29		$25.66

Income from investment operations[b]:

Net investment income[c]	1.14	0.83		0.47

Net realized and unrealized gains (losses)	(3.76)	4.15		3.25

Total from investment operations	(2.62)	4.98		3.72

Less distributions from net investment income	(1.09)	(0.86)		(0.09)

Net asset value, end of year	$29.70	$33.41		$29.29

Total return[d]	(7.70)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.55%	0.54%	[f]	0.55%

Net investment income	3.75%	2.61%		2.09%

Supplemental data

Net assets, end of year (000’s)	$344,484	$400,908		$328,086

Portfolio turnover rate[g]	52.42%	32.87%		31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ Emerging Markets ETF

	Industry	Shares	Value
Common Stocks 96.6%
Brazil 3.1%
BB Seguridade Participacoes SA	Insurance	464,000	$3,161,929
Cielo SA	IT Services	788,800	1,923,507
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	185,600	2,003,032
Engie Brasil SA	Independent Power and Renewable Electricity Producers	150,800	1,654,975
IRB Brasil Resseguros SA	Insurance	58,000	1,359,946
M. Dias Branco SA	Food Products	58,000	647,558

			10,750,947

Chile 1.0%
Aguas Andinas SA, A	Water Utilities	1,634,498	929,332
Compania Cervecerias Unidas SA	Beverages	48,604	695,845
Enel Chile SA	Electric Utilities	15,760,572	1,651,389

			3,276,566

China 15.3%
Agricultural Bank of China Ltd., H	Banks	7,366,000	3,396,827
Anhui Conch Cement Co. Ltd., A	Construction Materials	29,000	164,760
Anhui Conch Cement Co. Ltd., H	Construction Materials	377,000	2,302,836
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	638,000	4,340,053
Bank of Communications Co. Ltd., A	Banks	220,400	204,651
Bank of Communications Co. Ltd., H	Banks	4,234,000	3,468,127
Bank of Guiyang Co. Ltd.	Banks	11,600	22,526
China Cinda Asset Management Co. Ltd., H	Capital Markets	2,842,000	789,248
China CITIC Bank Corp. Ltd., A	Banks	29,000	27,144
China CITIC Bank Corp. Ltd., H	Banks	5,046,000	3,214,033
China Conch Venture Holdings Ltd.	Machinery	493,000	1,764,763
China Everbright Bank Co. Ltd., H	Banks	1,624,000	767,526
China Medical System Holdings Ltd.	Pharmaceuticals	638,000	618,498
China Minsheng Banking Corp. Ltd., H	Banks	3,045,000	2,211,033
China Mobile Ltd.	Wireless Telecommunication Services	348,000	3,546,519
China Oriental Group Co. Ltd.	Metals & Mining	464,000	291,406
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	52,200	44,586
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	3,828,000	3,018,531
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	17,400	50,774
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,363,000	3,108,007
China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	75,400	189,280
Dali Foods Group Co. Ltd.	Food Products	986,000	737,307
Daqin Railway Co. Ltd., A	Road & Rail	75,400	93,574
Dongfeng Motor Group Co. Ltd., H	Automobiles	2,088,000	2,090,673
Fangda Carbon New Material Co. Ltd.	Electrical Equipment	11,600	38,993
Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	92,800	86,583
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	11,600	149,656
Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,972,000	2,328,733
Heilan Home Co. Ltd., A	Textiles, Apparel & Luxury Goods	17,400	25,297
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	17,400	66,931
Huayu Automotive Systems Co. Ltd.	Auto Components	17,400	52,768
Industrial Bank Co. Ltd., A	Banks	110,582	298,990
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	696,000	984,159
Longfor Group Holdings Ltd.	Real Estate Management & Development	928,000	3,268,709
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	29,000	16,787
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	580,000	283,722
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	812,000	773,732

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	34,800	$46,140
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	5,800	53,640
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	5,800	23,467
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	272,600	3,653,211
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	2,204,000	533,456
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	34,800	27,808
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	2,668,000	1,271,132
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd.	Entertainment	11,600	23,993
a	YY Inc., ADR	Interactive Media & Services	25,172	2,114,700

				52,585,289

	Czech Republic 0.3%
	Moneta Money Bank AS	Banks	321,378	1,109,219

	Egypt 0.3%
	Eastern Tobacco	Tobacco	594,616	624,467
	ElSewedy Electric Co.	Electrical Equipment	520,898	467,395

				1,091,862

	Hong Kong 0.4%
	Kingboard Laminates Holdings Ltd.	Chemicals	580,000	609,558
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	928,000	790,874

				1,400,432

	Hungary 0.8%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	224,808	2,572,680

	India 12.9%
	Bajaj Auto Ltd.	Automobiles	50,286	2,113,137
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	499,496	2,866,469
	Britannia Industries Ltd.	Food Products	18,908	842,160
	Coal India Ltd.	Oil, Gas & Consumable Fuels	533,136	1,825,476
	Dabur India Ltd.	Personal Products	307,690	1,815,715
	Eicher Motors Ltd.	Automobiles	8,816	2,614,919
	HCL Technologies Ltd.	IT Services	233,276	3,661,869
	Hero Motocorp Ltd.	Automobiles	37,526	1,383,032
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	508,080	2,081,826
	Hindustan Unilever Ltd.	Household Products	138,620	3,415,325
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	974,748	2,291,414
	Infosys Ltd.	IT Services	366,850	3,939,103
	ITC Ltd.	Tobacco	827,660	3,551,381
	Marico Ltd.	Personal Products	271,962	1,360,890
	Nestle India Ltd.	Food Products	12,992	2,055,643
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	2,146	773,590
	Pidilite Industries Ltd.	Chemicals	55,216	993,330
	Tata Consultancy Services Ltd.	IT Services	125,280	3,619,873
	Tech Mahindra Ltd.	IT Services	294,814	3,302,002

				44,507,154

	Indonesia 3.7%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	6,931,000	654,649
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	1,032,400	304,500
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	7,528,400	1,982,549
	Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	12,145,200	3,368,928
	Surya Citra Media Tbk PT	Media	4,413,800	512,980
	Unilever Indonesia Tbk PT	Household Products	1,160,000	4,009,902

franklintempleton.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Indonesia (continued)
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	1,009,200	$1,917,055

				12,750,563

	Malaysia 3.4%
	AirAsia Group Bhd.	Airlines	817,800	532,847
	British American Tobacco Malaysia Bhd.	Tobacco	133,400	1,180,913
	Digi.com Bhd.	Wireless Telecommunication Services	2,291,000	2,553,349
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	806,200	914,319
	Nestle (Malaysia) Bhd.	Food Products	46,400	1,668,468
	Petronas Chemicals Group Bhd.	Chemicals	1,490,600	3,344,494
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	121,800	745,866
	Westports Holdings Bhd.	Transportation Infrastructure	672,800	619,652

				11,559,908

	Mexico 2.2%
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	212,976	1,891,997
a	Kimberly-Clark de Mexico SAB de CV, A	Household Products	914,254	1,552,547
	Megacable Holdings SAB de CV	Media	95,932	445,449
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,329,882	3,559,607

				7,449,600

	Pakistan 0.2%
	MCB Bank Ltd.	Banks	249,400	348,238
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	458,200	480,337

				828,575

	Philippines 0.7%
	DMCI Holdings Inc.	Industrial Conglomerates	2,511,400	573,925
	Globe Telecom Inc.	Wireless Telecommunication Services	19,430	717,108
	Manila Electric Co.	Electric Utilities	140,360	1,015,745

				2,306,778

	Poland 0.1%
a	Jastrzebska Spolka Weglowa SA	Metals & Mining	29,986	477,104

	Qatar 2.3%
	Barwa Real Estate Co.	Real Estate Management & Development	75,516	760,190
	Industries Qatar QSC	Industrial Conglomerates	87,406	2,974,553
	Qatar Electricity & Water Co. QSC	Multi-Utilities	26,738	1,265,314
	Qatar National Bank SAQ	Banks	62,002	3,073,916
	The Commercial Bank PQSC	Banks	742	9,162

				8,083,135

	Russia 11.3%
	Alrosa PJSC	Metals & Mining	2,167,170	3,048,668
	Gazprom PJSC	Oil, Gas & Consumable Fuels	1,443,098	3,286,303
	Inter RAO UES PJSC	Electric Utilities	25,774,330	1,466,093
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	45,124	4,048,264
	Magnitogorsk Iron & Steel Works	Metals & Mining	1,369,960	957,132
	MMC Norilsk Nickel PJSC	Metals & Mining	18,502	3,863,883
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	426,010	3,220,636
	NLMK PJSC	Metals & Mining	862,576	2,238,581
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	116	19,882
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	18,444	3,161,302
	Polymetal International PLC	Metals & Mining	59,907	674,767
	Polymetal International PLC	Metals & Mining	1,805	20,273
	Polyus Gold OJSC	Metals & Mining	13,746	1,137,593
	Rosneft PJSC	Oil, Gas & Consumable Fuels	644,670	4,042,833
	Severstal PJSC	Metals & Mining	197,896	3,096,573

34	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Russia (continued)
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	3,267,256	$1,237,079
Tatneft PAO	Oil, Gas & Consumable Fuels	289,014	3,321,368

			38,841,230

South Africa 4.7%
Clicks Group Ltd.	Food & Staples Retailing	118,320	1,511,362
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	154,164	1,756,911
Kumba Iron Ore Ltd.	Metals & Mining	46,632	1,391,401
Mr. Price Group Ltd.	Specialty Retail	200,912	2,640,329
RMB Holdings Ltd.	Diversified Financial Services	342,954	1,806,892
Telkom SA SOC Ltd.	Diversified Telecommunication Services	160,254	810,313
Tiger Brands Ltd.	Food Products	102,776	1,888,577
Truworths International Ltd.	Specialty Retail	321,668	1,547,754
Vodacom Group Ltd.	Wireless Telecommunication Services	388,020	2,998,150

			16,351,689

South Korea 10.5%
BNK Financial Group Inc.	Banks	159,558	938,990
Coway Co. Ltd.	Household Durables	37,294	3,104,822
DGB Financial Group Inc.	Banks	113,738	818,641
Hana Financial Group Inc.	Banks	96,048	3,080,035
Hanwha Life Insurance Co. Ltd.	Insurance	171,100	602,942
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	36,656	1,223,912
Industrial Bank of Korea	Banks	172,898	2,140,091
Kangwon Land Inc.	Hotels, Restaurants & Leisure	71,746	2,022,616
KB Financial Group Inc.	Banks	79,054	2,914,642
KT&G Corp.	Tobacco	36,656	3,342,345
Lotte Chemical Corp.	Chemicals	12,470	3,191,380
NCsoft Corp.	Entertainment	5,626	2,458,370
S-1 Corp.	Commercial Services & Supplies	10,788	955,153
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	75,342	2,963,633
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	54,984	3,594,232
SK Telecom Co. Ltd.	Wireless Telecommunication Services	13,108	2,904,292

			36,256,096

Taiwan 13.2%
AU Optronics Corp.	Electronic Equipment, Instruments & Components	4,060,000	1,495,141
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	393,820	3,028,353
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	348,000	809,578
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	928,000	3,297,026
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	986,000	2,376,983
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	232,000	1,640,986
Formosa Chemicals & Fibre Corp.	Chemicals	928,000	3,372,301
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	812,000	3,042,975
Formosa Plastics Corp.	Chemicals	986,000	3,503,090
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	406,000	1,139,469
Nan Ya Plastics Corp.	Chemicals	1,276,000	3,266,540
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	754,000	1,502,104
Nien Made Enterprise Co. Ltd.	Household Durables	116,000	1,021,852
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	406,000	2,608,264
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	116,000	1,136,646
President Chain Store Corp.	Food & Staples Retailing	323,060	3,181,282
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	928,000	3,357,246
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	464,000	3,695,982
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	522,000	1,126,296
Yageo Corp.	Electronic Equipment, Instruments & Components	86,000	901,283

			45,503,397

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand 5.6%
	Advanced Info Service PCL	Wireless Telecommunication Services	609,000	$3,530,991
	Bumrungrad Hospital PCL	Health Care Providers & Services	226,200	1,279,436
	Central Pattana PCL	Real Estate Management & Development	864,200	1,994,727
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	301,600	674,763
	Glow Energy PCL	Independent Power and Renewable Electricity Producers	319,000	914,731
	PTT Global Chemical PCL, NVDR	Chemicals	1,310,800	2,777,731
	PTT PCL	Oil, Gas & Consumable Fuels	2,244,600	3,395,015
	Thai Oil PCL	Oil, Gas & Consumable Fuels	713,400	1,562,354
	The Siam Cement PCL	Construction Materials	197,200	2,995,128

				19,124,876

	Turkey 2.8%
	BIM Birlesik Magazalar AS	Food & Staples Retailing	147,146	1,984,658
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	1,069,288	1,726,123
	Ford Otomotiv Sanayi AS	Automobiles	58,116	501,788
	Petkim Petrokimya Holding AS	Chemicals	501,584	403,071
	TAV Havalimanlari Holding AS	Transportation Infrastructure	119,712	494,562
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	101,210	2,235,735
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	482,096	1,031,673
	Turkiye Halk Bankasi AS	Banks	390,688	441,198
	Turkiye Is Bankasi AS, C	Banks	1,000,732	974,233

				9,793,041

	United Arab Emirates 1.8%
	Aldar Properties PJSC	Real Estate Management & Development	2,302,890	1,134,799
	Dubai Islamic Bank PJSC	Banks	976,430	1,302,580
	Emaar Development PJSC	Real Estate Management & Development	420,268	443,941
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	712,820	3,240,885

				6,122,205

	Total Common Stocks (Cost $322,395,192)			332,742,346

	Preferred Stocks 2.9%
	Brazil 1.7%
c	Itausa-Investimentos Itau SA, 3.414%, pfd.	Banks	1,020,800	3,142,376
c	Telefonica Brasil SA, 9.571%, pfd.	Diversified Telecommunication Services	232,000	2,831,667

				5,974,043

	Russia 0.8%
c	Surgutneftegas PJSC, 3.367%, pfd.	Oil, Gas & Consumable Fuels	3,515,264	2,192,709
c	Transneft PJSC, 4.294%, pfd.	Oil, Gas & Consumable Fuels	232	623,281

				2,815,990

	South Korea 0.4%
c	LG Chem Ltd., 2.909%, pfd.	Chemicals	4,466	818,367
c	Samsung Electronics Co. Ltd., 3.909%, pfd.	Technology Hardware, Storage & Peripherals	14,442	461,213

				1,279,580

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

Value
Total Preferred Stocks (Cost $9,277,272)	$10,069,613

Total Investments (Cost $331,672,464) 99.5%	342,811,959
Other Assets, less Liabilities 0.5%	1,672,365

Net Assets 100.0%	$344,484,324

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $3,181,184, representing 0.9% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	34	$1,797,580	6/21/19	$16,210

*As of period end.

See Abbreviations on page 81.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Year Ended March 31,

	2019	2018		2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$28.22	$27.31		$25.43

Income from investment operations[b]:

Net investment income[c]	0.95	0.86		0.67

Net realized and unrealized gains (losses)	(0.02)	1.03		1.79

Total from investment operations	0.93	1.89		2.46

Less distributions from net investment income	(0.95)	(0.98)		(0.58)

Net asset value, end of year	$28.20	$28.22		$27.31

Total return[d]	3.51%	6.91%		9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%	0.75%	[f]	0.98%

Expenses net of waiver and payments by affiliates	0.45%	0.45%	[f]	0.45%

Net investment income	3.43%	3.05%		3.11%

Supplemental data

Net assets, end of year (000’s)	$16,920	$16,933		$27,306

Portfolio turnover rate[g]	25.75%	43.32%		13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ Global Dividend ETF

	Industry	Shares	Value
Common Stocks 97.7%
Australia 11.6%
Amcor Ltd.	Containers & Packaging	12,078	$132,040
Australian Stock Exchange Ltd.	Capital Markets	1,215	60,277
Brambles Ltd.	Commercial Services & Supplies	19,152	159,990
Challenger Ltd.	Diversified Financial Services	5,730	33,702
Commonwealth Bank of Australia	Banks	6,423	322,300
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	564	16,847
Macquarie Group Ltd.	Capital Markets	2,043	187,820
National Australia Bank Ltd.	Banks	18,606	333,988
Telstra Corp. Ltd.	Diversified Telecommunication Services	50,772	119,739
Wesfarmers Ltd.	Multiline Retail	11,373	279,931
Westpac Banking Corp.	Banks	17,472	321,699

			1,968,333

Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	1,674	48,326

Canada 8.6%
Bank of Nova Scotia	Banks	6,132	326,532
Canadian Imperial Bank of Commerce	Banks	3,804	300,687
CI Financial Corp.	Capital Markets	4,170	56,934
IGM Financial Inc.	Capital Markets	951	24,474
Royal Bank of Canada	Banks	4,563	344,355
TELUS Corp.	Diversified Telecommunication Services	1,521	56,311
The Toronto-Dominion Bank	Banks	6,063	329,121
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	927	22,891

			1,461,305

China 0.9%
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	9,000	61,223
China Vanke Co. Ltd., A	Real Estate Management & Development	1,200	5,486
China Vanke Co. Ltd., H	Real Estate Management & Development	11,700	49,185
Longfor Group Holdings Ltd.	Real Estate Management & Development	10,500	36,984

			152,878

Denmark 0.3%
Tryg AS	Insurance	1,671	45,893

Finland 2.4%
Elisa OYJ	Diversified Telecommunication Services	1,473	66,522
Kone OYJ, B	Machinery	3,372	170,230
Nokian Renkaat OYJ	Auto Components	1,203	40,308
Sampo OYJ, A	Insurance	2,682	121,694

			398,754

France 1.9%
Sanofi	Pharmaceuticals	3,582	316,696

Germany 2.6%
Deutsche Boerse AG	Capital Markets	2,022	259,507
Hannover Rueck SE	Insurance	582	83,648
Hugo Boss AG	Textiles, Apparel & Luxury Goods	942	64,394
ProSiebenSat.1 Media SE	Media	2,805	40,063

			447,612

Hong Kong 1.0%
Sands China Ltd.	Hotels, Restaurants & Leisure	34,800	174,888

Indonesia 0.7%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	418,800	116,170

franklintempleton.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan 3.1%
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,300	$181,226
	Lawson Inc.	Food & Staples Retailing	430	23,853
	NTT DoCoMo Inc.	Wireless Telecommunication Services	14,100	312,293

				517,372

	Malaysia 0.2%
	Nestle (Malaysia) Bhd.	Food Products	900	32,363

	Mexico 0.2%
a	Kimberly-Clark de Mexico SAB de CV, A	Household Products	15,372	26,104

	Norway 0.7%
	Telenor ASA	Diversified Telecommunication Services	6,168	123,695

	Qatar 1.4%
	Qatar National Bank SAQ	Banks	4,704	233,213

	Singapore 1.6%
	ComfortDelGro Corp. Ltd.	Road & Rail	22,500	42,691
	SATS Ltd.	Transportation Infrastructure	7,800	29,426
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	70,200	156,518
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	6,900	15,384
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	2,400	31,788

				275,807

	South Africa 2.6%
	Absa Group Ltd.	Banks	5,124	54,043
	FirstRand Ltd.	Diversified Financial Services	37,644	164,345
	Mr. Price Group Ltd.	Specialty Retail	3,204	42,106
	Rand Merchant Investment Holdings Ltd.	Insurance	7,998	18,596
	RMB Holdings Ltd.	Diversified Financial Services	10,215	53,819
	Sanlam Ltd.	Insurance	16,872	86,295
	Truworths International Ltd.	Specialty Retail	4,920	23,673

				442,877

	Spain 0.4%
	Red Electrica Corp. SA	Electric Utilities	3,348	71,427

	Sweden 2.0%
	Atlas Copco AB	Machinery	4,920	122,055
	Hennes & Mauritz AB, B	Specialty Retail	13,137	219,533

				341,588

	Switzerland 7.0%
	Novartis AG	Pharmaceuticals	3,648	350,844
	Roche Holding AG	Pharmaceuticals	1,296	357,021
	SGS SA	Professional Services	48	119,434
	Zurich Insurance Group AG	Insurance	1,062	351,476

				1,178,775

	Taiwan 0.3%
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	21,219
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	9,799
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,000	19,419

				50,437

	United Kingdom 8.8%
	BAE Systems PLC	Aerospace & Defense	24,606	154,671
	BT Group PLC	Diversified Telecommunication Services	73,191	212,631
	Direct Line Insurance Group PLC	Insurance	15,720	72,308

40	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Legal & General Group PLC	Insurance	52,377	$187,892
	Marks & Spencer Group PLC	Multiline Retail	13,296	48,320
	Next PLC	Multiline Retail	1,101	80,054
	Smiths Group PLC	Industrial Conglomerates	3,102	58,004
	Unilever NV, IDR	Personal Products	5,796	336,986
	Unilever PLC	Personal Products	5,901	337,945

				1,488,811

	United States 39.1%
	Altria Group Inc.	Tobacco	5,799	333,037
	Arthur J. Gallagher & Co.	Insurance	1,074	83,879
	Clorox Co.	Household Products	1,887	302,788
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,479	179,654
	Eli Lilly & Co.	Pharmaceuticals	2,646	343,345
	Emerson Electric Co.	Electrical Equipment	4,815	329,683
	Garmin Ltd.	Household Durables	1,323	114,241
	H&R Block Inc.	Diversified Consumer Services	2,661	63,704
	Intel Corp.	Semiconductors & Semiconductor Equipment	6,810	365,697
	International Business Machines Corp.	IT Services	2,754	388,589
	Johnson & Johnson	Pharmaceuticals	2,205	308,237
	Kimberly-Clark Corp.	Household Products	2,892	358,319
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	4,587	279,624
	Leggett & Platt Inc.	Household Durables	1,305	55,097
	Lockheed Martin Corp.	Aerospace & Defense	1,101	330,476
	LyondellBasell Industries NV, A	Chemicals	3,534	297,139
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	3,534	187,903
	McDonald’s Corp.	Hotels, Restaurants & Leisure	1,758	333,844
	Merck & Co. Inc.	Pharmaceuticals	4,317	359,045
	Paychex Inc.	IT Services	4,251	340,930
	Philip Morris International Inc.	Tobacco	3,729	329,606
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	3,192	152,865
	Sysco Corp.	Food & Staples Retailing	4,389	293,010
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	2,871	93,279
	The Gap Inc.	Specialty Retail	1,389	36,364
	The Procter & Gamble Co.	Household Products	3,504	364,591

				6,624,946

	Total Common Stocks (Cost $15,584,037)			16,538,270

	Preferred Stocks (Cost $172,555) 1.8%
	Brazil 1.8%
b	Itau Unibanco Holding SA, 4.179%, pfd.	Banks	34,500	305,222

	Total Investments (Cost $15,756,592) 99.5%			16,843,492
	Other Assets, less Liabilities 0.5%			76,629

	Net Assets 100.0%			$16,920,121

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	2	$50,200	6/21/19	$397

*As of period end.

See Abbreviations on page 81.

42	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Year Ended March 31,

	2019	2018		2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.14	$27.18		$25.32

Income from investment operations[b]:

Net investment income[c]	0.89	0.74		0.56

Net realized and unrealized gains (losses)	0.67	3.01		1.92

Total from investment operations	1.56	3.75		2.48

Less distributions from net investment income	(0.80)	(0.79)		(0.62)

Net asset value, end of year	$30.90	$30.14		$27.18

Total return[d]	5.44%	13.91%		9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.90%	[f]	1.04%

Expenses net of waiver and payments by affiliates	0.34%	0.35%	[f]	0.35%

Net investment income	2.99%	2.53%		2.60%

Supplemental data

Net assets, end of year (000’s)	$24,721	$18,082		$21,744

Portfolio turnover rate[g]	34.99%	35.01%		13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ Global Equity ETF

	Industry		Shares	Value
Common Stocks 97.3%
Australia 5.4%
AGL Energy Ltd.	Multi-Utilities		1,016	$15,712
Alumina Ltd.	Metals & Mining		6,420	11,036
Amcor Ltd.	Containers & Packaging		3,436	37,563
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,928	33,568
Aurizon Holdings Ltd.	Road & Rail		5,716	18,475
Bendigo and Adelaide Bank Ltd.	Banks		432	2,970
BHP Group Ltd.	Metals & Mining		7,536	206,044
Bluescope Steel Ltd.	Metals & Mining		1,208	11,970
Brambles Ltd.	Commercial Services & Supplies		3,932	32,847
Cimic Group Ltd.	Construction & Engineering		292	10,010
Coca-Cola Amatil Ltd.	Beverages		1,772	10,888
Cochlear Ltd.	Health Care Equipment & Supplies		208	25,603
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		1,036	8,470
CSL Ltd.	Biotechnology		1,368	189,435
Dexus	Equity Real Estate Investment Trusts (REITs	)	3,180	28,779
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		108	3,331
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		208	6,213
Fortescue Metals Group Ltd.	Metals & Mining		5,140	25,960
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	2,556	24,239
GPT Group	Equity Real Estate Investment Trusts (REITs	)	5,468	24,121
Harvey Norman Holdings Ltd.	Multiline Retail		2,880	8,224
Macquarie Group Ltd.	Capital Markets		416	38,244
Medibank Private Ltd.	Insurance		9,840	19,292
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	5,052	9,869
National Australia Bank Ltd.	Banks		6,924	124,290
REA Group Ltd.	Interactive Media & Services		136	7,217
Rio Tinto Ltd.	Metals & Mining		1,192	82,904
Scentre Group	Equity Real Estate Investment Trusts (REITs	)	7,732	22,574
Sonic Healthcare Ltd.	Health Care Providers & Services		1,100	19,191
South32 Ltd.	Metals & Mining		13,540	35,876
Telstra Corp. Ltd.	Diversified Telecommunication Services		15,096	35,602
Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	8,848	16,341
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		240	4,485
Wesfarmers Ltd.	Multiline Retail		3,396	83,588
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		1,200	29,511
Woolworths Group Ltd.	Food & Staples Retailing		3,776	81,541

				1,345,983

Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels		348	18,901

Belgium 0.1%
Colruyt SA	Food & Staples Retailing		192	14,207
Proximus SADP	Diversified Telecommunication Services		512	14,781

				28,988

Brazil 0.3%
Banco Santander Brasil SA	Banks		800	9,039
BB Seguridade Participacoes SA	Insurance		2,800	19,080
Cielo SA	IT Services		3,200	7,803
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities		800	8,634
Cosan SA	Oil, Gas & Consumable Fuels		100	1,096
Engie Brasil SA	Independent Power and Renewable Electricity Producers		800	8,780
Hypera SA	Pharmaceuticals		400	2,662
IRB Brasil Resseguros SA	Insurance		280	6,565
Kroton Educacional SA	Diversified Consumer Services		3,200	8,716
M. Dias Branco SA	Food Products		400	4,466

44	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Brazil (continued)
Porto Seguro SA	Insurance		400	$5,533

				82,374

Canada 2.5%
BCE Inc.	Diversified Telecommunication Services		440	19,544
Canadian Imperial Bank of Commerce	Banks		1,072	84,736
Canadian National Railway Co.	Road & Rail		2,020	180,884
CI Financial Corp.	Capital Markets		784	10,704
Constellation Software Inc.	Software		60	50,863
First Capital Realty Inc.	Real Estate Management & Development		448	7,176
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods		704	25,321
H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	428	7,500
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		580	9,599
Magna International Inc.	Auto Components		1,160	56,500
Metro Inc., A	Food & Staples Retailing		736	27,105
Power Corp. of Canada	Insurance		400	9,330
RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	416	8,242
Rogers Communications Inc., B	Wireless Telecommunication Services		892	47,987
Saputo Inc.	Food Products		676	23,049
SmartCentres REIT	Equity Real Estate Investment Trusts (REITs	)	184	4,822
Teck Resources Ltd., B	Metals & Mining		1,032	23,885
TELUS Corp.	Diversified Telecommunication Services		488	18,067
West Fraser Timber Co. Ltd.	Paper & Forest Products		144	7,006

				622,320

Chile 0.1%
Aguas Andinas SA, A	Water Utilities		4,608	2,620
Colbun SA	Independent Power and Renewable Electricity Producers		9,508	2,149
Compania Cervecerias Unidas SA	Beverages		280	4,009
Enel Chile SA	Electric Utilities		60,712	6,361

				15,139

China 2.5%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		2,000	11,834
Agricultural Bank of China Ltd., A	Banks		1,200	666
Agricultural Bank of China Ltd., H	Banks		72,000	33,203
Anhui Conch Cement Co. Ltd., A	Construction Materials		400	2,272
Anhui Conch Cement Co. Ltd., H	Construction Materials		2,500	15,271
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods		3,000	20,408
Bank of China Ltd., A	Banks		800	449
Bank of China Ltd., H	Banks		216,000	97,957
Bank of Communications Co. Ltd., A	Banks		100	93
Bank of Communications Co. Ltd., H	Banks		24,000	19,659
China Cinda Asset Management Co. Ltd., H	Capital Markets		20,000	5,554
China CITIC Bank Corp. Ltd., H	Banks		24,000	15,287
China Conch Venture Holdings Ltd.	Machinery		4,000	14,318
China Everbright Bank Co. Ltd., H	Banks		8,000	3,781
China Minsheng Banking Corp. Ltd., H	Banks		16,000	11,618
China Mobile Ltd.	Wireless Telecommunication Services		18,500	188,536
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels		40,000	31,542
China Resources Cement Holdings Ltd.	Construction Materials		2,000	2,064
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels		10,000	22,803
China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers		400	1,004
China Zhongwang Holdings Ltd.	Metals & Mining		1,600	872
Chongqing Rural Commercial Bank Co. Ltd., H	Banks		8,000	4,616
Dali Foods Group Co. Ltd.	Food Products		4,000	2,991

franklintempleton.com	Annual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	China (continued)
	Daqin Railway Co. Ltd., A	Road & Rail		1,200	$1,489
	Dongfeng Motor Group Co. Ltd., H	Automobiles		8,000	8,010
	Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals		460	429
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components		1,600	5,371
	Guangdong Investment Ltd.	Water Utilities		8,000	15,450
	Guangzhou Automobile Group Co. Ltd., H	Automobiles		9,600	11,337
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure		2,000	2,828
	Longfor Group Holdings Ltd.	Real Estate Management & Development		4,000	14,089
	Nexteer Automotive Group Ltd.	Auto Components		1,000	1,236
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products		4,000	3,811
	SAIC Motor Corp. Ltd.	Automobiles		400	1,552
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods		2,000	26,803
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals		20,000	4,841
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development		8,000	3,506
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals		8,000	3,811
	Yuzhou Properties Co. Ltd.	Real Estate Management & Development		8,000	4,831
a	YY Inc., ADR	Interactive Media & Services		116	9,745

					625,937

	Colombia 0.0%†
	Ecopetrol SA	Oil, Gas & Consumable Fuels		10,336	11,081

	Czech Republic 0.0%†
	Moneta Money Bank AS	Banks		1,064	3,672

	Denmark 1.5%
	Coloplast AS, B	Health Care Equipment & Supplies		412	45,249
	Novo Nordisk AS, B	Pharmaceuticals		5,244	274,794
	Novozymes AS	Chemicals		448	20,619
	Pandora AS	Textiles, Apparel & Luxury Goods		472	22,121

					362,783

	Egypt 0.0%†
	Eastern Tobacco	Tobacco		1,980	2,079
	ElSewedy Electric Co.	Electrical Equipment		1,840	1,651

					3,730

	Finland 0.2%
	Elisa OYJ	Diversified Telecommunication Services		396	17,884
	Nokian Renkaat OYJ	Auto Components		344	11,526
	Orion OYJ	Pharmaceuticals		312	11,708

					41,118

	France 0.8%
	Cie Generale des Etablissements Michelin SCA	Auto Components		460	54,440
	Covivio	Equity Real Estate Investment Trusts (REITs	)	60	6,373
	Hermes International	Textiles, Apparel & Luxury Goods		88	58,121
	Peugeot SA	Automobiles		1,484	36,226
	Societe BIC SA	Commercial Services & Supplies		68	6,066
	Societe Generale SA	Banks		984	28,478

					189,704

	Germany 0.4%
	Aroundtown SA	Real Estate Management & Development		1,600	13,205
	Covestro AG	Chemicals		612	33,686
	Deutsche Lufthansa AG	Airlines		648	14,235
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		220	15,039
	ProSiebenSat.1 Media SE	Media		728	10,398
	TUI AG	Hotels, Restaurants & Leisure		1,200	11,502

					98,065

46	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Greece 0.0%†
	JUMBO SA	Specialty Retail	260	$4,350

	Hong Kong 1.1%
	CLP Holdings Ltd.	Electric Utilities	4,400	51,007
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	5,000	34,045
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	19,292
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,800	19,908
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	500	31,180
	Kerry Properties Ltd.	Real Estate Management & Development	2,000	8,930
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	2,000	7,096
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	2,000	2,102
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	4,000	3,409
	NWS Holdings Ltd.	Industrial Conglomerates	4,000	8,744
	Sands China Ltd.	Hotels, Restaurants & Leisure	8,400	42,214
	Swire Properties Ltd.	Real Estate Management & Development	2,400	10,318
b	WH Group Ltd., Reg S	Food Products	20,000	21,401
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	6,879

				266,525

	Hungary 0.1%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	1,052	12,039

	India 0.5%
	Infosys Ltd., ADR	IT Services	10,760	117,607

	Indonesia 0.4%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	39,600	3,740
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	8,800	2,596
	Gudang Garam Tbk PT	Tobacco	800	4,674
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	33,200	8,743
	Indofood CBP Sukses Makmur Tbk PT	Food Products	4,000	2,619
	Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	152,800	42,385
	Surya Citra Media Tbk PT	Media	18,400	2,139
	Unilever Indonesia Tbk PT	Household Products	6,000	20,741
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	4,400	8,358

				95,995

	Israel 0.3%
	Bank Leumi Le-Israel BM	Banks	3,352	21,898
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	6,672	4,789
a	Check Point Software Technologies Ltd.	Software	344	43,512
	Israel Chemicals Ltd.	Chemicals	1,172	6,097

				76,296

	Italy 0.5%
	Intesa Sanpaolo SpA	Banks	33,760	82,297
	Moncler SpA	Textiles, Apparel & Luxury Goods	436	17,585
b	Poste Italiane SpA, Reg S	Insurance	1,272	12,386

				112,268

	Japan 5.2%
	ABC-Mart Inc.	Specialty Retail	100	5,954
	Astellas Pharma Inc.	Pharmaceuticals	6,000	89,904
	Bandai Namco Holdings Inc.	Leisure Products	400	18,756
	Bridgestone Corp.	Auto Components	1,600	61,667
	CANON Inc.	Technology Hardware, Storage & Peripherals	2,500	72,571
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	240	33,457
	Hoya Corp.	Health Care Equipment & Supplies	1,100	72,638
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	400	13,389

franklintempleton.com	Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Iida Group Holdings Co. Ltd.	Household Durables		400	$7,246
	ITOCHU Corp.	Trading Companies & Distributors		3,600	65,131
	Japan Airlines Co. Ltd.	Airlines		400	14,090
	Japan Post Bank Co. Ltd.	Banks		800	8,738
	Japan Tobacco Inc.	Tobacco		3,200	79,360
	JFE Holdings Inc.	Metals & Mining		800	13,577
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels		6,800	31,117
	Kakaku.com Inc.	Interactive Media & Services		400	7,687
	KAO Corp.	Personal Products		973	76,637
	KDDI Corp.	Wireless Telecommunication Services		5,600	120,667
	Lawson Inc.	Food & Staples Retailing		100	5,547
	Marubeni Corp.	Trading Companies & Distributors		3,200	22,117
	Mitsubishi Chemical Holdings Corp.	Chemicals		1,600	11,267
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		400	5,706
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		2,000	84,980
	Nissan Motor Co. Ltd.	Automobiles		6,400	52,514
	NTT DoCoMo Inc.	Wireless Telecommunication Services		4,800	106,312
	Oracle Corp. Japan	Software		100	6,713
	Pigeon Corp.	Household Products		200	8,176
	Shionogi & Co. Ltd.	Pharmaceuticals		400	24,762
a	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels		400	5,490
	Subaru Corp.	Automobiles		2,000	45,580
	Sumitomo Rubber Industries Ltd.	Auto Components		400	4,799
	Taisei Corp.	Construction & Engineering		500	23,219
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		400	57,822
	Tosoh Corp.	Chemicals		800	12,439
	Zozo Inc.	Internet & Direct Marketing Retail		800	15,077

					1,285,106

	Luxembourg 0.0%†
	RTL Group SA	Media		132	7,218

	Macau 0.0%†
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		3,200	7,541

	Malaysia 0.3%
	AirAsia Group Bhd.	Airlines		4,400	2,867
	British American Tobacco Malaysia Bhd.	Tobacco		800	7,082
	Digi.com Bhd.	Wireless Telecommunication Services		11,200	12,482
	Fraser & Neave Holdings Bhd.	Beverages		400	3,414
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		4,400	4,990
	Nestle (Malaysia) Bhd.	Food Products		200	7,192
	Petronas Chemicals Group Bhd.	Chemicals		8,400	18,847
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		800	4,899
	Petronas Gas Bhd.	Gas Utilities		800	3,453
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies		4,000	4,527
	Westports Holdings Bhd.	Transportation Infrastructure		5,200	4,789

					74,542

	Mexico 0.3%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	7,656	10,585
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		844	7,498
a	Kimberly-Clark de Mexico SAB de CV, A	Household Products		4,960	8,423
	Megacable Holdings SAB de CV	Media		472	2,192
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		15,336	41,049

					69,747

48	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands 0.4%
	Aegon NV	Insurance	4,524	$21,762
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,880	76,722

				98,484

	New Zealand 0.2%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,714	18,352
	Spark New Zealand Ltd.	Diversified Telecommunication Services	7,576	19,634

				37,986

	Norway 0.3%
	Mowi ASA	Food Products	1,452	32,457
	Telenor ASA	Diversified Telecommunication Services	2,132	42,756

				75,213

	Pakistan 0.0%†
	MCB Bank Ltd.	Banks	1,200	1,676
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,800	2,935

				4,611

	Philippines 0.0%†
	DMCI Holdings Inc.	Industrial Conglomerates	9,200	2,103
	Globe Telecom Inc.	Wireless Telecommunication Services	120	4,429
	Manila Electric Co.	Electric Utilities	720	5,210

				11,742

	Poland 0.0%†
a	Jastrzebska Spolka Weglowa SA	Metals & Mining	140	2,228
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	1,964	5,092

				7,320

	Portugal 0.0%†
	Jeronimo Martins SGPS SA	Food & Staples Retailing	780	11,517

	Qatar 0.3%
	Barwa Real Estate Co.	Real Estate Management & Development	288	2,899
	Industries Qatar QSC	Industrial Conglomerates	540	18,377
	Qatar Electricity & Water Co. QSC	Multi-Utilities	92	4,354
	Qatar Islamic Bank SAQ	Banks	168	6,998
	Qatar National Bank SAQ	Banks	616	30,540
	The Commercial Bank PQSC	Banks	2	29

				63,197

	Russia 2.0%
	Alrosa PJSC	Metals & Mining	11,928	16,780
	Gazprom PJSC	Oil, Gas & Consumable Fuels	36,636	83,429
	Inter RAO UES PJSC	Electric Utilities	84,876	4,828
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,780	159,691
	Magnitogorsk Iron & Steel Works	Metals & Mining	6,396	4,469
	MMC Norilsk Nickel PJSC	Metals & Mining	216	45,109
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,840	13,910
	NLMK PJSC	Metals & Mining	4,288	11,128
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	42	7,199
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	214	36,680
	Polymetal International PLC	Metals & Mining	428	4,821
	Polyus Gold OJSC	Metals & Mining	72	5,959
	Rosneft PJSC	Oil, Gas & Consumable Fuels	3,552	22,275
	Severstal PJSC	Metals & Mining	936	14,646
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	19,520	7,391

franklintempleton.com	Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Russia (continued)
	Tatneft PAO	Oil, Gas & Consumable Fuels		5,744	$66,010

					504,325

	Singapore 0.5%
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	6,400	11,245
	ComfortDelGro Corp. Ltd.	Road & Rail		7,600	14,420
	SATS Ltd.	Transportation Infrastructure		2,000	7,545
	Singapore Exchange Ltd.	Capital Markets		2,800	15,111
	Singapore Press Holdings Ltd.	Media		3,200	5,694
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		4,000	11,045
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		21,600	48,159
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		1,200	2,676
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		800	10,596
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		7,200	7,973

					134,464

	South Africa 0.3%
	Capitec Bank Holdings Ltd.	Banks		36	3,370
	Clicks Group Ltd.	Food & Staples Retailing		616	7,869
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		836	9,527
	Kumba Iron Ore Ltd.	Metals & Mining		232	6,922
	Mr. Price Group Ltd.	Specialty Retail		932	12,248
	RMB Holdings Ltd.	Diversified Financial Services		1,144	6,027
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		456	2,306
	Tiger Brands Ltd.	Food Products		520	9,555
	Truworths International Ltd.	Specialty Retail		1,580	7,603
	Vodacom Group Ltd.	Wireless Telecommunication Services		1,844	14,248

					79,675

	South Korea 2.5%
	BNK Financial Group Inc.	Banks		480	2,825
	Coway Co. Ltd.	Household Durables		148	12,321
	DB Insurance Co. Ltd.	Insurance		152	9,200
	DGB Financial Group Inc.	Banks		424	3,052
	Hana Financial Group Inc.	Banks		832	26,680
	Hankook Tire Co. Ltd.	Auto Components		252	8,314
	Hanwha Life Insurance Co. Ltd.	Insurance		1,080	3,806
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance		188	6,277
	Industrial Bank of Korea	Banks		840	10,397
	Kangwon Land Inc.	Hotels, Restaurants & Leisure		340	9,585
	KB Financial Group Inc.	Banks		1,044	38,491
	Korea Zinc Co. Ltd.	Metals & Mining		16	6,555
	KT&G Corp.	Tobacco		380	34,649
	Kumho Petrochemical Co. Ltd.	Chemicals		28	2,348
	LG Corp.	Industrial Conglomerates		212	14,475
	LG Uplus Corp.	Diversified Telecommunication Services		12	163
	Lotte Chemical Corp.	Chemicals		56	14,332
	NCsoft Corp.	Entertainment		24	10,487
b	Orange Life Insurance Ltd., Reg S	Insurance		80	2,537
	S-1 Corp.	Commercial Services & Supplies		68	6,021
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		5,248	206,434
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance		40	10,607
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment		2,368	154,793
	SK Telecom Co. Ltd.	Wireless Telecommunication Services		60	13,294

					607,643

	Spain 1.2%
	Amadeus IT Group SA, A	IT Services		1,264	101,337

50	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Banco de Sabadell SA	Banks	9,780	$9,749
	Enagas SA	Oil, Gas & Consumable Fuels	488	14,214
	Endesa SA	Electric Utilities	912	23,286
	Industria de Diseno Textil SA	Specialty Retail	3,144	92,492
	Red Electrica Corp. SA	Electric Utilities	544	11,606
	Repsol SA	Oil, Gas & Consumable Fuels	2,032	34,818

				287,502

	Sweden 0.5%
	Boliden AB	Metals & Mining	600	17,116
	Hennes & Mauritz AB, B	Specialty Retail	3,012	50,334
	Swedish Match AB	Tobacco	504	25,751
	Telia Co. AB	Diversified Telecommunication Services	5,220	23,609

				116,810

	Switzerland 1.5%
	EMS-Chemie Holding AG	Chemicals	20	10,845
	Partners Group Holding AG	Capital Markets	60	43,619
	Roche Holding AG	Pharmaceuticals	920	253,441
a	Swiss Life Holding AG	Insurance	88	38,747
	Swisscom AG	Diversified Telecommunication Services	68	33,252

				379,904

	Taiwan 2.5%
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	24,000	8,838
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	15,379
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	4,015	9,340
	China Development Financial Holding Corp.	Banks	20,000	6,684
	China Life Insurance Co. Ltd.	Insurance	4,180	3,547
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	12,000	42,634
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	4,000	9,643
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	7,073
	Formosa Chemicals & Fibre Corp.	Chemicals	8,000	29,071
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	14,990
	Formosa Plastics Corp.	Chemicals	9,000	31,975
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	280	41,790
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	5,000	7,276
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	5,613
	Nan Ya Plastics Corp.	Chemicals	12,000	30,720
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,000	7,969
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	12,849
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	2,000	4,724
	President Chain Store Corp.	Food & Staples Retailing	2,000	19,695
	Taiwan Business Bank	Banks	8,000	3,115
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	4,000	14,471
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	33,000	262,861
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,000	8,631
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	4,000	5,217
	Yageo Corp.	Electronic Equipment, Instruments & Components	600	6,288

				610,393

	Thailand 0.6%
	Advanced Info Service PCL	Wireless Telecommunication Services	3,600	20,873
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	8,400	17,999
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	6,787
	Central Pattana PCL	Real Estate Management & Development	2,800	6,463
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,600	3,580

franklintempleton.com	Annual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Thailand (continued)
Glow Energy PCL	Independent Power and Renewable Electricity Producers		1,200	$3,441
Home Product Center PCL, NVDR	Specialty Retail		12,000	5,785
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels		2,400	9,491
PTT Global Chemical PCL, NVDR	Chemicals		6,000	12,715
PTT PCL	Oil, Gas & Consumable Fuels		22,000	33,275
Thai Oil PCL	Oil, Gas & Consumable Fuels		3,200	7,008
The Siam Cement PCL	Construction Materials		800	12,151

				139,568

Turkey 0.2%
BIM Birlesik Magazalar AS	Food & Staples Retailing		768	10,359
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining		5,204	8,401
Ford Otomotiv Sanayi AS	Automobiles		408	3,523
Petkim Petrokimya Holding AS	Chemicals		2,064	1,659
TAV Havalimanlari Holding AS	Transportation Infrastructure		564	2,330
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels		504	11,133
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services		2,864	6,129
Turkiye Garanti Bankasi AS	Banks		2,928	4,322
Turkiye Halk Bankasi AS	Banks		444	501
Turkiye Is Bankasi AS, C	Banks		3,244	3,158
Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates		1,576	1,626

				53,141

United Arab Emirates 0.3%
Abu Dhabi Commercial Bank PJSC	Banks		3,252	8,393
Aldar Properties PJSC	Real Estate Management & Development		7,960	3,923
Dubai Islamic Bank PJSC	Banks		4,584	6,115
Emaar Development PJSC	Real Estate Management & Development		1,960	2,070
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		5,464	24,843
First Abu Dhabi Bank PJSC	Banks		5,424	22,534

				67,878

United Kingdom 8.5%
Admiral Group PLC	Insurance		660	18,662
Anglo American PLC	Metals & Mining		2,228	59,617
AstraZeneca PLC	Pharmaceuticals		2,864	228,954
Auto Trader Group PLC	Interactive Media & Services		1,356	9,216
Barratt Developments PLC	Household Durables		3,668	28,639
BHP Group PLC	Metals & Mining		2,896	69,759
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	2,100	16,117
BT Group PLC	Diversified Telecommunication Services		27,392	79,578
Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,348	34,331
Compass Group PLC	Hotels, Restaurants & Leisure		3,968	93,302
Croda International PLC	Chemicals		344	22,583
Direct Line Insurance Group PLC	Insurance		3,760	17,295
GlaxoSmithKline PLC	Pharmaceuticals		11,288	234,871
Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	1,368	5,986
Hargreaves Lansdown PLC	Capital Markets		868	21,077
Imperial Brands PLC	Tobacco		2,972	101,638
Intertek Group PLC	Professional Services		428	27,088
ITV PLC	Media		12,800	21,199
Kingfisher PLC	Specialty Retail		5,140	15,726
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	960	11,426
Marks & Spencer Group PLC	Multiline Retail		5,100	18,535
Mondi PLC	Paper & Forest Products		872	19,294
Next PLC	Multiline Retail		564	41,009

52	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Persimmon PLC	Household Durables		1,348	$38,116
	RELX PLC	Professional Services		5,712	122,177
	Rio Tinto PLC	Metals & Mining		3,400	197,639
	Royal Mail PLC	Air Freight & Logistics		3,144	9,763
	SSE PLC	Electric Utilities		2,688	41,576
	Taylor Wimpey PLC	Household Durables		11,916	27,242
	The Berkeley Group Holdings PLC	Household Durables		432	20,766
	Unilever NV, IDR	Personal Products		4,108	238,844
	Unilever PLC	Personal Products		3,172	181,658
	Whitbread PLC	Hotels, Restaurants & Leisure		452	29,908

					2,103,591

	United States 52.9%
	Accenture PLC, A	IT Services		1,476	259,805
	AGNC Investment Corp.	Mortgage Real Estate Investment Trusts (REITs	)	1,376	24,768
	Altria Group Inc.	Tobacco		4,144	237,990
	American Electric Power Co. Inc.	Electric Utilities		1,240	103,850
	Amgen Inc.	Biotechnology		1,164	221,137
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs	)	4,036	40,320
	Apple Inc.	Technology Hardware, Storage & Peripherals		1,304	247,695
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		2,668	105,813
	AT&T Inc.	Diversified Telecommunication Services		7,792	244,357
	Best Buy Co. Inc.	Specialty Retail		764	54,290
a	Biogen Inc.	Biotechnology		552	130,482
	Bristol-Myers Squibb Co.	Pharmaceuticals		3,184	151,909
	Broadridge Financial Solutions Inc.	IT Services		328	34,010
a	Burlington Stores Inc.	Specialty Retail		100	15,668
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		360	31,316
	Campbell Soup Co.	Food Products		536	20,438
	Capri Holdings Ltd.	Textiles, Apparel & Luxury Goods		536	24,522
	Carnival Corp.	Hotels, Restaurants & Leisure		1,040	52,749
	Cisco Systems Inc.	Communications Equipment		5,164	278,804
	Clorox Co.	Household Products		460	73,812
	Cognizant Technology Solutions Corp., A	IT Services		1,176	85,201
a	Copart Inc.	Commercial Services & Supplies		416	25,205
	Cummins Inc.	Machinery		432	68,200
	CVS Health Corp.	Health Care Providers & Services		2,184	117,783
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure		376	45,673
	Delta Air Lines Inc.	Airlines		484	24,999
	Dollar General Corp.	Multiline Retail		748	89,236
	Eli Lilly & Co.	Pharmaceuticals		2,024	262,634
	Estee Lauder Cos. Inc., A	Personal Products		604	99,992
	Everest Re Group Ltd.	Insurance		96	20,732
	Expeditors International of Washington Inc.	Air Freight & Logistics		476	36,128
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	260	26,497
a	F5 Networks Inc.	Communications Equipment		232	36,408
a	Facebook Inc., A	Interactive Media & Services		1,732	288,707
	Fastenal Co.	Trading Companies & Distributors		840	54,020
	Ford Motor Co.	Automobiles		8,080	70,942
	Garmin Ltd.	Household Durables		412	35,576
	General Mills Inc.	Food Products		1,536	79,488
	General Motors Co.	Automobiles		3,688	136,825
	Gilead Sciences Inc.	Biotechnology		3,432	223,114
	H&R Block Inc.	Diversified Consumer Services		704	16,854
	Hanesbrands Inc.	Textiles, Apparel & Luxury Goods		684	12,230
	Hasbro Inc.	Leisure Products		320	27,206
	HollyFrontier Corp.	Oil, Gas & Consumable Fuels		344	16,949
	Hormel Foods Corp.	Food Products		956	42,791

franklintempleton.com	Annual Report	53

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	Ingredion Inc.	Food Products		192	$18,180
	Intel Corp.	Semiconductors & Semiconductor Equipment		4,860	260,982
	International Business Machines Corp.	IT Services		1,968	277,685
	Intuit Inc.	Software		832	217,493
a	Intuitive Surgical Inc.	Health Care Equipment & Supplies		280	159,762
	J.B. Hunt Transport Services Inc.	Road & Rail		212	21,473
	Jack Henry & Associates Inc.	IT Services		208	28,858
	Johnson & Johnson	Pharmaceuticals		1,584	221,427
	Kellogg Co.	Food Products		396	22,722
	Kimberly-Clark Corp.	Household Products		1,028	127,369
	Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs	)	616	11,396
	KLA-Tencor Corp.	Semiconductors & Semiconductor Equipment		496	59,227
	Kohl’s Corp.	Multiline Retail		520	35,760
	L Brands Inc.	Specialty Retail		508	14,011
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		252	45,111
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure		1,148	69,982
	Lear Corp.	Auto Components		208	28,228
	Leggett & Platt Inc.	Household Durables		292	12,328
	Lockheed Martin Corp.	Aerospace & Defense		736	220,918
	Lowe’s Cos. Inc.	Specialty Retail		2,160	236,455
a	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods		240	39,329
	LyondellBasell Industries NV, A	Chemicals		1,256	105,604
	Macy’s Inc.	Multiline Retail		980	23,549
	Marsh & McLennan Cos. Inc.	Insurance		1,292	121,319
	Mastercard Inc., A	IT Services		1,256	295,725
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment		792	42,111
a	Micron Technology Inc.	Semiconductors & Semiconductor Equipment		2,992	123,659
	Microsoft Corp.	Software		2,268	267,488
	MSCI Inc.	Capital Markets		280	55,675
	National Retail Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	228	12,629
	NIKE Inc., B	Textiles, Apparel & Luxury Goods		2,860	240,841
	Nordstrom Inc.	Multiline Retail		324	14,379
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment		1,128	202,544
a	NVR Inc.	Household Durables		8	22,136
a	O’Reilly Automotive Inc.	Specialty Retail		256	99,405
	Old Dominion Freight Line Inc.	Road & Rail		120	17,327
	Omnicom Group Inc.	Media		608	44,378
	Paychex Inc.	IT Services		920	73,784
	PepsiCo Inc.	Beverages		1,984	243,139
	Pfizer Inc.	Pharmaceuticals		5,312	225,601
	Philip Morris International Inc.	Tobacco		2,676	236,532
	Public Service Enterprise Group Inc.	Multi-Utilities		1,276	75,807
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	552	120,215
	PulteGroup Inc.	Household Durables		396	11,072
	Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods		112	14,524
	Robert Half International Inc.	Professional Services		376	24,500
	Rollins Inc.	Commercial Services & Supplies		372	15,483
	Ross Stores Inc.	Specialty Retail		1,392	129,595
	S&P Global Inc.	Capital Markets		612	128,857
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		1,036	49,614
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	1,132	206,262
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		616	50,808
	Snap-on Inc.	Machinery		64	10,017
	Southwest Airlines Co.	Airlines		380	19,726
	Starbucks Corp.	Hotels, Restaurants & Leisure		3,436	255,432
	Sysco Corp.	Food & Staples Retailing		1,360	90,794
	Tapestry Inc.	Textiles, Apparel & Luxury Goods		792	25,732
	Target Corp.	Multiline Retail		1,540	123,600

54	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		2,392	$253,719
	The Chemours Co. LLC	Chemicals		280	10,405
	The Gap Inc.	Specialty Retail		776	20,316
	The Hershey Co.	Food Products		508	58,334
	The Home Depot Inc.	Specialty Retail		1,356	260,203
	The Kroger Co.	Food & Staples Retailing		2,292	56,383
	The Procter & Gamble Co.	Household Products		2,556	265,952
	The Progressive Corp.	Insurance		1,196	86,220
	The TJX Cos. Inc.	Specialty Retail		4,444	236,465
	The Walt Disney Co.	Media		2,048	227,389
	Tractor Supply Co.	Specialty Retail		364	35,585
	Tyson Foods Inc.	Food Products		776	53,878
a	Ulta Beauty Inc.	Specialty Retail		172	59,982
	Union Pacific Corp.	Road & Rail		1,640	274,208
a	United Therapeutics Corp.	Biotechnology		136	15,962
	Valero Energy Corp.	Oil, Gas & Consumable Fuels		1,172	99,421
	Ventas Inc.	Equity Real Estate Investment Trusts (REITs	)	484	30,884
	VEREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	2,788	23,336
	Verizon Communications Inc.	Diversified Telecommunication Services		3,860	228,242
	VF Corp.	Textiles, Apparel & Luxury Goods		924	80,305
	Viacom Inc., B	Media		748	20,996
	W.W. Grainger Inc.	Trading Companies & Distributors		132	39,723
	Walgreens Boots Alliance Inc.	Food & Staples Retailing		1,224	77,442
	Walmart Inc.	Food & Staples Retailing		2,444	238,363
	WEC Energy Group Inc.	Multi-Utilities		780	61,682
	Western Digital Corp.	Technology Hardware, Storage & Peripherals		428	20,570

					13,081,649

	Total Common Stocks (Cost $22,163,709)				24,055,642

	Management Investment Companies (Cost $291,897) 1.3%
	India 1.3%
	iShares MSCI India ETF	Diversified Financial Services		9,402	331,421

	Preferred Stocks 0.6%
	Brazil 0.2%
c	Itausa-Investimentos Itau SA, 3.414%, pfd.	Banks		13,600	41,865
c	Telefonica Brasil SA, 9.571%, pfd.	Diversified Telecommunication Services		1,200	14,647

					56,512

	Germany 0.1%
c	Bayerische Motoren Werke AG, 6.860%, pfd.	Automobiles		116	7,633
c	Porsche Automobil Holding SE, 3.146%, pfd.	Automobiles		300	18,843

					26,476

	Russia 0.1%
c	Surgutneftegas PJSC, 3.367%, pfd.	Oil, Gas & Consumable Fuels		24,820	15,482
c	Transneft PJSC, 4.294%, pfd.	Oil, Gas & Consumable Fuels		1	2,687

					18,169

	South Korea 0.2%
c	Hyundai Motor Co., 5.853%, pfd.	Automobiles		96	5,852
c	LG Chem Ltd., 2.909%, pfd.	Chemicals		20	3,665
c	LG Household & Health Care Ltd., 1.112%, pfd.	Personal Products		4	2,946

franklintempleton.com	Annual Report	55

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
c	Samsung Electronics Co. Ltd., 3.909%, pfd.	Technology Hardware, Storage & Peripherals	1,056	$33,724

				46,187

	Total Preferred Stocks (Cost $134,670)			147,344

	Total Investments (Cost $22,590,276) 99.2%			24,534,407
	Other Assets, less Liabilities 0.8%			186,892

	Net Assets 100.0%			$24,721,299

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $80,203, representing 0.3% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	5	$125,500	6/21/19	$1,693

*As of period end.

See Abbreviations on page 81.

56	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31,

	2019	2018		2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.25	$24.70		$25.45

Income from investment operations[b]:

Net investment income[c]	0.93	0.77		0.52

Net realized and unrealized gains (losses)	0.79	0.10		1.45

Total from investment operations	1.72	0.87		1.97

Less distributions from:

Net investment income and net foreign currency gains	(0.30)	(1.32)		(2.72)

Net realized gains	(0.97)	—		—

Total distributions	(1.27)	(1.32)		(2.72)

Net asset value, end of year	$24.70	$24.25		$24.70

Total return[d]	7.53%	3.47%		8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	1.42%	[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	[f]	0.40%

Net investment income	3.75%	3.07%		2.47%

Supplemental data

Net assets, end of year (000’s)	$7,410	$9,702		$9,880

Portfolio turnover rate[g]	39.24%	32.55%		19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	57

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ International Equity Hedged ETF

	Industry		Shares	Value
Common Stocks 97.7%
Australia 18.7%
AGL Energy Ltd.	Multi-Utilities		1,473	$22,779
Alumina Ltd.	Metals & Mining		4,437	7,627
Amcor Ltd.	Containers & Packaging		2,709	29,616
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,443	25,124
Aurizon Holdings Ltd.	Road & Rail		4,308	13,924
Australian Stock Exchange Ltd.	Capital Markets		369	18,306
Bank of Queensland Ltd.	Banks		393	2,540
Bendigo and Adelaide Bank Ltd.	Banks		708	4,868
BHP Group Ltd.	Metals & Mining		5,493	150,186
Bluescope Steel Ltd.	Metals & Mining		1,098	10,881
Brambles Ltd.	Commercial Services & Supplies		3,870	32,329
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		522	9,719
Challenger Ltd.	Diversified Financial Services		942	5,541
Cimic Group Ltd.	Construction & Engineering		195	6,685
Coca-Cola Amatil Ltd.	Beverages		1,224	7,521
Cochlear Ltd.	Health Care Equipment & Supplies		159	19,571
Commonwealth Bank of Australia	Banks		2,757	138,344
Computershare Ltd.	IT Services		855	10,374
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		813	6,647
CSL Ltd.	Biotechnology		1,077	149,138
Dexus	Equity Real Estate Investment Trusts (REITs	)	2,448	22,154
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		96	2,961
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		132	3,943
Fortescue Metals Group Ltd.	Metals & Mining		4,200	21,212
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	1,734	16,444
GPT Group	Equity Real Estate Investment Trusts (REITs	)	4,083	18,011
Harvey Norman Holdings Ltd.	Multiline Retail		1,599	4,566
Macquarie Group Ltd.	Capital Markets		312	28,683
Medibank Private Ltd.	Insurance		7,524	14,751
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	7,611	14,868
National Australia Bank Ltd.	Banks		5,325	95,587
REA Group Ltd.	Interactive Media & Services		117	6,208
Rio Tinto Ltd.	Metals & Mining		981	68,229
Scentre Group	Equity Real Estate Investment Trusts (REITs	)	8,181	23,885
Sonic Healthcare Ltd.	Health Care Providers & Services		795	13,870
South32 Ltd.	Metals & Mining		10,080	26,708
Telstra Corp. Ltd.	Diversified Telecommunication Services		12,138	28,626
TPG Telecom Ltd.	Diversified Telecommunication Services		732	3,614
Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	6,642	12,267
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		123	2,299
Wesfarmers Ltd.	Multiline Retail		2,730	67,195
Westpac Banking Corp.	Banks		6,954	128,039
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		936	23,018
Woolworths Group Ltd.	Food & Staples Retailing		2,937	63,423

				1,382,281

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels		291	15,805

Belgium 0.3%
Colruyt SA	Food & Staples Retailing		141	10,434
Proximus SADP	Diversified Telecommunication Services		378	10,912

				21,346

Denmark 3.2%
Coloplast AS, B	Health Care Equipment & Supplies		318	34,925
Novo Nordisk AS, B	Pharmaceuticals		3,135	164,279
Novozymes AS	Chemicals		375	17,259

58	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Denmark (continued)
	Pandora AS	Textiles, Apparel & Luxury Goods		348	$16,310
	Tryg AS	Insurance		231	6,344

					239,117

	Finland 1.2%
	Elisa OYJ	Diversified Telecommunication Services		342	15,445
	Kone OYJ, B	Machinery		660	33,319
	Nokian Renkaat OYJ	Auto Components		240	8,042
	Orion OYJ	Pharmaceuticals		240	9,006
	UPM-Kymmene OYJ	Paper & Forest Products		738	21,545

					87,357

	France 4.0%
	Cie Generale des Etablissements Michelin SCA	Auto Components		357	42,250
	Covivio	Equity Real Estate Investment Trusts (REITs	)	66	7,011
	Eutelsat Communications SA	Media		162	2,837
	Hermes International	Textiles, Apparel & Luxury Goods		69	45,572
	Peugeot SA	Automobiles		1,170	28,561
	Renault SA	Automobiles		180	11,906
	Sanofi	Pharmaceuticals		1,059	93,630
	Societe BIC SA	Commercial Services & Supplies		63	5,620
	Societe Generale SA	Banks		777	22,487
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	219	35,936

					295,810

	Germany 1.4%
	Aroundtown SA	Real Estate Management & Development		1,086	8,963
	Continental AG	Auto Components		201	30,288
	Covestro AG	Chemicals		486	26,750
	Deutsche Lufthansa AG	Airlines		504	11,072
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		162	11,074
	ProSiebenSat.1 Media SE	Media		618	8,827
	TUI AG	Hotels, Restaurants & Leisure		885	8,483

					105,457

	Hong Kong 5.6%
	AIA Group Ltd.	Insurance		16,200	161,279
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		600	6,692
	CK Asset Holdings Ltd.	Real Estate Management & Development		4,500	40,013
	CK Infrastructure Holdings Ltd.	Electric Utilities		1,500	12,315
	CLP Holdings Ltd.	Electric Utilities		3,300	38,255
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		4,000	27,236
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		9,000	14,469
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		2,400	17,064
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		400	24,944
	Kerry Properties Ltd.	Real Estate Management & Development		1,500	6,697
	NWS Holdings Ltd.	Industrial Conglomerates		3,000	6,558
	Sands China Ltd.	Hotels, Restaurants & Leisure		6,000	30,153
	Swire Properties Ltd.	Real Estate Management & Development		2,400	10,319
a	WH Group Ltd., Reg S	Food Products		16,500	17,656
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		1,500	5,159

					418,809

	Ireland 0.0%†
b	Ryanair Holdings PLC	Airlines		206	2,698

	Israel 1.0%
	Bank Hapoalim BM	Banks		2,001	13,249
	Bank Leumi Le-Israel BM	Banks		2,664	17,403

franklintempleton.com	Annual Report	59

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Israel (continued)
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,790	$4,156
b	Check Point Software Technologies Ltd.	Software	267	33,773
	Israel Chemicals Ltd.	Chemicals	699	3,636
	Mizrahi Tefahot Bank Ltd.	Banks	270	5,550

				77,767

	Italy 1.1%
	Intesa Sanpaolo SpA	Banks	25,188	61,401
	Moncler SpA	Textiles, Apparel & Luxury Goods	309	12,463
a	Poste Italiane SpA, Reg S	Insurance	1,104	10,750

				84,614

	Japan 19.9%
	ABC-Mart Inc.	Specialty Retail	100	5,954
	Aisin Seiki Co. Ltd.	Auto Components	300	10,720
	Asahi Kasei Corp.	Chemicals	2,400	24,762
	Astellas Pharma Inc.	Pharmaceuticals	4,600	68,926
	Bandai Namco Holdings Inc.	Leisure Products	400	18,756
	Bridgestone Corp.	Auto Components	1,300	50,104
	CANON Inc.	Technology Hardware, Storage & Peripherals	2,100	60,960
	Daicel Corp.	Chemicals	600	6,516
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	185	25,790
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	600	19,076
	Disco Corp.	Semiconductors & Semiconductor Equipment	51	7,266
	Hoya Corp.	Health Care Equipment & Supplies	800	52,827
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	200	6,695
	Iida Group Holdings Co. Ltd.	Household Durables	300	5,434
	Isuzu Motors Ltd.	Automobiles	900	11,823
	ITOCHU Corp.	Trading Companies & Distributors	2,700	48,848
	Japan Airlines Co. Ltd.	Airlines	300	10,568
	Japan Post Bank Co. Ltd.	Banks	900	9,831
	Japan Tobacco Inc.	Tobacco	2,400	59,520
	JFE Holdings Inc.	Metals & Mining	600	10,183
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	5,400	24,711
	Kajima Corp.	Construction & Engineering	873	12,888
	Kakaku.com Inc.	Interactive Media & Services	300	5,765
	KAO Corp.	Personal Products	995	78,370
	KDDI Corp.	Wireless Telecommunication Services	4,500	96,964
	Koito Manufacturing Co. Ltd.	Auto Components	200	11,329
	Kuraray Co. Ltd.	Chemicals	600	7,632
	Lawson Inc.	Food & Staples Retailing	100	5,547
	Marubeni Corp.	Trading Companies & Distributors	2,400	16,588
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	100	4,626
	Mitsubishi Chemical Holdings Corp.	Chemicals	2,400	16,900
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	4,280
	Mizuho Financial Group Inc.	Banks	22,500	34,822
	MS&AD Insurance Group Holdings Inc.	Insurance	700	21,313
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,500	63,735
	Nissan Motor Co. Ltd.	Automobiles	5,400	44,308
	NTT DoCoMo Inc.	Wireless Telecommunication Services	3,600	79,734
	Obayashi Corp.	Construction & Engineering	1,200	12,078
	Oracle Corp. Japan	Software	100	6,713
	ORIX Corp.	Diversified Financial Services	1,200	17,233
	Park24 Co. Ltd.	Commercial Services & Supplies	300	6,513
	Pigeon Corp.	Household Products	100	4,088
	Ryohin Keikaku Co. Ltd.	Multiline Retail	30	7,600
	Sekisui House Ltd.	Household Durables	1,200	19,862
	Shionogi & Co. Ltd.	Pharmaceuticals	600	37,143

60	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Japan (continued)
b	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels		300	$4,117
	Sony Financial Holdings Inc.	Insurance		200	3,773
	Subaru Corp.	Automobiles		1,500	34,185
	Sumitomo Chemical Co. Ltd.	Chemicals		1,500	6,979
	Sumitomo Rubber Industries Ltd.	Auto Components		300	3,599
	Sundrug Co. Ltd.	Food & Staples Retailing		100	2,756
	Suzuki Motor Corp.	Automobiles		600	26,551
	Taisei Corp.	Construction & Engineering		400	18,575
	Teijin Ltd.	Chemicals		300	4,949
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		300	43,366
	Tosoh Corp.	Chemicals		600	9,329
	Toyota Motor Corp.	Automobiles		2,300	134,798
	USS Co. Ltd.	Specialty Retail		300	5,567
	Yamaha Motor Co. Ltd.	Automobiles		300	5,884
	Zozo Inc.	Internet & Direct Marketing Retail		600	11,308

					1,471,037

	Luxembourg 0.1%
	RTL Group SA	Media		99	5,414

	Macau 0.1%
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		2,400	5,656

	Netherlands 1.0%
	Aegon NV	Insurance		3,840	18,472
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		2,097	55,863

					74,335

	New Zealand 0.4%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		1,206	12,913
	Spark New Zealand Ltd.	Diversified Telecommunication Services		5,793	15,013

					27,926

	Norway 0.9%
	Mowi ASA	Food Products		1,050	23,471
	Orkla ASA	Food Products		777	5,973
	Telenor ASA	Diversified Telecommunication Services		1,710	34,293

					63,737

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing		519	7,663

	Singapore 1.5%
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	5,700	10,016
	ComfortDelGro Corp. Ltd.	Road & Rail		5,100	9,677
	Jardine Cycle & Carriage Ltd.	Distributors		200	4,797
	SATS Ltd.	Transportation Infrastructure		1,800	6,791
	Singapore Exchange Ltd.	Capital Markets		2,700	14,571
	Singapore Press Holdings Ltd.	Media		2,100	3,736
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		3,600	9,940
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		18,300	40,802
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		300	3,973
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		5,100	5,648

					109,951

	Spain 3.1%
	Amadeus IT Group SA, A	IT Services		969	77,686
	Banco de Sabadell SA	Banks		8,616	8,589
	Enagas SA	Oil, Gas & Consumable Fuels		339	9,874
	Endesa SA	Electric Utilities		723	18,461

franklintempleton.com	Annual Report	61

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Industria de Diseno Textil SA	Specialty Retail		2,445	$71,928
	Red Electrica Corp. SA	Electric Utilities		912	19,457
	Repsol SA	Oil, Gas & Consumable Fuels		1,508	25,839

					231,834

	Sweden 2.0%
	Atlas Copco AB	Machinery		747	18,531
	Boliden AB	Metals & Mining		504	14,378
	Electrolux AB, Bs	Household Durables		447	11,513
	Hennes & Mauritz AB, B	Specialty Retail		2,382	39,806
	ICA Gruppen AB	Food & Staples Retailing		153	6,153
	Swedbank AB, A	Banks		855	12,108
	Swedish Match AB	Tobacco		390	19,926
	Telia Co. AB	Diversified Telecommunication Services		4,920	22,252

					144,667

	Switzerland 5.4%
	EMS-Chemie Holding AG	Chemicals		21	11,387
	Geberit AG	Building Products		69	28,199
	Kuehne + Nagel International AG	Marine		105	14,402
	Partners Group Holding AG	Capital Markets		51	37,076
	Roche Holding AG	Pharmaceuticals		555	152,891
b	Swiss Life Holding AG	Insurance		66	29,060
	Swisscom AG	Diversified Telecommunication Services		57	27,873
	Zurich Insurance Group AG	Insurance		300	99,287

					400,175

	United Kingdom 26.5%
	3i Group PLC	Capital Markets		1,785	22,906
	Admiral Group PLC	Insurance		618	17,475
	Anglo American PLC	Metals & Mining		1,698	45,435
	AstraZeneca PLC	Pharmaceuticals		1,728	138,140
	Auto Trader Group PLC	Interactive Media & Services		1,044	7,096
	Babcock International Group PLC	Commercial Services & Supplies		240	1,543
	BAE Systems PLC	Aerospace & Defense		6,339	39,846
	Barratt Developments PLC	Household Durables		2,829	22,089
	BHP Group PLC	Metals & Mining		2,136	51,452
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,671	12,825
	BT Group PLC	Diversified Telecommunication Services		21,981	63,858
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,035	26,360
	Centrica PLC	Multi-Utilities		9,954	14,812
	Compass Group PLC	Hotels, Restaurants & Leisure		3,198	75,196
	Croda International PLC	Chemicals		273	17,922
	Diageo PLC	Beverages		3,342	136,653
	Direct Line Insurance Group PLC	Insurance		3,297	15,165
	easyJet PLC	Airlines		336	4,893
	Experian PLC	Professional Services		1,752	47,462
	GlaxoSmithKline PLC	Pharmaceuticals		6,825	142,009
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	1,263	5,526
	Hargreaves Lansdown PLC	Capital Markets		714	17,338
	Imperial Brands PLC	Tobacco		2,283	78,075
	Intertek Group PLC	Professional Services		342	21,645
	ITV PLC	Media		10,566	17,499
	Kingfisher PLC	Specialty Retail		4,473	13,685
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,464	17,425
	Marks & Spencer Group PLC	Multiline Retail		3,771	13,705
	Mondi PLC	Paper & Forest Products		759	16,794
	Next PLC	Multiline Retail		438	31,847

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Pearson PLC	Media	1,101	$11,997
	Persimmon PLC	Household Durables	1,005	28,418
	RELX PLC	Professional Services	4,446	95,098
	Rio Tinto PLC	Metals & Mining	2,811	163,401
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	4,326	136,049
	Royal Mail PLC	Air Freight & Logistics	2,391	7,424
	SSE PLC	Electric Utilities	2,205	34,105
	Taylor Wimpey PLC	Household Durables	9,354	21,385
	The Berkeley Group Holdings PLC	Household Durables	357	17,161
	Unilever NV, IDR	Personal Products	2,487	144,597
	Unilever PLC	Personal Products	2,490	142,600
	Whitbread PLC	Hotels, Restaurants & Leisure	366	24,218

				1,963,129

	Total Common Stocks (Cost $7,046,722)			7,236,585

	Preferred Stocks 0.3%
	Germany 0.3%
c	Bayerische Motoren Werke AG, 6.860%, pfd.	Automobiles	93	6,119
c	Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	129	5,316
c	Porsche Automobil Holding SE, 3.146%, pfd.	Automobiles	222	13,945

	Total Preferred Stocks (Cost $28,019)			25,380

	Total Investments (Cost $7,074,741) 98.0%			7,261,965
	Other Assets, less Liabilities 2.0%			147,725

	Net Assets 100.0%			$7,409,690

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $28,406, representing 0.4% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	3	$75,300	6/21/19	$871

*As of period end.

At March 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	1,926,000	$1,368,094	4/02/19	$40	$—
Australian Dollar	BOFA	Sell	1,926,000	1,370,890	4/02/19	2,756	—

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Danish Krone	BOFA	Buy	1,489,700	$224,049	4/02/19	$11	$—
Danish Krone	BOFA	Sell	1,489,700	227,940	4/02/19	3,880	—
Euro	BOFA	Buy	957,200	1,074,760	4/02/19	32	—
Euro	BOFA	Sell	957,200	1,092,590	4/02/19	17,798	—
Great British Pound	BOFA	Buy	457,153	595,675	4/02/19	18	—
Great British Pound	HSBK	Buy	457,153	595,684	4/02/19	9	—
Great British Pound	UBSW	Buy	457,153	595,681	4/02/19	12	—
Great British Pound	BOFA	Sell	457,153	608,954	4/02/19	13,261	—
Great British Pound	HSBK	Sell	457,153	608,955	4/02/19	13,262	—
Great British Pound	UBSW	Sell	457,153	608,929	4/02/19	13,236	—
Hong Kong Dollar	MSCO	Buy	2,998,100	381,888	4/02/19	38	—
Hong Kong Dollar	MSCO	Sell	2,998,100	382,256	4/02/19	330	—
Israeli Shekel	BOFA	Buy	165,000	45,466	4/02/19	—	(3)
Israeli Shekel	BOFA	Sell	165,000	45,618	4/02/19	156	—
Japanese Yen	BOFA	Buy	169,357,700	1,530,133	4/02/19	—	(46)
Japanese Yen	BOFA	Sell	169,357,700	1,524,859	4/02/19	—	(5,228)
New Zealand Dollar	BOFA	Buy	38,500	26,256	4/02/19	1	—
New Zealand Dollar	BOFA	Sell	38,500	26,253	4/02/19	—	(4)
Norwegian Krone	BOFA	Buy	554,500	64,387	4/02/19	3	—
Norwegian Krone	BOFA	Sell	554,500	64,963	4/02/19	573	—
Singapore Dollar	BOFA	Buy	144,200	106,465	4/02/19	—	(5)
Singapore Dollar	BOFA	Sell	144,200	106,758	4/02/19	299	—
Swedish Krona	BOFA	Buy	1,312,700	141,519	4/02/19	7	—
Swedish Krona	BOFA	Sell	1,312,700	142,531	4/02/19	1,004	—
Swiss Franc	MSCO	Buy	395,500	397,108	4/02/19	20	—
Swiss Franc	MSCO	Sell	395,500	398,080	4/02/19	951	—
Australian Dollar	BOFA	Sell	1,980,000	1,407,279	5/02/19	—	(45)
Danish Krone	BOFA	Sell	1,616,200	243,737	5/02/19	—	(12)
Great British Pound	BOFA	Sell	477,756	623,458	5/02/19	—	(24)
Great British Pound	UBSW	Sell	477,756	623,445	5/02/19	—	(37)
Great British Pound	HSBK	Sell	477,756	623,467	5/02/19	—	(15)
Israeli Shekel	BOFA	Sell	163,400	45,113	5/02/19	2	—
New Zealand Dollar	BOFA	Sell	41,200	28,113	5/02/19	—	(1)
Euro	BOFA	Sell	990,400	1,114,945	5/03/19	—	(31)
Hong Kong Dollar	MSCO	Sell	3,046,600	388,436	5/03/19	—	(59)
Norwegian Krone	BOFA	Sell	569,800	66,243	5/03/19	—	(3)
Singapore Dollar	BOFA	Sell	144,200	106,523	5/03/19	3	—
Swedish Krona	BOFA	Sell	1,338,100	144,591	5/03/19	—	(8)
Swiss Franc	MSCO	Sell	399,800	402,557	5/03/19	—	(70)
Japanese Yen	BOFA	Sell	166,152,100	1,505,354	5/08/19	—	(433)

Total Forward Exchange Contracts						$67,702	$(6,024)

Net unrealized appreciation (depreciation)							$61,678

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 81.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$331,672,464	$15,756,592	$22,590,276	$7,074,741

Value – Unaffiliated issuers	$342,811,959	$16,843,492	$24,534,407	$7,261,965
Cash	144,406	—	29,568	—
Foreign currency, at value (cost $470,886, $58,135, $62,727 and $27,244, respectively)	468,864	57,840	62,448	27,182
Receivables:
Dividends	1,769,833	78,024	92,966	63,238
Variation margin on futures contracts	17,000	417	1,019	601
Deposits with brokers for:
Futures contracts	88,400	2,971	8,018	4,575
Unrealized appreciation on OTC forward exchange contracts	—	—	—	67,702

Total assets	345,300,462	16,982,744	24,728,426	7,425,263

Liabilities:
Payables:
Management fees	163,319	6,427	7,127	2,493
Funds advanced by custodian	—	56,196	—	7,056
Deferred tax	652,819	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	6,024

Total liabilities	816,138	62,623	7,127	15,573

Net assets, at value	$344,484,324	$16,920,121	$24,721,299	$7,409,690

Net assets consist of:
Paid-in capital	$346,426,552	$15,871,033	$22,647,758	$7,190,050
Total distributable earnings (loss)	(1,942,228)	1,049,088	2,073,541	219,640

Net assets, at value	$344,484,324	$16,920,121	$24,721,299	$7,409,690

Shares outstanding	11,600,000	600,000	800,000	300,000

Net asset value per share	$29.70	$28.20	$30.90	$24.70

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2019

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$13,863,230	$642,138	$619,910	$291,535
Interest from securities loaned:
Non-Controlled affiliates (Note 3d)	3,152	194	65	—

Total investment income	13,866,382	642,332	619,975	291,535

Expenses:
Management fees (Note 3a)	1,776,709	74,518	65,359	28,081
Other	3,719	27	—	6

Total expenses	1,780,428	74,545	65,359	28,087
Expenses waived/paid by affiliates (Note 3c)	(12,120)	(56)	(1,508)	—

Net expenses	1,768,308	74,489	63,851	28,087

Net investment income	12,098,074	567,843	556,124	263,448

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(13,568,663)	(27,042)	(8,369)	(110,478)
In-kind redemptions	17,013,234	—	1,103,795	515,523
Foreign currency transactions	(253,161)	(5,061)	(5,884)	(5,128)
Forward exchange contracts	—	—	—	568,281
Futures contracts	(69,882)	(3,715)	(9,811)	292

Net realized gain (loss)	3,121,528	(35,818)	1,079,731	968,490

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(47,735,945)	25,158	(577,587)	(571,456)
Translation of other assets and liabilities denominated in foreign currencies	(24,865)	(991)	(666)	(336)
Forward exchange contracts	—	—	—	76,208
Futures contracts	16,210	397	1,693	871
Change in deferred taxes on unrealized appreciation	(447,620)	—	—	—

Net change in unrealized appreciation (depreciation)	(48,192,220)	24,564	(576,560)	(494,713)

Net realized and unrealized gain (loss)	(45,070,692)	(11,254)	503,171	473,777

Net increase (decrease) in net assets resulting from operations	$(32,972,618)	$556,589	$1,059,295	$737,225

[a]Foreign taxes withheld on dividends	$1,540,949	$38,822	$30,675	$21,087

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2019	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$12,098,074	$10,087,219	$567,843	$636,274
Net realized gain (loss)	3,121,528	13,064,209	(35,818)	1,741,940
Net change in unrealized appreciation (depreciation)	(48,192,220)	37,377,161	24,564	(799,825)

Net increase (decrease) in net assets resulting from operations	(32,972,618)	60,528,589	556,589	1,578,389

Distributions to shareholders (Note 1f)	(11,215,046)	(10,215,291)	(569,521)	(703,577)

Capital share transactions: (Note 2)	(12,217,518)	22,490,658	—	(11,247,987)

Net increase (decrease) in net assets	(56,405,182)	72,803,956	(12,932)	(10,373,175)
Net assets:
Beginning of year	400,889,506	328,085,550	16,933,053	27,306,228

End of year (Note 1f)	$344,484,324	$400,889,506	$16,920,121	$16,933,053

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2019	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$556,124	$446,902	$263,448	$304,432
Net realized gain (loss)	1,079,731	463,478	968,490	(483,664)
Net change in unrealized appreciation (depreciation)	(576,560)	1,333,208	(494,713)	530,205

Net increase (decrease) in net assets resulting from operations	1,059,295	2,243,588	737,225	350,973

Distributions to shareholders (Note 1f)	(478,140)	(476,289)	(380,919)	(529,464)

Capital share transactions: (Note 2)	6,058,346	(5,429,739)	(2,648,534)	—

Net increase (decrease) in net assets	6,639,501	(3,662,440)	(2,292,228)	(178,491)
Net assets:
Beginning of year	18,081,798	21,744,238	9,701,918	9,880,409

End of year (Note 1f)	$24,721,299	$18,081,798	$7,409,690	$9,701,918

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form or cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At March 31, 2019, the Funds had no securities on loan.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Distributions from net investment income:	$(10,215,291)	$(703,577)	$(476,289)	$(529,464)

For the year ended March 31, 2018, undistributed net investment income and distribution in excess of net investment income included in net assets were as follows:

Fund	Undistributed Net Investment Income	Distribution in Excess of Net Investment Income
Franklin LibertyQ Emerging Markets ETF	$1,259,012	$—
Franklin LibertyQ Global Dividend ETF	66,523	—
Franklin LibertyQ Global Equity ETF	86,314	—
Franklin LibertyQ International Equity Hedged ETF	—	(335,926)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	4,000,000	$121,573,734	2,400,000	$74,304,093
Shares redeemed	(4,400,000)	(133,791,252)	(1,600,000)	(51,813,435)

Net increase (decrease)	(400,000)	$(12,217,518)	800,000	$22,490,658

	Franklin LibertyQ Global Dividend ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,648,090
Shares redeemed	—	—	(600,000)	(16,896,077)

Net increase (decrease)	—	$—	(400,000)	$(11,247,987)

	Franklin LibertyQ Global Equity ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	400,000	$12,112,015	—	$—
Shares redeemed	(200,000)	(6,053,669)	(200,000)	(5,429,739)

Net increase (decrease)	200,000	$6,058,346	(200,000)	$(5,429,739)

	Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,422,854	—	$—
Shares redeemed	(200,000)	(5,071,388)	—	—

Net increase (decrease)	(100,000)	$(2,648,534)	—	$—

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily average net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.55%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

Prior to February 1, 2019 the Funds paid a unified management fee to Franklin Advisers, Inc.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended March 31, 2019, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Income from securities loaned	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ Emerging Markets ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	9,351,716	(9,351,716)	—	$—	$3,152	$—	$—

Franklin LibertyQ Global Dividend ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 2.10%	27,000	435,784	(462,784)	—	$—	$194	$—	$—

Franklin LibertyQ Global Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	270,154	(270,154)	—	$—	$65	$—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Other Affiliated Transactions

At March 31, 2019, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin LibertyQ Emerging Markets ETF
Franklin 529 Portfolios	1,054,252	9.1%
Franklin Conservative Allocation Fund	1,426,049	12.3%
Franklin Growth Allocation Fund	2,976,130	25.7%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	1,036,071	8.9%
Franklin Moderate Allocation Fund	3,434,565	29.6%

	9,927,067	85.6%

Franklin LibertyQ Global Equity ETF
Franklin Resources Inc.	104,000	13.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards not subject to expiration:
Short term	$7,245,482	$31,911	$7,366	$—
Long term	2,639,912	1,217	—	—

Total capital loss carryforwards	$9,885,394	$33,128	$7,366	$—

During the year ended March 31, 2019, the following Funds utilized capital loss carryforwards as follows:

Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
$3,601	$69,934

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2019, Franklin LibertyQ International Equity Hedged ETF deferred late year ordinary losses of $11,086.

The tax character of distributions paid during the years ended March 31, 2019 and 2018, were as follows:

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$11,215,046	$10,215,291	$569,521	$703,577

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$478,140	$476,289	$80,011	$529,464
Long-term Capital Gain	$—	$—	$300,908	$—

	$478,140	$476,289	$380,919	$529,464

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$336,483,163	$15,820,904	$22,638,631	$7,119,984

Unrealized appreciation	$26,031,618	$1,778,488	$2,607,697	$592,902
Unrealized depreciation	(19,702,822)	(755,900)	(711,921)	(450,921)

Net unrealized appreciation (depreciation)	$6,328,796	$1,022,588	$1,895,776	$141,981

Distributable earnings – undistributed ordinary income	$2,282,685	$60,332	$185,672	$—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2019, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$189,652,978	$4,257,137	$7,529,600	$3,109,563
Sales	$171,927,406	$4,249,992	$6,605,181	$2,788,716

In-kind transactions associated with creation and redemptions for the year ended March 31, 2019, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$46,529,395	$—	$10,198,492	$2,377,327
Value of Securities Delivered[a]	$75,755,622	$—	$5,040,428	$4,874,548

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2019, Franklin LibertyQ Emerging Markets ETF had 11.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in Russia.

7. Other Derivative Information

At March 31, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF

Equity contracts	Variation margin on futures contracts	$16,210	[a]	Variation margin on futures contracts	$—
Franklin LibertyQ Global Dividend ETF

Equity contracts	Variation margin on futures contracts	$397	[a]		$—
Franklin LibertyQ Global Equity ETF

Equity contracts	Variation margin on futures contracts	$1,693	[a]	Variation margin on futures contracts	$—
Franklin LibertyQ International Equity Hedged ETF

Equity contracts	Variation margin on futures contracts	$871	[a]	Variation margin on futures contracts	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	67,702		Unrealized depreciation on OTC forward exchange contracts	6,024

Totals		$68,573			$6,024

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

For the year ended March 31, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(69,882)	Futures contracts	$16,210

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(3,715)	Futures contracts	$397

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(9,811)	Futures contracts	$1,693

Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$292	Futures contracts	$871

Foreign exchange contracts	Forward exchange contracts	568,281	Forward exchange contracts	76,208

Totals		$568,573		$77,079

For the year ended March 31, 2019, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$1,080,546	$37,285	$41,724	$7,697
Forward exchange contracts	$—	$—	$—	$21,569,417

At March 31, 2019, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin International Equity Hedged ETF
Forward Exchange Contracts	$67,702	$6,024

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2019, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$39,844	$(5,843)	$—	$—	$34,001
HSBK	13,271	(15)	—	—	13,256
MSCO	1,339	(129)	—	—	1,210
UBSW	13,248	(37)’	—	—	13,211

Total	$67,702	$(6,024)	$—	$—	$61,678

At March 31, 2019, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$5,843	$(5,843)	$—	$—	$—
HSBK	15	(15)	—	—	—
MSCO	129	(129)	—	—	—
UBSW	37	(37)	—	—	—

Total	$6,024	$(6,024)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

See abbreviations on page 81.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$342,811,959	$—	$—	$342,811,959

Other Financial Instruments:
Futures Contracts	$16,210	$—	$—	$16,210

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,843,492	$—	$—	$16,843,492

Other Financial Instruments:
Futures Contracts	$397	$—	$—	$397

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$24,534,407	$—	$—	$24,534,407

Other Financial Instruments:
Futures Contracts	$1,693	$—	$—	$1,693

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,261,965	$—	$—	$7,261,965

Other Financial Instruments:
Forward Exchange Contracts	—	67,702	—	67,702
Futures Contracts	871	—	—	871

Total Other Financial Instruments	$871	$67,702	$—	$68,573

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$(6,024)	$—	$(6,024)

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Counterparty
ADR	American Depositary Receipt	BOFA	Bank of America Corp.
ETF	Exchange Traded Fund	HSBK	HSBC Bank PLC
GDR	Global Depositary Receipt	IDR	International Depositary Receipt
IDR	International Depositary Receipt	MSCO	Morgan Stanley
NVDR	Non-Voting Depositary Receipt	UBSW	UBS AG
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF (the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019 , the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, Franklin LibertyQ International Equity Hedged hereby reports the maximum amount allowable but no less than $300,908 as a long term capital gain dividend for the fiscal year ended March 31, 2019.

Under Section 871(k)(2)(C) of the Internal Revenue Code, Franklin LibertyQ International Equity Hedged hereby reports the maximum amount allowable but no less than $80,011 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019.

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2019.

Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF
33.63%	43.97%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31,2019.

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
$9,473,525	$621,878	$535,793	$278,331

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2019, more than 50% of the following Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the June 2019 distribution, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ International Equity Hedged ETF

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2016	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer– Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF A 05/19

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2019

Franklin Liberty International Opportunities ETF	Franklin Liberty U.S. Low Volatility ETF
Franklin Liberty Investment Grade Corporate ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit www.franklintempleton.com/investor/products/etf/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Franklin Liberty International Opportunities ETF

This annual report for Franklin Liberty International Opportunities ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities in developed, developing and frontier markets outside of the U.S. across the entire market capitalization spectrum, including small- and mid-capitalization companies.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -5.80% based on market price and -4.54% based on net asset value (NAV). In comparison, the MSCI All Country World Index (ACWI) ex USA Index, which measures stock performance in global developed and emerging markets excluding the U.S., posted a -3.74% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the 12 months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, the U.S. Federal Reserve’s (Fed’s) indications of a patient approach to its monetary policy decisions and optimism about a potential U.S.-China trade deal. In this environment, global stocks, as measured by the MSCI ACWI Index, posted a +3.16% total return for the 12 months ended March 31, 2019.1

However, various factors weighed on global markets, including concerns about regulation of technology companies, political uncertainties in the U.S. and the European

Geographic Composition

Based on Total Net Assets as of 3/31/19

Union, the Fed’s interest-rate path and the European Central Bank’s (ECB’s) unwinding of its bond purchase program. Markets were also pressured by U.S. trade disputes with China and other trading partners, and their impact on global growth and corporate earnings.

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.2

The Fed raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged, signaled no rate hikes in 2019 and mentioned it would end its balance sheet normalization by the end of September 2019.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 24.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2018’s second and third quarters, but it moderated in the fourth quarter. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly GDP growth moderated in 2018’s third quarter but accelerated in the following two quarters. The bloc’s annual inflation varied throughout the 12 months under review but ended the period unchanged from the March 2018 level. The ECB kept its benchmark interest rate unchanged during the period and concluded its bond purchase program at the end of 2018. In March 2019, the ECB mentioned it expected key interest rates to remain unchanged at least through the end of 2019 and announced the launch of a new stimulus measure beginning in September 2019.

In Asia, Japan’s quarterly GDP expanded in 2018’s second quarter, contracted in the third quarter and returned to growth in the fourth quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth slowed in 2018’s second quarter, but it accelerated in the third quarter before easing in the fourth quarter. After accelerating in 2018’s second quarter, Russia’s annual GDP growth held steady in 2018’s third quarter and accelerated in the fourth quarter. The Bank of Russia increased its key rate twice during the period. China’s annual GDP growth stabilized in 2019’s first quarter after moderating in the previous three quarters. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a -7.06% total return during the 12-month period.1

Investment Strategy

The Fund’s individual country and sector weightings may vary significantly from its benchmark index, and investments will not necessarily be in the securities that comprise its benchmark index. The Fund’s exposure to various regions and markets will vary from time to time according to the investment manager’s opinions as to the prevailing conditions and prospects for these markets. In seeking to outperform the relevant market of each region, the investment manager consults with various local asset managers based in certain regions around the world (Sub-Advisors). Although the Sub-Advisors assist the investment manager in the selection of local securities, the investment manager retains the sole discretion with respect to portfolio security selection. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase

Top 10 Countries

3/31/19

% of Total Net Assets
Japan	13.9%
United Kingdom	12.1%
China	11.7%
France	6.6%
Canada	6.2%
Spain	5.4%
Switzerland	5.0%
Australia	3.8%
Italy	3.5%
India	3.3%

liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

When choosing equity investments for the Fund, we apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in companies that we consider to be financially strong with favorable growth potential and sustainable competitive advantages. We may also consider, among other factors, a company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

During the reporting period, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index, as security selection and an overweighted position in the consumer discretionary sector and stock selection in materials weighed on relative performance. Stock selection in financials and health care contributed to relative performance.

A number of the Fund’s more cyclically oriented companies detracted from relative performance amid increasing investor concerns about the health of the global economy. Among the detractors were China-based auto company Brilliance China Automotive Holdings and France-based home furnishings retailer Maisons du Monde. Brilliance China Automotive saw its shares fall steadily through much of 2018 amid weak car sales in China and news German automaker BMW (not a Fund holding) would take a majority stake in their joint venture, potentially further reducing Brilliance China Automotive’s overall sales.

Maisons du Monde, meanwhile, had to contend with a weak economic environment in France. However, sales have remained resilient as the company benefited from its omnichannel and international strategies.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	12.5%
Pharmaceuticals	7.5%
Internet & Direct Marketing Retail	6.2%
Insurance	5.7%
Semiconductors & Semiconductor Equipment	4.0%
Electrical Equipment	3.9%
Interactive Media & Services	3.5%
IT Services	3.5%
Oil, Gas & Consumable Fuels	3.3%
Capital Markets	3.0%

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	3.1%
Tencent Holdings Ltd. Interactive Media & Services, China	2.3%
Novartis AG Pharmaceuticals, Switzerland	2.2%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.1%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	1.6%
Sanofi Pharmaceuticals, France	1.7%
AIA Group Ltd. Insurance, Hong Kong	1.6%
FinecoBank Banca Fineco SpA Banks, Italy	1.5%
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	1.4%

In the industrials sector, Italian electric cable manufacturer Prysmian weighed on relative performance after it issued a warning of additional costs related to a U.K. subsea project. Despite the weakness, Prysmian has continued to see solid demand for its undersea electrical and telecommunications cables. Furthermore, we believe Prysmian could benefit from long-term secular trends such as the growing use of alternative energy sources and smart grid adoption. Other detractors included materials stocks Lotte Chemical, a South Korean chemical company, and Ezz Steel, an Egyptian steel company.

With energy prices rising during the period, TGS-Nopec Geophysical (not held at period-end), a Norway-based provider of geosciences data, contributed to relative performance based on growing investor optimism that higher crude oil prices could lead to a pickup in oil and gas exploration and production activity.

In financials, Italian multi-channel lender FinecoBank Banca Fineco reported strong earnings for 2018 as the bank continues to execute well, in our assessment. Additionally, investor optimism that the ECB would continue to undertake efforts to support the European banking system was also a positive for the Italian lender.

Several of the Fund’s pharmaceuticals holdings contributed to relative performance as investors sought out stable growth amid the more challenging market environment in late 2018. Contributors included Swiss drug makers Roche Holding and Novartis, both of which have what we view as robust product pipelines. Australia-based blood products company CSL was another contributor based on strong growth in its plasma and vaccines businesses.

The ETF did not use derivatives during the period.

Thank you for your participation in Franklin Liberty International Opportunities ETF. We look forward to serving your future investment needs.

Purav A. Jhaveri, CFA, FRM

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-4.54%	[5]	-5.80%	-4.54%	-5.80%
Since Inception (1/25/17)	+16.92%		+16.64%	+7.44%	+7.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

1/25/17–3/31/19

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.239893	$0.095145	$0.087308	$0.422346

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.60%	3.39%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries or sectors, or investments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Smaller and midsize-company stocks have historically experienced more price volatility than larger-company stocks, especially over the short term. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$972.00	$2.90	$1,021.99	$2.97	0.59%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	franklintempleton.com

Franklin Liberty Investment Grade Corporate ETF

This annual report for Franklin Liberty Investment Grade Corporate ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +4.80% based on market price and +4.46% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index posted a +4.94% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% three times during the period,

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	21.1%
Oil, Gas & Consumable Fuels	12.5%
Capital Markets	4.9%
Electric Utilities	4.0%
Diversified Financial Services	3.8%
Food & Staples Retailing	3.7%
Diversified Telecommunication Services	3.5%
Internet & Direct Marketing Retail	3.4%
Media	3.4%
Entertainment	3.1%

to 2.25%–2.50%, and continued reducing its balance sheet as a part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hikes in 2019. The Fed also lowered its forecasts for economic growth in 2019 and 2020. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose to multi-year highs several times in 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus, several better-than-expected U.S. economic reports and optimism surrounding trade talks between the U.S. and China also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, U.S. trade disputes with China and other trading partners, slower domestic and global economic growth, and the Fed’s indications of a cautious approach to its monetary policy decisions. Overall, the 10-year Treasury yield declined from 2.74% at the beginning of the period to 2.41% at period-end.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Investment-grade corporate bonds were volatile during the period. Yield spreads relative to U.S. Treasury securities increased for the final nine months of 2018 before recovering in early 2019. The market was driven by mixed global economic growth data, mostly positive corporate earnings news, central bank activities and headlines about trade wars. Investors also focused on the diminishing quality of the investment grade credit universe, as shown by a rising proportion of bonds rated BBB by the major credit rating agencies.

Government bond yields also reflected these uncertainties, with the 10-year U.S. Treasury yield starting the period at 2.74% and ending at 2.41% after closing as high as 3.24% in November 2018. The yield curve continued to flatten and then invert, as shorter yields rose more than longer term yields. Investors closely watched the monetary policy plans

Top 10 Holdings

3/31/19

Issue/Issurer Sector/Industry	% of Total Net Assets
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19 Internet & Direct Marketing Retail	3.4%
Chevron Corp., senior note, 2.954%, 5/16/26 Oil, Gas & Consumable Fuels	3.0%
Shell International Finance BV, senior note, 2.125%, 5/11/20 Oil, Gas & Consumable Fuels	2.8%
Microsoft Corp., senior bond, 4.45%, 11/03/45 Software	2.7%
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25 Capital Markets	2.7%
Bank of America Corp., sub. bond, 4.183%, 11/25/27 Banks	2.5%
Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20 Banks	2.5%
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21 Media	2.5%
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23 Banks	2.4%
Verizon Communications Inc., senior bond, 5.50%, 3/16/47 Diversified Telecommunication Services	2.3%

from the Fed. The Fed continued to hike rates through late 2018 before taking a dovish turn in early 2019 as economic growth showed some weakness and inflation pressures remained mostly muted.

The Fund underperformed its benchmark on a net basis during the period. Duration/yield curve positioning was a major performance detractor, while security selection also hurt performance. Industry and quality allocations helped performance.

Duration/yield curve positioning detracted due to the Fund’s slightly short duration stance relative to the benchmark in an environment where U.S. treasury rates ultimately ended lower. Duration remains a key component of any investment-grade credit strategy.

Security selection results were mixed, but negatives ultimately outweighed the positives. Some of the major detractors during the period included British American Tobacco, Anadarko Petroleum, Telefonica Emisiones and FedEx. Major contributors included Verizon Communications, Chevron, Burlington Northern Santa Fe and Glencore Funding.

The Fund’s overweighted position in BBB rated bonds helped performance, despite investor concerns about the growth of the BBB segment of the market. We remained selective about

10	Annual Report	franklintempleton.com

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

which BBB bonds we bought, focusing primarily on those issuers with improving or stable credit metrics that we believed also offered good compensation for the risks involved.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.46%	+4.80%	+4.46%	+4.80%
Since Inception (10/3/16)	+4.99%	+5.11%	+1.97%	+2.02%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.61%	3.51%	2.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/3/16–3/31/19

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.908476

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.35%	1.04%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,043.20	$1.78	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	15

Franklin Liberty U.S. Low Volatility ETF

This annual report for Franklin Liberty U.S. Low Volatility ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +15.08% based on market price and +14.98% based on net asset value (NAV). In comparison, the Russell 1000® Index produced a +9.30% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Information Technology	22.8%
Health Care	14.3%
Financials	13.2%
Consumer Discretionary	10.2%
Industrials	9.8%
Communication Services	7.4%
Consumer Staples	6.8%
Energy	5.1%
Real Estate	3.9%
Utilities	3.2%

as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hikes in 2019. The Fed also lowered its forecasts for economic growth in 2019 and 2020. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019.

U.S. equity markets overall rose during the period, benefiting from upbeat economic data and better U.S. corporate earnings. However, markets reflected concerns about tighter regulation of technology companies, the Fed’s interest-rate path, U.S. political uncertainties and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. These concerns were partially alleviated by easing trade tensions and optimism about a potential U.S.-China trade deal. Markets also benefited from the Fed’s indications of a patient approach to its monetary policy decisions. After reaching a new all-time high in September 2018, the broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index (S&P 500®), sold off sharply during 2018’s fourth quarter but rallied in 2019’s first quarter. Overall, the S&P 500 posted a +9.50% total return for the 12-month period.3

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

3. Source: Morningstar.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.4 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

The Fund posted strong performance during the period and outperformed its benchmark, the Russell 1000® Index. Most sectors contributed to relative returns, led by information technology, financials and health care. Conversely, the industrials sector dampened relative results.

Overall, technology stocks held by the Fund fared well despite investor concerns about trade and global growth that permeated financial markets during the reporting period. Major sector contributors included software industry holdings Intuit and Synopsys and payroll processing software company Automatic Data Processing. In contrast, an underweighting in rising shares of Microsoft dampened relative performance.

Stock selection benefited relative returns in the financials sector, particularly in the insurance industry where The Progressive Corp., Aflac and The Travelers Companies had positive performance. A detractor in the sector was investment management company BlackRock (not held at period-end).

The health care sector benefited from a position in Merck & Co., which had a successful year from strong sales of its lung cancer treatment. Diversified life sciences company Danaher

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
Verizon Communications Inc. Communication Services	1.5%
TELUS Corp. Communication Services	1.5%
The Walt Disney Co. Communication Services	1.5%
Comcast Corp., A Communication Services	1.5%
Accenture PLC, A Information Technology	1.5%
Synopsys Inc. Information Technology	1.5%
Fiserv Inc. Information Technology	1.5%
Alphabet Inc., A Information Technology	1.5%
Automatic Data Processing Inc. Information Technology	1.5%
Intuit Inc. Information Technology	1.4%

also added to Fund performance along with Abbott Laboratories and Baxter International. A detractor in the sector was Laboratory Corporation of America (not held at period-end), which struggled from weak demand for its diagnostic testing services that led to a revenue shortfall for the company.

Elsewhere, top contributors included household products company Church & Dwight (not held at period-end) in the consumer staples sector and Starbucks (not held at period-end) in the consumer discretionary sector.

In contrast, federal budget concerns made it a difficult year for defense contractor General Dynamics in the industrials sector. In the consumer discretionary sector, Ford Motor (not held at period-end) shares declined as the automaker faced several challenges, including slowing sales, rising raw materials costs and the potential impact of tariffs on its bottom line.

4. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	17

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+14.98%	+15.08%	+14.98%	+15.08%
Since Inception (9/20/16)	+40.94%	+41.16%	+14.55%	+14.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

franklintempleton.com	Annual Report	19

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/20/16–3/31/19

See page 21 for Performance Summary footnotes.

20	Annual Report	franklintempleton.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.471519	$0.016245	$0.335250	$0.823014

Total Annual Operating Expenses6

With Waiver	Without Waiver
0.50%	2.11%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	21

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,036.80	$2.54	$1,022.44	$2.52	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Opportunities ETF

	Year Ended March 31,

	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$28.89	$25.58	$24.50

Income from investment operations:[b]

Net investment income[c]	0.51	0.45	0.09

Net realized and unrealized gains (losses)	(1.89)	4.00	0.99

Total from investment operations	(1.38)	4.45	1.08

Less distributions from:

Net investment income	(0.24)	(0.74)	—

Net realized gains	(0.18)	(0.40)	—

Total distributions	(0.42)	(1.14)	—

Net asset value, end of year	$27.09	$28.89	$25.58

Total return[d]	(4.70)%	17.50%	4.41%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.34%	3.38%	8.50%

Expenses net of waiver and payments by affiliates	0.60%	0.59%	0.60%

Net investment income	1.89%	1.60%	1.98%

Supplemental data

Net assets, end of year (000’s)	$9,480	$5,778	$5,116

Portfolio turnover rate[f]	20.83%	34.08%	2.32%

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty International Opportunities ETF

		Industry	Shares/Unit	Value
	Common Stocks 99.0%
	Australia 3.8%
	Amcor Ltd.	Containers & Packaging	8,376	$91,569
	BHP Group Ltd.	Metals & Mining	798	21,818
	Commonwealth Bank of Australia	Banks	413	20,724
	CSL Ltd.	Biotechnology	847	117,289
	Ramsay Health Care Ltd.	Health Care Providers & Services	684	31,266
	Rio Tinto Ltd.	Metals & Mining	1,062	73,863

				356,529

	Brazil 1.2%
	Ambev SA	Beverages	2,500	10,811
a	B2W Cia Digital	Internet & Direct Marketing Retail	800	8,679
	B3 SA—Brasil Bolsa Balcao	Capital Markets	2,500	20,634
	CCR SA	Transportation Infrastructure	4,900	14,782
	Companhia Energetica de Minas Gerais	Electric Utilities	4,600	19,739
	Energisa SA	Electric Utilities	900	9,378
	Vale SA	Metals & Mining	2,100	27,482

				111,505

	Canada 6.2%
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	875	51,559
	Brookfield Asset Management Inc., A	Capital Markets	2,275	106,023
	Canadian National Railway Co.	Road & Rail	1,225	109,695
	Dollarama Inc.	Multiline Retail	963	25,698
	Enbridge Inc.	Oil, Gas & Consumable Fuels	1,575	57,060
	Nutrien Ltd.	Chemicals	700	36,930
	Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	2,975	15,566
	Royal Bank of Canada	Banks	1,084	81,806
	TELUS Corp.	Diversified Telecommunication Services	1,138	42,151
	The Toronto-Dominion Bank	Banks	1,170	63,512

				590,000

	China 11.7%
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	1,593	290,643
	Bank of Ningbo Co. Ltd., A	Banks	17,500	55,311
	Brilliance China Automotive Holdings Ltd.	Automobiles	48,000	47,572
	China Merchants Bank Co. Ltd., A	Banks	5,500	27,761
	China Merchants Bank Co. Ltd., H	Banks	15,500	75,329
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	2,870	125,390
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	175	15,766
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	14,000	156,765
	Silergy Corp.	Semiconductors & Semiconductor Equipment	5,000	74,626
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	21,497
	Tencent Holdings Ltd.	Interactive Media & Services	4,800	220,740

				1,111,400

	Denmark 0.6%
	ISS AS	Commercial Services & Supplies	1,839	56,011

	Egypt 0.4%
a	Ezz Steel	Metals & Mining	37,815	39,473

	Finland 0.9%
	Tieto OYJ	IT Services	2,703	82,554

	France 6.6%
	Capgemini SE	IT Services	777	94,312
	Maisons du Monde SA	Specialty Retail	3,406	65,857
	Sanofi	Pharmaceuticals	1,761	155,696
	Schneider Electric SE	Electrical Equipment	1,216	95,495

24	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

		Industry	Shares/Unit	Value
	Common Stocks (continued)
	France (continued)
	SEB SA	Household Durables	530	$89,266
	Vinci SA	Construction & Engineering	1,258	122,496

				623,122

	Germany 1.1%
	1&1 Drillisch AG	Wireless Telecommunication Services	1,064	37,920
	Draegerwerk AG & Co. KGAA	Health Care Equipment & Supplies	1,525	65,412

				103,332

	Hong Kong 2.6%
	AIA Group Ltd.	Insurance	15,200	151,323
	IMAX China Holding Inc.	Media	8,900	22,131
a	Samsonite International SA	Textiles, Apparel & Luxury Goods	23,100	74,009

				247,463

	India 3.3%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	8,965	43,107
	HDFC Bank Ltd.	Banks	3,150	105,443
	ICICI Bank Ltd.	Banks	7,364	42,574
	Infosys Ltd.	IT Services	4,055	43,541
	Kotak Mahindra Bank Ltd.	Banks	805	15,507
a	MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,225	33,810
	UltraTech Cement Ltd.	Construction Materials	554	31,975

				315,957

	Indonesia 0.7%
	Bank Central Asia Tbk PT	Banks	34,800	67,816

	Ireland 1.2%
	Glanbia PLC	Food Products	6,036	118,200

	Italy 3.5%
	Banca Generali SpA	Capital Markets	4,081	101,636
	FinecoBank Banca Fineco SpA	Banks	10,759	141,647
	Prysmian SpA	Electrical Equipment	4,470	84,648

				327,931

	Japan 13.9%
	Astellas Pharma Inc.	Pharmaceuticals	2,200	32,965
	Bridgestone Corp.	Auto Components	800	30,833
	Daikin Industries Ltd.	Building Products	800	93,743
	Denso Corp.	Auto Components	2,200	85,806
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	800	36,384
	Honda Motor Co. Ltd.	Automobiles	3,900	105,529
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	20,100	91,979
	Mitsubishi Electric Corp.	Electrical Equipment	7,000	89,962
	Mitsubishi UFJ Financial Group Inc.	Banks	14,000	69,567
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	59,759
	Nidec Corp.	Electrical Equipment	800	101,369
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	800	31,433
	Panasonic Corp.	Household Durables	1,400	12,069
	Pigeon Corp.	Household Products	1,100	44,970
	SCSK Corp.	IT Services	800	35,669
	SoftBank Group Corp.	Wireless Telecommunication Services	1,200	116,493
	Sony Corp.	Household Durables	1,100	46,163
	Sumitomo Chemical Co. Ltd.	Chemicals	14,900	69,327
	Sumitomo Electric Industries Ltd.	Auto Components	3,200	42,456
	Suntory Beverage & Food Ltd.	Beverages	500	23,490
	The Dai-ichi Life Holdings Inc.	Insurance	4,900	68,087

franklintempleton.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares/Unit	Value
	Common Stocks (continued)
	Japan (continued)
	Toyota Motor Corp.	Automobiles		500	$29,304

					1,317,357

	Mexico 1.2%
	America Movil SAB de CV, L	Wireless Telecommunication Services		70,000	50,089
	Fomento Economico Mexicano SAB de CV	Beverages		6,650	61,418

					111,507

	Netherlands 2.4%
	ASML Holding NV	Semiconductors & Semiconductor Equipment		581	109,077
	ASR Nederland NV	Insurance		2,736	113,976

					223,053

	Norway 2.0%
a	Atea ASA	IT Services		5,215	75,818
	Sbanken ASA	Banks		13,020	118,383

					194,201

	Philippines 0.6%
	BDO Unibank Inc.	Banks		11,730	29,889
	Security Bank Corp.	Banks		8,680	28,597

					58,486

	Portugal 1.0%
	Corticeira Amorim SGPS SA	Paper & Forest Products		7,654	91,443

	Russia 1.0%
	Gazprom PJSC	Oil, Gas & Consumable Fuels		20,720	47,185
a	Yandex NV, A	Interactive Media & Services		1,400	48,076

					95,261

	Singapore 1.0%
	DBS Group Holdings Ltd.	Banks		4,900	91,271

	South Africa 1.6%
a	MultiChoice Group Ltd.	Media		560	4,687
	Naspers Ltd., N	Internet & Direct Marketing Retail		560	129,392
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	21,308	14,332

					148,411

	South Korea 2.6%
	Lotte Chemical Corp.	Chemicals		298	76,265
	Naver Corp.	Interactive Media & Services		578	63,142
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		2,800	110,140

					249,547

	Spain 5.4%
	Applus Services SA	Professional Services		8,866	105,923
	Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics		4,961	116,980
	Ebro Foods SA	Food Products		4,691	100,395
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	9,280	121,550
	Tecnicas Reunidas SA	Energy Equipment & Services		2,472	69,586

					514,434

	Sweden 0.8%
	Dometic Group AB	Auto Components		10,073	79,332

	Switzerland 5.0%
	Ferguson PLC	Trading Companies & Distributors		796	50,658
	Novartis AG	Pharmaceuticals		2,202	211,776

26	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares/Unit	Value
	Common Stocks (continued)
	Switzerland (continued)
	Roche Holding AG	Pharmaceuticals		754	$207,712

					470,146

	Taiwan 2.5%
	Ennoconn Corp.	Technology Hardware, Storage & Peripherals		4,000	34,522
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		25,000	199,137

					233,659

	Thailand 1.3%
	Kasikornbank PCL, fgn.	Banks		5,000	29,620
	Minor International PCL, fgn.	Hotels, Restaurants & Leisure		38,500	46,707
	The Siam Cement PCL, fgn.	Construction Materials		3,300	49,706

					126,033

	United Arab Emirates 0.8%
	Emirates NBD PJSC	Banks		27,076	74,820

	United Kingdom 12.1%
	Associated British Foods PLC	Food Products		2,004	63,690
	AstraZeneca PLC	Pharmaceuticals		910	72,747
	Bodycote PLC	Machinery		5,871	62,961
	BP PLC	Oil, Gas & Consumable Fuels		10,759	78,299
	British American Tobacco PLC	Tobacco		1,234	51,358
	Bunzl PLC	Trading Companies & Distributors		2,017	66,547
	Close Brothers Group PLC	Capital Markets		3,137	59,475
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,628	68,372
	DS Smith PLC	Containers & Packaging		13,231	57,911
	Howden Joinery Group PLC	Trading Companies & Distributors		11,593	73,311
b	Ibstock PLC, Reg S	Construction Materials		18,347	57,329
	Imperial Brands PLC	Tobacco		1,907	65,217
	National Grid PLC	Multi-Utilities		4,328	47,982
	Prudential PLC	Insurance		2,385	47,782
	Reckitt Benckiser Group PLC	Household Products		570	47,402
	RELX PLC	Professional Services		2,718	58,137
	Restore PLC	Commercial Services & Supplies		7,424	33,375
	Smith & Nephew PLC	Health Care Equipment & Supplies		3,010	59,735
	Unite Group PLC	Equity Real Estate Investment Trusts (REITs	)	6,562	78,452

					1,150,082

	Total Common Stocks (Cost $9,497,202)				9,380,336

	Preferred Stocks 0.8%
	Brazil 0.8%
a	Azul SA, pfd.	Airlines		1,000	9,834
c	Banco Bradesco SA, 2.673%, pfd.	Banks		2,650	29,239
c	Itau Unibanco Holding SA, 4.179%, pfd.	Banks		2,000	17,694
c	Petroleo Brasileiro SA, 3.207%, pfd.	Oil, Gas & Consumable Fuels		2,900	20,910

	Total Preferred Stocks (Cost $62,810)				77,677

	Total Investments (Cost $9,560,012) 99.8%				9,458,013
	Other Assets, less Liabilities 0.2%				22,059

	Net Assets 100.0%				$9,480,072

franklintempleton.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

See Abbreviations on page 47.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $57,329, representing 0.6% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31,

	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.97	$24.21	$25.00

Income from investment operations:[b]

Net investment income[c]	0.82	0.80	0.32

Net realized and unrealized gains (losses)	0.21	(0.22)	(0.78)

Total from investment operations	1.03	0.58	(0.46)

Less distributions from net investment income	(0.91)	(0.82)	(0.33)

Net asset value, end of year	$24.09	$23.97	$24.21

Total return[d]	4.46%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.07%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.37%	0.40%

Net investment income	3.49%	3.27%	2.76%

Supplemental data

Net assets, end of year (000’s)	$18,065	$39,554	$53,268

Portfolio turnover rate[f]	22.02%	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 93.7%
	Air Freight & Logistics 1.1%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	200,000	$198,543

	Automobiles 1.1%
	Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	200,000	195,631

	Banks 21.1%
a	ANZ New Zealand International Ltd. of London, senior note, 144A, 2.875%, 1/25/22	New Zealand	200,000	199,414
	Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	450,000	457,357
a	BPCE SA, sub note, 144A, 5.15%, 7/21/24	France	200,000	208,826
	Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	345,000	355,454
a	Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	390,000	400,458
b	HSBC Holdings PLC, junior sub. bond, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	200,000	199,867
	HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	344,000	354,032
	JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	425,000	429,599
	Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	230,000	228,293
a	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	325,000	326,238
	Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	450,000	449,415
	Wells Fargo & Co., sub. bond, 4.75%, 12/03/46	United States	185,000	194,416

				3,803,369

	Beverages 1.9%
a	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., senior bond, 144A, 4.70%, 2/01/36	United States	340,000	340,166

	Biotechnology 1.1%
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	185,000	195,622

	Capital Markets 4.9%
	Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	405,000	405,266
	The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	475,000	486,674

				891,940

	Diversified Financial Services 3.8%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 5.00%, 10/01/21	Netherlands	215,000	223,174
a	Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	220,000	217,250
	GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	275,000	254,641

				695,065

	Diversified Telecommunication Services 3.5%
	Telefonica Emisiones SA, senior bond, 7.045%, 6/20/36	Spain	185,000	225,418
	Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	355,000	416,061

				641,479

	Electric Utilities 4.0%
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	165,000	178,396
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	245,000	242,835
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Cayman Islands	300,000	304,601

				725,832

	Entertainment 3.1%
	Time Warner Inc., senior bond, 3.60%, 7/15/25	United States	225,000	224,649
a	TWDC Holdco 613 Corp., senior bond, 144A, 6.40%, 12/15/35	United States	250,000	332,058

				556,707

	Equity Real Estate Investment Trusts (REITs) 1.3%
	Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	250,000	243,219

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Food & Staples Retailing 3.7%
	The Kroger Co., senior note, 4.00%, 2/01/24	United States	225,000	$232,519
	Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	185,000	177,582
	Walmart Inc., senior note, 3.40%, 6/26/23	United States	250,000	257,551

				667,652

	Food Products 1.0%
	Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	185,000	178,824

	Health Care Providers & Services 2.6%
	Anthem Inc., senior note, 4.101%, 3/01/28	United States	285,000	293,527
	HCA Inc., senior secured note, 6.50%, 2/15/20	United States	165,000	169,831

				463,358

	Household Products 1.7%
	Kimberly-Clark Corp., senior bond, 3.95%, 11/01/28	United States	290,000	310,741

	Insurance 2.5%
	MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	210,000	225,526
	Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN thereafter, 3/15/44	United States	230,000	232,829

				458,355

	Internet & Direct Marketing Retail 3.4%
	Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	614,386

	Machinery 1.0%
	CNH Industrial NV, senior note, 4.50%, 8/15/23	Netherlands	175,000	182,000

	Media 3.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	170,000	175,959
	NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	430,000	444,366

				620,325

	Metals & Mining 1.3%
a	Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	225,000	229,305

	Multiline Retail 1.4%
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	150,000	152,201
	Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	100,000	96,975

				249,176

	Oil, Gas & Consumable Fuels 12.5%
	Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	195,000	219,230
	Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	549,458
	Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	135,000	140,400
	Energy Transfer Operating LP, senior bond, 6.50%, 2/01/42	United States	150,000	166,895
	Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	270,000	296,109
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	185,000	186,464
	Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	497,547
	The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	200,000	203,236

				2,259,339

	Road & Rail 1.3%
	Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	235,000	237,934

	Software 2.7%
	Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	430,000	488,082

	Specialty Retail 2.8%
a	Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	190,000	183,355
	The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	325,000	326,747

				510,102

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Technology Hardware, Storage & Peripherals 2.0%
a	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	345,000	$354,081

	Textiles, Apparel & Luxury Goods 1.3%
	NIKE Inc., senior bond, 3.875%, 11/01/45	United States	225,000	230,113

	Tobacco 1.2%
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	205,000	210,756

	Transportation Infrastructure 1.0%
a	Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	200,000	185,000

	Total Corporate Bonds & Notes (Cost $16,790,055)			16,937,102

	U.S. Government & Agency Securities 4.0%
	U.S. Treasury Bond, 2.75%, 11/15/47	United States	50,000	49,291
	U.S. Treasury Note, 2.875%, 8/15/28		350,000	363,706
	2.625%, 12/31/23		300,000	305,145

	Total U.S. Government & Agency Securities (Cost $703,748)			718,142

	Total Investments before Short Term Investments (Cost $17,493,803)			17,655,244

	Short Term Investments 1.7%
	U.S. Government & Agency Securities (Cost $305,000) 1.7%
c	FHLB, 4/01/19	United States	305,000	305,000

	Total Investments (Cost $17,798,803) 99.4%			17,960,244
	Other Assets, less Liabilities 0.6%			104,709

	Net Assets 100.0%			$18,064,953

See Abbreviations on page 47.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $3,280,752, representing 18.2% of net assets.

bPerpetual security with no stated maturity date.

cThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31,

	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.03	$26.97	$25.05

Income from investment operations:[b]

Net investment income[c]	0.52	0.45	0.23

Net realized and unrealized gains (losses)	3.88	3.06	1.87

Total from investment operations	4.40	3.51	2.10

Less distributions from:

Net investment income	(0.47)	(0.45)	(0.18)

Net realized gains	(0.35)	—	—

Total distributions	(0.82)	(0.45)	(0.18)

Net asset value, end of year	$33.61	$30.03	$26.97

Total return[d]	14.98%	13.08%	8.40%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.12%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%

Net investment income	1.64%	1.56%	1.69%

Supplemental data

Net assets, end of year (000’s)	$13,443	$ 6,005	$ 5,393

Portfolio turnover rate[f]	46.90%	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 99.6%
	Communication Services 7.4%
a	Charter Communications Inc., A	533	$184,903
	Comcast Corp., A	5,023	200,820
	TELUS Corp.	5,505	203,905
	The Walt Disney Co.	1,816	201,630
	Verizon Communications Inc.	3,475	205,477

			996,735

	Consumer Discretionary 10.2%
	Lowe’s Cos. Inc.	1,622	177,560
	Marriott International Inc., A	1,334	166,870
	McDonald’s Corp.	916	173,948
	NIKE Inc., B	1,914	161,178
a	O’Reilly Automotive Inc.	448	173,959
	Ross Stores Inc.	1,830	170,373
	The Home Depot Inc.	911	174,812
	Yum! Brands Inc.	1,691	168,779

			1,367,479

	Consumer Staples 6.8%
	Mondelez International Inc., A	3,728	186,102
	PepsiCo Inc.	1,523	186,644
	The Coca-Cola Co.	3,947	184,956
	The Procter & Gamble Co.	1,765	183,648
	Walmart Inc.	1,801	175,651

			917,001

	Energy 5.1%
	Chevron Corp.	1,095	134,882
	EOG Resources Inc.	1,477	140,581
	Exxon Mobil Corp.	1,696	137,037
	Occidental Petroleum Corp.	2,073	137,232
	Schlumberger Ltd.	3,172	138,204

			687,936

	Financials 13.2%
	Aflac Inc.	2,978	148,900
	Arthur J. Gallagher & Co.	1,883	147,062
	BB&T Corp.	3,015	140,288
	Chubb Ltd.	1,099	153,948
	Intercontinental Exchange Inc.	2,009	152,965
	JPMorgan Chase & Co.	1,397	141,418
	S&P Global Inc.	717	150,964
	The Progressive Corp.	2,060	148,506
	The Travelers Cos. Inc.	1,122	153,894
	U.S. Bancorp	2,873	138,450
	W.R. Berkley Corp.	1,796	152,157
	Wells Fargo & Co.	2,902	140,225

			1,768,777

	Health Care 14.3%
	Abbott Laboratories	2,182	174,429
	Baxter International Inc.	2,249	182,866
	Becton Dickinson and Co.	704	175,810
	Danaher Corp.	1,343	177,303
	Johnson & Johnson	1,260	176,135
	Medtronic PLC	1,883	171,504
	Merck & Co. Inc.	2,130	177,152
	Pfizer Inc.	4,125	175,189
	Quest Diagnostics Inc.	1,952	175,524

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Stryker Corp.	889	$175,595
	UnitedHealth Group Inc.	678	167,642

			1,929,149

	Industrials 9.8%
	Fortive Corp.	1,732	145,297
	General Dynamics Corp.	842	142,534
	Honeywell International Inc.	915	145,412
	Lockheed Martin Corp.	485	145,578
	Raytheon Co.	798	145,300
	Republic Services Inc.	1,825	146,693
	Roper Technologies Inc.	433	148,073
	United Technologies Corp.	1,137	146,548
	Verisk Analytics Inc.	1,116	148,428

			1,313,863

	Information Technology 22.8%
	Accenture PLC, A	1,138	200,311
a	Alphabet Inc., A	166	195,364
	Amphenol Corp., A	1,976	186,613
	Analog Devices Inc.	1,720	181,064
	Apple Inc.	1,014	192,609
	Automatic Data Processing Inc.	1,223	195,362
	Cisco Systems Inc.	3,548	191,557
a	Fiserv Inc.	2,236	197,394
	Intuit Inc.	738	192,921
	Mastercard Inc., A	818	192,598
	Microsoft Corp.	1,608	189,648
	Oracle Corp.	3,500	187,985
a	Synopsys Inc.	1,732	199,440
	Texas Instruments Inc.	1,719	182,334
	Total System Services Inc.	2,011	191,065
	Visa Inc., A	1,223	191,020

			3,067,285

	Materials 2.9%
	Air Products and Chemicals Inc.	691	131,953
	Ecolab Inc.	730	128,874
	Linde PLC	736	129,485

			390,312

	Real Estate 3.9%
	Alexandria Real Estate Equities Inc.	906	129,160
	American Tower Corp.	666	131,242
	Equity Residential	1,722	129,701
	UDR Inc.	2,842	129,197

			519,300

	Utilities 3.2%
	Consolidated Edison Inc.	1,271	107,794
	Dominion Energy Inc.	1,417	108,627
	Duke Energy Corp.	1,195	107,550
	Xcel Energy Inc.	1,914	107,586

			431,557

	Total Investments (Cost $11,260,389) 99.6%		13,389,394
	Other Assets, less Liabilities 0.4%		53,701

	Net Assets 100.0%		$13,443,095

See Abbreviations on page 47.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,560,012	$17,798,803	$11,260,389

Value – Unaffiliated issuers	$9,458,013	$17,960,244	$13,389,394
Cash	65,739	83,138	91,376
Foreign currency, at value (cost $4,882, $— and $—, respectively)	4,879	—	—
Receivables:
Dividends and interest	44,245	182,540	20,440
Affiliates	7,714	—	—

Total assets	9,580,590	18,225,922	13,501,210

Liabilities:
Payables:
Management fees	—	21,552	5,962
Transfer agent fees	11,700	11,700	11,700
Trustees’ fees and expenses	149	172	32
Distributions to shareholders	—	54,301	—
Custodian fees	17,510	15,473	816
Professional fees	37,724	33,955	23,039
Registration and filing fees	7,699	7,439	7,616
Pricing fees	13,543	2,000	833
Accrued expenses and other liabilities	12,193	14,377	8,117

Total liabilities	100,518	160,969	58,115

Net assets, at value	$9,480,072	$18,064,953	$13,443,095

Net assets consist of:
Paid-in capital	$9,530,691	$18,874,499	$11,356,248
Total distributable earnings (loss)	(50,619)	(809,546)	2,086,847

Net assets, at value	$9,480,072	$18,064,953	$13,443,095

Shares outstanding	350,000	750,000	400,000

Net asset value per share	$27.09	$24.09	$33.61

36	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2019

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers:
Paid in cash	$238,375	$—	$245,752
Non-cash dividends	14,290	—	—
Interest:
Unaffiliated issuers	—	1,035,646	268

Total investment income	252,665	1,035,646	246,020

Expenses:
Management fees (Note 3a)	60,953	168,616	57,355
Transfer agent fees	15,600	15,600	15,600
Custodian fees	23,918	20,823	1,139
Reports to shareholders	7,029	2,479	5,170
Registration and filing fees	7,512	7,481	7,621
Professional fees	70,713	45,753	26,630
Trustees’ fees and expenses	1,314	2,416	1,231
Pricing fees	36,150	12,060	5,019
Other	14,328	14,471	9,251

Total expenses	237,517	289,699	129,016
Expenses waived/paid by affiliates (Note 3c)	(176,834)	(195,274)	(71,661)

Net expenses	60,683	94,425	57,355

Net investment income	191,982	941,221	188,665

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(28,172)	(722,823)	(53,892)
In-kind redemptions	130,023	—	304,968
Foreign currency transactions	(2,035)	—	—

Net realized gain (loss)	99,816	(722,823)	251,076

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(924,299)	370,103	1,276,591
Translation of other assets and liabilities denominated in foreign currencies	(155)	—	9

Net change in unrealized appreciation (depreciation)	(924,454)	370,103	1,276,600

Net realized and unrealized gain (loss)	(824,638)	(352,720)	1,527,676

Net increase (decrease) in net assets resulting from operations	$(632,656)	$588,501	$1,716,341

[a]Foreign taxes withheld on dividends	$27,931	$—	$285

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2019	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$191,982	$90,666	$941,221	$1,488,244
Net realized gain (loss)	99,816	170,722	(722,823)	30,394
Net change in unrealized appreciation (depreciation)	(924,454)	627,771	370,103	(129,279)

Net increase (decrease) in net assets resulting from operations	(632,656)	889,159	588,501	1,389,359

Distributions to shareholders (Note 1d)	(168,938)	(227,066)	(1,010,692)	(1,520,545)

Capital share transactions: (Note 2)	4,503,793	—	(21,066,405)	(13,583,504)

Net increase (decrease) in net assets	3,702,199	662,093	(21,488,596)	(13,714,690)
Net assets:
Beginning of year	5,777,873	5,115,780	39,553,549	53,268,239

End of year (Note 1d)	$9,480,072	$5,777,873	$18,064,953	$39,553,549

38	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$188,665	$89,984
Net realized gain (loss)	251,076	135,509
Net change in unrealized appreciation (depreciation)	1,276,600	476,798

Net increase (decrease) in net assets resulting from operations	1,716,341	702,291

Distributions to shareholders (Note 1d)	(321,023)	(90,569)

Capital share transactions: (Note 2)	6,042,757	—

Net increase (decrease) in net assets	7,438,075	611,722
Net assets:
Beginning of year	6,005,020	5,393,298

End of year (Note 1d)	$13,443,095	$6,005,020

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in

40	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

d. Security Transactions, Investment Income,

Expenses and Distributions (continued)

have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Effective during the current reporting period, it is no longer required to present certain line items on the Statements of

Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Distributions from net investment income:	$(147,219)	$(1,520,545)	$(90,569)
Distributions from net realized gains:	$(79,847)	$—	$—

For the year ended March 31, 2018, undistributed net investment income/distribution in excess of net investment income included in net asset were as follows:

Funds	Undistributed net investment income	Distribution in excess of net investment income
Franklin Liberty International Opportunities ETF	$—	$(18,841)
Franklin Liberty Investment Grade Corporate ETF	12,565	—
Franklin Liberty U.S. Low Volatility ETF	9,716	—

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

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NOTES TO FINANCIAL STATEMENTS

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty International Opportunities ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,852,625	—	$—
Shares redeemed	(50,000)	(1,348,832)	—	—

Net increase (decrease)	150,000	$4,503,793	—	$—

	Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,200,485	400,000	$9,845,321
Shares redeemed	(950,000)	(22,266,890)	(950,000)	(23,428,825)

Net increase (decrease)	(900,000)	$(21,066,405)	(550,000)	$(13,583,504)

	Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018

	Shares	Amount	Shares	Amount
Shares sold	250,000	$7,630,864	—	$—
Shares redeemed	(50,000)	(1,588,107)	—	—

Net increase (decrease)	200,000	$6,042,757	—	$—

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF pay an investment management fee to Advisers of 0.600% and 0.500%, respectively, per year of the average daily net assets of each of the Funds.

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the year ended March 31, 2019, the gross effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Under a subadvisory agreement, FTI Brasil, FTIML, FTIME, FTIC and TAML, affiliates of Advisers, provide subadvisory services to Franklin Liberty International Opportunities ETF and FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Liberty Investment Grade Corporate ETF. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds. Prior to March 1, 2019, under a subadvisory agreement, FT Korea, an affiliate of Advisers, provided subadvisory services to Franklin Liberty International Opportunities ETF.

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NOTES TO FINANCIAL STATEMENTS

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.35%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2019, the shares of Franklin Liberty Investment Grade Corporate ETF were owned by the following investment companies:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Total Return Fund	400,000	53.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Capital loss carryforwards not subject to expiration:
Short term	$44,687	$378,345	$44,747
Long term	—	531,347	—

Total capital loss carryforwards	$44,687	$909,692	$44,747

The tax character of distributions paid during the years ended March 31, 2019 and 2018, were as follows:

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty U.S. Low Volatility ETF

	2019	2018	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$134,015	$227,066	$1,010,692	$1,520,545	$186,923	$90,569
Long term capital gain	34,923	—	—	—	134,100	—

	$168,938	$227,066	$1,010,692	$1,520,545	$321,023	$90,569

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Cost of investments	$9,568,716	$17,868,762	$11,275,769

Unrealized appreciation	$714,731	$282,864	$2,163,818
Unrealized depreciation	(825,434)	(191,382)	(50,193)

Net unrealized appreciation (depreciation)	$(110,703)	$91,482	$2,113,625

Distributable earnings – undistributed ordinary income	$104,890	$62,965	$17,956

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2019, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Purchases	$2,566,154	$5,810,013	$5,247,342
Sales	$2,049,721	$26,359,511	$5,434,892

In-kind transactions associated with creation and redemptions for the year ended March 31, 2019, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Cost of Securities Received	$5,082,467	$—	$7,615,974
Value of Securities Delivered[a]	$1,121,327	$—	$1,582,844

a Realized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Opportunities ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,458,013	$—	$—	$9,458,013

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$16,937,102	$—	$16,937,102
U.S. Government & Agency Securities	—	718,142	—	718,142
Short-Term Investments	—	305,000	—	305,000

Total Investments in Securities	$—	$17,960,244	$—	$17,960,244

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments	$13,389,394	$—	$—	$13,389,394

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF (the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended March 31, 2019:

Franklin Liberty International Opportunities ETF	Franklin Liberty U.S. Low Volatility ETF
$34,923	$134,100

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019:

Franklin Liberty International Opportunities ETF	Franklin Liberty U.S. Low Volatility ETF
$38,058	$6,498

Under Section 854(b)(1)(A) of the Internal Revenue Code, Franklin Liberty U.S. Low Volatility ETF hereby reports 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2019.

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2019:

Franklin Liberty International Opportunities ETF	Franklin Liberty U.S. Low Volatility ETF
$241,394	$231,615

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Internal Revenue Code, Franklin Liberty Investment Grade Corporate ETF hereby reports the maximum amount allowable but no less than $722,260 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019.

At March 31, 2019, more than 50% of Franklin Liberty International Opportunity ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the June 2019 distribution, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2016	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer– Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF2 A 05/19

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2019

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/products/etf/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hikes in 2019. The Fed also lowered its forecasts for economic growth in 2019 and 2020. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019.

U.S. equity markets overall rose during the period, benefiting from upbeat economic data and better U.S. corporate earnings. However, markets reflected concerns about tighter regulation of technology companies, the Fed’s interest-rate path, U.S. political uncertainties and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. These concerns were partially alleviated by easing trade tensions and optimism about a potential U.S.-China trade deal. Markets also benefited from the Fed’s indications of a patient approach to its monetary policy decisions. After reaching a new all-time high in September 2018, the broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index (S&P 500®), sold off sharply during 2018’s fourth quarter but rallied in 2019’s first quarter. Overall, the S&P 500 posted a +9.50% total return for the 12-month period.2

1. Source: Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ U.S. Equity ETF

This annual report for Franklin LibertyQ U.S. Equity ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +11.50% based on market price and +11.97% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a +12.27% total return for the same period, while the Russell 1000® Index posted a +9.30% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
Intuit Inc. Information Technology	1.2%
Mastercard Inc., A Information Technology	1.1%
Lowe’s Cos. Inc. Consumer Discretionary	1.1%
International Business Machines Corp. Information Technology	1.1%
Cisco Systems Inc. Information Technology	1.1%
NIKE Inc., B Consumer Discretionary	1.1%
Starbucks Corp. Consumer Discretionary	1.1%
The Procter & Gamble Co. Consumer Staples	1.1%
Eli Lilly & Co. Health Care	1.1%
NVIDIA Corp. Information Technology	1.1%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Information Technology	21.1%
Consumer Discretionary	18.5%
Consumer Staples	14.7%
Health Care	11.9%
Industrials	10.7%
Utilities	6.1%
Communication Services	4.5%
Financials	3.9%
Real Estate	3.7%
Materials	2.4%

Manager’s Discussion

During the period, individual holdings that lifted the Fund’s absolute return included Eli Lilly, Intuit and Automatic Data Processing. Individual holdings that hindered the Fund’s absolute return included Northrop Grumman (not held at period-end), Applied Materials and PG&E (not held at period-end).

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality and low volatility benefited the Fund’s performance for the reporting period, while value and momentum detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+11.97%	+11.50%	+11.97%	+11.50%
Since Inception (4/26/17)	+27.47%	+27.47%	+13.41%	+13.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/19

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.469593

Total Annual Operating Expenses6

0.25%

All investments involve risks, including possible loss of principal. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,011.80	$1.25	$1,023.68	$1.26	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +10.54% based on market price and +10.92% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a +11.25% total return for the same period, while the Russell Midcap® Index posted a +6.47% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
Xilinx Inc. Information Technology	1.3%
AutoZone Inc. Consumer Discretionary	1.2%
Edwards Lifesciences Corp. Health Care	1.1%
Ulta Beauty Inc. Consumer Discretionary	1.1%
Realty Income Corp. Real Estate	1.1%
Cadence Design Systems Inc. Information Technology	1.1%
Mettler-Toledo International Inc. Health Care	1.1%
Paychex Inc. Information Technology	1.1%
KLA-Tencor Corp. Information Technology	1.1%
O’Reilly Automotive Inc. Consumer Discretionary	1.1%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Consumer Discretionary	23.7%
Industrials	17.3%
Information Technology	14.9%
Financials	10.0%
Health Care	9.8%
Consumer Staples	8.5%
Real Estate	7.2%
Communication Services	3.2%
Utilities	3.0%
Materials	2.0%

Manager’s Discussion

During the fiscal year ended March 31, 2019, individual holdings that lifted the Fund’s absolute return included Xilinx, Cadence Design Systems and AutoZone. Individual holdings that hindered the Fund’s absolute return included American Airlines Group, Coach (not held at period-end) and SEI Investments.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality and low volatility benefited the Fund’s performance for the reporting period, while value and momentum detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+10.92%	+10.54%	+10.92%	+10.54%
Since Inception (4/26/17)	+22.11%	+22.22%	+10.91%	+10.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/19

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.376555

Total Annual Operating Expenses6

0.30%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell Midcap Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represents a modest amount of the Russell 1000 Index’s total market capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,006.10	$1.50	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	franklintempleton.com

Franklin LibertyQ U.S. Small Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of +5.17% based on market price and +5.05% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Small Cap Equity Index posted a +5.32% total return for the same period, while the Russell 2000® Index posted a +2.05% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
Five Below Inc. Consumer Discretionary	1.2%
Etsy Inc. Consumer Discretionary	1.0%
Insperity Inc. Industrials	1.0%
Texas Roadhouse Inc., A Consumer Discretionary	1.0%
Deckers Outdoor Corp. Consumer Discretionary	0.9%
Essent Group Ltd. Financials	0.9%
Ollie’s Bargain Outlet Holdings Inc. Consumer Discretionary	0.8%
The New York Times Co., A Communication Services	0.8%
IDACORP Inc. Utilities	0.8%
Ciena Corp. Information Technology	0.8%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Consumer Discretionary	26.4%
Industrials	16.2%
Information Technology	12.9%
Health Care	10.8%
Financials	8.9%
Utilities	6.5%
Consumer Staples	6.0%
Communication Services	5.3%
Real Estate	4.7%
Materials	1.5%

Manager’s Discussion

For the fiscal year ended March 31, 2019, individual holdings that lifted the Fund’s absolute return included Five Below, Insperity and Etsy. Individual holdings that hindered the Fund’s absolute return included Stamps.com, Marriott Vacations Worldwide (not held at period-end) and Cimpress.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality and low volatility benefited the Fund’s performance for the reporting period, while momentum and value detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+5.05%	+5.17%	+5.05%	+5.17%
Since Inception (4/26/17)	+11.70%	+11.79%	+5.91%	+5.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/19

See page 19 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.337529

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometime rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relative new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) based on the Russell 2000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$927.80	$1.68	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31,

	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.66	0.53

Net realized and unrealized gains (losses)	2.71	2.98

Total from investment operations	3.37	3.51

Less distributions from net investment income	(0.47)	(0.44)

Net asset value, end of year	$31.41	$28.51

Total return[d]	11.97%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.25%	0.32%[f]

Expenses net of waiver and payments by affiliates	0.25%	0.25%[f]

Net investment income	2.20%	2.10%

Supplemental data

Net assets, end of year (000’s)	$1,008,255	$108,326

Portfolio turnover rate[g]	18.04%	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.6%
	Communication Services 4.5%
a	AMC Networks Inc., A	6,420	$364,399
	AT&T Inc.	314,580	9,865,229
	Cable One Inc.	250	245,345
	Cinemark Holdings Inc.	6,420	256,736
	Comcast Corp., A	251,664	10,061,527
	John Wiley & Sons Inc., A	4,494	198,725
	Match Group Inc.	7,062	399,780
	Omnicom Group Inc.	44,298	3,233,311
	The Interpublic Group of Cos. Inc.	41,088	863,259
	The Walt Disney Co.	84,744	9,409,126
	Verizon Communications Inc.	162,426	9,604,249
	Viacom Inc., B	39,804	1,117,298

			45,618,984

	Consumer Discretionary 18.5%
	Advance Auto Parts Inc.	3,852	656,882
a	AutoZone Inc.	3,210	3,287,425
	Best Buy Co. Inc.	58,422	4,151,467
a	Capri Holdings Ltd.	38,520	1,762,290
	Carnival Corp.	72,546	3,679,533
	Carter’s Inc.	9,630	970,608
	Choice Hotels International Inc.	7,704	598,909
	Darden Restaurants Inc.	30,816	3,743,220
	Dick’s Sporting Goods Inc.	19,260	708,961
	Dollar General Corp.	38,520	4,595,436
	Domino’s Pizza Inc.	9,630	2,485,503
	Foot Locker Inc.	32,742	1,984,165
	Ford Motor Co.	390,978	3,432,787
	Garmin Ltd.	28,248	2,439,215
	Gentex Corp.	57,780	1,194,890
	Genuine Parts Co.	32,742	3,668,086
a	Grand Canyon Education Inc.	5,136	588,123
	H&R Block Inc.	54,570	1,306,406
	Hasbro Inc.	26,322	2,237,896
	Kohl’s Corp.	42,372	2,913,922
	L Brands Inc.	57,780	1,593,572
	Las Vegas Sands Corp.	53,286	3,248,315
	Lear Corp.	12,840	1,742,516
	Leggett & Platt Inc.	28,248	1,192,631
	Lowe’s Cos. Inc.	104,004	11,385,318
a	Lululemon Athletica Inc.	21,828	3,576,954
	Macy’s Inc.	64,842	1,558,153
	McDonald’s Corp.	52,002	9,875,180
	NIKE Inc., B	130,326	10,974,753
	Nordstrom Inc.	27,606	1,225,154
a	NVR Inc.	512	1,416,704
a	O’Reilly Automotive Inc.	19,260	7,478,658
	Penske Automotive Group Inc.	3,852	171,992
	Polaris Industries Inc.	14,124	1,192,489
	Pool Corp.	7,704	1,270,929
	Ralph Lauren Corp.	5,136	666,037
	Ross Stores Inc.	103,362	9,623,002
	Six Flags Entertainment Corp.	7,704	380,192
	Starbucks Corp.	147,018	10,929,318
	Tapestry Inc.	69,978	2,273,585
	Target Corp.	104,004	8,347,361
	The Gap Inc.	60,990	1,596,718
	The Home Depot Inc.	54,570	10,471,437

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	The Michaels Cos. Inc.	19,902	$227,281
	The TJX Cos. Inc.	200,304	10,658,176
	Thor Industries Inc.	10,272	640,665
	Tiffany & Co.	20,544	2,168,419
	Tractor Supply Co.	28,248	2,761,525
a	Ulta Beauty Inc.	13,482	4,701,578
a	Urban Outfitters Inc.	16,692	494,751
	VF Corp.	73,830	6,416,565
	Williams-Sonoma Inc.	21,828	1,228,262
	Wyndham Destinations Inc.	7,062	285,940
	Yum! Brands Inc.	86,670	8,650,533

			186,830,387

	Consumer Staples 14.7%
	Altria Group Inc.	179,118	10,286,747
	Archer-Daniels-Midland Co.	59,706	2,575,120
	Brown-Forman Corp., A	12,198	624,172
	Casey’s General Stores Inc.	7,062	909,374
	Church & Dwight Co. Inc.	56,496	4,024,210
	Clorox Co.	34,668	5,562,827
	Colgate-Palmolive Co.	154,080	10,560,643
	Costco Wholesale Corp.	42,372	10,259,956
	Estee Lauder Cos. Inc., A	52,002	8,608,931
	Flowers Foods Inc.	35,952	766,497
	General Mills Inc.	129,042	6,677,924
	Hormel Foods Corp.	65,484	2,931,064
	Ingredion Inc.	13,482	1,276,611
	Kellogg Co.	16,050	920,949
	Kimberly-Clark Corp.	23,754	2,943,121
	Lamb Weston Holdings Inc.	25,680	1,924,459
a	Monster Beverage Corp.	55,854	3,048,511
	Nu Skin Enterprises Inc., A	10,914	522,344
	PepsiCo Inc.	80,250	9,834,637
	Philip Morris International Inc.	112,992	9,987,363
a	Sprouts Farmers Market Inc.	14,124	304,231
	Sysco Corp.	109,140	7,286,186
	The Coca-Cola Co.	194,526	9,115,488
	The Hershey Co.	37,236	4,275,810
	The J. M. Smucker Co.	12,198	1,421,067
	The Kroger Co.	52,002	1,279,249
	The Procter & Gamble Co.	103,362	10,754,816
	Tyson Foods Inc.	58,422	4,056,239
	Walgreens Boots Alliance Inc.	93,090	5,889,804
	Walmart Inc.	100,152	9,767,825

			148,396,175

	Energy 2.1%
	Cimarex Energy Co.	5,778	403,882
	Exxon Mobil Corp.	123,264	9,959,731
	Phillips 66	43,656	4,154,742
	Valero Energy Corp.	82,176	6,970,990

			21,489,345

	Financials 3.9%
	American National Insurance Co.	1,926	232,699
	Assured Guaranty Ltd.	6,420	285,241
	Chimera Investment Corp.	38,520	721,865
	Erie Indemnity Co., A	5,136	916,879

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Evercore Inc.	4,494	$408,954
	Everest Re Group Ltd.	4,494	970,524
	FactSet Research Systems Inc.	7,704	1,912,672
	Invesco Ltd.	23,754	458,690
	Lazard Ltd., A	28,248	1,020,883
	MarketAxess Holdings Inc.	7,062	1,737,817
	Marsh & McLennan Cos. Inc.	93,090	8,741,151
	Mercury General Corp.	6,420	321,449
	Morningstar Inc.	3,852	485,313
	MSCI Inc.	15,408	3,063,727
	Navient Corp.	16,050	185,698
	People’s United Financial Inc.	69,336	1,139,884
	S&P Global Inc.	43,014	9,056,598
	Santander Consumer USA Holdings Inc.	20,544	434,095
	SEI Investments Co.	17,334	905,701
	The Progressive Corp.	91,806	6,618,295

			39,618,135

	Health Care 11.9%
	AbbVie Inc.	104,004	8,381,682
	Amgen Inc.	46,866	8,903,603
a	Biogen Inc.	29,532	6,980,774
	Bristol-Myers Squibb Co.	179,760	8,576,350
a	Cerner Corp.	46,224	2,644,475
	Chemed Corp.	1,926	616,455
	Eli Lilly & Co.	82,818	10,746,464
	Encompass Health Corp.	10,272	599,885
a	Exelixis Inc.	41,088	977,894
	Gilead Sciences Inc.	136,104	8,848,121
	HCA Holdings Inc.	27,606	3,599,270
a	Intuitive Surgical Inc.	17,334	9,890,434
	Johnson & Johnson	66,768	9,333,499
	Merck & Co. Inc.	123,264	10,251,867
a	Mettler-Toledo International Inc.	5,136	3,713,328
	Pfizer Inc.	211,860	8,997,694
	ResMed Inc.	30,816	3,203,939
a	United Therapeutics Corp.	10,914	1,280,976
	UnitedHealth Group Inc.	34,668	8,572,010
	Universal Health Services Inc., B	5,136	687,043
a	Varian Medical Systems Inc.	19,902	2,820,511

			119,626,274

	Industrials 10.7%
	3M Co.	46,866	9,737,818
	Alaska Air Group Inc.	30,174	1,693,365
	Allison Transmission Holdings Inc.	7,704	346,064
	BWX Technologies Inc.	18,618	923,080
	C.H. Robinson Worldwide Inc.	34,668	3,015,769
	Cintas Corp.	17,976	3,633,129
	Copa Holdings SA	5,136	414,013
a	Copart Inc.	41,088	2,489,522
	Cummins Inc.	30,816	4,864,922
	Delta Air Lines Inc.	121,338	6,267,108
	Emerson Electric Co.	132,252	9,055,294
	Expeditors International of Washington Inc.	37,878	2,874,940
	Fastenal Co.	70,620	4,541,572
	Graco Inc.	34,026	1,684,968
	Huntington Ingalls Industries Inc.	8,346	1,729,291

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	J.B. Hunt Transport Services Inc.	21,186	$2,145,930
	Landstar System Inc.	7,704	842,741
	Lockheed Martin Corp.	32,742	9,827,839
	MSC Industrial Direct Co. Inc., A	8,346	690,298
	Raytheon Co.	48,150	8,767,152
	Robert Half International Inc.	32,100	2,091,636
	Rockwell Automation Inc.	28,248	4,956,394
	Rollins Inc.	36,594	1,523,042
	Schneider National Inc., B	5,778	121,627
	Snap-on Inc.	3,210	502,429
	Southwest Airlines Co.	105,930	5,498,826
	Toro Co.	27,606	1,900,397
	Union Pacific Corp.	63,558	10,626,898
	W.W. Grainger Inc.	12,198	3,670,744
a	WABCO Holdings Inc.	3,210	423,174
	Watsco Inc.	5,778	827,467

			107,687,449

	Information Technology 21.1%
	Accenture PLC, A	59,706	10,509,450
a	Adobe Inc.	39,162	10,436,281
	Amdocs Ltd.	32,742	1,771,670
	Apple Inc.	55,212	10,487,519
	Applied Materials Inc.	193,884	7,689,440
a	Aspen Technology Inc.	4,494	468,544
	Automatic Data Processing Inc.	66,768	10,665,520
	Broadridge Financial Solutions Inc.	28,248	2,929,035
	Cisco Systems Inc.	204,798	11,057,044
	Cognizant Technology Solutions Corp., A	59,706	4,325,700
a	F5 Networks Inc.	16,050	2,518,727
a	Fortinet Inc.	14,766	1,239,901
	HP Inc.	392,262	7,621,651
	Intel Corp.	199,020	10,687,374
	International Business Machines Corp.	79,608	11,232,689
	Intuit Inc.	45,582	11,915,591
	Jack Henry & Associates Inc.	17,976	2,493,990
	KLA-Tencor Corp.	29,532	3,526,416
	Lam Research Corp.	25,680	4,596,977
	Mastercard Inc., A	48,792	11,488,076
	Maxim Integrated Products Inc.	57,780	3,072,163
a	Micron Technology Inc.	173,340	7,164,142
	Microsoft Corp.	88,596	10,449,012
	Motorola Solutions Inc.	31,458	4,417,332
	NetApp Inc.	45,582	3,160,656
	NVIDIA Corp.	59,706	10,720,809
	Paychex Inc.	80,892	6,487,538
	Skyworks Solutions Inc.	45,582	3,759,603
	Texas Instruments Inc.	98,226	10,418,832
	Ubiquiti Networks Inc.	1,926	288,342
a	VeriSign Inc.	22,470	4,079,653
	VMware Inc., A	16,050	2,897,186
	Western Union Co.	50,076	924,904
	Xilinx Inc.	58,422	7,407,325

			212,909,092

	Materials 2.4%
	Avery Dennison Corp.	13,482	1,523,466
	Eastman Chemical Co.	14,124	1,071,729

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Huntsman Corp.	13,482	$303,210
Linde PLC	51,360	9,035,765
LyondellBasell Industries NV, A	84,744	7,125,275
NewMarket Corp.	1,926	835,037
Packaging Corp. of America	12,198	1,212,237
Sealed Air Corp.	16,050	739,263
Sonoco Products Co.	21,186	1,303,575
Steel Dynamics Inc.	12,840	452,867

		23,602,424

Real Estate 3.7%
EPR Properties	14,124	1,086,136
Gaming and Leisure Properties Inc.	35,952	1,386,669
Kimco Realty Corp.	66,126	1,223,331
National Retail Properties Inc.	37,878	2,098,062
OMEGA Healthcare Investors Inc.	48,150	1,836,923
Public Storage	38,520	8,388,886
Realty Income Corp.	66,768	4,911,454
Senior Housing Properties Trust	52,002	612,584
Simon Property Group Inc.	44,940	8,188,517
Spirit Realty Capital Inc.	21,828	867,226
STORE Capital Corp.	35,310	1,182,885
Ventas Inc.	21,186	1,351,879
VEREIT Inc.	224,058	1,875,365
WP Carey Inc.	21,186	1,659,499

		36,669,416

Utilities 6.1%
Alliant Energy Corp.	43,014	2,027,250
Ameren Corp.	14,766	1,086,039
Atmos Energy Corp.	20,544	2,114,594
Consolidated Edison Inc.	62,916	5,335,906
DTE Energy Co.	39,804	4,965,151
Evergy Inc.	16,050	931,703
Eversource Energy	48,792	3,461,792
Exelon Corp.	211,218	10,588,358
Hawaiian Electric Industries Inc.	21,186	863,753
NextEra Energy Inc.	53,928	10,425,361
OGE Energy Corp.	35,310	1,522,567
Pinnacle West Capital Corp.	25,038	2,393,132
PPL Corp.	45,582	1,446,773
Public Service Enterprise Group Inc.	121,338	7,208,691
The Southern Co.	61,632	3,185,142
UGI Corp.	10,272	569,274
WEC Energy Group Inc.	43,014	3,401,547

		61,527,033

Total Investments (Cost $963,646,153) 99.6%		1,003,974,714
Other Assets, less Liabilities 0.4%		4,279,835

Net Assets 100.0%		$1,008,254,549

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	24	$3,405,360	6/21/19	$105,460

*As of period end.

franklintempleton.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31,

	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.47	0.38

Net realized and unrealized gains (losses)	2.53	2.18

Total from investment operations	3.00	2.56

Less distributions from net investment income	(0.38)	(0.37)

Net asset value, end of year	$30.32	$27.70

Total return[d]	10.92%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%	0.99%[f]

Expenses net of waiver and payments by affiliates	0.30%	0.30%[f]

Net investment income	1.65%	1.58%

Supplemental data

Net assets, end of year (000’s)	$10,612	$2,770

Portfolio turnover rate[g]	23.49%	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 3.2%
a	AMC Networks Inc., A	266	$15,098
	CBS Corp., B	1,519	72,198
	Cinemark Holdings Inc.	553	22,115
a	GCI Liberty Inc.	413	22,967
	John Wiley & Sons Inc., A	315	13,929
	Match Group Inc.	301	17,040
	Omnicom Group Inc.	1,008	73,574
	The Interpublic Group of Cos. Inc.	2,730	57,357
	Viacom Inc., B	1,512	42,442

			336,720

	Consumer Discretionary 23.7%
a	AutoZone Inc.	126	129,039
	Best Buy Co. Inc.	1,568	111,422
	BorgWarner Inc.	931	35,760
a	Burlington Stores Inc.	434	67,999
a	Capri Holdings Ltd.	1,057	48,358
	Carter’s Inc.	315	31,749
	Dick’s Sporting Goods Inc.	574	21,129
	Dollar General Corp.	924	110,233
	Domino’s Pizza Inc.	315	81,302
	Foot Locker Inc.	868	52,601
a	frontdoor Inc.	301	10,360
	Garmin Ltd.	693	59,841
	Genuine Parts Co.	987	110,574
a	Grand Canyon Education Inc.	231	26,452
	H&R Block Inc.	1,435	34,354
	Hanesbrands Inc.	2,023	36,171
	Hasbro Inc.	742	63,085
a	Hilton Grand Vacations Inc.	476	14,685
	Kohl’s Corp.	1,309	90,020
	L Brands Inc.	1,617	44,597
a	Lululemon Athletica Inc.	420	68,825
	Macy’s Inc.	2,464	59,210
	Nordstrom Inc.	917	40,696
a	NVR Inc.	18	49,806
a	O’Reilly Automotive Inc.	294	114,160
	Penske Automotive Group Inc.	147	6,564
	Pool Corp.	329	54,275
	Ralph Lauren Corp.	329	42,665
	Ross Stores Inc.	1,162	108,182
a	ServiceMaster Global Holdings Inc.	567	26,479
	Six Flags Entertainment Corp.	469	23,145
a	Skechers USA. Inc., A	756	25,409
	Tapestry Inc.	1,911	62,088
a	Tempur Sealy International Inc.	238	13,725
	The Gap Inc.	1,736	45,448
a	The Michaels Cos. Inc.	847	9,673
	Tiffany & Co.	700	73,885
	Tractor Supply Co.	1,036	101,279
a	Ulta Beauty Inc.	343	119,614
a	Urban Outfitters Inc.	455	13,486
	VF Corp.	1,260	109,507
	Williams-Sonoma Inc.	616	34,662
	Wyndham Destinations Inc.	812	32,878
	Yum China Holdings Inc.	2,289	102,799

			2,518,191

franklintempleton.com	Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples 8.5%
	Brown-Forman Corp., A	301	$15,402
	Brown-Forman Corp., B	1,582	83,498
	Campbell Soup Co.	1,099	41,905
	Church & Dwight Co. Inc.	1,519	108,198
	Clorox Co.	616	98,843
b	Coty Inc., A	2,758	31,717
	Energizer Holdings Inc.	343	15,411
	Flowers Foods Inc.	1,463	31,191
a	Herbalife Ltd.	714	37,835
	Kellogg Co.	1,596	91,579
	Keurig Dr Pepper Inc.	511	14,293
	McCormick & Co. Inc.	679	102,278
	Nu Skin Enterprises Inc., A	399	19,096
a	Sprouts Farmers Market Inc.	889	19,149
	The Hershey Co.	945	108,514
	The Kroger Co.	3,444	84,723

			903,632

	Energy 0.2%
	PBF Energy Inc.	581	18,092

	Financials 10.0%
	Ally Financial Inc.	1,855	50,994
	American National Insurance Co.	56	6,766
	Annaly Capital Management Inc.	6,454	64,475
a	Arch Capital Group Ltd.	2,401	77,600
	Arthur J. Gallagher & Co.	483	37,722
	BGC Partners Inc.	1,379	7,323
a	Brighthouse Financial Inc.	504	18,290
	Cincinnati Financial Corp.	763	65,542
	CNA Financial Corp.	189	8,193
a	Credit Acceptance Corp.	77	34,799
	Discover Financial Services	1,428	101,617
	Evercore Inc.	168	15,288
	Everest Re Group Ltd.	294	63,492
	FactSet Research Systems Inc.	238	59,088
	First American Financial Corp.	637	32,806
	Lazard Ltd., A	749	27,069
	Legg Mason Inc.	469	12,837
	MarketAxess Holdings Inc.	175	43,064
	Mercury General Corp.	168	8,412
	Nasdaq Inc.	735	64,305
	Navient Corp.	1,148	13,282
	Prosperity Bancshares Inc.	392	27,072
	Santander Consumer USA Holdings Inc.	742	15,678
	SEI Investments Co.	1,071	55,960
	Torchmark Corp.	616	50,481
	Unum Group	1,463	49,493
	W.R. Berkley Corp.	574	48,629

			1,060,277

	Health Care 9.8%
a	Acadia Healthcare Co. Inc.	462	13,541
a	Align Technology Inc.	378	107,477
a	Cerner Corp.	1,764	100,918
a	Covetrus Inc.	394	12,549
a	Edwards Lifesciences Corp.	630	120,538
	Encompass Health Corp.	581	33,930

30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Henry Schein Inc.	987	$59,329
a	IDEXX Laboratories Inc.	504	112,694
a	Masimo Corp.	210	29,039
a	Mednax Inc.	581	15,786
a	Mettler-Toledo International Inc.	161	116,403
a	Molina Healthcare Inc.	168	23,849
a	United Therapeutics Corp.	294	34,507
	Universal Health Services Inc., B	609	81,466
a	Varian Medical Systems Inc.	518	73,411
a	Waters Corp.	434	109,242

			1,044,679

	Industrials 17.3%
	Air Lease Corp.	539	18,515
	Allegion PLC	574	52,067
	Allison Transmission Holdings Inc.	553	24,841
	American Airlines Group Inc.	2,506	79,590
	BWX Technologies Inc.	532	26,377
	C.H. Robinson Worldwide Inc.	910	79,161
	Cintas Corp.	497	100,449
	Copa Holdings SA	189	15,235
	Cummins Inc.	679	107,194
	Donaldson Co. Inc.	777	38,897
	Equifax Inc.	672	79,632
	Expeditors International of Washington Inc.	1,085	82,351
	Fastenal Co.	1,722	110,742
	Fortive Corp.	1,337	112,161
	Graco Inc.	1,127	55,809
	Hubbell Inc., B	322	37,989
	KAR Auction Services Inc.	665	34,121
	Landstar System Inc.	168	18,377
	Lennox International Inc.	217	57,375
	ManpowerGroup Inc.	427	35,309
	MSC Industrial Direct Co. Inc., A	308	25,475
	Nielsen Holdings PLC	2,303	54,512
	Old Dominion Freight Line Inc.	420	60,644
	Robert Half International Inc.	945	61,576
	Rockwell Automation Inc.	588	103,170
	Rollins Inc.	1,092	45,449
	Schneider National Inc., B	238	5,010
	Toro Co.	721	49,634
a	United Continental Holdings Inc.	651	51,937
	W.W. Grainger Inc.	308	92,686
a	WABCO Holdings Inc.	147	19,379
	Watsco Inc.	217	31,077
	Xylem Inc.	889	70,266

			1,837,007

	Information Technology 14.9%
a	Aspen Technology Inc.	196	20,435
a	Black Knight Inc.	686	37,387
	Booz Allen Hamilton Holding Corp.	1,078	62,675
a	Cadence Design Systems Inc.	1,841	116,922
	CDW Corp.	1,001	96,466
a	F5 Networks Inc.	497	77,994
a	Fair Isaac Corp.	126	34,225
	Genpact Ltd.	819	28,812
	Jack Henry & Associates Inc.	525	72,839

franklintempleton.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Juniper Networks Inc.	1,932	$51,140
	KLA-Tencor Corp.	966	115,350
	Lam Research Corp.	420	75,184
a	Manhattan Associates Inc.	469	25,847
	Monolithic Power Systems	175	23,711
	National Instruments Corp.	749	33,226
	NetApp Inc.	1,526	105,813
	Paychex Inc.	1,442	115,648
	Pegasystems Inc.	147	9,555
a	Red Hat Inc.	574	104,870
a	Synopsys Inc.	875	100,756
	Ubiquiti Networks Inc.	84	12,576
	Western Digital Corp.	791	38,015
	Western Union Co.	2,709	50,035
	Xerox Corp.	819	26,192
	Xilinx Inc.	1,106	140,230

			1,575,903

	Materials 2.0%
	Ardagh Group SA	63	819
	Avery Dennison Corp.	539	60,907
a	Crown Holdings Inc.	742	40,491
	NewMarket Corp.	42	18,210
	RPM International Inc.	805	46,722
	Sealed Air Corp.	672	30,952
	The Chemours Co. LLC	518	19,249

			217,350

	Real Estate 7.2%
	Alexandria Real Estate Equities Inc.	602	85,821
	Apple Hospitality REIT Inc.	1,309	21,337
	Coresite Realty Corp.	175	18,729
	EPR Properties	497	38,219
	Equity Lifestyle Properties Inc.	357	40,805
	Essex Property Trust Inc.	392	113,382
	Federal Realty Investment Trust	350	48,247
	Highwoods Properties Inc.	616	28,816
	Hospitality Properties Trust	1,029	27,073
	Host Hotels & Resorts Inc.	2,968	56,095
	Lamar Advertising Co., A	574	45,495
	National Retail Properties Inc.	1,141	63,200
	OMEGA Healthcare Investors Inc.	518	19,762
	Realogy Holdings Corp.	322	3,671
	Realty Income Corp.	1,596	117,402
	Retail Properties of America Inc., A	882	10,752
	Retail Value Inc.	28	873
	Senior Housing Properties Trust	1,792	21,110

			760,789

	Utilities 3.0%
	Ameren Corp.	679	49,941
	Consolidated Edison Inc.	1,274	108,048
	Entergy Corp.	1,064	101,750
	PPL Corp.	1,918	60,877

			320,616

	Total Investments before Short Term Investments (Cost $9,678,602)		10,593,256

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $27,777) 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds 0.3%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	27,777	$27,777

	Total Investments (Cost $9,706,379) 100.1%		10,621,033
	Other Assets, less Liabilities (0.1)%		(9,026)

	Net Assets 100.0%		$10,612,007

See Abbreviations on page 56.

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2019. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.47	0.33

Net realized and unrealized gains (losses)	0.87	1.27

Total from investment operations	1.34	1.60

Less distributions from net investment income	(0.34)	(0.30)

Net asset value, end of year	$27.66	$26.66

Total return[d]	5.05%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	1.15%[f]

Expenses net of waiver and payments by affiliates	0.35%	0.35%[f]

Net investment income	1.69%	1.40%

Supplemental data

Net assets, end of year (000’s)	$17,979	$2,666

Portfolio turnover rate[g]	22.17%	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 5.3%
	AMC Entertainment Holdings Inc., A	1,248	$18,533
a	Cardlytics Inc.	91	1,505
a	Care.com Inc.	546	10,789
a	CarGurus Inc.	1,196	47,912
	Cogent Communications Holdings Inc.	1,300	70,525
	Entravision Communications Corp., A	1,703	5,518
	Gannett Co. Inc.	4,134	43,572
a	Liberty Latin America Ltd.	2,626	51,076
a	Liberty Latin America Ltd., A	1,053	20,365
	Marcus Corp.	650	26,032
	Meredith Corp.	1,274	70,401
	National CineMedia Inc.	2,340	16,497
	New Media Investment Group Inc.	2,470	25,935
a	Rosetta Stone Inc.	559	12,214
	Scholastic Corp.	1,040	41,350
	Sinclair Broadcast Group Inc., A	1,508	58,028
	Spok Holdings Inc.	559	7,614
	The New York Times Co., A	4,472	146,905
a	Travelzoo	104	1,394
a	TrueCar Inc.	1,339	8,891
a	Vonage Holdings Corp.	6,656	66,826
a	WideOpenWest Inc.	858	7,808
	World Wrestling Entertainment Inc.	1,235	107,173
a	Yelp Inc.	2,574	88,803

			955,666

	Consumer Discretionary 26.4%
	Dine Brands Global Inc.	598	54,591
a	1-800-FLOWERS.Com Inc.	936	17,063
	Aaron’s Inc.	1,014	53,336
	Abercrombie & Fitch Co., A	2,782	76,255
	Acushnet Holdings Corp.	1,040	24,066
a	Adtalem Global Education Inc.	1,755	81,292
a	America’s Car-Mart Inc.	208	18,999
	American Eagle Outfitters Inc.	5,915	131,136
a	American Public Education Inc.	468	14,096
a	Asbury Automotive Group Inc.	780	54,101
a	Ascena Retail Group Inc.	5,954	6,430
a	At Home Group Inc.	910	16,253
a	Barnes & Noble Education Inc.	650	2,730
	Barnes & Noble Inc.	1,963	10,659
	Bassett Furniture Industries Inc.	351	5,760
	Bed Bath & Beyond Inc.	3,601	61,181
a	Belmond Ltd., A	2,665	66,438
	Big 5 Sporting Goods Corp.	767	2,439
	Big Lots Inc.	1,794	68,208
	BJ’s Restaurants Inc.	715	33,805
	Bloomin’ Brands Inc.	3,666	74,970
	Brinker International Inc.	949	42,117
b	Buckle Inc.	1,131	21,172
	Caleres Inc.	1,573	38,837
	Callaway Golf Co.	2,158	34,377
	Camping World Holdings Inc., A	1,053	14,647
a	Career Education Corp.	2,171	35,865
a	Carrols Restaurant Group Inc.	533	5,314
	Chico’s FAS Inc.	4,849	20,705
a	Chuy’s Holdings Inc.	663	15,097
	Citi Trends Inc.	442	8,535

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Cooper Tire & Rubber Co.	1,443	$43,131
	Cracker Barrel Old Country Store Inc.	806	130,258
a	Crocs Inc.	1,976	50,882
	Dana Inc.	3,679	65,266
	Dave & Buster’s Entertainment Inc.	1,443	71,962
a	Deckers Outdoor Corp.	1,079	158,602
a	Del Frisco’s Restaurant Group Inc.	910	5,833
a	Denny’s Corp.	2,340	42,939
b	Dillard’s Inc., A	377	27,152
a	Dorman Products Inc.	936	82,452
a	Duluth Holdings Inc.	364	8,678
a	El Pollo Loco Holdings Inc.	702	9,133
	Escalade Inc.	351	3,921
	Ethan Allen Interiors Inc.	1,001	19,149
a	Etsy Inc.	2,730	183,511
a	Fiesta Restaurant Group Inc.	936	12,271
a	Five Below Inc.	1,755	218,059
	Flexsteel Industries Inc.	247	5,728
a	Francesca’s Holdings Corp.	1,222	827
b	GameStop Corp., A	1,716	17,435
a	Genesco Inc.	780	35,529
	Group 1 Automotive Inc.	637	41,214
	Guess? Inc.	2,093	41,023
	Hamilton Beach Brands Holding Co., A	182	3,906
	Haverty Furniture Cos. Inc.	832	18,204
a	Helen of Troy Ltd.	637	73,867
a	Hibbett Sports Inc.	663	15,123
	Hooker Furniture Corp.	325	9,370
	International Speedway Corp., A	572	24,956
a	iRobot Corp.	819	96,388
b	J. Jill Inc.	533	2,926
	Jack in the Box Inc.	949	76,926
	Johnson Outdoors Inc., A	182	12,988
a	K12 Inc.	624	21,297
a	Kirkland’s Inc.	481	3,381
	La-Z-Boy Inc.	1,560	51,464
a	Lands’ End Inc.	234	3,887
	LCI Industries	754	57,922
a	LGI Homes Inc.	429	25,843
	Lifetime Brands Inc.	442	4,177
	Lithia Motors Inc.	533	49,436
a	Malibu Boats Inc., A	572	22,640
	Marine Products Corp.	260	3,502
a	Monarch Casino & Resort Inc.	273	11,990
	Monro Inc.	1,066	92,230
	Movado Group Inc.	585	21,282
a	Nautilus Inc.	975	5,421
	Office Depot Inc.	17,524	63,612
a	Ollie’s Bargain Outlet Holdings Inc.	1,742	148,645
	Oxford Industries Inc.	676	50,876
b	Papa John’s International Inc.	702	37,171
	PetMed Express Inc.	767	17,472
a	Potbelly Corp.	663	5,642
	Red Rock Resorts Inc., A	1,625	42,006
a	Regis Corp.	923	18,155
a	Rent-A-Center Inc.	1,560	32,557
	Rocky Brands Inc.	169	4,049

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	RTW RetailWinds Inc.	793	$1,903
	Ruth’s Hospitality Group Inc.	975	24,950
a	Sally Beauty Holdings Inc.	3,302	60,790
	Shoe Carnival Inc.	429	14,599
	Shutterstock Inc.	442	20,610
	Signet Jewelers Ltd.	1,287	34,955
a	Sleep Number Corp.	1,235	58,045
	Sonic Automotive Inc.	871	12,900
a,b	Sonos Inc.	234	2,408
a	Sportsman’s Warehouse Holdings Inc.	1,391	6,677
a	Stamps.com Inc.	598	48,683
	Standard Motor Products Inc.	728	35,745
	Steven Madden Ltd.	2,912	98,542
	Strategic Education Inc.	832	109,250
	Sturm Ruger & Co. Inc.	585	31,017
	Superior Group of Cos. Inc.	299	4,969
	Tailored Brands Inc.	1,781	13,963
	Tenneco Inc., A	1,664	36,874
	Texas Roadhouse Inc., A	2,795	173,821
	The Cato Corp., A	819	12,269
	The Cheesecake Factory Inc.	1,859	90,942
	The Children’s Place Inc.	611	59,438
a	The Container Store Group Inc.	572	5,034
a	The Habit Restaurants Inc., A	793	8,580
	Tile Shop Holdings Inc.	1,599	9,050
	Tilly’s Inc., A	611	6,800
a	Town Sports International Holdings Inc.	338	1,609
	Tupperware Brands Corp.	1,404	35,914
a	Vera Bradley Inc.	780	10,335
	Weyco Group Inc.	234	7,245
	Wingstop Inc.	429	32,617
	Winmark Corp.	78	14,710
	Wolverine World Wide Inc.	3,432	122,625
a	Zumiez Inc.	637	15,855

			4,738,464

	Consumer Staples 6.0%
b	B&G Foods Inc., A	1,898	46,349
a	Boston Beer Inc., A	338	99,619
a	Central Garden & Pet Co.	286	7,310
a	Central Garden & Pet Co., A	1,053	24,482
	Coca-Cola Consolidated Inc.	156	44,901
	Dean Foods Co.	3,042	9,217
a	Farmer Brothers Co.	286	5,723
	Ingles Markets Inc., A	494	13,644
	Inter Parfums Inc.	559	42,411
	J & J Snack Foods Corp.	559	88,792
	John B. Sanfilippo & Son Inc.	286	20,555
	Lancaster Colony Corp.	611	95,738
	Medifast Inc.	429	54,719
	National Beverage Corp.	429	24,766
a	Natural Grocers by Vitamin Cottage Inc.	286	3,418
	Natural Health Trends Corp.	208	2,696
a	Natures Sunshine Products Inc.	299	2,778
a	Performance Food Group Co.	3,185	126,253
	PriceSmart Inc.	832	48,988
	Sanderson Farms Inc.	611	80,554
a	Smart & Final Stores Inc.	663	3,275

franklintempleton.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
a	The Chefs’ Warehouse Inc.	650	$20,183
	Tootsie Roll Industries Inc.	254	9,474
	Turning Point Brands Inc.	182	8,388
	Universal Corp.	793	45,701
	Vector Group Ltd.	3,172	34,226
	Village Super Market Inc., A	351	9,593
	WD-40 Co.	520	88,109
	Weis Markets Inc.	377	15,385

			1,077,247

	Energy 0.3%
a	CONSOL Mining Corp.	689	23,577
a	FTS International Inc.	624	6,240
	Liberty Oilfield Services Inc., A	754	11,604
a	Renewable Energy Group Inc.	806	17,700
a	SilverBow Resources Inc.	169	3,887

			63,008

	Financials 8.9%
	1st Source Corp.	520	23,353
	Ames National Corp.	286	7,839
	Apollo Commercial Finance Inc.	3,367	61,279
	Arbor Realty Trust Inc.	1,599	20,739
	Auburn National Bancorp Inc.	52	2,050
	BancFirst Corp.	559	29,152
	Banco Latinoamericano de Comercio Exterior SA	494	9,840
	Bank of Marin Bancorp.	351	14,282
	Capitol Federal Financial Inc.	3,523	47,032
	Capstead Mortgage Corp.	2,964	25,461
	Citizens & Northern Corp.	338	8,464
a	Citizens Inc., A	1,612	10,752
	Cohen & Steers Inc.	689	29,124
	Colony Credit Real Estate Inc., A	2,184	34,201
	Community Bank System Inc.	1,638	97,903
	Crawford & Co., B	377	3,442
	Diamond Hill Investment Group Inc.	104	14,560
	Donegal Group Inc.	299	4,022
	Dynex Capital Inc.	1,859	11,321
	EMC Insurance Group Inc.	286	9,118
a	Essent Group Ltd.	3,510	152,509
	Exantas Capital Corp.	689	7,324
a	EZCORP Inc., A	884	8,239
	FBL Financial Group Inc., A	325	20,384
	Federated Investors Inc., B	2,834	83,065
	Financial Institutions Inc.	559	15,194
	First Bancorp Inc.	286	7,127
	First Citizens Bancorp	390	8,514
	First Commonwealth Financial Corp.	3,341	42,097
	FirstCash Inc.	923	79,840
a	Genworth Financial Inc., A	7,774	29,774
	Greene County Bancorp Inc.	91	2,763
	Heritage Commerce Corp.	1,053	12,741
	Heritage Financial Corp.	975	29,387
	Horace Mann Educators Corp.	1,534	54,012
	Invesco Mortgage Capital	3,328	52,582
	James River Group Holdings Ltd.	689	27,615
	Kingstone Cos. Inc.	260	3,832
	LCNB Corp.	286	4,905

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Macatawa Bancorp	741	$7,366
	Maiden Holdings Ltd.	2,197	1,632
	Middlefield Banc Corp.	65	2,679
	Midwestone Financial Group Inc.	325	8,856
	National Western Life Group Inc., A	91	23,885
	Navigators Group Inc.	325	22,708
	Nelnet Inc., A	598	32,932
	Northfield Bancorp Inc.	1,443	20,058
	Northwest Bancshares Inc.	3,068	52,064
	Norwood Financial Corp.	130	4,009
a	Ocwen Financial Corp.	1,703	3,099
	Ohio Valley Banc Corp.	130	4,700
a	On Deck Capital Inc.	1,131	6,130
	Penns Woods Bancorp Inc.	143	5,877
	People’s Utah Bancorp	364	9,599
	Premier Financial Bancorp Inc.	442	6,944
	Protective Insurance Corp., B	325	6,019
	Provident Financial Services Inc.	2,275	58,900
	Pzena Investment Management Inc., A	533	4,312
	Ready Capital Corp.	468	6,866
a	Regional Management Corp.	390	9,524
	Silvercrest Asset Management Group Inc., A	273	3,890
	Southern Missouri Bancorp Inc.	104	3,203
	Stewart Information Services Corp.	559	23,864
	Territorial Bancorp Inc.	286	7,696
	Tompkins Financial Corp.	416	31,645
	TrustCo Bank Corp. NY	2,899	22,496
	United Fire Group Inc.	689	30,116
	Universal Insurance Holdings Inc.	1,027	31,837
	Value Line Inc.	39	963
	West Bancorp	377	7,796
	Westwood Holdings Group Inc.	312	11,004
a	World Acceptance Corp.	195	22,840

			1,601,347

	Health Care 10.8%
a	AAC Holdings Inc.	442	813
a	Addus Homecare Corp.	273	17,360
a	Amedisys Inc.	1,027	126,588
a	AMN Healthcare Services Inc.	1,469	69,175
a	AngioDynamics Inc.	819	18,722
a	Aquestive Therapeutics Inc.	65	449
a	AtriCure Inc.	1,053	28,210
	Atrion Corp.	52	45,691
a	Biospecifics Technologies Corp.	169	10,534
a	Cardiovascular Systems Inc.	1,053	40,709
a	Community Health Systems Inc.	2,704	10,086
	CONMED Corp.	832	69,206
a	Corcept Therapeutics Inc.	3,718	43,649
a	CorVel Corp.	273	17,811
a	Cross Country Healthcare Inc.	793	5,575
a	Cutera Inc.	494	8,724
a	Eagle Pharmaceuticals Inc.	247	12,471
a	Enanta Pharmaceuticals Inc.	455	43,462
a	Fonar Corp.	169	3,459
a	Genomic Health Inc.	754	52,818
a	Glaukos Corp.	533	41,771

franklintempleton.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Globus Medical Inc., A	2,691	$132,962
a	Haemonetics Corp.	1,170	102,352
a	Harvard Bioscience Inc.	819	3,530
a	Heska Corp.	182	15,492
a	Inogen Inc.	481	45,873
a	iRadimed Corp.	78	2,191
	LeMaitre Vascular Inc.	533	16,523
a	LHC Group Inc.	936	103,765
	Luminex Corp.	1,222	28,118
a	Medidata Solutions Inc.	1,326	97,116
	Meridian Bioscience Inc.	1,573	27,701
a	Merit Medical Systems Inc.	1,586	98,062
a	Myriad Genetics Inc.	2,054	68,193
	National Healthcare Corp.	416	31,566
	National Research Corp., A	390	15,054
a	NextGen Healthcare Inc.	1,638	27,568
a	NuVasive Inc.	1,417	80,471
a	Orthofix International NV	637	35,933
	Patterson Cos. Inc.	2,015	44,028
	Phibro Animal Health Corp.	637	21,021
a	Prestige Consumer Healthcare Inc.	1,469	43,938
a	Quorum Health Corp.	481	673
a	SI-BONE Inc.	130	2,449
	Simulations Plus Inc.	338	7,135
a	STAAR Surgical Co.	1,235	42,225
a	Supernus Pharmaceuticals Inc.	1,729	60,584
a	Tactile Systems Technology Inc.	468	24,673
	U.S. Physical Therapy Inc.	364	38,231
	Utah Medical Products Inc.	117	10,325
a	Vanda Pharmaceuticals Inc.	780	14,352
a	Vocera Communications Inc.	936	29,606

			1,938,993

	Industrials 16.2%
	ABM Industries Inc.	2,119	77,026
a	Advanced Disposal Services Inc.	1,079	30,212
	Aircastle Ltd.	1,625	32,890
	Alamo Group Inc.	273	27,284
	Allegiant Travel Co.	416	53,859
	Allied Motion Technologies Inc.	182	6,257
	Altra Industrial Motion Corp.	1,274	39,558
	Applied Industrial Technologies Inc.	1,482	88,135
a	Axon Enterprise Inc.	1,261	68,611
	BG Staffing Inc.	299	6,530
	Brady Corp., A	1,664	77,226
a	Cimpress NV	728	58,335
	CompX International Inc.	52	761
a	Covenant Transportation Group Inc., A	381	7,231
	Deluxe Corp.	1,859	81,275
	Douglas Dynamics Inc.	624	23,756
	Ennis Inc.	832	17,272
	EnPro Industries Inc.	624	40,217
	Exponent Inc.	1,625	93,795
	Forrester Research Inc.	390	18,856
	Forward Air Corp.	1,144	74,051
a	Foundation Building Materials Inc.	429	4,221
a	Franklin Covey Co.	312	7,894
a	General Finance Corp.	221	2,062

40	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Global Brass & Copper Holdings Inc.	598	$20,595
	Hawaiian Holdings Inc.	1,534	40,267
	Healthcare Services Group Inc.	2,210	72,908
	Heartland Express Inc.	715	13,785
	Heidrick & Struggles International Inc.	702	26,908
a	Heritage-Crystal Clean Inc.	507	13,917
	Herman Miller Inc.	2,028	71,345
	Hillenbrand Inc.	2,015	83,683
	HNI Corp.	1,508	54,725
	Hyster-Yale Materials Handling Inc.	312	19,456
	ICF International Inc.	689	52,419
	Insperity Inc.	1,456	180,049
	Interface Inc.	1,755	26,887
	Kadant Inc.	364	32,017
	Kaman Corp., A	858	50,141
	Kelly Services Inc., A	1,040	22,942
	Kforce Inc.	936	32,872
	Kimball International Inc., B	1,170	16,544
	Knoll Inc.	1,612	30,483
	Korn Ferry	1,911	85,575
a	Lawson Products Inc.	247	7,746
	Lindsay Corp.	325	31,457
	LSC Communications Inc.	988	6,452
	Maxar Technologies Inc.	858	3,449
	McGrath RentCorp	767	43,389
	Miller Industries Inc.	286	8,823
	Mobile Mini Inc.	1,573	53,388
	Moog Inc., A	962	83,646
	MSA Safety Inc.	1,131	116,945
	National Presto Industries Inc.	156	16,934
	Omega Flex Inc.	104	7,883
a	P.A.M. Transportation Services Inc.	52	2,545
	Pitney Bowes Inc.	4,290	29,472
	Preformed Line Products Co.	91	4,831
	Quad/Graphics Inc.	949	11,293
	Resources Connection Inc.	1,170	19,352
	Rush Enterprises Inc., B	117	4,859
a	SAIA Inc.	897	54,807
	Simpson Manufacturing Co. Inc.	1,339	79,363
	Standex International Corp.	377	27,672
	Steelcase Inc., A	3,094	45,018
	Systemax Inc.	273	6,181
	Tennant Co.	572	35,515
a	Trex Co. Inc.	1,807	111,167
	UniFirst Corp.	468	71,838
	Universal Logistics Holdings Inc.	260	5,117
a	US Xpress Enterprises Inc., A	442	2,922
a	USA Truck Inc.	182	2,628
a	Vicor Corp.	364	11,291
	Watts Water Technologies Inc., A	780	63,040
	Werner Enterprises Inc.	1,625	55,494
a	Willdan Group Inc.	234	8,674

			2,918,023

	Information Technology 12.9%
a	A10 Networks Inc.	806	5,715
	ADTRAN Inc.	1,222	16,741
a	Aerohive Networks Inc.	533	2,414

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Alarm.com Holdings Inc.	689	$44,716
a	Altair Engineering Inc.	650	23,926
	American Software Inc., A	897	10,719
a	Avid Technology Inc.	936	6,973
	Badger Meter Inc.	845	47,016
	Cabot Microelectronics Corp.	780	87,329
a	CACI International Inc., A	364	66,255
a	Carbonite Inc.	845	20,964
a	Casa Systems Inc.	429	3,561
a	CEVA Inc.	611	16,473
a	ChannelAdvisor Corp.	585	7,125
a	Ciena Corp.	3,627	135,432
a	Cirrus Logic Inc.	1,976	83,130
a	CommVault Systems Inc.	1,469	95,103
a	Control4 Corp.	806	13,646
	CSG Systems International Inc.	1,170	49,491
	Daktronics Inc.	1,118	8,329
a	Dasan Zhone Solutions Inc.	78	834
a	eGain Corp.	403	4,211
a	ePlus Inc.	403	35,682
	EVERTEC Inc.	1,859	51,699
a	Five9 Inc.	1,391	73,487
	Hackett Group Inc.	832	13,146
a	I3 Verticals Inc., A	117	2,810
a	Immersion Corp.	832	7,014
a	Information Services Group Inc.	728	2,715
a	Insight Enterprises Inc.	1,274	70,146
a	Integrated Device Technology Inc.	1,937	94,894
	InterDigital Inc.	1,235	81,485
a	Iteris Inc.	650	2,711
	J2 Global Inc.	1,482	128,341
a	Majesco	100	705
	ManTech International Corp., A	767	41,433
a	MicroStrategy Inc.	286	41,255
a	Mitek Systems Inc.	1,144	14,003
	Monotype Imaging Holdings Inc.	1,469	29,218
a	Napco Security Technologies Inc.	286	5,932
a	New Relic Inc.	1,105	109,063
	NIC Inc.	2,184	37,325
a	Novanta Inc.	819	69,394
	NVE Corp.	156	15,271
a	PAR Technology Corp.	247	6,042
	PC Connection Inc.	390	14,301
	Plantronics Inc.	1,027	47,355
	QAD Inc., A	299	12,878
a	Qualys Inc.	1,105	91,428
a	Rimini Street Inc.	156	780
a	ScanSource Inc.	806	28,871
	Science Applications International Corp.	1,170	90,031
a	Silicon Laboratories Inc.	1,287	104,067
a	SMART Global Holdings Inc.	273	5,242
a	SPS Commerce Inc.	403	42,742
a	Tenable Holdings Inc.	247	7,820
	Travelport Worldwide Ltd.	3,640	57,257
	Vishay Intertechnology Inc.	3,614	66,751
a	Vishay Precision Group Inc.	260	8,895
a	Workiva Inc.	793	40,205

42	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Zix Corp.	2,041	$14,042

			2,316,539

	Materials 1.5%
	Advanced Emissions Solutions Inc.	455	5,260
	Greif Inc., A	793	32,711
	Greif Inc., B	195	9,534
	Innophos Holdings Inc.	559	16,848
	Myers Industries Inc.	884	15,125
	Quaker Chemical Corp.	195	39,064
	Schweitzer-Mauduit International Inc.	923	35,739
	Sensient Technologies Corp.	1,300	88,127
	Valhi Inc.	572	1,321
	Warrior Met Coal Inc.	1,001	30,431

			274,160

	Real Estate 4.7%
	Agree Realty Corp.	832	57,691
a	Altisource Portfolio Solutions SA	286	6,770
	Cedar Realty Trust Inc.	2,236	7,602
	Chesapeake Lodging Trust	1,911	53,145
	CoreCivic Inc.	2,938	57,144
	First Industrial Realty Trust Inc.	2,977	105,267
	Franklin Street Properties Corp.	3,679	26,452
	Lexington Realty Trust	7,098	64,308
	LTC Properties Inc.	1,196	54,777
	Monmouth Real Estate Investment Corp., A	2,106	27,757
	National Health Investors Inc.	1,053	82,713
	One Liberty Properties Inc.	455	13,195
	PotlatchDeltic Corp.	1,508	56,987
	Preferred Apartment Communities Inc., A	1,495	22,156
	PS Business Parks Inc.	702	110,095
	RE/MAX Holdings Inc., A	663	25,552
	RPT Realty	2,782	33,412
	Universal Health Realty Income Trust	195	14,763
	Urstadt Biddle Properties, A	845	17,441
	Whitestone REIT	897	10,782

			848,009

	Specialty Retail 0.3%
	DSW Inc., A	2,431	54,017

	Utilities 6.5%
	American States Water Co.	1,274	90,836
	Artesian Resources Corp., A	221	8,237
	Avista Corp.	2,054	83,433
	Black Hills Corp.	1,300	96,291
	California Water Service Group	1,534	83,265
	Clearway Energy Inc., A	1,092	15,878
	Clearway Energy Inc., C	1,742	26,322
	El Paso Electric Co.	1,274	74,937
	Global Water Resources Inc.	221	2,168
	IDACORP Inc.	1,417	141,048
	MGE Energy Inc.	1,040	70,689
	New Jersey Resources Corp.	2,483	123,629
	NorthWestern Corp.	1,118	78,718
	PNM Resources Inc.	1,885	89,236
	SJW Group	481	29,697

franklintempleton.com	Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	Southwest Gas Holdings Inc.	1,521	$125,117
b	Spark Energy Inc., A	416	3,707
	Unitil Corp.	468	25,351

			1,168,559

	Total Investments before Short Term Investments (Cost $17,526,087)		17,954,032

	Short Term Investments (Cost $102,580) 0.6%
	Investments from Cash Collateral Received for Loaned Securities 0.6%
	Money Market Funds 0.6%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	102,580	102,580

	Total Investments (Cost $17,628,667) 100.4%		18,056,612
	Other Assets, less Liabilities (0.4)%		(77,475)

	Net Assets 100.0%		$17,979,137

See Abbreviations on page 56.

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2019. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$963,646,153	$9,678,602	$17,526,087
Cost – Non-controlled affiliates (Note 3c)	—	27,777	102,580

Value – Unaffiliated issuers+	$1,003,974,714	$10,593,256	$17,954,032
Value – Non-controlled affiliates (Note 3c)	—	27,777	102,580
Cash	3,224,014	5,979	8,419
Receivables:
Capital shares sold	7,852,439	—	—
Dividends	1,013,050	15,431	22,002
Variation margin on futures contracts	20,166	—	—
Deposits with brokers for:
Futures contracts	144,000	—	—

Total assets	1,016,228,383	10,642,443	18,087,033

Liabilities:
Payables:
Investment securities purchased	7,806,174	—	—
Management fees	167,660	2,659	5,316
Payable upon return of securities loaned	—	27,777	102,580

Total liabilities	7,973,834	30,436	107,896

Net assets, at value	$1,008,254,549	$10,612,007	$17,979,137

Net assets consist of:
Paid-in capital	$971,536,270	$9,785,675	$17,859,219
Total distributable earnings (loss)	36,718,279	826,332	119,918

Net assets, at value	$1,008,254,549	$10,612,007	$17,979,137

Shares outstanding	32,100,000	350,000	650,000

Net asset value per share	$31.41	$30.32	$27.66

+Includes securities loaned	—	27,186	100,237

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended March 31, 2019

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends:
Unaffiliated issuers:
Paid in cash	$8,144,508	$143,858	$176,056
Non-cash dividends	—	—	11,642
Interest:
Unaffiliated issuers	4,230	26	36
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	—	—	1,185
Non-Controlled affiliates (Note 3)	3,744	131	1,638

Total investment income	8,152,482	144,015	190,557

Expenses:
Management fees (Note 3a)	830,526	22,148	32,697

Total expenses	830,526	22,148	32,697
Expenses waived/paid by affiliates (Note 3c)	(825)	(27)	(286)

Net expenses	829,701	22,121	32,411

Net investment income	7,322,781	121,894	158,146

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(5,183,762)	(95,878)	(335,223)
In-kind redemptions	14,880,573	202,792	165,989
Futures contracts	107,458	—	—

Net realized gain (loss)	9,804,269	106,914	(169,234)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	31,223,334	734,943	302,305
Futures contracts	105,460	—	—

Net change in unrealized appreciation (depreciation)	31,328,794	734,943	302,305

Net realized and unrealized gain (loss)	41,133,063	841,857	133,071

Net increase (decrease) in net assets resulting from operations	$48,455,844	$963,751	$291,217

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$7,322,781	$1,994,532	$121,894	$56,207
Net realized gain (loss)	9,804,269	2,689,148	106,914	110,228
Net change in unrealized appreciation (depreciation)	31,328,794	9,105,227	734,943	179,711

Net increase (decrease) in net assets resulting from operations	48,455,844	13,788,907	963,751	346,146

Distributions to shareholders (Note 1e)	(6,162,655)	(1,783,204)	(106,377)	(51,110)

Capital share transactions: (Note 2)	857,635,782	96,319,875	6,984,672	2,474,925

Net increase (decrease) in net assets	899,928,971	108,325,578	7,842,046	2,769,961
Net assets:
Beginning of year	108,325,578	—	2,769,961	—

End of year (Note 1e)	$1,008,254,549	$108,325,578	$10,612,007	$2,769,961

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$158,146	$42,157
Net realized gain (loss)	(169,234)	31,351
Net change in unrealized appreciation (depreciation)	302,305	125,640

Net increase (decrease) in net assets resulting from operations	291,217	199,148

Distributions to shareholders (Note 1e)	(121,259)	(36,568)

Capital share transactions: (Note 2)	15,142,986	2,503,613

Net increase (decrease) in net assets	15,312,944	2,666,193
Net assets:
Beginning of year	2,666,193	—

End of year (Note 1e)	$17,979,137	$2,666,193

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE), is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

b. Derivative Financial Instruments (continued)

Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 6 regarding other derivative information.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Distributions from net investment income:	$(1,783,204)	$(51,110)	$(36,568)

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NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2018, undistributed net investment income included in net assets were as follows:

Fund	Undistributed Net Investment Income
Franklin LibertyQ U.S. Equity ETF	$199,982
Franklin LibertyQ U.S. Mid Cap Equity ETF	4,790
Franklin LibertyQ U.S. Small Cap Equity ETF	4,101

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	31,000,000	$938,802,146	4,650,000	$120,156,252
Shares redeemed	(2,700,000)	(81,166,364)	(850,000)	(23,836,377)

Net increase (decrease)	28,300,000	$857,635,782	3,800,000	$96,319,875

	Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	300,000	$8,425,958	200,001	$5,110,374
Shares redeemed	(50,000)	(1,441,286)	(100,001)	(2,635,449)

Net increase (decrease)	250,000	$6,984,672	100,000	$2,474,925

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	600,000	$16,620,824	150,000	$3,804,019
Shares redeemed	(50,000)	(1,477,838)	(50,000)	(1,300,406)

Net increase (decrease)	550,000	$15,142,986	100,000	$2,503,613

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the

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NOTES TO FINANCIAL STATEMENTS

Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the daily average net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.25%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

Prior to February 1, 2019 the Funds paid a unified management fee to Franklin Advisers, Inc.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended March 31, 2019, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Income from Securities Loaned	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 2.10%	5,200	12,047,584	(12,052,784)	—	$—	$3,744	$—	$—

Franklin LibertyQ U.S. Mid Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 2.10%	305,850	956,727	(1,234,800)	27,777	$27,777	$131	$—	$—

Franklin LibertyQ U.S. Small Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 2.10%	12,950	1,525,780	(1,436,150)	102,580	$102,580	$1,638	$—	$—

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2019, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin 529 Portfolios	12,021,719	37.5%
Franklin Conservative Allocation Fund	2,958,738	9.2%
Franklin Growth Allocation Fund	6,249,306	19.5%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	2,259,994	7.0%
Franklin Moderate Allocation Fund	7,179,629	22.4%

	30,669,386	95.6%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards not subject to expiration:
Short term	$3,709,258	$67,247	$219,018
Long term	1,150,711	34,322	90,479

Total capital loss carryforwards	$4,859,969	$101,569	$309,497

The tax character of distributions paid during the years ended March 31, 2019 and 2018, were as follows:

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF		Franklin LibertyQ U.S. Small Cap Equity ETF

	2019	2018	2019	2018	2019	2018
Distributions paid from ordinary income	$6,162,655	$1,783,204	$106,377	$51,110	$121,259	$36,568

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$963,698,427	$9,712,133	$17,663,864

Unrealized appreciation	$52,649,061	$1,233,485	$1,281,246
Unrealized depreciation	(12,372,774)	(324,585)	(888,498)

Net unrealized appreciation (depreciation)	$40,276,287	$908,900	$392,748

Distributable earnings – undistributed ordinary income	$1,301,961	$19,001	$36,667

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, passive foreign investment company shares and wash sales.

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2019, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$65,572,010	$1,759,090	$2,303,156
Sales	$62,834,737	$1,697,294	$2,056,997

In-kind transactions associated with creation and redemptions for the year ended March 31, 2019, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$933,674,831	$8,398,405	$16,592,842
Value of Securities Delivered[a]	$80,569,024	$1,423,667	$1,446,184

a Realized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2019, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities lending transactions[a]:
Equity investments[b]	$27,777	$102,580

a The agreements can be terminated at any time.

b The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Other Derivative Information

At March 31, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Franklin LibertyQ U.S. Equity ETF
Equity Contracts	Variation margin on future contracts	$105,460[a]	Variation margin on future contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS

6. Other Derivative Information (continued)

For the year ended March 31, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity Contracts	Future contracts	$107,458	Future contracts	$105,460

For the year ended March 31, 2019, the average month end notional amount of futures contracts was $889,107.

See Note 1(b) regarding derivative financial instruments.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

56	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF (the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for the year ended March 31, 2019 and the period April 26, 2017 (commencement of operations) through March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of each of their operations for the year ended March 31, 2019, the changes in each of their net assets for the year ended March 31, 2019 and the period April 26, 2017 (commencement of operations) through March 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2019.

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
90.71%	91.94%	83.51%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2019.

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
$6,814,442	$111,914	$112,156

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2016	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer– Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF3 A 05/19

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2019

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Municipal Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/products/etf/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Municipal Bond Market Overview

The financial markets experienced volatility during the 12-month reporting period due to trade concerns and geopolitical stress. Equity markets sold off sharply during the fourth quarter of 2018, spurring a flight to perceived quality that benefited high-quality fixed income assets such as municipal bonds and U.S. Treasuries. Stocks quickly reversed course and rallied sharply to start 2019, and municipal bonds performed well in the first quarter of 2019. Overall, the municipal bond market outperformed the corporate bond and U.S. Treasury markets but underperformed the equity markets during the period.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +5.38% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +4.22% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +4.94% total return.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, outperformed the fixed income markets with a +9.50% total return.1

Municipal bonds with intermediate and long maturities generally outperformed bonds with shorter maturities during the 12-month period. The best-performing maturity group in the Bloomberg Barclays Municipal Bond Index was the 12–17 year group, which returned +6.50% for the period.1 High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +8.14% total return, compared with a +5.38% total return for the Bloomberg Barclays Municipal Bond Index.1

Municipal issuance during the reporting period totaled approximately $349 billion, a 17% decline from total issuance for the preceding 12-month period.2 Issuance remains diminished as the Tax Cuts and Jobs Act of 2017 eliminated advanced refundings beginning in January 2018. Calendar-year 2018 issuance was approximately $339 billion, which represented a 24% decline from 2017.2 The Investment Company Institute reported negative municipal bond fund flows during the fourth quarter of 2018, but flows turned sharply positive in the first quarter of 2019. Overall, total net municipal bond fund inflows for the 12-month period were approximately $20 billion.3 In our view, investor demand remains healthy.

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% at its June, September and December 2018 meetings. The target range stood at 2.25%–2.50% at period-end. The Fed also increased the discount rate by 0.25% at all three meetings, to finish the period at 3.00%. The Fed paused at both the January and March 2019 meetings, leaving the discount rate and the target range for the federal funds rate unchanged. Furthermore, the Fed indicated the labor market remains strong, but economic activity has slowed since the fourth quarter of 2018. With market-based inflation measures remaining low in recent months, the market has interpreted the Fed’s recent decisions to mean the Fed will remain on the sidelines and foster economic growth while attempting to achieve its inflation objective.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our disciplined approach of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thomson Reuters.

3. Source: Investment Company Institute.

See www.franklintempletondatasources.com for additional data provider information.

2	Annual Report	franklintempleton.com

Franklin Liberty Intermediate Municipal Opportunities ETF

This annual report for Franklin Liberty Intermediate Municipal Opportunities ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Composition*

3/31/2019

Ratings	% of Total Investments
AAA	8.05%
AA	36.75%
A	11.02%
BBB	20.43%
Below Investment Grade	6.63%
Not Rated	17.12%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +4.52% based on market price and +4.99% based on net asset value (NAV). In comparison, the

Bloomberg Barclays Municipal 1-15 Year Index posted a +5.09% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

3/31/2019

% of Total Investments*
General Obligation	26.22%
Hospital & Health Care	18.98%
Tax-Supported	14.88%
Utilities	11.01%
Higher Education	9.26%
Other Revenue	6.24%
Housing	5.12%
Subject to Government Appropriations	3.59%
Transportation	3.28%
Corporate-Backed	1.42%

*Does not include cash and cash equivalents.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Manager’s Discussion

During the 12-month reporting period, we found value in securities in the seven- to 11-year maturity range. Given the Fund’s average maturity cannot exceed 10 years, this represented the longer end of our target universe. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after tax income for investors. In addition, we were able to find attractive opportunities in the high-yield space; therefore, we selectively added higher-yielding securities to the portfolio, while selling existing positions with lower yields. Similarly, we also improved the earnings potential of the high-grade portion of the portfolio. The Fund will continue to look for opportunities to add high-yielding names with a focus on the seven- to 15-year part of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Intermediate Municipal Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.99%	+4.52%	+4.99%	+4.52%
Since Inception (8/31/17)	+3.39%	+3.30%	+2.13%	+2.07%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with waiver)	(without waiver)	(With Waiver)	(Without Waiver)
2.87%	2.48%	0.65%	4.19%	1.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/19

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.625196

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	1.48%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2019 maximum federal income tax rate of 37.00% plus 3.8% Medicare tax.

8. Source: Morningstar. Bloomberg Barclays 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities from one to 17 years. It is a component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	7

FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,042.90	$1.53	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	franklintempleton.com

Franklin Liberty Municipal Bond ETF

This annual report for Franklin Liberty Municipal Bond ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

3/31/2019

Ratings	% of Total Investments
AAA	18.03%
AA	71.14%
A	9.53%
Not Rated	1.30%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +6.07% based on market price and +6.38%

based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal Bond Index posted a +5.38% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

3/31/2019

% of Total Investments*
General Obligation	37.27%
Utilities	25.49%
Higher Education	12.83%
Tax-Supported	9.57%
Subject to Government Appropriations	4.56%
Transportation	4.19%
Hospital & Health Care	3.52%
Other Revenue	1.43%
Housing	1.14%

*Does not include cash and cash equivalents.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

franklintempleton.com	Annual Report	9

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Manager’s Discussion

During the 12-month reporting period, the Fund maintained its average maturity close to 13 years, on the longer end of the target five-15 year range. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. We selectively added higher-yielding investment-grade securities to the portfolio, while selling existing positions with lower yields, improving the earnings potential of the portfolio. At the end of the period, we invested capital in essential service sectors with a focus on the 12- to 17-year part of the yield curve. We will continue to look for opportunities to improve the income profile of the Fund as opportunities arise. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report	franklintempleton.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+6.38%	+6.07%	+6.38%	+6.07%
Since Inception (8/31/17)	+4.83%	+4.87%	+3.03%	+3.05%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with waiver)	(without waiver)	(With Waiver)	(Without Waiver)
2.47%	2.11%	0.41%	3.56%	0.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

franklintempleton.com	Annual Report	11

FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/19

See page 13 for Performance Summary footnotes.

12	Annual Report	franklintempleton.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.660417

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	1.48%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2019 maximum federal income tax rate of 37.00% plus 3.8% Medicare tax.

8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	13

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,064.00	$1.54	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Intermediate Municipal Opportunities ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.40	$25.00

Income from investment operations:[b]

Net investment income[c]	0.63	0.22

Net realized and unrealized gains (losses)	0.57	(0.60)

Total from investment operations	1.20	(0.38)

Less distributions from net investment income	(0.63)	(0.22)

Net asset value, end of year	$24.97	$24.40

Total return[d]	4.99%	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%

Net investment income	2.57%	1.55%

Supplemental data

Net assets, end of year (000’s)	$7,490	$7,319

Portfolio turnover rate[f]	35.63%	17.49%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty Intermediate Municipal Opportunities ETF

	Principal Amount	Value
Municipal Bonds 98.0%
Alaska 2.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	$150,000	$161,619

Arizona 3.1%
La Paz County IDA Education Facility Lease Revenue, Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/28	100,000	113,508
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	119,401

		232,909

California 7.4%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group, 5.00%, 6/01/27	100,000	115,165
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	101,045
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	100,000	110,465
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%, 8/15/28	100,000	115,432
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	112,208

		554,315

Colorado 4.4%
Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.00%, 11/01/27	100,000	124,304
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	100,000	104,966
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%, 12/01/27	100,000	100,177

		329,447

Delaware 1.5%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/29	100,000	113,730

Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc. Obligated Group, Refunding, 5.00%, 11/01/27	100,000	119,241
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	169,896

		289,137

Georgia 1.6%
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	118,529

Illinois 7.8%
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	103,183
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	100,068
Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	56,135
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	117,942
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn, 12/01/24	245,000	209,046

		586,374

Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding and Improvement, Series A, 4.00%, 5/01/29	100,000	102,006

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Maryland 3.1%
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	$100,000	$118,181
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 5.00%, 11/01/24	100,000	117,923

		236,104

Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B, 5.00%, 7/01/27	100,000	111,570

Michigan 1.4%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	102,556

Minnesota 6.5%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	113,538
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	142,798
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	115,182
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/25	100,000	118,053

		489,571

Missouri 1.5%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	112,476

Montana 1.6%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	118,489

Nevada 4.6%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/28	100,000	117,583
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	100,000	103,021
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	120,719

		341,323

New Hampshire 1.6%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	123,076

New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	105,116

New York 1.6%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	122,868

North Carolina 1.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	110,620

Ohio 4.6%
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 5.00%, 11/01/28	100,000	123,115
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%, 1/15/28	100,000	104,336
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	114,289

		341,740

Oregon 1.6%
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	119,412

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania 8.5%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/26	$100,000	$111,253
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, 5.00%, 5/01/28	100,000	112,741
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	110,515
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	126,455
Pennsylvania State GO, First Series, Refunding, 5.00%, 1/01/26	150,000	179,367

		640,331

Tennessee 2.9%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	101,900
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	114,330

		216,230

Texas 4.6%
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	114,957
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	122,278
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	105,595

		342,830

Utah 2.8%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,926
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	101,713

		210,639

Vermont 1.6%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series A, 5.00%, 7/01/28	100,000	116,337

Virginia 1.4%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	105,623

Washington 6.3%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	115,300
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding, 5.00%, 12/01/29	100,000	114,126
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	122,808
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	122,888

		475,122

Wisconsin 4.1%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	123,024
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%, 3/01/27	80,000	82,798
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series A, 4.00%, 9/15/27	100,000	103,294

		309,116

Total Investments (Cost $7,228,859) 98.0%		7,339,215
Other Assets, less Liabilities 2.0%		150,589

Net Assets 100.0%		$7,489,804

See Abbreviations on page 32.

18	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Municipal Bond ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.34	$25.00

Income from investment operations:[b]

Net investment income[c]	0.67	0.30

Net realized and unrealized gains (losses)	0.85	(0.66)

Total from investment operations	1.52	(0.36)

Less distributions from net investment income	(0.66)	(0.30)

Net asset value, end of year	$25.20	$24.34

Total return[d]	6.38%	(1.45)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%

Net investment income	2.74%	2.11%

Supplemental data

Net assets, end of year (000’s)	$8,820	$7,302

Portfolio turnover rate[f]	21.21%	5.00%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty Municipal Bond ETF

		Principal Amount	Value
	Municipal Bonds 98.8%
	Alaska 1.8%
	Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	$150,000	$161,619

	Arizona 2.8%
	Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	119,401
	Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	129,208

			248,609

	California 7.7%
	Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	101,579
	Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	112,578
	Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	113,761
	Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	110,541
	South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	119,245
	University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	120,199

			677,903

	Colorado 6.5%
	Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/42	100,000	117,799
	Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	120,715
	Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	110,267
	Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	100,000	108,344
	Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	113,330

			570,455

	Connecticut 1.3%
	Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	112,450

	Florida 4.0%
	Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	119,335
a	Miami-Dade County Florida Transit Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	100,000	109,449
a	Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	122,388

			351,172

	Georgia 2.5%
a	Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	109,959
	Main Street Natural Gas Inc. Gas Project Revenue, Series A, 4.00%, 4/01/48	100,000	107,680

			217,639

	Kansas 1.2%
	Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	105,276

	Louisiana 1.2%
	Louisiana GO, Series B, 4.00%, 10/01/34	100,000	109,110

	Maine 1.4%
	Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	121,607

	Maryland 2.6%
a	Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	100,000	124,958
	Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	102,073

			227,031

	Massachusetts 2.8%
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series A, Subseries A-1, 5.00%, 7/01/33	100,000	119,835
a	University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	125,283

			245,118

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Minnesota 5.7%
	Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/35	$150,000	$150,354
	Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	115,182
	Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	121,484
	University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	117,474

			504,494

	Missouri 1.1%
	Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	100,653

	Montana 1.4%
	Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	118,489

	Nevada 1.4%
	Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	119,288

	New Hampshire 1.4%
	New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	123,076

	New Jersey 1.2%
	Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	105,116

	New Mexico 1.2%
	Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	109,657

	New York 6.5%
	MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	122,868
	New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	109,065
	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/34	100,000	119,428
	New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	100,426
	New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	100,000	121,672

			573,459

	North Carolina 2.5%
	University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	109,665
	Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	110,493

			220,158

	Ohio 8.2%
	Columbus GO, Series A, 3.00%, 4/01/28	100,000	106,152
	Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 3.125%, 11/01/33	50,000	50,329
	Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	109,610
	Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%, 10/01/30	100,000	119,161
	Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	110,412
	Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S, 5.00%, 5/01/23	100,000	113,516
	Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	117,308

			726,488

	Oklahoma 1.4%
a	Tulsa Metropolitan Utility Authority Revenue, Refunding, Series A, 5.00%, 4/01/26	100,000	120,880

	Oregon 6.2%
	Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	95,000	96,476

franklintempleton.com	Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	$ 100,000	$119,412
	Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/36	150,000	181,359
	Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	148,456

			545,703

	Pennsylvania 1.4%
	Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	126,455

	Tennessee 6.6%
	Kingsport GO, Series B, 3.00%, 3/01/35	130,000	128,760
	Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	101,900
	Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	114,330
	Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	118,846
	Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/37	100,000	119,669

			583,505

	Texas 6.4%
	El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	110,369
a	Pflugerville ISD GO, Series A, PSF Guarantee, 5.00%, 2/15/29	100,000	124,234
	Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	102,160
	Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%, 5/15/33	100,000	119,281
	Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/33	100,000	111,344

			567,388

	Utah 2.4%
	Provo GO, Refunding, 4.00%, 1/01/23	100,000	108,926
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	101,713

			210,639

	Virginia 1.4%
	Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/01/32	100,000	123,290

	Washington 5.4%
	King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	122,611
	Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	109,099
	Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	122,808
	Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%, 8/15/29	100,000	121,905

			476,423

	Wisconsin 1.2%
	Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	106,977

	Total Investments (Cost $8,557,099) 98.8%		8,710,127
	Other Assets, less Liabilities 1.2%		109,509

	Net Assets 100.0%		$8,819,636

See Abbreviations on page 32.

aSecurity purchased on a when-issued basis. See Note 1(b)

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$7,228,859	$8,557,099

Value – Unaffiliated issuers	$7,339,215	$8,710,127
Cash	132,645	1,038,599
Receivables:
Interest	83,014	78,986
Affiliates	7,602	7,996

Total assets	7,562,476	9,835,708

Liabilities:
Payables:
Investment securities purchased	—	943,150
Transfer agent fees	13,000	13,000
Trustees’ fees and expenses	101	104
Distributions to shareholders	17,939	18,120
Custodian fees	1,030	1,031
Professional fees	22,561	22,605
Registration and filing fees	8,385	8,407
Pricing fees	4,000	4,000
Accrued expenses and other liabilities	5,656	5,655

Total liabilities	72,672	1,016,072

Net assets, at value	$7,489,804	$8,819,636

Net assets consist of:
Paid-in capital	$7,500,000	$8,746,717
Total distributable earnings (loss)	(10,196)	72,919

Net assets, at value	$7,489,804	$8,819,636

Shares outstanding	300,000	350,000

Net asset value per share	$24.97	$25.20

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2019

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$209,901	$222,903

Total investment income	209,901	222,903

Expenses:
Management fees (Note 3a)	45,759	45,883
Transfer agent fees	15,427	15,427
Custodian fees	1,213	1,112
Reports to shareholders	4,993	5,008
Registration and filing fees	9,563	9,434
Professional fees	49,183	42,519
Trustees’ fees and expenses	984	955
Pricing fees	18,000	18,000
Other	12,254	12,356

Total expenses	157,376	150,694
Expenses waived/paid by affiliates (Note 3c)	(135,411)	(128,670)

Net expenses	21,965	22,024

Net investment income	187,936	200,879

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(95,411)	(68,214)

Net realized gain (loss)	(95,411)	(68,214)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	266,104	339,144

Net change in unrealized appreciation (depreciation)	266,104	339,144

Net realized and unrealized gain (loss)	170,693	270,930

Net increase (decrease) in net assets resulting from operations	$358,629	$471,809

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$187,936	$66,889	$200,879	$90,991
Net realized gain (loss)	(95,411)	(26,590)	(68,214)	(13,465)
Net change in unrealized appreciation (depreciation)	266,104	(155,748)	339,144	(186,116)

Net increase (decrease) in net assets resulting from operations	358,629	(115,449)	471,809	(108,590)

Distributions to shareholders (Note 1d)	(187,559)	(65,817)	(200,714)	(89,586)

Capital share transactions: (Note 2)	—	7,500,000	1,246,717	7,500,000

Net increase (decrease) in net assets	171,070	7,318,734	1,517,812	7,301,824

Net assets:
Beginning of year	7,318,734	—	7,301,824	—

End of year (Note 1d)	$7,489,804	$7,318,734	$8,819,636	$7,301,824

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are

26	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. The below period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Distributions from net investment income:	$(65,817)	$(89,586)

For the year ended March 31, 2018, undistributed net investment income included in net assets were as follows:

Funds	Undistributed net investment income
Franklin Liberty Intermediate Municipal Opportunities ETF	$1,072
Franklin Liberty Municipal Bond ETF	1,405

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

franklintempleton.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2019, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,872,980	300,000	$7,500,000
Shares redeemed	(200,000)	(4,872,980)	—	—

Net increase (decrease)	—	$—	300,000	$7,500,000

	Franklin Liberty Municipal Bond ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,246,717	300,000	$7,500,000

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the year ended March 31, 2019, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Intermediate Municipal Opportunities ETF	0.625%
Franklin Liberty Municipal Bond ETF	0.625%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2019, the shares of the Funds were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Resources Inc.	105,000	35.0%

Franklin Liberty Municipal Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	135,000	38.6%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$64,623	$26,801
Long term	57,378	54,878

Total capital loss carryforwards	$122,001	$81,679

The tax character of distributions paid during the years ended March 31, 2019 and 2018, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF

	2019	2018	2019	2018
Distributions paid from:
Tax exempt income	$187,559	$65,724	$200,714	$89,586
Ordinary income	—	93	—	—

Distributions paid from ordinary income	$187,559	$65,817	$200,714	$89,586

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Cost of investments	$7,228,859	$8,557,099

Unrealized appreciation	$170,422	$161,100
Unrealized depreciation	(60,066)	(8,072)

Net unrealized appreciation (depreciation)	$110,356	$153,028

Distributions earnings – undistributed tax exempt income	$19,388	$19,690

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2019, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Purchases	$2,586,099	$2,833,465
Sales	$2,723,374	$1,557,473

6. Credit Risk

At March 31, 2019, Franklin Liberty Intermediate Municipal Opportunities ETF had 20.8% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
EDC	Economic Development Corp.
EDR	Economic Development Revenue
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
ISD	Independent School District
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
PFA	Public Financing Authority
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
USD	Unified/Union School District

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF (the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for the year ended March 31, 2019 and the period August 31, 2017 (commencement of operations) through March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of each of their operations for the year ended March 31, 2019, the changes in each of their net assets for the year ended March 31, 2019 and the period August 31, 2017 (commencement of operations) through March 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2019. A portion of the Funds’ exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2020, shareholders will be notified of amounts for use in preparing their 2019 income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2016	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer– Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF4 A 05/19

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2019

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Visit franklintempleton.com/investor/products/etf/ for fund updates and documents.

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The global economy expanded during the 12 months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, the U.S. Federal Reserve’s (Fed’s) indications of a patient approach to its monetary policy decisions and optimism about a potential U.S.-China trade deal. In this environment, global stocks, as measured by the FTSE All-World Index, posted a positive total return for the 12 months ended March 31, 2019.

However, various factors weighed on global markets, including concerns about regulation of technology companies, political uncertainties in the U.S. and the European Union, the Fed’s interest-rate path and the European Central Bank’s (ECB’s) unwinding of its bond purchase program. Markets were also pressured by U.S. trade disputes with China and other trading partners, and their impact on global growth and corporate earnings.

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.1

The Fed raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged, signaled no rate hikes in 2019 and mentioned it would end its balance sheet normalization by the end of September 2019.

In Europe, the U.K.’s quarterly gross domestic product (GDP) growth accelerated in 2018’s second and third quarters, but it moderated in the fourth quarter. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly GDP growth moderated in 2018’s third quarter but accelerated in the following two quarters. The bloc’s annual inflation varied throughout the 12 months under review but ended the period unchanged from the March 2018 level. The ECB kept its benchmark interest rate unchanged during the period and concluded its bond purchase program at the end of 2018. In March 2019, the ECB mentioned it expected key interest rates to remain unchanged at least through the end of 2019 and announced the launch of a new stimulus measure beginning in September 2019.

In Asia, Japan’s quarterly GDP expanded in 2018’s second quarter, contracted in the third quarter and returned to growth in the fourth quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth slowed in 2018’s second quarter, but it accelerated in the third quarter before easing in the fourth quarter. After accelerating in 2018’s second quarter, Russia’s annual GDP growth held steady in 2018’s third quarter and accelerated in the fourth quarter. The Bank of Russia increased its key rate twice during the period. China’s annual GDP growth stabilized in 2019’s first quarter after moderating in the previous three quarters. The People’s Bank of China left its benchmark interest rate unchanged, but it took measures to improve financial liquidity to mitigate the effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the FTSE Emerging Index, posted a negative total return during the 12-month period.

The foregoing information reflects our analysis and opinions as of March 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

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Franklin FTSE Asia ex Japan ETF

This annual report for Franklin FTSE Asia ex Japan ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -6.89% based on market price and -5.19% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a -5.15% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	13.7%
Interactive Media & Services	7.4%
Insurance	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Internet & Direct Marketing Retail	5.7%
Technology Hardware, Storage & Peripherals	5.6%
Real Estate Management & Development	5.6%
Oil, Gas & Consumable Fuels	4.8%
Industrial Conglomerates	2.7%
Electronic Equipment, Instruments & Components	2.4%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 140.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were real estate, energy and communication services. Individual holdings that lifted the Fund’s absolute return included AIA Group, Reliance Industries and Infosys.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and health care. Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Tencent Holdings and Baidu.

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	5.5%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	4.6%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.0%
AIA Group Ltd. Insurance, Hong Kong	2.5%
China Construction Bank Corp., H Banks, China	1.6%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.3%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.2%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	1.2%
China Mobile Ltd. Wireless Telecommunication Services, China	1.1%

Top 10 Countries

3/31/19

% of Total Net Assets
China	34.4%
South Korea	14.3%
Taiwan	12.5%
India	11.6%
Hong Kong	11.5%
Singapore	4.1%
Thailand	3.6%
Malaysia	3.0%
Indonesia	2.3%
Philippines	1.4%

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
1-Year	-5.19%	[4]	-6.89%	-5.19%	[4]	-6.89%
Since Inception (2/6/18)	-5.39%		-5.00%	-4.73%		-4.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/19

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.463691

Total Annual Operating Expenses6

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Asian issuers involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset value calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Source: FactSet. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,014.90	$0.95	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Australia ETF

This annual report for Franklin FTSE Australia ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.41% based on market price and +4.00% based on net asset value. In comparison, the FTSE Australia Capped Index posted a +3.94% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	25.6%
Metals & Mining	16.2%
Equity Real Estate Investment Trusts (REITs)	6.9%
Biotechnology	6.2%
Oil, Gas & Consumable Fuels	5.6%
Capital Markets	4.4%
Insurance	4.2%
Food & Staples Retailing	3.9%
Transportation Infrastructure	3.6%
Multiline Retail	2.9%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 161.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Commonwealth Bank of Australia Banks, Australia	8.7%
BHP Group Ltd. Metals & Mining, Australia	7.9%
Westpac Banking Corp. Banks, Australia	6.2%
CSL Ltd. Biotechnology, Australia	6.2%
Australia & New Zealand Banking Group Ltd. Banks, Australia	5.2%
National Australia Bank Ltd. Banks, Australia	4.9%
Woolworths Group Ltd. Food & Staples Retailing, Australia	2.8%
Macquarie Group Ltd. Capital Markets, Australia	2.8%
Wesfarmers Ltd. Multiline Retail, Australia	2.8%
Rio Tinto Ltd. Metals & Mining, Australia	2.5%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were materials, real estate and health care. Individual holdings that lifted the Fund’s absolute return included BHP Group, CSL and Rio Tinto.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Westpac Banking, AMP and National Australia Bank.

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+4.00%	+3.41%	+4.00%	+3.41%
Since Inception (11/2/17)	+1.87%	+2.32%	+1.32%	+1.64%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 13 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.958745

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$999.30	$0.45	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Brazil ETF

This annual report for Franklin FTSE Brazil ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -5.99% based on market price and -3.98% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a -3.79% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	28.5%
Oil, Gas & Consumable Fuels	14.2%
Metals & Mining	13.2%
Electric Utilities	4.6%
Beverages	4.5%
Capital Markets	4.3%
Multiline Retail	3.7%
Insurance	2.9%
Road & Rail	2.4%
Food & Staples Retailing	2.2%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 164.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	12.5%
Vale SA Metals & Mining, Brazil	10.9%
Banco Bradesco SA Banks, Brazil	10.8%
Itau Unibanco Holding SA Banks, Brazil	9.9%
Ambev SA Beverages, Brazil	4.5%
B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	3.9%
Itausa-Investimentos Itau SA Banks, Brazil	3.2%
Banco do Brasil SA Banks, Brazil	3.1%
Lojas Renner SA Multiline Retail, Brazil	1.9%
Suzano Papel e Celulose SA Paper & Forest Products, Brazil	1.7%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were financials, utilities and energy. Individual holdings that lifted the Fund’s absolute return included Petroleo Brasileiro, B3 - Brasil Bolsa Balcao and Vale.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples, information technology and communication services. Individual holdings that hindered the Fund’s absolute return included Ambev, Cielo and Ultrapar Participacoes.

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-3.98%	-5.99%	-3.98%	-5.99%
Since Inception (11/3/17)	+10.28%	+9.06%	+7.21%	+6.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17–3/31/19

See page 19 for Performance Summary footnotes.

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FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.881580

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	19

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,233.90	$1.06	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Annual Report	franklintempleton.com

Franklin FTSE Canada ETF

This annual report for Franklin FTSE Canada ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +4.42% based on market price and +4.48% based on net asset value. In comparison, the FTSE Canada Capped Index posted a +4.27% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	29.6%
Oil, Gas & Consumable Fuels	20.0%
Insurance	8.1%
Road & Rail	7.5%
Metals & Mining	6.3%
Food & Staples Retailing	3.8%
Capital Markets	3.3%
IT Services	2.9%
Chemicals	2.6%
Commercial Services & Supplies	1.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 167.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Royal Bank of Canada Banks, Canada	8.6%
The Toronto-Dominion Bank Banks, Canada	7.9%
Enbridge Inc. Oil, Gas & Consumable Fuels, Canada	5.7%
Bank of Nova Scotia Banks, Canada	5.2%
Canadian National Railway Co. Road & Rail, Canada	5.2%
Suncor Energy Inc. Oil, Gas & Consumable Fuels, Canada	4.1%
Bank of Montreal Banks, Canada	3.8%
TransCanada Corp. Oil, Gas & Consumable Fuels, Canada	3.3%
Brookfield Asset Management Inc., A Capital Markets, Canada	3.1%
Canadian Imperial Bank of Commerce Banks, Canada	2.8%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were industrials, energy and consumer staples. Individual holdings that lifted the Fund’s absolute return included Enbridge, Canadian National Railway and Alimentation Couche-Tard.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary and financials. Individual holdings that hindered the Fund’s absolute return included Bank of Nova Scotia, Dollarama and Encana.

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE CANADA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+4.48%	+4.42%	+4.48%	+4.42%
Since Inception (11/2/17)	+0.24%	+0.39%	+0.17%	+0.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 25 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.637760

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$986.50	$0.45	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

26	Annual Report	franklintempleton.com

Franklin FTSE China ETF

This annual report for Franklin FTSE China ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -6.91% based on market price and -5.94% based on net asset value. In comparison, the FTSE China Capped Index posted a -5.78% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Interactive Media & Services	20.5%
Internet & Direct Marketing Retail	16.6%
Banks	13.9%
Insurance	6.7%
Real Estate Management & Development	6.1%
Oil, Gas & Consumable Fuels	4.8%
Wireless Telecommunication Services	3.3%
Capital Markets	1.9%
Automobiles	1.7%
Diversified Telecommunication Services	1.6%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 170.

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FRANKLIN FTSE CHINA ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	16.1%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	13.5%
China Construction Bank Corp., H Banks, China	4.7%
Industrial and Commercial Bank of China Ltd., H Banks, China	3.5%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	3.5%
China Mobile Ltd. Wireless Telecommunication Services, China	3.3%
Baidu Inc., ADR Interactive Media & Services, China	2.8%
Bank of China Ltd., H Banks, China	2.1%
CNOOC Ltd. Oil, Gas & Consumable Fuels, China	1.8%
JD.com Inc., ADR Internet & Direct Marketing Retail, China	1.5%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were communication services, industrials and energy. Individual holdings that lifted the Fund’s absolute return included China Mobile, Alibaba Group Holding and CNOOC.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and health care. Individual holdings that hindered the Fund’s absolute return included Tencent Holdings, Baidu and China Construction Bank.

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28	Annual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-5.94%	-6.91%	-5.94%	-6.91%
Since Inception (11/2/17)	-2.02%	-1.24%	-1.44%	-0.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

franklintempleton.com	Annual Report	29

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 31 for Performance Summary footnotes.

30	Annual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.390406

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. China may be subject to considerable degrees of economic, political and social instability. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,050.10	$0.97	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Annual Report	franklintempleton.com

Franklin FTSE Europe ETF

This annual report for Franklin FTSE Europe ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -4.14% based on market price and -3.69% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a -3.83% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Pharmaceuticals	10.1%
Banks	9.3%
Oil, Gas & Consumable Fuels	7.9%
Insurance	6.0%
Food Products	4.6%
Chemicals	3.6%
Textiles, Apparel & Luxury Goods	3.5%
Beverages	3.0%
Metals & Mining	2.7%
Diversified Telecommunication Services	2.6%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 178.

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FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.2%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	2.9%
Novartis AG Pharmaceuticals, Switzerland	2.3%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
HSBC Holdings PLC Banks, United Kingdom	1.8%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	1.6%
Total SA Oil, Gas & Consumable Fuels, France	1.6%
SAP SE Software, Germany	1.2%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	1.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.1%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were health care, consumer staples and energy. Individual holdings that lifted the Fund’s absolute return included Nestle, Roche Holding and Novartis.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, consumer discretionary and industrials. Individual holdings that hindered the Fund’s absolute return included Bayer, British American Tobacco and BNP Paribas.

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Top 10 Countries

3/31/19

% of Total Net Assets
United Kingdom	27.8%
France	16.7%
Switzerland	14.6%
Germany	13.4%
Spain	4.8%
Netherlands	4.2%
Sweden	4.2%
Italy	3.6%
Denmark	2.8%
Finland	2.0%

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

34	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-3.69%	-4.14%	-3.69%	-4.14%
Since Inception (11/2/17)	-3.93%	-3.85%	-2.81%	-2.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 37 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 37 for Performance Summary footnotes.

36	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.806717

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	37

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$966.50	$0.44	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

38	Annual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This annual report for Franklin FTSE Europe Hedged ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +5.04% based on market price and +6.98% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a +7.00% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Pharmaceuticals	9.9%
Banks	9.1%
Oil, Gas & Consumable Fuels	7.7%
Insurance	5.9%
Food Products	4.4%
Chemicals	3.5%
Textiles, Apparel & Luxury Goods	3.4%
Beverages	2.9%
Metals & Mining	2.7%
Diversified Telecommunication Services	2.6%

Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 192.

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FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	3.1%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	2.8%
Novartis AG Pharmaceuticals, Switzerland	2.3%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
HSBC Holdings PLC Banks, United Kingdom	1.8%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	1.6%
Total SA Oil, Gas & Consumable Fuels, France	1.5%
SAP SE Software, Germany	1.2%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	1.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.1%

Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Top 10 Countries

3/31/19

% of Total Net Assets
United Kingdom	27.2%
France	16.3%
Switzerland	14.4%
Germany	13.1%
Spain	4.7%
Netherlands	4.0%
Sweden	4.0%
Italy	3.6%
Denmark	2.7%
Finland	1.9%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were health care, consumer staples and energy. Individual holdings that lifted the Fund’s absolute return included Nestle, Roche Holding and Novartis. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the component currencies and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also contributed to the Fund’s absolute performance. However, one cannot expect the same result in future periods.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, consumer discretionary and industrials. Individual holdings that hindered the Fund’s absolute return included Bayer, British American Tobacco and BNP Paribas.

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

40	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	41

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+6.98%	+5.04%	+6.98%	+5.04%
Since Inception (11/2/17)	+2.05%	+1.92%	+1.45%	+1.36%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 44 for Performance Summary footnotes.

42	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 44 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.377191	$0.451600	$1.644200	$2.472991

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,004.10	$0.45	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	45

Franklin FTSE France ETF

This annual report for Franklin FTSE France ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -4.03% based on market price and -3.07% based on net asset value. In comparison, the FTSE France Capped Index posted a -3.39% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 48.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Textiles, Apparel & Luxury Goods	12.5%
Oil, Gas & Consumable Fuels	9.3%
Aerospace & Defense	8.9%
Pharmaceuticals	6.8%
Banks	5.8%
Personal Products	4.4%
Chemicals	4.1%
Construction & Engineering	4.0%
Insurance	3.9%
Electrical Equipment	3.9%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 206.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Total SA Oil, Gas & Consumable Fuels, France	9.3%
Sanofi Pharmaceuticals, France	6.5%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	6.1%
Airbus SE Aerospace & Defense, France	4.9%
L’Oreal SA Personal Products, France	4.4%
Air Liquide SA Chemicals, France	3.6%
BNP Paribas SA Banks, France	3.5%
AXA SA Insurance, France	3.3%
Danone SA Food Products, France	3.1%
Vinci SA Construction & Engineering, France	3.1%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were consumer staples, industrials and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included LVMH Moet Hennessy Louis Vuitton, L’Oreal and Kering.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, information technology and utilities. Individual holdings that hindered the Fund’s absolute return included BNP Paribas, Societe Generale and Renault.

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE FRANCE ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-3.07%	-4.03%	-3.07%	-4.03%
Since Inception (11/2/17)	-2.81%	-2.38%	-2.01%	-1.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 50 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 50 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.687663

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$941.50	$0.44	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	51

Franklin FTSE Germany ETF

This annual report for Franklin FTSE Germany ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -13.89% based on market price and -13.72% based on net asset value. In comparison, the FTSE Germany Capped Index posted a -13.66% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 54.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Insurance	11.6%
Automobiles	10.1%
Software	9.3%
Chemicals	8.8%
Industrial Conglomerates	7.2%
Pharmaceuticals	6.2%
Diversified Telecommunication Services	5.0%
Real Estate Management & Development	4.8%
Textiles, Apparel & Luxury Goods	4.6%
Multi-Utilities	3.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 209.

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FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	9.3%
Allianz SE Insurance, Germany	7.8%
Siemens AG Industrial Conglomerates, Germany	6.8%
BASF SE Chemicals, Germany	5.6%
Bayer AG Pharmaceuticals, Germany	5.0%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	4.4%
Daimler AG Automobiles, Germany	4.2%
Adidas AG Textiles, Apparel & Luxury Goods, Germany	3.8%
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen Insurance, Germany	2.9%
Volkswagen AG Automobiles, Germany	2.8%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were utilities and real estate. Individual holdings that lifted the Fund’s absolute return included SAP, Deutsche Telekom and Allianz.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, health care and materials. Individual holdings that hindered the Fund’s absolute return included Bayer, BASF and Daimler.

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	53

FRANKLIN FTSE GERMANY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-13.72%	-13.89%	-13.72%	-13.89%
Since Inception (11/2/17)	-16.93%	-16.86%	-12.34%	-12.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

54	Annual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 56 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.596692

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$906.30	$0.43	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Hong Kong ETF

This annual report for Franklin FTSE Hong Kong ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.50% based on market price and +4.97% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a 4.97% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Real Estate Management & Development	20.7%
Insurance	19.5%
Industrial Conglomerates	9.0%
Capital Markets	7.3%
Hotels, Restaurants & Leisure	6.7%
Banks	6.2%
Electric Utilities	5.3%
Food Products	5.1%
Equity Real Estate Investment Trusts (REITs)	4.2%
Gas Utilities	3.7%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 212.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	19.5%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	7.0%
CK Hutchison Holdings Ltd. Industrial Conglomerates, Hong Kong	4.6%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	4.0%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	4.0%
CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	3.9%
Hong Kong and China Gas Co. Ltd. Gas Utilities, Hong Kong	3.5%
CLP Holdings Ltd. Electric Utilities, Hong Kong	3.1%
Hang Seng Bank Ltd. Banks, Hong Kong	2.9%
BOC Hong Kong (Holdings) Ltd. Banks, Hong Kong	2.4%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were real estate, financials and utilities. Individual holdings that lifted the Fund’s absolute return included AIA Group, Link REIT and Hong Kong & China Gas.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, information technology and materials. Individual holdings that hindered the Fund’s absolute return included AAC Technologies Holdings, Galaxy Entertainment Group and CK Hutchison Holdings.

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE HONG KONG ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+4.97%	+3.50%	+4.97%	+3.50%
Since Inception (11/2/17)	+8.86%	+9.42%	+6.21%	+6.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 62 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 62 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.602370

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,084.50	$0.47	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE India ETF

This annual report for Franklin FTSE India ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +2.13% based on market price and +3.66% based on net asset value. In comparison, the FTSE India Capped Index posted a +4.63% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 66.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Oil, Gas & Consumable Fuels	16.2%
IT Services	15.8%
Thrifts & Mortgage Finance	10.0%
Banks	8.4%
Automobiles	5.8%
Pharmaceuticals	4.9%
Metals & Mining	3.3%
Household Products	3.2%
Construction Materials	3.0%
Chemicals	3.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 216.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	11.0%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	8.8%
Infosys Ltd. IT Services, India	7.4%
Tata Consultancy Services Ltd. IT Services, India	4.7%
Axis Bank Ltd. Banks, India	3.6%
Hindustan Unilever Ltd. Household Products, India	3.2%
ITC Ltd. Tobacco, India	2.3%
Maruti Suzuki India Ltd. Automobiles, India	2.1%
HCL Technologies Ltd. IT Services, India	1.5%
State Bank of India Banks, India	1.5%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were information technology, energy and financials. Individual holdings that lifted the Fund’s absolute return included Reliance Industries, Infosys and Axis Bank.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, communication services and materials. Individual holdings that hindered the Fund’s absolute return included Maruti Suzuki India, Tata Motors and Vedanta.

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE INDIA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+3.66%	+2.13%	+3.66%	+2.13%
Since Inception (2/6/18)	-0.62%	-0.32%	-0.54%	-0.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 68 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/19

See page 68 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.203077

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,086.10	$0.99	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Italy ETF

This annual report for Franklin FTSE Italy ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -7.82% based on market price and -9.67% based on net asset value. In comparison, the FTSE Italy Capped Index posted a -9.91% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 72.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	22.9%
Electric Utilities	15.5%
Oil, Gas & Consumable Fuels	14.8%
Automobiles	8.9%
Insurance	8.3%
Transportation Infrastructure	3.8%
Diversified Telecommunication Services	3.0%
Machinery	3.0%
Energy Equipment & Services	3.0%
Diversified Financial Services	2.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 221.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	12.8%
Eni SpA Oil, Gas & Consumable Fuels, Italy	11.4%
Intesa Sanpaolo SpA Banks, Italy	9.6%
UniCredit SpA Banks, Italy	7.6%
Assicurazioni Generali SpA Insurance, Italy	6.4%
Ferrari NV Automobiles, Italy	4.5%
Fiat Chrysler Automobiles NV Automobiles, United Kingdom	4.4%
Atlantia SpA Transportation Infrastructure, Italy	3.8%
Snam SpA Oil, Gas & Consumable Fuels, Italy	3.4%
Telecom Italia SpA, di Risp Diversified Telecommunication Services, Italy	3.0%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were utilities, energy and consumer staples. Individual holdings that lifted the Fund’s absolute return included Enel, Eni and Davide Campari-Milano.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, industrials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included UniCredit, Intesa Sanpaolo and Fiat Chrysler Automobiles.

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-9.67%	-7.82%	-9.67%	-7.82%
Since Inception (11/2/17)	-6.79%	-6.55%	-4.87%	-4.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 74 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 74 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.612131

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,005.50	$0.45	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan ETF

This annual report for Franklin FTSE Japan ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -8.50% based on market price and -7.41% based on net asset value. In comparison, the FTSE Japan Capped Index posted a -8.23% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 78.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Automobiles	7.2%
Pharmaceuticals	6.4%
Banks	6.1%
Electronic Equipment, Instruments & Components	5.6%
Machinery	5.1%
Road & Rail	4.9%
Wireless Telecommunication Services	4.5%
Chemicals	4.3%
Trading Companies & Distributors	3.5%
Real Estate Management & Development	3.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 223.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.0%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	2.3%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.7%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.7%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.5%
Sony Corp. Household Durables, Japan	1.4%
Honda Motor Co. Ltd. Automobiles, Japan	1.3%
Sumitomo Mitsui Financial Group Inc. Banks, Japan	1.3%
Central Japan Railway Co. Road & Rail, Japan	1.1%
Mizuho Financial Group Inc. Banks, Japan	1.1%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were health care and utilities. Individual holdings that lifted the Fund’s absolute return included Softbank Group, Daiichi Sankyo and Central Japan Railway.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, financials and industrials. Individual holdings that hindered the Fund’s absolute return included Mitsubishi UFJ Financial Group, Nintendo and FANUC.

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
1-Year	-7.41%	[4]	-8.50%	-7.41%	[4]	-8.50%
Since Inception (11/2/17)	-5.25%		-5.01%	-3.76%		-3.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 80 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 80 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.337036

Total Annual Operating Expenses6

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Source: FactSet. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$912.70	$0.43	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This annual report for Franklin FTSE Japan Hedged ETF covers the fiscal year ended on March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the 12-month, the Fund posted cumulative total returns of -1.46% based on market price and -1.85% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a -2.56% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 84.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Automobiles	7.2%
Pharmaceuticals	6.3%
Banks	6.1%
Electronic Equipment, Instruments & Components	5.5%
Machinery	5.0%
Road & Rail	4.8%
Wireless Telecommunication Services	4.5%
Chemicals	4.3%
Trading Companies & Distributors	3.5%
Real Estate Management & Development	3.0%

Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen.

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 234.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.0%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	2.2%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.7%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.7%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.5%
Sony Corp. Household Durables, Japan	1.5%
Honda Motor Co. Ltd. Automobiles, Japan	1.3%
Sumitomo Mitsui Financial Group Inc. Banks, Japan	1.2%
Central Japan Railway Co. Road & Rail, Japan	1.2%
Mizuho Financial Group Inc. Banks, Japan	1.1%

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were utilities and health care. Individual holdings that lifted the Fund’s absolute return included Softbank Group, Central Japan Railway and Daiichi Sankyo. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the Japanese yen and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also contributed to the Fund’s absolute performance. However, one cannot expect the same result in future periods.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, financials and industrials. Individual holdings that hindered the Fund’s absolute return included Mitsubishi UFJ Financial Group, Nintendo and FANUC.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
1-Year	-1.85%	[4]	-1.46%	-1.85%	[4]	-1.46%
Since Inception (11/2/17)	-5.55%		-5.45%	-3.98%		-3.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income	Long-Term Capital Gain	Total
$0.011378	$1.246100	$1.257478

Total Annual Operating Expenses6

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Source: FactSet. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$899.20	$0.43	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Latin America ETF

This annual report for Franklin FTSE Latin America ETF covers the period since the Fund’s inception on October 9, 2018, through March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on October 9, 2018, through March 31, 2019, the Fund posted cumulative total returns of +1.18% based on market price and +1.42% based on net asset value.2 In comparison, the FTSE Latin America Capped Index posted a +1.47% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 90.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	27.7%
Oil, Gas & Consumable Fuels	10.5%
Metals & Mining	10.5%
Beverages	7.1%
Electric Utilities	4.5%
Food & Staples Retailing	4.0%
Wireless Telecommunication Services	3.5%
Multiline Retail	3.3%
Capital Markets	2.7%
Food Products	2.6%

better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 245.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	7.8%
Vale SA Metals & Mining, Brazil	6.8%
Banco Bradesco SA Banks, Brazil	6.8%
Itau Unibanco Holding SA Banks, Brazil	6.2%
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	2.9%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	2.9%
Ambev SA Beverages, Brazil	2.8%
B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	2.4%
Credicorp Ltd. Banks, Peru	2.4%
Grupo Financiero Banorte SAB de CV Banks, Mexico	2.3%

Manager’s Discussion

For the period since the Fund’s inception on October 9, 2018, through March 31, 2019, the sectors that contributed most to the Fund’s absolute performance were financials, utilities and industrials. Individual holdings that lifted the Fund’s absolute return included Banco Bradesco, Itau Unibanco Holding and B3 - Brasil Bolsa Balcao.

For the same period, the sectors that detracted most from the Fund’s absolute performance were materials, communication services and consumer staples. Individual holdings that hindered the Fund’s absolute return included Vale, Grupo Financiero Banorte and Grupo Televisa.

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Country Composition

3/31/19

% of Total Net Assets
Brazil	61.9%
Mexico	22.7%
Chile	8.5%
Colombia	3.5%
Peru	2.9%
Other Assets less Liabilities	0.5%

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (10/9/18)	+1.42%	+1.18%	+1.42%	1.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (10/9/18–3/31/19)

Net Investment Income
$0.119147

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Latin American issuers involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 3/31/19	Expenses Paid During Period 10/9/18–3/31/19[2,3]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,014.20	$0.91	$1,022.80	$0.91	0.19%

1. 10/9/18 for Actual; 10/1/18 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 173/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This annual report for Franklin FTSE Mexico ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -11.46% based on market price and -9.28% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a -9.26% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	17.8%
Beverages	16.6%
Wireless Telecommunication Services	12.1%
Food & Staples Retailing	9.0%
Transportation Infrastructure	7.5%
Metals & Mining	7.5%
Food Products	5.9%
Media	4.7%
Construction Materials	4.3%
Industrial Conglomerates	3.7%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 250.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	12.1%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	11.9%
Grupo Financiero Banorte SAB de CV Banks, Mexico	9.5%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	8.6%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	6.3%
Cemex SAB de CV Construction Materials, Mexico	4.4%
Grupo Televisa SA Media, Mexico	3.7%
Grupo Bimbo SAB de CV, A Food Products, Mexico	3.4%
Fibra Uno Administracion SA de CV Equity Real Estate Investment Trusts (REITs), Mexico	2.9%
Grupo Elektra SAB de CV Banks, Mexico	2.5%

Manager’s Discussion

During the 12-month period, there were no sectors that materially contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included Grupo Elektra, Wal-Mart de Mexico and Grupo Carso.

For the same period, the sectors that detracted most from the Fund’s absolute performance were communication services, materials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included America Movil, Cemex and Grupo Televisa.

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-9.28%	-11.46%	-9.28%	-11.46%
Since Inception (11/3/17)	-8.71%	-9.29%	-6.28%	-6.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 97 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17–3/31/19

See page 97 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.524212

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$864.10	$0.88	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This annual report for Franklin FTSE Russia ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -1.11% based on market price and -0.63% based on net asset value. In comparison, the FTSE Russia Capped Index posted a -0.63% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 101.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Oil, Gas & Consumable Fuels	50.8%
Banks	18.8%
Metals & Mining	13.9%
Electric Utilities	4.8%
Wireless Telecommunication Services	2.9%
Food & Staples Retailing	2.4%
Capital Markets	2.2%
Chemicals	1.5%
Diversified Telecommunication Services	1.1%
Airlines	0.9%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 252.

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FRANKLIN FTSE RUSSIA ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	20.5%
Sberbank of Russia PJSC Banks, Russia	16.4%
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	11.8%
NovaTek PJSC Oil, Gas & Consumable Fuels, Russia	4.3%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	4.1%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	3.2%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	3.0%
Surgutneftegas PJSC Oil, Gas & Consumable Fuels, Russia	3.0%
Transneft PJSC Oil, Gas & Consumable Fuels, Russia	2.7%
Mobile TeleSystems PJSC Wireless Telecommunication Services, Russia	2.5%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were energy and materials. Individual holdings that lifted the Fund’s absolute return included LUKOIL, NovaTek and Tatneft.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, utilities and communication services. Individual holdings that hindered the Fund’s absolute return included Sberbank of Russia, VTB Bank and Magnit.

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-0.63%	-1.11%	-0.63%	-1.11%
Since Inception (2/6/18)	+0.79%	+1.08%	+0.69%	+0.94%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 103 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/19

See page 103 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.643300

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet: The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,014.30	$0.95	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Saudi Arabia ETF

This annual report for Franklin FTSE Saudi Arabia ETF covers the period since the Fund’s inception on October 9, 2018, through March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on October 9, 2018, through March 31, 2019, the Fund posted cumulative total returns of +14.69% based on market price and +12.87% based on net asset value.2 In comparison, the FTSE Saudi Arabia Capped Index posted a +13.06% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 107.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Banks	39.6%
Chemicals	27.1%
Diversified Telecommunication Services	6.0%
Food Products	5.7%
Metals & Mining	3.6%
Electric Utilities	2.6%
Wireless Telecommunication Services	2.3%
Specialty Retail	2.2%
Real Estate Management & Development	2.0%
Insurance	1.8%

better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 254.

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FRANKLIN FTSE SAUDI ARABIA ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	14.3%
Al Rajhi Bank Banks, Saudi Arabia	13.2%
National Commercial Bank Banks, Saudi Arabia	9.4%
Samba Financial Group Banks, Saudi Arabia	6.2%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	6.0%
Riyad Bank Banks, Saudi Arabia	4.6%
Almarai Co. JSC Food Products, Saudi Arabia	4.0%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	3.6%
Alinma Bank Banks, Saudi Arabia	3.2%
Yanbu National Petrochemical Co. Chemicals, Saudi Arabia	3.0%

Manager’s Discussion

For the period since the Fund’s inception on October 9, 2018, through March 31, 2019, the sectors that contributed most to the Fund’s absolute performance were financials, communication services and consumer staples. Individual holdings that lifted the Fund’s absolute return included Al Rajhi Bank, Riyad Bank and National Commercial Bank.

For the same period, the sectors that detracted most from the Fund’s absolute performance were energy, industrials and health care. Individual holdings that hindered the Fund’s absolute return included Saudi Kayan Petrochemical, Rabigh Refining and Petrochemical, and Saudi Basic Industries.

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SAUDI ARABIA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (10/9/18)	+12.87%	+14.69%	+12.87%	+14.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 108 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

0.39%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 3/31/19	Expenses Paid During Period 10/9/18–3/31/19[2,3]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,128.70	$2.02	$1,021.80	$1.92	0.39%

1. 10/9/18 for Actual; 10/1/18 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 173/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Africa ETF

This annual report for Franklin FTSE South Africa ETF covers the period since the Fund’s inception on October 10, 2018, through March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on October 10, 2018, through March 31, 2019, the Fund posted cumulative total returns of +9.68% based on market price and +9.26% based on net asset value.2 In comparison, the FTSE/JSE South Africa Capped Index posted a +9.33% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 112.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better.

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Internet & Direct Marketing Retail	21.5%
Banks	11.8%
Diversified Financial Services	9.1%
Insurance	8.0%
Metals & Mining	7.4%
Food & Staples Retailing	6.8%
Chemicals	5.7%
Wireless Telecommunication Services	5.3%
Equity Real Estate Investment Trusts (REITs)	4.9%
Specialty Retail	3.2%

A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 256.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	21.5%
Sasol Ltd. Chemicals, South Africa	5.7%
Standard Bank Group Ltd. Banks, South Africa	5.4%
FirstRand Ltd. Diversified Financial Services, South Africa	4.6%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	3.7%
Sanlam Ltd. Insurance, South Africa	2.9%
Absa Group Ltd. Banks, South Africa	2.5%
Old Mutual Ltd. Insurance, South Africa	2.4%
Nedbank Group Ltd. Banks, South Africa	2.3%
Bid Corp. Ltd. Food & Staples Retailing, South Africa	2.3%

Manager’s Discussion

For the period since the Fund’s inception on October 10, 2018, through March 31, 2019, the sectors that contributed most to the Fund’s absolute performance were communication services, financials and materials. Individual holdings that lifted the Fund’s absolute return included Naspers, Standard Bank Group and AngloGold Ashanti.

For the same period, the sectors that detracted most from the Fund’s absolute performance were health care and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Sasol, Aspen Pharmacare Holdings and Shoprite Holdings.

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH AFRICA ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (10/10/18)	+9.26%	+9.68%	+9.26%	+9.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 113 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (10/10/18–3/31/19)

Net Investment Income
$0.059499

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 3/31/19	Expenses Paid During Period 10/10/18–3/31/19[2,3]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,092.60	$0.94	$1,022.67	$0.91	0.19%

1. 10/10/18 for Actual; 10/1/18 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 172/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This annual report for Franklin FTSE South Korea ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -18.93% based on market price and -16.82% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a -16.98% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 117.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Technology Hardware, Storage & Peripherals	19.9%
Banks	8.9%
Semiconductors & Semiconductor Equipment	5.6%
Automobiles	4.4%
Industrial Conglomerates	4.4%
Chemicals	4.2%
Metals & Mining	3.7%
Biotechnology	3.5%
Personal Products	3.4%
Insurance	3.2%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2.Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 259.

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FRANKLIN FTSE SOUTH KOREA ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	20.0%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	5.6%
Hyundai Motor Co. Automobiles, South Korea	3.1%
Shinhan Financial Group Co. Ltd. Banks, South Korea	2.8%
LG Chem Ltd. Chemicals, South Korea	2.6%
POSCO Metals & Mining, South Korea	2.5%
Naver Corp. Interactive Media & Services, South Korea	2.4%
KB Financial Group Inc. Banks, South Korea	2.4%
Celltrion Inc. Biotechnology, South Korea	2.1%
LG Household & Health Care Ltd. Personal Products, South Korea	2.0%

Manager’s Discussion

During the 12-month period, the only sector that contributed materially to the Fund’s absolute performance was communication services. Individual holdings that lifted the Fund’s absolute return included HDC Hyundai Development Co-Engineering & Construction, NCsoft and Kia Motors.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology, financials and health care. Individual holdings that hindered the Fund’s absolute return included Samsung Electronics, Celltrion and KB Financial Group.

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
1-Year	-16.82%	[4]	-18.93%	-16.82%	[4]	-18.93%
Since Inception (11/2/17)	-15.30%		-15.89%	-11.12%		-11.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 119 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 119 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.378022

Total Annual Operating Expenses6

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Source: FactSet. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$908.90	$0.43	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This annual report for Franklin FTSE Switzerland ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +6.49% based on market price and +6.13% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +5.80% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 123.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Pharmaceuticals	29.2%
Food Products	21.6%
Insurance	9.9%
Capital Markets	8.6%
Chemicals	5.1%
Textiles, Apparel & Luxury Goods	4.5%
Electrical Equipment	3.1%
Construction Materials	2.3%
Life Sciences Tools & Services	2.3%
Professional Services	2.2%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 263.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	19.8%
Novartis AG Pharmaceuticals, Switzerland	14.7%
Roche Holding AG Pharmaceuticals, Switzerland	13.9%
Zurich Insurance Group AG Insurance, Switzerland	4.5%
UBS Group AG Capital Markets, Switzerland	3.8%
Compagnie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	3.4%
ABB Ltd. Electrical Equipment, Switzerland	3.1%
Swiss Re AG Insurance, Switzerland	2.8%
Credit Suisse Group AG Capital Markets, Switzerland	2.8%
Givaudan AG Chemicals, Switzerland	2.4%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were health care, consumer staples and materials. Individual holdings that lifted the Fund’s absolute return included Nestle, Roche Holding and Novartis.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, industrials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included UBS Group, Credit Suisse Group and ABB.

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+6.13%	+6.49%	+6.13%	+6.49%
Since Inception (2/6/18)	+4.11%	+4.28%	+3.58%	+3.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 125 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/19

See page 125 for Performance Summary footnotes.

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Distributions (4/1/18–3/31/19)

Net Investment Income
$0.609373

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,020.50	$0.45	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This annual report for Franklin FTSE Taiwan ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -5.51% based on market price and -4.53% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a -4.95% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 129.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Semiconductors & Semiconductor Equipment	28.1%
Electronic Equipment, Instruments & Components	14.6%
Banks	13.2%
Chemicals	9.3%
Technology Hardware, Storage & Peripherals	7.3%
Insurance	5.5%
Diversified Telecommunication Services	2.7%
Food Products	2.3%
Metals & Mining	2.2%
Wireless Telecommunication Services	1.9%

Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 265.

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Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	20.5%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	5.6%
Formosa Plastics Corp. Chemicals, Taiwan	3.4%
Largan Precision Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	3.0%
Nan Ya Plastics Corp. Chemicals, Taiwan	2.9%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	2.7%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	2.7%
Formosa Chemicals & Fibre Corp. Chemicals, Taiwan	2.5%
CTBC Financial Holding Co. Ltd. Banks, Taiwan	2.4%
Uni-President Enterprises Corp. Food Products, Taiwan	2.3%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were materials, financials and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included Largan Precision, Delta Electronics and E.Sun Financial Holding.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology, communication services and energy. Individual holdings that hindered the Fund’s absolute return included Hon Hai Precision Industry, Catcher Technology and MediaTek.

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
1-Year	-4.53%	[4]	-5.51%	-4.53%	[4]	-5.51%
Since Inception (11/2/17)	-2.37%		-2.33%	-1.69%		-1.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 131 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 131 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.241208

Total Annual Operating Expenses6

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified Fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Source: FactSet. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$938.90	$0.92	$1,023.98	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE United Kingdom ETF

This annual report for Franklin FTSE United Kingdom ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of -0.82% based on market price and -0.51% based on net asset value. In comparison, the FTSE UK Capped Index posted a -0.33% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 135.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Oil, Gas & Consumable Fuels	16.0%
Banks	11.7%
Pharmaceuticals	8.2%
Metals & Mining	8.1%
Tobacco	5.1%
Insurance	5.0%
Beverages	4.1%
Hotels, Restaurants & Leisure	3.4%
Professional Services	3.0%
Personal Products	2.5%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 268.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

3/31/19

Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	10.3%
HSBC Holdings PLC Banks, United Kingdom	6.5%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	5.7%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	4.0%
AstraZeneca PLC Pharmaceuticals, United Kingdom	4.0%
Diageo PLC Beverages, United Kingdom	3.9%
British American Tobacco PLC Tobacco, United Kingdom	3.8%
Rio Tinto PLC Metals & Mining, United Kingdom	2.6%
Unilever PLC Personal Products, United Kingdom	2.5%
Lloyds Banking Group PLC Banks, United Kingdom	2.3%

Manager’s Discussion

During the 12-month period, the sectors that contributed most to the Fund’s absolute performance were health care, energy and materials. Individual holdings that lifted the Fund’s absolute return included Diageo, BP and Rio Tinto.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, communication services and industrials. Individual holdings that hindered the Fund’s absolute return included British American Tobacco, Vodafone Group and HSBC Holdings.

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/19

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-0.51%	-0.82%	-0.51%	-0.82%
Since Inception (11/2/17)	+1.28%	+1.45%	+0.91%	+1.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 137 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/19

See page 137 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$0.844227

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of U.K. issuers involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$985.70	$0.45	$1,024.48	$0.45	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.51	0.04

Net realized and unrealized gains (losses)	(1.82)	(0.05)

Total from investment operations	(1.31)	(0.01)

Less distributions from net investment income	(0.46)	—

Net asset value, end of year	$21.86	$23.63

Total return[d]	(5.34)%	(0.04)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	2.34%	1.06%

Supplemental data

Net assets, end of year (000’s)	$17,488	$9,451

Portfolio turnover rate[f]	7.11%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.9%
	Cambodia 0.0%†
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$5,595

	China 34.4%
	3SBio Inc.	Biotechnology	5,000	9,834
a	51job Inc., ADR	Professional Services	84	6,542
a	58.com Inc., ADR	Interactive Media & Services	352	23,119
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	2,000	11,834
	Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	6,471
	Agricultural Bank of China Ltd., H	Banks	112,000	51,649
	Air China Ltd., H	Airlines	8,000	9,845
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	4,404	803,510
a	Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	13,865
a	Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	5,890
	Angang Steel Co. Ltd., H	Metals & Mining	4,000	2,925
	Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	24,433
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,634
	Anhui Gujing Distillery Co. Ltd., B	Beverages	400	3,090
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	27,210
a	Autohome Inc., ADR	Interactive Media & Services	202	21,234
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	10,000	6,382
	BAIC Motor Corp. Ltd., H	Automobiles	5,000	3,268
a	Baidu Inc., ADR	Interactive Media & Services	1,014	167,158
	Bank of China Ltd., H	Banks	278,000	126,075
	Bank of Communications Co. Ltd., H	Banks	30,000	24,573
	BBMG Corp., H	Construction Materials	10,000	3,669
a	BeiGene Ltd., ADR	Biotechnology	118	15,576
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	3,796
	Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	11,338
a	Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	12,357
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	1,712
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	1,355
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	489
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,600	1,385
	Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	7,929
	BYD Co. Ltd., H	Automobiles	2,000	12,051
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	3,868
a	CAR Inc.	Road & Rail	4,000	3,450
	Central China Securities Co. Ltd., H	Capital Markets	4,000	1,223
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	44,000	12,275
	China Agri-Industries Holdings Ltd.	Food Products	8,000	2,741
	China Bluechemical Ltd.	Chemicals	8,000	2,599
	China Cinda Asset Management Co. Ltd., H	Capital Markets	36,000	9,998
	China CITIC Bank Corp. Ltd., H	Banks	30,000	19,108
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,312
	China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	16,550
	China Communications Services Corp. Ltd.	Diversified Telecommunication Services	8,000	7,134
	China Conch Venture Holdings Ltd.	Machinery	5,000	17,898
	China Construction Bank Corp., H	Banks	326,000	279,490
	China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	1,743
	China Eastern Airlines Corp. Ltd., H	Airlines	8,000	5,676
	China Everbright Bank Co. Ltd., H	Banks	12,000	5,671

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Everbright International Ltd.	Commercial Services & Supplies	11,703	$11,897
	China Everbright Ltd.	Capital Markets	4,000	7,929
	China Evergrande Group	Real Estate Management & Development	8,000	26,599
	China Foods Ltd.	Food Products	4,000	1,580
	China Galaxy Securities Co. Ltd., H	Capital Markets	14,000	9,203
	China Hongqiao Group Ltd.	Metals & Mining	9,000	6,776
	China Huarong Asset Management Co. Ltd., H	Capital Markets	38,000	8,084
	China International Capital Corp. Ltd., H	Capital Markets	4,000	9,264
	China International Marine Containers (Group) Co. Ltd.	Machinery	1,800	2,302
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	24,000	15,654
	China Life Insurance Co. Ltd., H	Insurance	26,000	69,886
a	China Literature Ltd.	Media	800	3,745
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	376	15,845
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	12,000	8,347
	China Machinery Engineering Corp., H	Construction & Engineering	4,000	2,038
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	5,817
a	China Mengniu Dairy Co. Ltd.	Food Products	10,000	37,198
	China Merchants Bank Co. Ltd., H	Banks	13,000	63,179
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	8,520
	China Merchants Securities Co. Ltd.	Capital Markets	3,600	5,100
	China Minsheng Banking Corp. Ltd., H	Banks	24,000	17,427
	China Mobile Ltd.	Wireless Telecommunication Services	19,000	193,632
	China Molybdenum Co. Ltd., H	Metals & Mining	18,000	7,521
	China National Building Material Co. Ltd., H	Construction Materials	13,700	10,803
	China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	8,642
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	45,554
	China Pacific Insurance Group Co. Ltd., H	Insurance	9,200	36,097
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	92,000	72,546
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	18,000	4,609
	China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	9,167
	China Railway Group Ltd., H	Construction & Engineering	14,000	12,770
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	6,000	4,747
	China Reinsurance Group Corp., H	Insurance	26,000	5,498
	China Resources Beer Holdings Co. Ltd.	Beverages	6,000	25,261
	China Resources Cement Holdings Ltd.	Construction Materials	8,000	8,255
	China Resources Gas Group Ltd.	Gas Utilities	3,000	14,140
	China Resources Land Ltd.	Real Estate Management & Development	8,000	35,873
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	8,484
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	4,000	6,013
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	27,363
	China South City Holdings Ltd.	Real Estate Management & Development	12,000	1,926
	China Southern Airlines Co. Ltd., H	Airlines	8,000	7,154
	China State Construction International Holdings Ltd.	Construction & Engineering	8,000	7,490
	China Taiping Insurance Holdings Co. Ltd.	Insurance	5,200	15,501
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	48,000	26,660
a	China Tower Corp. Ltd., H	Diversified Telecommunication Services	128,000	29,677
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	4,759

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	$2,038
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	25,350
	China Vanke Co. Ltd., H	Real Estate Management & Development	5,000	21,019
	China Zhongwang Holdings Ltd.	Metals & Mining	5,600	3,053
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,200	1,700
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	5,771
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	9,096
	CIMC Enric Holdings Ltd.	Machinery	4,000	4,102
	Citic Pacific Ltd.	Industrial Conglomerates	16,000	23,888
	CITIC Securities Co. Ltd., H	Capital Markets	8,000	18,629
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	58,000	108,612
a	COSCO SHIPPING Development Co. Ltd., H	Marine	16,000	2,099
	COSCO Shipping Energy Transportation Co. Ltd., H	Marine	8,000	4,586
a	COSCO Shipping Holdings Co. Ltd.	Marine	10,000	4,153
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	8,183	8,840
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	40,607
a	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	7,450
	CRRC Corp. Ltd., H	Machinery	14,000	13,198
	CSC Financial Co. Ltd., H	Capital Markets	4,000	3,557
	CSG Holding Co. Ltd.	Construction Materials	3,910	1,519
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	29,758
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	4,000	4,377
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,390	60,729
	Dali Foods Group Co. Ltd.	Food Products	8,000	5,982
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	12,000	3,210
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	3,000	1,614
a	Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,600	1,298
	Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	12,015
	ENN Energy Holdings Ltd.	Gas Utilities	2,600	25,139
	Everbright Securities Co. Ltd., H	Capital Markets	800	796
	Far East Horizon Ltd.	Diversified Financial Services	8,000	8,479
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	12,000	1,330
	Fosun International Ltd.	Industrial Conglomerates	9,000	15,248
	Future Land Development Holdings Ltd.	Real Estate Management & Development	8,000	9,906
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	5,371
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	48,000	3,363
a	GDS Holdings Ltd., ADR	IT Services	168	5,996
	Geely Automobile Holdings Ltd.	Automobiles	16,000	30,573
a	Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	7,552
	GF Securities Co. Ltd., H	Capital Markets	5,600	8,047
a	GOME Electrical Appliances Holding Ltd.	Specialty Retail	42,000	3,906
	Great Wall Motor Co. Ltd., H	Automobiles	12,000	9,004
	Greentown China Holdings Ltd.	Real Estate Management & Development	4,000	3,995
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	3,000	1,093
	Guangdong Investment Ltd.	Water Utilities	8,000	15,450
	Guangshen Railway Co. Ltd., H	Road & Rail	8,000	3,118
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	8,000	9,447

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	$2,645
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	8,652
	Guotai Junan International holdings Ltd.	Capital Markets	8,000	1,620
	Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	7,134
a,b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	2,000	6,395
a	Haier Electronics Group Co. Ltd.	Household Durables	4,000	11,618
	Haitian International Holdings Ltd.	Machinery	2,000	4,545
	Haitong Securities Co. Ltd., H	Capital Markets	12,000	15,531
a	Health & Happiness H&H International Holdings Ltd.	Food Products	1,000	6,261
	Hengan International Group Co. Ltd.	Personal Products	2,000	17,529
a	HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	72,000	2,183
	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	3,898
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	1,773
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	3,292
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	16,000	9,294
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	20,000	5,554
	Huatai Securities Co. Ltd., H	Capital Markets	6,400	12,800
	Huaxin Cement Co. Ltd., B	Construction Materials	1,000	2,027
	Industrial and Commercial Bank of China Ltd., H	Banks	286,000	209,492
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	4,924
a	Iqiyi Inc., ADR	Entertainment	456	10,908
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	2,912	87,797
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,656
a	Jiangxi Bank Co. Ltd., H	Banks	4,000	3,292
	Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	5,310
	Jiayuan International Group Ltd.	Real Estate Management & Development	8,000	4,229
	Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	3,618
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	10,643
	Kingsoft Corp. Ltd.	Software	4,000	10,171
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	8,000	8,357
	KWG Group Holdings Ltd.	Real Estate Management & Development	5,000	6,032
	Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	800	2,798
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	1,600	4,250
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	24,000	21,585
a	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	9,417
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	520	1,808
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	6,624
	Longfor Group Holdings Ltd.	Real Estate Management & Development	6,000	21,134
	Luye Pharma Group Ltd.	Pharmaceuticals	6,000	5,243
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	8,000	3,913
a,b	Meitu Inc., Reg S	Technology Hardware, Storage & Peripherals	7,000	3,290
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	1,600	10,782
	Metallurgical Corp. of China Ltd.	Construction & Engineering	12,000	3,547
	Minth Group Ltd.	Auto Components	2,000	6,293
a	MMG Ltd.	Metals & Mining	8,000	3,251
a	Momo Inc., ADR	Interactive Media & Services	364	13,919
	NetEase Inc., ADR	Entertainment	260	62,777
	New China Life Insurance Co. Ltd., H	Insurance	3,000	15,287
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	500	45,045
	Nexteer Automotive Group Ltd.	Auto Components	4,000	4,943

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	$5,717
a	NIO Inc., ADR	Automobiles	576	2,938
	Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	2,568
	People’s Insurance Co. Group of China Ltd., H	Insurance	30,000	12,841
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	76,000	49,279
	PICC Property and Casualty Co. Ltd., H	Insurance	24,000	27,272
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	388	9,622
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	400	2,257
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	18,000	201,555
	Poly Property Group Co. Ltd.	Real Estate Management & Development	10,000	3,898
	Postal Savings Bank of China Co. Ltd., H	Banks	34,000	19,447
a,b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	2,000	1,404
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	1,480	1,431
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	11,000	11,126
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,766
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	1,930
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	7,643
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,000	1,053
	Shanghai Baosight Software Co. Ltd., B	Software	1,000	2,220
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,600	1,130
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	4,555
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	7,223
	Shanghai Haixin Group Co., B	Pharmaceuticals	1,600	806
	Shanghai Huayi Group Co. Ltd., B	Chemicals	600	566
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	4,708
	Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	600	1,327
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	1,000	1,078
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,200	1,526
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	3,400	4,991
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,000	1,873
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,200	6,971
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	956
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,000	1,376
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,632
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	200	777
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,688
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,000	8,489
	Shenzhen Investment Ltd.	Real Estate Management & Development	16,000	6,115
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,600	34,844
	Shimao Property Holdings Ltd.	Real Estate Management & Development	5,000	15,637
	Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,752
	Shui On Land Ltd.	Real Estate Management & Development	13,000	3,213
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	4,000	1,315
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	16,000	3,873
a	SINA Corp.	Interactive Media & Services	236	13,981
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	11,000	4,820
a	Sinofert Holdings Ltd.	Chemicals	12,000	1,498
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,000	5,855
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	12,000	1,376
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	16,000	7,623
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	16,663

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Sinotrans Ltd., H	Air Freight & Logistics		8,000	$3,434
	Sinotruk Hong Kong Ltd.	Machinery		3,000	6,382
a	Soho China Ltd.	Real Estate Management & Development		7,000	2,943
	Sunac China Holdings Ltd.	Real Estate Management & Development		8,000	39,847
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components		2,200	26,274
a	TAL Education Group, ADR	Diversified Consumer Services		1,164	41,997
	Tencent Holdings Ltd.	Interactive Media & Services		20,800	956,541
a	Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies		4,000	1,702
	Tingyi Cayman Islands Holding Corp.	Food Products		4,000	6,594
a	Towngas China Co. Ltd.	Gas Utilities		4,000	3,144
	TravelSky Technology Ltd., H	IT Services		4,000	10,573
	Tsingtao Brewery Co. Ltd., H	Beverages		1,800	8,484
	Uni-President China Holdings Ltd.	Food Products		6,000	5,885
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail		1,544	12,398
	Want Want China Holdings Ltd.	Food Products		20,000	16,612
a	Weibo Corp., ADR	Interactive Media & Services		188	11,654
	Weichai Power Co. Ltd., H	Machinery		8,000	12,780
	Weifu High-Technology Co. Ltd., B	Auto Components		800	1,709
a,b	Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services		2,000	19,452
d	Wuxi Little Swan Co. Ltd., B	Household Durables		400	2,700
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals		32,800	47,550
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors		2,000	1,557
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment		2,000	2,879
a	Xinjiang Goldwind Science & Technology Co. Ltd., rts., 4/23/19	Electrical Equipment		380	150
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		12,000	5,778
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment		1,000	2,682
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages		800	1,789
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels		8,000	7,857
	Yuexiu Property Co. Ltd.	Real Estate Management & Development		24,000	5,778
a	YY Inc., ADR	Interactive Media & Services		150	12,601
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining		4,000	4,005
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure		4,000	4,586
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance		1,200	4,311
	Zhongsheng Group Holdings Ltd.	Specialty Retail		3,000	7,445
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment		2,000	11,822
	Zijin Mining Group Co. Ltd., H	Metals & Mining		24,000	9,936
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery		5,200	2,577
a	ZTE Corp., H	Communications Equipment		2,400	7,215
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		1,190	21,753

					6,011,195

	Hong Kong 11.5%
	AIA Group Ltd.	Insurance		44,000	438,041
a	Alibaba Pictures Group Ltd.	Entertainment		40,000	7,083
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,200	13,383
	BOC Hong Kong (Holdings) Ltd.	Banks		13,000	53,822
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods		12,000	2,935
	Cathay Pacific Airways Ltd.	Airlines		2,000	3,501
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	8,000	6,930
	China Gas Holdings Ltd.	Gas Utilities		5,600	19,689

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		4,000	$4,046
	CK Asset Holdings Ltd.	Real Estate Management & Development		10,000	88,918
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		10,000	105,032
	CK Infrastructure Holdings Ltd.	Electric Utilities		3,000	24,631
	CLP Holdings Ltd.	Electric Utilities		6,000	69,555
	Dah Sing Banking Group Ltd.	Banks		1,600	3,004
	Dah Sing Financial Group	Banks		800	4,194
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		1,200	10,068
	First Pacific Co. Ltd.	Diversified Financial Services		12,000	4,372
a	Fullshare Holdings Ltd.	Electrical Equipment		25,000	3,344
	Great Eagle Holdings Ltd.	Real Estate Management & Development		2,000	10,191
	Haitong International Securities Group Ltd.	Capital Markets		8,000	3,149
	Hang Lung Group Ltd.	Real Estate Management & Development		4,000	12,841
	Hang Lung Properties Ltd.	Real Estate Management & Development		8,000	19,526
	Hang Seng Bank Ltd.	Banks		2,600	64,156
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		4,400	27,970
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		31,200	74,801
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		4,400	153,356
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		4,200	29,862
	Hopewell Holdings Ltd.	Industrial Conglomerates		2,000	9,834
	Huabao International Holdings Ltd.	Chemicals		4,000	2,028
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		8,000	3,404
	Hysan Development Co. Ltd.	Real Estate Management & Development		2,000	10,713
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		800	49,888
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		600	22,458
	Johnson Electric Holdings Ltd.	Electrical Equipment		2,000	4,632
	Kerry Properties Ltd.	Real Estate Management & Development		2,000	8,930
	Kingboard Laminates Holdings Ltd.	Chemicals		4,000	4,204
a	Landing International Development Ltd.	Real Estate Management & Development		4,800	1,370
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		6,000	5,113
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		20,000	3,592
	Lifestyle International Holdings Ltd.	Multiline Retail		2,000	3,465
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	8,000	93,555
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		4,000	9,376
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		3,200	6,693
	MTR Corp. Ltd.	Road & Rail		5,000	30,956
	New World Development Co. Ltd.	Real Estate Management & Development		22,000	36,489
	NWS Holdings Ltd.	Industrial Conglomerates		4,000	8,744
	PCCW Ltd.	Diversified Telecommunication Services		16,000	9,947
	Power Assets Holdings Ltd.	Electric Utilities		4,000	27,745
	Sa Sa International Holdings Ltd.	Specialty Retail		4,153	1,418
a	Samsonite International SA	Textiles, Apparel & Luxury Goods		4,200	13,456
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		4,000	5,687
	Shun Tak Holdings Ltd.	Industrial Conglomerates		8,000	3,180
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		22,000	20,066
	Sino Land Co. Ltd.	Real Estate Management & Development		12,000	23,205
	Sun Art Retail Group Ltd.	Food & Staples Retailing		8,000	7,796
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		5,000	85,797
	Swire Pacific Ltd., A	Real Estate Management & Development		2,000	25,733
	Swire Pacific Ltd., B	Real Estate Management & Development		5,000	10,000
	Swire Properties Ltd.	Real Estate Management & Development		4,000	17,198
	Techtronic Industries Co. Ltd.	Household Durables		4,000	26,879
	Television Broadcasts Ltd.	Media		1,200	2,327
	The Bank of East Asia Ltd.	Banks		4,800	15,592
	The Wharf Holdings Ltd.	Real Estate Management & Development		4,000	12,076

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	$4,647
	Vitasoy International Holdings Ltd.	Food Products	4,000	19,363
	VTech Holdings Ltd.	Communications Equipment	600	6,134
b	WH Group Ltd., Reg S	Food Products	30,000	32,102
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	29,784
	Wheelock and Co. Ltd.	Real Estate Management & Development	3,000	21,975
	Xinyi Glass Holdings Ltd.	Auto Components	8,000	9,172
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	6,879

				2,012,002

	India 11.6%
a	3M India Ltd.	Industrial Conglomerates	8	2,802
	ABB India Ltd.	Electrical Equipment	196	3,723
	ACC Ltd.	Construction Materials	174	4,185
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	2,156
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,600	14,193
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	3,568	2,483
a	Adani Transmissions Ltd.	Electric Utilities	1,000	3,138
a	Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	2,475
	Alkem Laboratories Ltd.	Pharmaceuticals	148	3,741
	Ambuja Cements Ltd.	Construction Materials	2,804	9,524
	Ashok Leyland Ltd.	Machinery	4,512	5,947
	Asian Paints Ltd.	Chemicals	1,050	22,625
	Aurobindo Pharma Ltd.	Pharmaceuticals	926	10,483
a	Avenue Supermarts Ltd.	Food & Staples Retailing	428	9,089
a	Axis Bank Ltd.	Banks	6,564	73,647
	Bajaj Auto Ltd.	Automobiles	318	13,363
	Bajaj Finance Ltd.	Consumer Finance	638	27,859
	Bajaj Finserv Ltd.	Insurance	138	14,018
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	102	5,030
	Bandhan Bank Ltd.	Banks	482	3,662
a	Bank of Baroda	Banks	1,776	3,298
a	Bank of India	Banks	800	1,204
	Berger Paints India Ltd.	Chemicals	898	4,197
	Bharat Electronics Ltd.	Aerospace & Defense	2,272	3,058
	Bharat Forge Ltd.	Auto Components	718	5,311
	Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	3,103
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,650	20,946
	Bharti Airtel Ltd.	Wireless Telecommunication Services	4,700	22,599
	Bharti Infratel Ltd.	Diversified Telecommunication Services	3,284	14,857
	Biocon Ltd.	Biotechnology	492	4,336
	Bosch Ltd.	Auto Components	24	6,300
	Britannia Industries Ltd.	Food Products	210	9,353
	Cadila Healthcare Ltd.	Pharmaceuticals	948	4,749
a	Canara Bank Ltd.	Banks	460	1,934
	Castrol India Ltd.	Chemicals	1,746	4,194
	Cipla Ltd.	Pharmaceuticals	1,240	9,467
	Coal India Ltd.	Oil, Gas & Consumable Fuels	5,416	18,545
	Colgate-Palmolive India Ltd.	Personal Products	242	4,395
	Container Corp. of India Ltd.	Road & Rail	800	6,066
	Cummins India Ltd.	Machinery	256	2,757
	Dabur India Ltd.	Personal Products	1,880	11,094
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	306	7,523
	DLF Ltd.	Real Estate Management & Development	1,624	4,746
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	312	12,522

franklintempleton.com	Annual Report	147

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Eicher Motors Ltd.	Automobiles	48	$14,237
	Emami Ltd.	Personal Products	420	2,425
	Exide Industries Ltd.	Auto Components	786	2,481
	Federal Bank Ltd.	Banks	5,306	7,387
a	Future Retail Ltd.	Multiline Retail	780	5,110
	GAIL India Ltd.	Gas Utilities	2,084	10,458
	Gillette India Ltd.	Personal Products	28	2,666
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	40	4,184
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	532	4,970
a	GMR Infrastructure Ltd.	Construction & Engineering	4,872	1,393
	Godrej Consumer Products Ltd.	Personal Products	1,350	13,368
	Godrej Industries Ltd.	Industrial Conglomerates	270	2,091
	Grasim Industries Ltd.	Construction Materials	1,172	14,515
	Gruh Finance Ltd.	Thrifts & Mortgage Finance	620	2,468
	Havell’s India Ltd.	Electrical Equipment	924	10,304
	HCL Technologies Ltd.	IT Services	2,022	31,741
	HDFC Asset Management Co. Ltd.	Capital Markets	104	2,303
c	HDFC Life Insurance Co. Ltd., 144A	Insurance	1,218	6,655
	Hero Motocorp Ltd.	Automobiles	356	13,120
	Hindalco Industries Ltd.	Metals & Mining	3,430	10,175
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,326	9,531
	Hindustan Unilever Ltd.	Household Products	2,614	64,404
	Hindustan Zinc Ltd.	Metals & Mining	902	3,605
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	6,234	177,121
b	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	580	8,651
b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	994	5,026
	IDFC First Bank Ltd.	Banks	8,362	6,699
	IDFC Ltd.	Diversified Financial Services	400	269
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,242	15,387
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	8,034	18,886
	Infosys Ltd.	IT Services	13,950	149,790
b	InterGlobe Aviation Ltd., Reg S	Airlines	362	7,463
	ITC Ltd.	Tobacco	10,782	46,264
a	Jindal Steel & Power Ltd.	Metals & Mining	1,410	3,658
a	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	1,472	1,543
	JSW Steel Ltd.	Metals & Mining	4,314	18,249
	Kansai Nerolac Paints Ltd.	Chemicals	498	3,296
	L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	3,713
b	Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	2,802
	Larsen & Toubro Ltd.	Construction & Engineering	1,204	24,077
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	954	7,329
	Lupin Ltd.	Pharmaceuticals	852	9,096
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	6,396
	Mahindra & Mahindra Ltd.	Automobiles	2,186	21,265
	Marico Ltd.	Personal Products	1,740	8,707
	Maruti Suzuki India Ltd.	Automobiles	442	42,573
	Motherson Sumi Systems Ltd.	Auto Components	3,615	7,812
	Mphasis Ltd.	IT Services	283	4,049
	MRF Ltd.	Auto Components	4	3,348
a	Muthoot Finance Ltd.	Consumer Finance	354	3,146
	Nestle India Ltd.	Food Products	84	13,291
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	9,042	3,224

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	NMDC Ltd.	Metals & Mining	2,821	$4,253
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	9,072	17,640
	Odisha Cement Ltd.	Construction Materials	176	2,514
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	11,382	26,247
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,050	2,811
	Oracle Financial Services Software Ltd.	Software	88	4,304
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	18	6,489
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,926	6,994
	Pidilite Industries Ltd.	Chemicals	474	8,527
	Piramal Enterprises Ltd.	Pharmaceuticals	324	12,924
	Power Finance Corp., Ltd.	Diversified Financial Services	2,200	3,909
	Power Grid Corp. of India Ltd.	Electric Utilities	2,960	8,456
a	Punjab National Bank Ltd.	Banks	1,800	2,481
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	534	5,133
b	RBL Bank Ltd., Reg S	Banks	1,142	11,216
	REC Ltd.	Diversified Financial Services	2,528	5,580
	Reliance Capital Ltd.	Diversified Financial Services	476	1,405
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	11,366	223,669
	Reliance Infrastructure Ltd.	Electric Utilities	496	981
a	Reliance Power Ltd.	Independent Power and Renewable Electricity Producers	2,116	347
	SBI Life Insurance Co. Ltd.	Insurance	420	3,537
	Shree Cement Ltd.	Construction Materials	32	8,623
	Shriram Transport Finance Co. Ltd.	Consumer Finance	614	11,322
	Siemens Ltd.	Industrial Conglomerates	330	5,377
a	State Bank of India	Banks	6,482	30,012
a	Steel Authority of India Ltd.	Metals & Mining	3,820	2,964
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,014	27,746
	Sun TV Network Ltd.	Media	324	2,938
	Tata Communications Ltd.	Diversified Telecommunication Services	262	2,317
	Tata Consultancy Services Ltd.	IT Services	3,304	95,467
a	Tata Motors Ltd.	Automobiles	3,862	9,714
a	Tata Motors Ltd., A	Automobiles	1,030	1,272
	Tata Power Co. Ltd.	Electric Utilities	3,648	3,886
	Tata Steel Ltd.	Metals & Mining	1,042	7,837
	Tech Mahindra Ltd.	IT Services	1,736	19,444
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,138	18,757
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	156	4,391
	Torrent Power Ltd.	Electric Utilities	444	1,650
	TVS Motor Co. Ltd.	Automobiles	390	2,651
	UltraTech Cement Ltd.	Construction Materials	382	22,048
a	Union Bank of India Ltd.	Banks	560	773
	United Breweries Ltd.	Beverages	256	5,154
a	United Spirits Ltd.	Beverages	1,140	9,115
	UPL Ltd.	Chemicals	1,308	18,104
	Vedanta Ltd.	Metals & Mining	5,998	15,970
a	Vodafone Idea Ltd, rts. 4/24/19	Wireless Telecommunication Services	18,673	1,550
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	8,156	2,149
	Voltas Ltd.	Construction & Engineering	364	3,307
	Wipro Ltd.	IT Services	5,154	18,957
a	Wockhardt Ltd.	Pharmaceuticals	112	716
	Yes Bank Ltd.	Banks	6,210	24,661
	Zee Entertainment Enterprises Ltd.	Media	1,936	12,450

				2,034,157

	Indonesia 2.3%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	48,000	4,534
	Astra Agro Lestari Tbk PT	Food Products	1,800	1,419

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia (continued)
	Astra International Tbk PT	Automobiles	74,800	$38,477
	Bank Central Asia Tbk PT	Banks	35,000	68,206
d	Bank Danamon Indonesia Tbk PT	Banks	12,000	7,837
	Bank Mandiri Persero Tbk PT	Banks	67,600	35,366
	Bank Negara Indonesia Persero Tbk PT	Banks	27,000	17,823
	Bank Rakyat Indonesia Persero Tbk PT	Banks	193,800	56,071
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	4,601
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	29,200	2,881
	Charoen Pokphand Indonesia Tbk PT	Food Products	27,000	12,135
	Gudang Garam Tbk PT	Tobacco	1,600	9,348
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	33,600	8,848
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,600	5,798
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,200	7,997
	Indofood CBP Sukses Makmur Tbk PT	Food Products	8,800	5,763
	Indofood Sukses Makmur Tbk PT	Food Products	14,600	6,536
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,400	3,525
	Kalbe Farma Tbk PT	Pharmaceuticals	72,400	7,728
	Matahari Department Store Tbk PT	Multiline Retail	9,000	2,585
	Media Nusantara Citra Tbk PT	Media	19,000	1,001
	Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	38,800	6,403
	PT Barito Pacific Tbk	Chemicals	13,800	3,479
	Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, B	Diversified Telecommunication Services	169,800	47,100
a	PT XL Axiata Tbk	Wireless Telecommunication Services	13,800	2,617
	Semen Indonesia (Persero) Tbk PT	Construction Materials	10,400	10,188
	Surya Citra Media Tbk PT	Media	22,000	2,557
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	7,600	2,103
	Unilever Indonesia Tbk PT	Household Products	4,000	13,827
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,600	10,638
a	Vale Indonesia Tbk PT	Metals & Mining	7,800	1,857

				409,248

	Italy 0.0%†
	Prada SpA	Textiles, Apparel & Luxury Goods	1,800	5,354

	Luxembourg 0.0%†
	L’Occitane International SA	Specialty Retail	2,000	3,710

	Macau 0.7%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,000	54,472
	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	8,000	1,355
	Sands China Ltd.	Hotels, Restaurants & Leisure	8,800	44,224
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	9,131
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	5,600	13,198

				122,380

	Malaysia 3.0%
	AirAsia Group Bhd.	Airlines	5,400	3,518
	Alliance Bank Malaysia Bhd.	Banks	4,200	4,208
	AMMB Holdings Bhd.	Banks	7,200	8,042
	Astro Malaysia Holdings Bhd.	Media	5,400	2,024
	Axiata Group Bhd.	Wireless Telecommunication Services	16,200	16,468
	British American Tobacco Malaysia Bhd.	Tobacco	400	3,541
	CIMB Group Holdings Bhd.	Banks	24,600	31,032
	Dialog Group Bhd.	Energy Equipment & Services	16,400	12,734
	Digi.com Bhd.	Wireless Telecommunication Services	12,800	14,266
a	FGV Holdings Bhd.	Food Products	7,200	2,081
	Fraser & Neave Holdings Bhd.	Beverages	400	3,414

150	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
	Gamuda Bhd.	Construction & Engineering		8,400	$5,926
	Genting Bhd.	Hotels, Restaurants & Leisure		8,200	13,337
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure		10,800	8,465
	HAP Seng Consolidated Bhd.	Industrial Conglomerates		2,400	5,820
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		5,400	6,124
	Hong Leong Bank Bhd.	Banks		2,400	11,934
	Hong Leong Financial Group Bhd.	Banks		1,000	4,698
	IHH Healthcare Bhd.	Health Care Providers & Services		10,800	15,264
	IJM Corp. Bhd.	Construction & Engineering		12,200	6,634
	IOI Corp. Bhd.	Food Products		11,800	12,891
	IOI Properties Group Bhd.	Real Estate Management & Development		7,200	2,328
	KLCCP Stapled Group	Equity Real Estate Investment Trusts (REITs	)	1,800	3,421
	Kuala Lumpur Kepong Bhd.	Food Products		1,800	10,935
	Malayan Banking Bhd.	Banks		21,238	48,224
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure		3,400	6,030
	Maxis Bhd.	Wireless Telecommunication Services		10,000	13,129
	MISC Bhd.	Marine		5,400	8,849
	Nestle (Malaysia) Bhd.	Food Products		200	7,192
	Petronas Chemicals Group Bhd.	Chemicals		10,200	22,886
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		1,200	7,348
	Petronas Gas Bhd.	Gas Utilities		3,000	12,948
	PPB Group Bhd.	Food Products		2,640	11,847
	Press Metal Aluminium Holdings Bhd.	Metals & Mining		6,600	7,291
	Public Bank Bhd.	Banks		11,200	63,538
	QL Resources Bhd.	Food Products		2,600	4,382
	RHB Bank Bhd.	Banks		4,400	6,143
	Sime Darby Bhd.	Industrial Conglomerates		13,600	7,429
	Sime Darby Plantation Bhd.	Food Products		13,000	15,985
	Sime Darby Property Bhd.	Real Estate Management & Development		13,600	3,698
	Telekom Malaysia Bhd.	Diversified Telecommunication Services		4,600	3,606
	Tenaga Nasional Bhd.	Electric Utilities		14,400	44,655
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies		6,200	7,016
	UEM Sunrise Bhd.	Real Estate Management & Development		4,800	964
	Westports Holdings Bhd.	Transportation Infrastructure		3,800	3,500
	YTL Corp. Bhd.	Multi-Utilities		17,800	4,622
	YTL Power International Bhd.	Multi-Utilities		8,000	1,685

					522,072

	Pakistan 0.1%
	Fauji Fertilizer Co. Ltd.	Chemicals		3,000	2,227
	Habib Bank Ltd.	Banks		2,600	2,447
a	National Bank of Pakistan	Banks		2,000	569
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		1,000	1,048
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels		2,070	2,721

					9,012

	Philippines 1.4%
	Aboitiz Power Corp.	Independent Power and Renewable Electricity Producers		6,000	4,045
	Alliance Global Group Inc.	Industrial Conglomerates		15,000	4,616
	Ayala Corp.	Diversified Financial Services		925	16,559
	Ayala Land Inc.	Real Estate Management & Development		25,600	21,890
	Bank of the Philippine Islands	Banks		6,484	10,397
	BDO Unibank Inc.	Banks		6,960	17,735
	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		13,200	3,017
	DMCI Holdings Inc.	Industrial Conglomerates		14,200	3,245
	Globe Telecom Inc.	Wireless Telecommunication Services		110	4,060

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
	GT Capital Holdings Inc.	Diversified Financial Services		351	$6,227
	International Container Terminal Services Inc.	Transportation Infrastructure		4,200	10,454
	JG Summit Holdings Inc.	Industrial Conglomerates		10,500	12,698
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,560	9,418
	LT Group Inc.	Industrial Conglomerates		10,600	3,250
	Manila Electric Co.	Electric Utilities		1,020	7,381
	Megaworld Corp.	Real Estate Management & Development		44,000	4,860
	Metro Pacific Investments Corp.	Diversified Financial Services		54,600	5,043
	Metropolitan Bank & Trust Co.	Banks		6,126	9,321
	PLDT Inc.	Wireless Telecommunication Services		420	9,198
	San Miguel Corp.	Industrial Conglomerates		1,320	4,374
	San Miguel Pure Foods Co. Inc.	Food Products		2,420	4,977
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		4,600	1,923
	SM Investments Corp.	Industrial Conglomerates		1,760	31,305
	SM Prime Holdings Inc.	Real Estate Management & Development		33,000	25,075
	Universal Robina Corp.	Food Products		3,400	9,842

					240,910

	Singapore 4.1%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	9,200	19,765
	BOC Aviation Ltd.	Trading Companies & Distributors		800	6,527
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	9,000	12,890
	CapitaLand Ltd.	Real Estate Management & Development		9,200	24,791
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	8,800	15,463
	City Developments Ltd.	Real Estate Management & Development		1,800	12,027
	ComfortDelGro Corp. Ltd.	Road & Rail		7,400	14,041
	DBS Group Holdings Ltd.	Banks		6,600	122,937
	Frasers Property Ltd.	Real Estate Management & Development		1,600	2,138
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		21,400	16,431
	Golden Agri-Resources Ltd.	Food Products		24,600	5,085
	Hutchison Port Holdings Trust	Transportation Infrastructure		18,800	4,418
	Jardine Cycle & Carriage Ltd.	Distributors		400	9,595
	Keppel Corp. Ltd.	Industrial Conglomerates		5,400	24,797
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	7,200	6,857
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	6,600	9,209
b	Mapletree Greater China Commercial Trust, Reg S	Equity Real Estate Investment Trusts (REITs	)	7,800	7,601
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	4,800	7,442
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	8,600	9,270
	Olam International Ltd.	Food & Staples Retailing		2,200	3,216
	Oversea-Chinese Banking Corp. Ltd.	Banks		12,000	97,896
	SATS Ltd.	Transportation Infrastructure		2,400	9,054
	SembCorp Industries Ltd.	Industrial Conglomerates		3,200	6,024
	SembCorp Marine Ltd.	Machinery		3,000	3,566
	SIA Engineering Co. Ltd.	Transportation Infrastructure		400	727
	Singapore Airlines Ltd.	Airlines		2,000	14,264
	Singapore Exchange Ltd.	Capital Markets		3,000	16,191
	Singapore Post Ltd.	Air Freight & Logistics		5,800	4,282
	Singapore Press Holdings Ltd.	Media		6,200	11,031
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		5,800	16,015
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		27,200	60,645
	StarHub Ltd.	Wireless Telecommunication Services		2,200	2,420
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	6,800	9,790
	United Overseas Bank Ltd.	Banks		4,600	85,547
	UOL Group Ltd.	Real Estate Management & Development		1,800	9,236
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		800	10,596

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	Wilmar International Ltd.	Food Products	7,400	$18,083
	Wing Tai Holdings Ltd.	Real Estate Management & Development	1,600	2,398
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	8,200	9,081
	Yanlord Land Group Ltd.	Real Estate Management & Development	2,600	2,611

				723,957

	South Korea 13.6%
	Amorepacific Corp.	Personal Products	114	18,931
	AmorePacific Group	Personal Products	110	6,745
	BGF Co. Ltd.	Industrial Conglomerates	48	346
	BGF Retail Co. Ltd.	Food & Staples Retailing	22	4,235
	BNK Financial Group Inc.	Banks	1,118	6,579
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	179	10,534
a	Celltrion Inc.	Biotechnology	289	46,083
	Cheil Worldwide Inc.	Media	266	5,671
	CJ CheilJedang Corp.	Food Products	28	7,968
	CJ Corp.	Industrial Conglomerates	48	5,265
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	34	6,979
a	CJ Logistics Corp.	Road & Rail	28	4,082
	Coway Co. Ltd.	Household Durables	202	16,817
	Daelim Industrial Co. Ltd.	Construction & Engineering	100	8,493
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	680	3,043
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	166	4,087
	DB Insurance Co. Ltd.	Insurance	170	10,289
	DGB Financial Group Inc.	Banks	588	4,232
	Dongsuh Cos. Inc.	Food & Staples Retailing	118	2,048
	Doosan Bobcat Inc.	Machinery	86	2,341
	Doosan Corp.	Industrial Conglomerates	22	1,795
a	Doosan Heavy Industries & Construction Co. Ltd., rts., 5/9/19	Electrical Equipment	139	140
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	240	1,415
a	Doosan Infracore Co. Ltd.	Machinery	478	2,969
	E-MART Inc.	Food & Staples Retailing	72	10,910
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	188	12,919
	GS Engineering & Construction Corp.	Construction & Engineering	212	7,956
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	196	9,117
	GS Retail Co. Ltd.	Food & Staples Retailing	102	3,518
	Hana Financial Group Inc.	Banks	1,082	34,697
	Hankook Tire Co. Ltd.	Auto Components	280	9,238
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	26	10,445
	Hanmi Science Co. Ltd.	Pharmaceuticals	51	3,478
	Hanon Systems	Auto Components	618	6,179
	Hanssem Co. Ltd.	Household Durables	38	3,073
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	134	4,061
	Hanwha Chemical Corp.	Chemicals	314	5,782
	Hanwha Corp.	Industrial Conglomerates	170	4,553
	Hanwha Life Insurance Co. Ltd.	Insurance	940	3,312
	HDC Holdings Co. Ltd.	Construction & Engineering	98	1,636
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	116	5,181
	Hite Jinro Co. Ltd.	Beverages	116	1,891
a	HLB Inc.	Leisure Products	126	8,880
	Hotel Shilla Co. Ltd.	Specialty Retail	118	9,917
	Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	10	1,524
	Hyundai Construction Equipment Co. Ltd.	Machinery	44	1,847
	Hyundai Department Store Co. Ltd.	Multiline Retail	58	5,161

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	270	$12,702
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	70	7,924
a	Hyundai Heavy Industries Co. Ltd.	Machinery	156	16,355
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	10,561
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	232	7,746
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	3,937
	Hyundai Mobis Co. Ltd.	Auto Components	238	43,717
	Hyundai Motor Co.	Automobiles	518	54,534
	Hyundai Steel Co.	Metals & Mining	278	10,997
	Hyundai Wia Corp.	Auto Components	54	1,927
	Industrial Bank of Korea	Banks	1,014	12,551
	Kakao Corp.	Interactive Media & Services	180	16,413
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	408	11,502
	KB Financial Group Inc.	Banks	1,440	53,091
	KCC Corp.	Building Products	22	6,173
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,514
	Kia Motors Corp.	Automobiles	956	29,772
	Korea Aerospace Industries Ltd.	Aerospace & Defense	248	7,723
a	Korea Electric Power Corp.	Electric Utilities	942	24,813
	Korea Gas Corp.	Gas Utilities	102	4,053
	Korea Investment Holdings Co. Ltd.	Capital Markets	146	7,987
	Korea Zinc Co. Ltd.	Metals & Mining	34	13,928
	Korean Air Lines Co. Ltd.	Airlines	174	4,882
	KT&G Corp.	Tobacco	402	36,655
	Kumho Petrochemical Co. Ltd.	Chemicals	68	5,703
	LG Chem Ltd.	Chemicals	166	53,525
	LG Corp.	Industrial Conglomerates	340	23,214
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	812	13,949
	LG Electronics Inc.	Household Durables	398	26,332
	LG Household & Health Care Ltd.	Personal Products	32	39,947
	LG Uplus Corp.	Diversified Telecommunication Services	740	10,072
	Lotte Chemical Corp.	Chemicals	54	13,820
	Lotte Chilsung Beverage Co. Ltd.	Beverages	2	3,120
	Lotte Corp.	Industrial Conglomerates	98	4,265
	LOTTE Fine Chemical Co. Ltd.	Chemicals	68	2,642
	Lotte Shopping Co. Ltd.	Multiline Retail	36	5,645
	LS Corp.	Electrical Equipment	66	3,041
	Mando Corp.	Auto Components	102	2,570
	Medy-tox Inc.	Biotechnology	14	7,200
	Mirae Asset Daewood Co. Ltd.	Capital Markets	1,600	10,332
	Naver Corp.	Interactive Media & Services	488	53,310
	NCsoft Corp.	Entertainment	62	27,092
a	Netmarble Corp	Entertainment	68	7,488
	NH Investment & Securities Co. Ltd.	Capital Markets	492	5,830
a	NHN Entertainment Corp.	Entertainment	38	2,963
	Nongshim Co. Ltd.	Food Products	12	3,267
	OCI Co. Ltd.	Chemicals	66	5,402
	Orion Corp.	Food Products	82	7,224
	Ottogi Corp.	Food Products	4	2,717
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,744
	POSCO	Metals & Mining	250	55,722
	POSCO Chemical Co. Ltd.	Construction Materials	76	4,031
	Posco Daewoo Corp.	Trading Companies & Distributors	188	2,940
	S-1 Corp.	Commercial Services & Supplies	72	6,375
	S-Oil Corp.	Oil, Gas & Consumable Fuels	148	11,682
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	48	13,511

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Samsung C&T Corp.	Industrial Conglomerates	304	$28,657
	Samsung Card Co. Ltd.	Consumer Finance	118	3,576
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	204	18,781
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	17,190	676,181
a	Samsung Engineering Co. Ltd.	Construction & Engineering	586	8,312
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	120	31,821
a	Samsung Heavy Industries Co. Ltd.	Machinery	1,620	11,789
	Samsung Life Insurance Co. Ltd.	Insurance	232	17,189
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	194	36,660
	Samsung SDS Co. Ltd.	IT Services	116	24,016
	Samsung Securities Co. Ltd.	Capital Markets	242	7,099
	Shinhan Financial Group Co. Ltd.	Banks	1,664	61,570
	Shinsegae Co. Ltd.	Multiline Retail	26	7,731
a	SillaJen Inc.	Biotechnology	196	11,103
	SK Holdings Co. Ltd.	Industrial Conglomerates	120	28,597
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,888	123,416
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	208	32,892
	SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,868
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	86	19,055
	SKC Co. Ltd.	Chemicals	72	2,293
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	2,097
a	ViroMed Co. Ltd.	Biotechnology	48	11,832
	Woori Financial Group Inc.	Banks	2,034	24,639
	Yuhan Corp.	Pharmaceuticals	33	6,977

				2,385,645

	Taiwan 12.6%
a	Acer Inc.	Technology Hardware, Storage & Peripherals	12,000	7,690
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	16,612
a	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	10,500	22,996
	Asia Cement Corp.	Construction Materials	10,000	13,011
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	2,000	14,471
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	34,000	12,521
	Capital Securities Corp.	Capital Markets	6,840	2,131
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,780	21,377
	Cathay Financial Holding Co. Ltd.	Insurance	28,000	40,836
	Chailease Holding Co. Ltd.	Diversified Financial Services	4,000	16,353
	Chang Hwa Commercial Bank Ltd.	Banks	22,880	13,697
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	10,889
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,010	4,676
	China Airlines Ltd.	Airlines	10,000	3,199
	China Development Financial Holding Corp.	Banks	52,000	17,378
	China Life Insurance Co. Ltd.	Insurance	10,600	8,994
	China Motor Corp.	Automobiles	2,000	1,849
	China Steel Corp.	Metals & Mining	46,000	37,761
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,000	49,740
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	16,000	9,941
	CTBC Financial Holding Co. Ltd.	Banks	66,000	43,792
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	8,000	41,271
	E.Sun Financial Holding Co. Ltd.	Banks	38,327	29,534
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	13,465
	Epistar Corp.	Semiconductors & Semiconductor Equipment	4,000	3,219
	Eternal Materials Co. Ltd.	Chemicals	4,000	3,180
	EVA Airways Corp.	Airlines	8,860	4,341
	Evergreen Marine Corp. Taiwan Ltd.	Marine	8,878	3,442
	Far Eastern International Bank	Banks	8,000	2,907

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Far Eastern New Century Corp.	Industrial Conglomerates	14,000	$13,832
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	14,464
	Feng Hsin Steel Co. Ltd.	Metals & Mining	2,000	3,919
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	14,146
	First Financial Holding Co. Ltd.	Banks	36,380	24,906
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	4,000	1,936
	Formosa Chemicals & Fibre Corp.	Chemicals	12,000	43,607
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	14,990
	Formosa Plastics Corp.	Chemicals	16,000	56,845
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,776
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	7,982
	Fubon Financial Holding Co. Ltd.	Insurance	26,000	38,805
	Giant Manufacturing Co. Ltd.	Leisure Products	2,000	14,276
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	9,831
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	42,800	102,068
	Hotai Motor Co. Ltd.	Specialty Retail	1,000	12,248
a	HTC Corp.	Technology Hardware, Storage & Peripherals	4,000	5,185
	Hua Nan Financial Holdings Co. Ltd.	Banks	31,440	19,790
	Innolux Corp.	Electronic Equipment, Instruments & Components	32,000	10,383
	Inventec Corp.	Technology Hardware, Storage & Peripherals	12,000	9,130
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	380	56,716
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	8,000	11,642
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	6,000	54,996
	Mega Financial Holding Co. Ltd.	Banks	40,000	36,404
	Nan Ya Plastics Corp.	Chemicals	20,000	51,200
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,000	7,969
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	12,849
	Oriental Union Chemical Corp.	Chemicals	2,000	1,694
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	8,000	13,835
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	12,183
	President Chain Store Corp.	Food & Staples Retailing	2,000	19,695
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	10,000	18,754
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	11,810
	Shin Kong Financial Holding Co. Ltd.	Insurance	40,432	11,912
	SinoPac Financial Holdings Co. Ltd.	Banks	38,800	14,351
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,000	7,203
	Taishin Financial Holding Co. Ltd.	Banks	37,596	17,139
	Taiwan Business Bank	Banks	16,640	6,479
	Taiwan Cement Corp.	Construction Materials	15,400	20,611
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	33,020	20,892
	Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	2,992
	Taiwan Glass Industry Corp.	Building Products	6,000	2,677
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	9,344
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,706
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	2,000	5,620
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	88,000	700,962
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	4,088
	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	3,777
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	2,000	4,542
	U-Ming Marine Transport Corp.	Marine	2,000	2,015
	Uni-President Enterprises Corp.	Food Products	16,000	38,831
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,000	3,842
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	42,000	15,876
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,000	8,631
	Walsin Lihwa Corp.	Electrical Equipment	12,000	6,872
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,000	12,978

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Wan Hai Lines Ltd.	Marine	4,000	$2,083
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,293	7,915
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,000	10,480
	Yuanta Financial Holding Co. Ltd.	Capital Markets	42,000	23,916
	Yulon Motor Co. Ltd.	Automobiles	4,000	2,524

				2,194,397

	Thailand 3.6%
	Advanced Info Service PCL	Wireless Telecommunication Services	4,000	23,192
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	15,600	33,427
	Bangkok Bank PCL, fgn.	Banks	1,800	12,251
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	32,400	25,320
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	30,600	9,739
	Bangkok Life Assurance PCL, NVDR	Insurance	2,000	1,733
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	16,000	8,168
	Berli Jucker PCL, NVDR	Food & Staples Retailing	3,600	5,615
	BTS Group Holdings PCL, NVDR	Road & Rail	29,200	10,121
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	6,787
	Central Pattana PCL	Real Estate Management & Development	9,200	21,235
	Charoen Pokphand Foods PCL, NVDR	Food Products	12,800	10,285
	CP ALL PCL	Food & Staples Retailing	19,200	45,225
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,800	4,027
	Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	16,000	7,865
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	1,200	11,041
	Energy Absolute PCL, NVDR	Oil, Gas & Consumable Fuels	6,000	9,075
	Global Power Synergy PCL, NVDR	Independent Power and Renewable Electricity Producers	1,400	2,504
	Glow Energy PCL	Independent Power and Renewable Electricity Producers	1,800	5,162
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	2,800	8,426
	Home Product Center PCL, NVDR	Specialty Retail	21,600	10,414
	Indorama Ventures PCL, NVDR	Chemicals	6,400	10,033
	Intouch Holdings PCL	Wireless Telecommunication Services	7,200	13,046
	IRPC PCL	Oil, Gas & Consumable Fuels	39,200	7,103
	Kasikornbank PCL, fgn.	Banks	4,200	24,881
	Kasikornbank PCL, NVDR	Banks	3,000	17,725
	Krung Thai Bank PCL	Banks	23,800	14,399
	Land and Houses PCL, NVDR	Real Estate Management & Development	24,200	8,159
	Minor International PCL	Hotels, Restaurants & Leisure	13,400	16,468
	Muangthai Capital PCL, NVDR	Consumer Finance	2,400	3,328
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,000	19,773
	PTT Global Chemical PCL, NVDR	Chemicals	7,800	16,529
	PTT PCL	Oil, Gas & Consumable Fuels	52,400	79,256
	Ratchaburi Electricity Generating Holding PCL, NVDR	Independent Power and Renewable Electricity Producers	3,200	5,899
	Siam City Cement PCL, NVDR	Construction Materials	200	1,418
	Siam Commercial Bank PCL	Banks	8,800	36,603
	Siam Makro Public Company Ltd., NVDR	Food & Staples Retailing	1,200	1,333
a	Thai Airways International PCL, NVDR	Airlines	3,600	1,395
	Thai Oil PCL	Oil, Gas & Consumable Fuels	4,000	8,760
	Thai Union Frozen Products PCL	Food Products	10,800	6,568
	The Siam Cement PCL	Construction Materials	3,000	45,565
	TMB Bank PCL	Banks	82,200	5,284
	Total Access Communication PCL	Wireless Telecommunication Services	2,600	4,342

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
	True Corporation PCL, NVDR	Diversified Telecommunication Services	40,800	$6,120

				625,599

	Total Common Stocks and Other Equity Interests (Cost $18,469,331)			17,305,233

	Preferred Stocks 0.7%
	South Korea 0.7%
e	Amorepacific Corp., 1.107%, pfd.	Personal Products	40	3,771
e	CJ CheilJedang Corp., 2.620%, pfd.	Food Products	8	955
a,d	CJ Corp., pfd.	Industrial Conglomerates	7	226
e	Hyundai Motor Co., 5.374%, pfd., 2	Automobiles	128	8,604
e	Hyundai Motor Co., 5.853%, pfd.	Automobiles	74	4,511
e	LG Chem Ltd., 2.909%, pfd.	Chemicals	30	5,497
e	LG Electronics Inc., 2.707%, pfd.	Household Durables	66	1,718
e	LG Household & Health Care Ltd., 1.112%, pfd.	Personal Products	8	5,892
e	Mirae Asset Daewoo Co. Ltd., 5.946%, pfd.	Capital Markets	202	658
e	Samsung Electronics Co. Ltd., 3.909%, pfd.	Technology Hardware, Storage & Peripherals	2,722	86,929
e	Samsung Fire & Marine Insurance Co. Ltd., 5.640%, pfd.	Insurance	8	1,438

	Total Preferred Stocks (Cost $142,167)			120,199

	Warrants (Cost $—) 0.0%
	Thailand 0.0%
a	BTS Group Holdings PCL, NVDR	Road & Rail	1	—

	Total Investments (Cost $18,611,498) 99.6%			17,425,432
	Other Assets, less Liabilities 0.4%			62,639

	Net Assets 100.0%			$17,488,071

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $130,181, representing 0.7% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $13,050, representing 0.1% of net assets.

dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

eVariable rate security. The rate shown represents the yield at period end.

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$52,870	6/21/19	$519

*As of period end.

See Abbreviations on page 322.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	1.29	0.52

Net realized and unrealized gains (losses)	(0.37)	(1.03)

Total from investment operations	0.92	(0.51)

Less distributions from net investment income	(0.96)	(0.05)

Net asset value, end of year	$24.63	$24.67

Total return[d]	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	5.30%	4.96%

Supplemental data

Net assets, end of year (000’s)	$7,389	$2,467

Portfolio turnover rate[f]	4.56%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks 99.5%
	Australia 99.0%
	Adelaide Brighton Ltd.	Construction Materials		3,342	$10,683
	AGL Energy Ltd.	Multi-Utilities		4,764	73,672
	ALS Ltd.	Professional Services		3,552	19,151
	Alumina Ltd.	Metals & Mining		18,222	31,325
	Amcor Ltd.	Containers & Packaging		8,412	91,962
	AMP Ltd.	Diversified Financial Services		21,216	31,649
	Ansell Ltd.	Health Care Equipment & Supplies		978	17,660
	Apa Group	Gas Utilities		8,574	60,784
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		4,638	80,751
	Atlas Arteria Ltd.	Transportation Infrastructure		4,968	25,480
	Aurizon Holdings Ltd.	Road & Rail		13,896	44,913
	AusNet Services	Electric Utilities		13,086	16,500
	Australia & New Zealand Banking Group Ltd.	Banks		20,832	385,192
	Australian Stock Exchange Ltd.	Capital Markets		1,410	69,951
	Bank of Queensland Ltd.	Banks		2,922	18,888
	Bendigo and Adelaide Bank Ltd.	Banks		3,516	24,177
	BHP Group Ltd.	Metals & Mining		21,462	586,800
	Bluescope Steel Ltd.	Metals & Mining		3,900	38,647
	Boral Ltd.	Construction Materials		8,508	27,740
	Brambles Ltd.	Commercial Services & Supplies		11,574	96,686
	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		1,902	35,412
	Challenger Ltd.	Diversified Financial Services		4,152	24,421
	Cimic Group Ltd.	Construction & Engineering		708	24,271
	Coca-Cola Amatil Ltd.	Beverages		3,726	22,895
	Cochlear Ltd.	Health Care Equipment & Supplies		408	50,221
a	Coles Group Ltd.	Food & Staples Retailing		8,232	69,294
	Commonwealth Bank of Australia	Banks		12,822	643,397
	Computershare Ltd.	IT Services		3,516	42,659
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		2,556	20,898
	CSL Ltd.	Biotechnology		3,288	455,308
	CSR Ltd.	Construction Materials		3,702	8,731
	Dexus	Equity Real Estate Investment Trusts (REITs	)	7,404	67,005
	Domain Holdings Australia Ltd.	Interactive Media & Services		1,680	3,043
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		438	13,509
	Downer EDI Ltd.	Commercial Services & Supplies		4,326	23,600
	DuluxGroup Ltd.	Chemicals		2,850	14,981
	Evolution Mining Ltd.	Metals & Mining		7,644	19,874
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		408	12,187
	Fortescue Metals Group Ltd.	Metals & Mining		11,580	58,486
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	12,840	121,764
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	13,140	57,964
	Harvey Norman Holdings Ltd.	Multiline Retail		4,100	11,708
	Healthscope Ltd.	Health Care Providers & Services		12,630	21,801
	Iluka Resources Ltd.	Metals & Mining		3,042	19,448
	Incitec Pivot Ltd.	Chemicals		11,844	26,250
	Insurance Australia Group Ltd.	Insurance		16,806	91,685
	IOOF Holdings Ltd.	Capital Markets		2,508	10,903
	James Hardie Industries PLC, CDI	Construction Materials		3,210	41,363
	LendLease Group	Real Estate Management & Development		4,128	36,302
	Macquarie Group Ltd.	Capital Markets		2,250	206,850
	Magellan Financial Group Ltd.	Capital Markets		966	24,998
	Medibank Private Ltd.	Insurance		20,100	39,407
	Metcash Ltd.	Food & Staples Retailing		6,624	12,469
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	26,982	52,708
	National Australia Bank Ltd.	Banks		20,220	362,960
	Newcrest Mining Ltd.	Metals & Mining		5,586	101,224
	Northern Star Resources Ltd.	Metals & Mining		4,500	28,609

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STATEMENT OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	Nufarm Ltd.	Chemicals		2,142	$7,167
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		9,642	53,766
	Orica Ltd.	Chemicals		2,742	34,339
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		12,756	65,241
	Orora Ltd.	Containers & Packaging		8,808	18,708
	OZ Minerals Ltd.	Metals & Mining		2,292	17,258
	Perpetual Ltd.	Capital Markets		318	8,737
	Platinum Asset Management Ltd.	Capital Markets		1,716	5,595
	Qantas Airways Ltd.	Airlines		4,668	18,768
	QBE Insurance Group Ltd.	Insurance		9,648	84,366
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		9,000	17,901
	Ramsay Health Care Ltd.	Health Care Providers & Services		930	42,511
	REA Group Ltd.	Interactive Media & Services		366	19,421
	Rio Tinto Ltd.	Metals & Mining		2,700	187,786
	Santos Ltd.	Oil, Gas & Consumable Fuels		12,858	62,383
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	37,176	108,537
	Seek Ltd.	Professional Services		2,520	31,398
	Seven Group Holdings Ltd.	Trading Companies & Distributors		960	12,002
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	6,828	12,805
	Sonic Healthcare Ltd.	Health Care Providers & Services		3,312	57,782
	South32 Ltd.	Metals & Mining		37,020	98,088
	Stockland	Equity Real Estate Investment Trusts (REITs	)	17,712	48,440
	Suncorp-Metway Ltd.	Insurance		9,432	92,326
	Sydney Airport	Transportation Infrastructure		8,040	42,434
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		13,710	44,994
	Telstra Corp. Ltd.	Diversified Telecommunication Services		30,312	71,487
	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		6,036	17,922
	TPG Telecom Ltd.	Diversified Telecommunication Services		2,628	12,974
	Transurban Group	Transportation Infrastructure		19,458	182,450
	Treasury Wine Estates Ltd.	Beverages		5,232	55,488
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	23,340	43,107
a	Vocus Group Ltd.	Diversified Telecommunication Services		4,344	11,386
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		690	12,896
	Wesfarmers Ltd.	Multiline Retail		8,268	203,505
	Westpac Banking Corp.	Banks		24,942	459,239
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		4,980	14,327
	Wisetech Global Ltd.	Software		564	9,263
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		6,792	167,031
	Woolworths Group Ltd.	Food & Staples Retailing		9,582	206,920
	WorleyParsons Ltd.	Energy Equipment & Services		2,490	25,046

					7,317,010

	New Zealand 0.3%
a	Xero Ltd.	Software		672	23,223

	United States 0.2%
	Sims Metal Management Ltd.	Metals & Mining		1,212	9,221

	Total Investments (Cost $7,800,688) 99.5%				7,349,454
	Other Assets, less Liabilities 0.5%				39,661

	Net Assets 100.0%				$7,389,115

See Abbreviations on page 322.

aNon-income producing.

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Financial Highlights

Franklin FTSE Brazil ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	0.80	0.50

Net realized and unrealized gains (losses)	(2.07)	3.11

Total from investment operations	(1.27)	3.61

Less distributions from net investment income	(0.88)	(0.11)

Net asset value, end of year	$25.72	$27.87

Total return[d]	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	3.37%	4.53%

Supplemental data

Net assets, end of year (000’s)	$20,579	$44,593

Portfolio turnover rate[f]	39.76%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 62.6%
	Brazil 62.6%
	Ambev SA	Beverages	215,200	$930,651
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	16,000	82,596
a	B2W Cia Digital	Internet & Direct Marketing Retail	8,000	86,790
	B3 SA – Brasil Bolsa Balcao	Capital Markets	97,600	805,538
	Banco Bradesco SA	Banks	42,400	412,375
	Banco BTG Pactual SA	Capital Markets	9,600	89,298
	Banco do Brasil SA	Banks	51,200	640,970
	Banco Santander Brasil SA	Banks	19,200	216,929
	BB Seguridade Participacoes SA	Insurance	33,600	228,967
	BR Malls Paricipacoes SA	Real Estate Management & Development	38,400	124,030
a	BRF SA	Food Products	28,000	162,962
	CCR SA	Transportation Infrastructure	55,200	166,521
a	Centrais Eletricas Brasileiras SA	Electric Utilities	16,000	150,844
a	Cia Siderurgica Nacional SA	Metals & Mining	29,600	123,596
	Cielo SA	IT Services	55,200	134,607
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	16,800	181,309
	Companhia Energetica de Minas Gerais	Electric Utilities	4,800	20,598
	Companhia Paranaense de Energia-Copel	Electric Utilities	800	6,599
	Cosan SA	Oil, Gas & Consumable Fuels	8,000	87,674
	CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	5,600	78,783
	EDP-Energias do Brasil SA	Electric Utilities	14,400	62,829
	Embraer SA	Aerospace & Defense	36,000	170,671
	Energisa SA	Electric Utilities	9,600	100,028
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	9,000	98,772
	Equatorial Energia SA	Electric Utilities	8,400	172,675
	Estacio Participacoes SA	Diversified Consumer Services	12,800	87,489
	Fleury SA	Health Care Providers & Services	10,400	54,516
	Grendene SA	Textiles, Apparel & Luxury Goods	13,600	29,285
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	376	13,913
b	Hapvida Participacoes e Investimentos SA, Reg S	Health Care Providers & Services	6,400	50,586
	Hypera SA	Pharmaceuticals	20,000	133,104
	IRB Brasil Resseguros SA	Insurance	9,600	225,094
	JBS SA	Food Products	48,800	199,629
	Klabin SA	Containers & Packaging	32,000	140,031
	Kroton Educacional SA	Diversified Consumer Services	73,600	200,468
	Localiza Rent a Car SA	Road & Rail	27,200	231,064
	Lojas Americanas SA	Multiline Retail	12,000	40,764
	Lojas Renner SA	Multiline Retail	35,200	396,166
	M. Dias Branco SA	Food Products	4,000	44,659
	Magazine Luiza SA	Multiline Retail	3,720	165,224
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	13,600	81,739
	Natura Cosmeticos SA	Personal Products	8,800	102,637
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	16,000	134,851
	Odontoprev SA	Health Care Providers & Services	12,800	53,940
	Petrobras Distribuidora SA	Specialty Retail	16,800	99,936
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	146,400	1,171,817
	Porto Seguro SA	Insurance	4,800	66,394
	Raia Drogasil SA	Food & Staples Retailing	11,256	188,868
a	Rumo SA	Road & Rail	55,200	271,624
	Sao Martinho SA	Food Products	8,000	37,701

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STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Sul America SA	Insurance	11,200	$85,762
	Suzano Papel e Celulose SA	Paper & Forest Products	28,852	345,111
	Tim Participacoes SA	Wireless Telecommunication Services	40,800	123,605
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	11,200	71,372
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	21,152	255,452
	Vale SA	Metals & Mining	172,000	2,250,934
	Via Varejo SA	Specialty Retail	18,400	19,952
	Weg SA	Machinery	36,800	170,208

	Total Common Stocks (Cost $12,475,878)			12,880,507

	Preferred Stocks 36.8%
	Brazil 36.8%
c	Alpargatas SA, 0.858%, pfd.	Textiles, Apparel & Luxury Goods	9,000	35,568
a	Azul SA, pfd.	Airlines	9,600	94,404
c	Banco Bradesco SA, 2.673%, pfd.	Banks	164,800	1,818,360
c	Banco do Estado do Rio Grande do Sul SA, 8.317%, pfd., B	Banks	10,400	64,644
c	Bradespar SA, 6.047%, pfd.	Metals & Mining	11,200	91,806
c	Braskem SA, 3.705%, pfd., A	Chemicals	9,600	125,560
a	Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	11,200	108,958
c	Cia de Transmissao de Energia Eletrica Paulista, 16.291%, pfd.	Electric Utilities	2,400	47,572
c	Companhia Brasileira de Distribuicao, 2.314%, pfd., A	Food & Staples Retailing	7,764	182,464
c	Companhia de Gas de Sao Paulo, 5.957%, pfd., A	Gas Utilities	800	16,836
c	Companhia Energetica de Minas Gerais, 4.633%, pfd.	Electric Utilities	45,600	162,870
c	Companhia Paranaense de Energia, 3.195%, pfd., B	Electric Utilities	4,800	44,896
c	Gerdau SA, 2.972%, pfd.	Metals & Mining	51,200	199,185
c	Itau Unibanco Holding SA, 4.179%, pfd.	Banks	231,200	2,045,434
c	Itausa-Investimentos Itau SA, 3.414%, pfd.	Banks	216,800	667,385
c	Lojas Americanas SA, 0.447%, pfd.	Multiline Retail	36,800	158,577
c	Petroleo Brasileiro SA, 3.207%, pfd.	Oil, Gas & Consumable Fuels	195,200	1,407,434
c	Telefonica Brasil SA, 9.571%, pfd.	Diversified Telecommunication Services	20,800	253,874
c	Usinas Siderurgicas de Minas Gerais SA, 1.265%, pfd., A	Metals & Mining	20,000	51,597

	Total Preferred Stocks (Cost $6,955,065)			7,577,424

	Total Investments (Cost $19,430,943) 99.4%			20,457,931
	Other Assets, less Liabilities 0.6%			120,894

	Net Assets 100.0%			$20,578,825

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $50,586, representing 0.2% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI Bovespa Index	Long	22	$107,943	4/17/19	$(2,315)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.67	0.24

Net realized and unrealized gains (losses)	0.33	(1.25)

Total from investment operations	1.00	(1.01)

Less distributions from net investment income	(0.64)	(0.02)

Net asset value, end of year	$24.13	$23.77

Total return[d]	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.79%	2.39%

Supplemental data

Net assets, end of year (000’s)	$4,827	$2,377

Portfolio turnover rate[f]	6.95%	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Canada ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Canada 97.2%
	Agnico Eagle Mines Ltd.	Metals & Mining		892	$38,793
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		1,632	96,165
	Bank of Montreal	Banks		2,444	182,923
	Bank of Nova Scotia	Banks		4,720	251,342
	Barrick Gold Corp.	Metals & Mining		6,656	91,274
	BCE Incs.	Diversified Telecommunication Services		1,148	50,992
	Brookfield Asset Management Inc., A	Capital Markets		3,236	150,809
	Canadian Imperial Bank of Commerce	Banks		1,700	134,376
	Canadian National Railway Co.	Road & Rail		2,776	248,582
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels		4,560	125,234
	Canadian Pacific Railway Ltd.	Road & Rail		540	111,294
	Canadian Tire Corp. Ltd., A	Multiline Retail		224	24,143
	Canadian Utilities Ltd., A	Multi-Utilities		460	12,561
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels		3,916	34,003
a	CGI Inc., A	IT Services		932	64,091
	Constellation Software Inc.	Software		76	64,426
	Dollarama Inc.	Multiline Retail		1,208	32,236
	Enbridge Inc.	Oil, Gas & Consumable Fuels		7,640	276,789
	Encana Corp.	Oil, Gas & Consumable Fuels		5,660	41,011
	Fairfax Financial Holdings Ltd.	Insurance		104	48,187
	Fortis Inc.	Electric Utilities		1,620	59,891
	Franco-Nevada Corp.	Metals & Mining		700	52,497
	George Weston Ltd.	Food & Staples Retailing		272	19,564
	Goldcorp Inc.	Metals & Mining		3,300	37,769
	Great-West Lifeco Inc.	Insurance		1,060	25,676
	Husky Energy Inc.	Oil, Gas & Consumable Fuels		1,176	11,664
	Hydro One Ltd.	Electric Utilities		1,200	18,647
	IGM Financial Inc.	Capital Markets		316	8,132
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels		908	24,794
	Intact Financial Corp.	Insurance		532	45,031
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		1,516	25,090
	Loblaw Cos. Ltd.	Food & Staples Retailing		716	35,330
	Magna International Inc.	Auto Components		1,176	57,279
	Manulife Financial Corp.	Insurance		7,596	128,500
	Metro Inc., A	Food & Staples Retailing		916	33,734
	National Bank of Canada	Banks		1,288	58,145
	Nutrien Ltd.	Chemicals		2,344	123,661
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels		1,920	70,551
	Power Corp. of Canada	Insurance		1,472	34,333
	Power Financial Corp.	Insurance		944	22,061
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure		908	59,090
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	1,172	23,222
	Rogers Communications Inc., B	Wireless Telecommunication Services		1,372	73,809
	Royal Bank of Canada	Banks		5,528	417,181
	Saputo Inc.	Food Products		836	28,504
	Shaw Communications Inc.	Media		1,688	35,139
a	Shopify Inc., A	IT Services		372	76,814
	SNC-Lavalin Group Inc., A	Construction & Engineering		672	17,057
	Sun Life Financial Inc.	Insurance		2,324	89,310
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels		6,144	199,182
	Teck Resources Ltd., B	Metals & Mining		1,928	44,623
	TELUS Corp.	Diversified Telecommunication Services		760	28,137
	The Toronto-Dominion Bank	Banks		7,064	383,458
	Thomson Reuters Corp.	Professional Services		764	45,218
	TransCanada Corp.	Oil, Gas & Consumable Fuels		3,512	157,783
	Wheaton Precious Metals Corp.	Metals & Mining		1,696	40,383

					4,690,490

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STATEMENT OF INVESTMENTS

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 2.5%
a	Bausch Health Cos. Inc.	Pharmaceuticals	1,312	$32,379
	IESI-BFC Ltd.	Commercial Services & Supplies	1,004	88,958

				121,337

	Total Investments (Cost $4,886,423) 99.7%			4,811,827
	Other Assets, less Liabilities 0.3%			15,069

	Net Assets 100.0%			$4,826,896

See Abbreviations on page 322.

aNon-income producing.

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Financial Highlights

Franklin FTSE China ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.40	(0.01)

Net realized and unrealized gains (losses)	(1.99)	1.05

Total from investment operations	(1.59)	1.04

Less distributions from net investment income	(0.39)	(—)[d]

Net asset value, end of year	$24.01	$25.99

Total return[e]	(5.94)%	4.17%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%

Net investment income (loss)	1.70%	(0.12)%

Supplemental data

Net assets, end of year (000’s)	$43,220	$31,191

Portfolio turnover rate[g]	7.21%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 99.9%
	China 98.5%
	3SBio Inc.	Biotechnology	31,500	$61,957
a	51job Inc., ADR	Professional Services	612	47,663
a	58.com Inc., ADR	Interactive Media & Services	2,592	170,243
	Agile Group Holdings Ltd.	Real Estate Management & Development	36,000	58,242
	Agricultural Bank of China Ltd., H	Banks	828,000	381,832
	Air China Ltd., H	Airlines	54,000	66,451
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	32,013	5,840,772
a	Alibaba Health Information Technology Ltd.	Health Care Technology	90,000	103,988
a	Aluminum Corp. of China Ltd., H	Metals & Mining	108,000	39,761
	Angang Steel Co. Ltd., H	Metals & Mining	36,000	26,324
	Anhui Conch Cement Co. Ltd., H	Construction Materials	31,500	192,412
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	11,855
	Anhui Gujing Distillery Co. Ltd., B	Beverages	3,600	27,810
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	31,000	210,880
a	Autohome Inc., ADR	Interactive Media & Services	1,485	156,103
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	63,000	40,208
	BAIC Motor Corp. Ltd., H	Automobiles	40,500	26,467
a	Baidu Inc., ADR	Interactive Media & Services	7,353	1,212,142
	Bank of China Ltd., H	Banks	2,043,000	926,513
	Bank of Communications Co. Ltd., H	Banks	207,000	169,556
	BBMG Corp., H	Construction Materials	63,000	23,114
a	BeiGene Ltd., ADR	Biotechnology	882	116,424
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	44,000	41,758
	Beijing Enterprises Holdings Ltd.	Gas Utilities	13,500	76,529
a	Beijing Enterprises Water Group Ltd.	Water Utilities	108,000	66,727
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	36,000	7,705
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	18,000	6,099
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	10,800	3,302
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	25,200	9,695
	Brilliance China Automotive Holdings Ltd.	Automobiles	72,000	71,358
	BYD Co. Ltd., H	Automobiles	18,000	108,459
	BYD Electronic International Co. Ltd.	Communications Equipment	22,500	29,007
a	CAR Inc.	Road & Rail	18,000	15,524
	Central China Securities Co. Ltd., H	Capital Markets	27,000	8,255
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	297,000	82,858
	China Agri-Industries Holdings Ltd.	Food Products	54,000	18,505
	China Bluechemical Ltd.	Chemicals	54,000	17,542
	China Cinda Asset Management Co. Ltd., H	Capital Markets	252,000	69,983
	China CITIC Bank Corp. Ltd., H	Banks	225,000	143,313
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	54,000	22,357
	China Communications Construction Co. Ltd., H	Construction & Engineering	117,000	121,025
	China Communications Services Corp. Ltd.	Diversified Telecommunication Services	72,000	64,204
	China Conch Venture Holdings Ltd.	Machinery	45,000	161,084
	China Construction Bank Corp., H	Banks	2,376,000	2,037,017
	China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	90,000	13,070
	China Eastern Airlines Corp. Ltd., H	Airlines	36,000	25,544
	China Everbright Bank Co. Ltd., H	Banks	81,000	38,282
	China Everbright International Ltd.	Commercial Services & Supplies	99,000	100,640
	China Everbright Ltd.	Capital Markets	18,000	35,679

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Evergrande Group	Real Estate Management & Development	54,000	$179,543
	China Foods Ltd.	Food Products	18,000	7,108
	China Galaxy Securities Co. Ltd., H	Capital Markets	99,000	65,076
	China Hongqiao Group Ltd.	Metals & Mining	58,500	44,043
	China Huarong Asset Management Co. Ltd., H	Capital Markets	261,000	55,525
	China International Capital Corp. Ltd., H	Capital Markets	25,200	58,362
	China International Marine Containers (Group) Co. Ltd.	Machinery	11,700	14,964
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	144,000	93,922
	China Life Insurance Co. Ltd., H	Insurance	198,000	532,207
a	China Literature Ltd.	Media	5,400	25,280
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	2,763	116,433
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	90,000	62,599
	China Machinery Engineering Corp., H	Construction & Engineering	27,000	13,758
	China Medical System Holdings Ltd.	Pharmaceuticals	27,000	26,175
	China Merchants Bank Co. Ltd., H	Banks	99,000	481,130
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	36,000	76,678
	China Merchants Securities Co. Ltd.	Capital Markets	25,200	35,698
	China Minsheng Banking Corp. Ltd., H	Banks	171,000	124,166
	China Mobile Ltd.	Wireless Telecommunication Services	139,500	1,421,665
	China Molybdenum Co. Ltd., H	Metals & Mining	108,000	45,126
	China National Building Material Co. Ltd., H	Construction Materials	108,000	85,162
	China Oilfield Services Ltd., H	Energy Equipment & Services	54,000	58,334
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	108,000	409,990
	China Pacific Insurance Group Co. Ltd., H	Insurance	68,400	268,374
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	666,000	525,168
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	117,000	29,958
	China Railway Construction Corp. Ltd., H	Construction & Engineering	45,000	58,930
	China Railway Group Ltd., H	Construction & Engineering	99,000	90,299
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	45,000	35,599
	China Reinsurance Group Corp., H	Insurance	180,000	38,064
	China Resources Beer Holdings Co. Ltd.	Beverages	42,300	178,092
	China Resources Cement Holdings Ltd.	Construction Materials	54,000	55,720
	China Resources Gas Group Ltd.	Gas Utilities	21,600	101,810
	China Resources Land Ltd.	Real Estate Management & Development	72,000	322,856
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	45,000	63,631
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	54,000	81,172
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	90,000	205,224
	China South City Holdings Ltd.	Real Estate Management & Development	90,000	14,446
	China Southern Airlines Co. Ltd., H	Airlines	36,000	32,194
	China State Construction International Holdings Ltd.	Construction & Engineering	54,000	50,561
	China Taiping Insurance Holdings Co. Ltd.	Insurance	39,600	118,044
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	378,000	209,948
a	China Tower Corp. Ltd., H	Diversified Telecommunication Services	918,000	212,837
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	54,000	32,125
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	162,000	205,339
	China Vanke Co. Ltd., H	Real Estate Management & Development	35,100	147,555
	China Zhongwang Holdings Ltd.	Metals & Mining	36,000	19,628
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	22,500	11,952

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	72,000	$41,549
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	90,000	68,217
	CIMC Enric Holdings Ltd.	Machinery	18,000	18,459
	Citic Pacific Ltd.	Industrial Conglomerates	135,000	201,555
	CITIC Securities Co. Ltd., H	Capital Markets	63,000	146,707
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	423,000	792,120
a	COSCO SHIPPING Development Co. Ltd., H	Marine	99,000	12,990
	COSCO Shipping Energy Transportation Co. Ltd., H	Marine	36,000	20,637
a	COSCO Shipping Holdings Co. Ltd.	Marine	63,000	26,163
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	54,000	58,334
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	189,000	295,179
a	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	27,000	50,286
	CRRC Corp. Ltd., H	Machinery	108,000	101,810
	CSC Financial Co. Ltd., H	Capital Markets	22,500	20,007
	CSG Holding Co. Ltd.	Construction Materials	27,000	10,491
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	126,000	234,345
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	10,134	442,754
	Dali Foods Group Co. Ltd.	Food Products	54,000	40,380
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	72,000	19,261
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	20,700	11,137
a	Dongfang Electric Corp. Ltd., H	Electrical Equipment	9,000	7,303
	Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	72,092
	ENN Energy Holdings Ltd.	Gas Utilities	19,800	191,443
	Everbright Securities Co. Ltd., H	Capital Markets	5,400	5,373
	Far East Horizon Ltd.	Diversified Financial Services	54,000	57,233
	Fosun International Ltd.	Industrial Conglomerates	58,500	99,115
	Future Land Development Holdings Ltd.	Real Estate Management & Development	36,000	44,576
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	14,400	48,337
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	333,000	23,331
a	GDS Holdings Ltd., ADR	IT Services	1,152	41,115
	Geely Automobile Holdings Ltd.	Automobiles	126,000	240,766
a	Genscript Biotech Corp.	Life Sciences Tools & Services	18,000	33,982
	GF Securities Co. Ltd., H	Capital Markets	41,400	59,490
a	GOME Electrical Appliances Holding Ltd.	Specialty Retail	297,000	27,619
	Great Wall Motor Co. Ltd., H	Automobiles	81,000	60,776
	Greentown China Holdings Ltd.	Real Estate Management & Development	22,500	22,471
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	21,600	7,870
	Guangdong Investment Ltd.	Water Utilities	72,000	139,048
	Guangshen Railway Co. Ltd., H	Road & Rail	36,000	14,033
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	90,000	106,281
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,300	27,768
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	28,800	62,296
	Guotai Junan Securities Co. Ltd.	Capital Markets	21,600	48,153
a,b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	9,000	28,777
	Haier Electronics Group Co. Ltd.	Household Durables	36,000	104,561
	Haitian International Holdings Ltd.	Machinery	18,000	40,907
	Haitong Securities Co. Ltd., H	Capital Markets	90,000	116,485

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Health & Happiness H&H International Holdings Ltd.	Food Products	4,500	$28,175
	Hengan International Group Co. Ltd.	Personal Products	18,000	157,759
a	HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	468,000	14,189
	Hopson Development Holdings Ltd.	Real Estate Management & Development	18,000	17,542
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	72,000	15,959
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	36,000	14,813
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	108,000	62,737
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	144,000	39,990
	Huatai Securities Co. Ltd., H	Capital Markets	46,800	93,601
	Huaxin Cement Co. Ltd., B	Construction Materials	1,800	3,649
	Industrial and Commercial Bank of China Ltd., H	Banks	2,079,000	1,522,844
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	27,900	34,345
a	Iqiyi Inc., ADR	Entertainment	3,420	81,806
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	21,267	641,200
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	36,000	50,905
a	Jiangxi Bank Co. Ltd., H	Banks	31,500	25,922
	Jiangxi Copper Co. Ltd., H	Metals & Mining	36,000	47,786
	Jiayuan International Group Ltd.	Real Estate Management & Development	36,000	19,032
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	18,000	63,860
	Kingsoft Corp. Ltd.	Software	27,000	68,653
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	72,000	75,211
	KWG Group Holdings Ltd.	Real Estate Management & Development	27,000	32,572
	Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	4,500	15,737
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	10,800	28,686
a	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	40,500	63,562
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	3,600	12,520
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	18,000	29,809
	Longfor Group Holdings Ltd.	Real Estate Management & Development	40,500	142,654
	Luye Pharma Group Ltd.	Pharmaceuticals	45,000	39,325
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	36,000	17,610
a,b	Meitu Inc., Reg S	Technology Hardware, Storage & Peripherals	49,500	23,268
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	13,500	90,975
	Metallurgical Corp. of China Ltd.	Construction & Engineering	81,000	23,939
a	Momo Inc., ADR	Interactive Media & Services	2,619	100,151
	NetEase Inc., ADR	Entertainment	1,908	460,687
	New China Life Insurance Co. Ltd., H	Insurance	23,400	119,236
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,663	330,000
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	45,000	42,879
a	NIO Inc., ADR	Automobiles	4,149	21,160
	Orient Securities Co. Ltd. of China, H	Capital Markets	21,600	17,335
	People’s Insurance Co. Group of China Ltd., H	Insurance	216,000	92,454
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	558,000	361,814
	PICC Property and Casualty Co. Ltd., H	Insurance	180,000	204,536
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,880	71,424
a,b	Ping An Healthcare and Technology Co. Ltd., RegS	Health Care Technology	4,500	25,395
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	135,000	1,511,666
	Poly Property Group Co. Ltd.	Real Estate Management & Development	63,000	24,558
	Postal Savings Bank of China Co. Ltd., H	Banks	234,000	133,843
a,b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	27,000	18,952

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	14,400	$13,923
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	18,900	11,918
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	13,500	8,685
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	36,000	34,395
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	4,500	4,739
	Shanghai Baosight Software Co. Ltd., B	Software	6,300	13,986
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	10,800	7,625
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	72,000	27,333
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	13,500	48,755
	Shanghai Haixin Group Co., B	Pharmaceuticals	10,800	5,443
	Shanghai Huayi Group Co. Ltd., B	Chemicals	6,300	5,941
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	9,000	21,187
	Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	4,500	9,954
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	4,500	4,851
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	7,200	9,158
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	24,300	35,672
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	5,400	10,114
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	22,500	49,013
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	12,600	6,691
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	5,400	7,430
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	19,640	7,856
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	900	3,497
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	18,000	21,096
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	22,500	47,752
	Shenzhen Investment Ltd.	Real Estate Management & Development	90,000	34,395
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	18,900	253,286
	Shimao Property Holdings Ltd.	Real Estate Management & Development	31,500	98,513
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	18,000	5,916
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	108,000	26,140
a	SINA Corp.	Interactive Media & Services	1,656	98,101
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	81,000	35,496
a	Sinofert Holdings Ltd.	Chemicals	54,000	6,741
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	40,500	39,520
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	54,000	6,191
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	90,000	42,879
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	28,800	119,970
	Sinotrans Ltd., H	Air Freight & Logistics	54,000	23,182
	Sinotruk Hong Kong Ltd.	Machinery	18,000	38,293
a	Soho China Ltd.	Real Estate Management & Development	49,500	20,809
	Sunac China Holdings Ltd.	Real Estate Management & Development	63,000	313,798
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	17,100	204,221
a	TAL Education Group, ADR	Diversified Consumer Services	8,541	308,159
	Tencent Holdings Ltd.	Interactive Media & Services	151,200	6,953,318
a	Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	18,000	7,659
	TravelSky Technology Ltd., H	IT Services	27,000	71,370
	Tsingtao Brewery Co. Ltd., H	Beverages	9,900	46,663
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	11,367	91,277
a	Weibo Corp., ADR	Interactive Media & Services	1,314	81,455

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Weichai Power Co. Ltd., H	Machinery	54,000	$86,263
	Weifu High-Technology Co. Ltd., B	Auto Components	3,600	7,691
a,b	Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	13,500	131,303
	Wuxi Little Swan Co. Ltd., B	Household Durables	2,700	18,223
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	239,400	347,056
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	9,000	7,005
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	14,400	20,729
a	Xinjiang Goldwind Science & Technology Co. Ltd., rts., 4/23/19	Electrical Equipment	2,432	957
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	4,500	12,067
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	5,400	12,073
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	54,000	53,037
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	162,000	39,004
a	YY Inc., ADR	Interactive Media & Services	1,098	92,243
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	27,000	27,035
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	36,000	41,274
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	8,100	29,098
	Zhongsheng Group Holdings Ltd.	Specialty Retail	18,000	44,668
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	13,500	79,797
	Zijin Mining Group Co. Ltd., H	Metals & Mining	162,000	67,070
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	36,000	17,840
a	ZTE Corp., H	Communications Equipment	19,800	59,526
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	8,793	160,736

				42,628,076

	Hong Kong 1.2%
a	Alibaba Pictures Group Ltd.	Entertainment	360,000	63,746
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	72,000	17,610
	China Gas Holdings Ltd.	Gas Utilities	43,200	151,889
a	Fullshare Holdings Ltd.	Electrical Equipment	202,500	27,086
	Kingboard Laminates Holdings Ltd.	Chemicals	27,000	28,376
a	Landing International Development Ltd.	Real Estate Management & Development	43,200	12,327
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	36,000	30,681
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	171,000	155,970

				487,685

	Singapore 0.2%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	56,700	62,791
	Yanlord Land Group Ltd.	Real Estate Management & Development	17,100	17,169

				79,960

	Total Investments (Cost $46,234,082) 99.9%			43,195,721
	Other Assets, less Liabilities 0.1%			24,701

	Net Assets 100.0%			$43,220,422

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $395,434, representing 0.9% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $28,777, representing 0.1% of net assets.

See Abbreviations on page 322.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.86	0.24

Net realized and unrealized gains (losses)	(1.79)	(0.30)

Total from investment operations	(0.93)	(0.06)

Less distributions from net investment income	(0.81)	(0.01)

Net asset value, end of year	$23.24	$24.98

Total return[d]	(3.69)%	(0.26)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	3.61%	2.35%

Supplemental data

Net assets, end of year (000’s)	$74,359	$104,911

Portfolio turnover rate[f]	5.81%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.3%
	Austria 0.4%
	Andritz AG	Machinery	592	$25,419
	Erste Group Bank AG	Banks	2,400	88,283
	OMV AG	Oil, Gas & Consumable Fuels	1,184	64,306
	Raiffeisen Bank International AG	Banks	1,088	24,445
a	Telekom Austria AG	Diversified Telecommunication Services	1,152	8,382
	Verbund AG	Electric Utilities	528	25,363
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	336	8,640
	Voestalpine AG	Metals & Mining	944	28,693

				273,531

	Belgium 1.7%
	Ackermans & van Haaren NV	Diversified Financial Services	192	28,997
	Ageas	Insurance	1,616	78,025
	Anheuser-Busch InBev SA	Beverages	6,352	533,214
	Colruyt SA	Food & Staples Retailing	416	30,782
a	Galapagos NV	Biotechnology	400	46,666
	Groupe Bruxelles Lambert SA	Diversified Financial Services	624	60,691
	KBC Groep NV	Banks	2,272	158,883
	Proximus SADP	Diversified Telecommunication Services	1,168	33,718
	Sofina SA	Diversified Financial Services	144	28,037
	Solvay SA	Chemicals	576	62,335
	Telenet Group Holding NV	Media	400	19,259
	UCB SA	Pharmaceuticals	1,008	86,653
	Umicore SA	Chemicals	1,744	77,527

				1,244,787

	Denmark 2.8%
	A.P. Moeller-Maersk AS, A	Marine	32	38,745
	A.P. Moeller-Maersk AS, B	Marine	48	60,947
	Ambu AS, B	Health Care Equipment & Supplies	1,440	38,141
	Carlsberg AS, B	Beverages	880	110,016
	Chr. Hansen Holding AS	Chemicals	816	82,795
	Coloplast AS, B	Health Care Equipment & Supplies	1,136	124,763
	Danske Bank AS	Banks	5,424	95,286
	DSV AS	Road & Rail	1,520	125,831
a	Genmab AS	Biotechnology	464	80,606
	GN Store Nord A/S	Health Care Equipment & Supplies	1,088	50,565
	H. Lundbeck AS	Pharmaceuticals	496	21,485
	ISS AS	Commercial Services & Supplies	1,584	48,244
	Jyske Bank AS	Banks	592	22,892
	Novo Nordisk AS, B	Pharmaceuticals	14,192	743,684
	Novozymes AS	Chemicals	1,680	77,321
	Orsted AS	Electric Utilities	1,248	94,680
	Pandora AS	Textiles, Apparel & Luxury Goods	784	36,744
	Rockwool International AS, B	Building Products	64	15,007
	Tryg AS	Insurance	1,136	31,199
	Vestas Wind Systems AS	Electrical Equipment	1,632	137,460
	William Demant Holding A/S	Health Care Equipment & Supplies	864	25,574

				2,061,985

	Finland 2.0%
	Elisa OYJ	Diversified Telecommunication Services	1,200	54,193
b	Fortum OYJ, Reg S	Electric Utilities	3,616	74,018
	Huhtamaki OYJ	Containers & Packaging	688	25,624
	Kesko OYJ	Food & Staples Retailing	560	34,106
	Kone OYJ, B	Machinery	3,184	160,739
	Metso OYJ	Machinery	880	30,295

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		1,152	$122,885
	Nokia OYJ, A	Communications Equipment		46,320	263,901
	Nokian Renkaat OYJ	Auto Components		1,120	37,527
	Nordea Bank Abp	Banks		26,464	202,271
	Orion OYJ	Pharmaceuticals		848	31,822
	Sampo OYJ, A	Insurance		4,064	184,401
	Stora Enso OYJ, R	Paper & Forest Products		4,784	58,525
	UPM-Kymmene OYJ	Paper & Forest Products		4,464	130,322
	Wartsila OYJ ABP	Machinery		3,888	62,800

					1,473,429

	France 16.6%
	Accor SA	Hotels, Restaurants & Leisure		1,712	69,415
	Aeroports de Paris SA	Transportation Infrastructure		240	46,459
a	Air France-KLM	Airlines		1,808	20,352
	Air Liquide SA	Chemicals		3,488	443,935
	Airbus SE	Aerospace & Defense		4,560	603,671
c	ALD SA, 144A	Road & Rail		720	10,065
	Alstom SA	Machinery		1,280	55,506
	Amundi SA	Capital Markets		544	34,268
	ArcelorMittal	Metals & Mining		5,040	102,193
	Arkema SA	Chemicals		592	56,409
	Atos SE	IT Services		784	75,707
	AXA SA	Insurance		15,888	400,148
	Biomerieux	Health Care Equipment & Supplies		352	29,129
	BNP Paribas SA	Banks		8,976	429,453
	Bollore	Air Freight & Logistics		8,861	40,077
	Bouygues SA	Construction & Engineering		1,664	59,509
	Bureau Veritas SA	Professional Services		2,352	55,196
	Capgemini SE	IT Services		1,296	157,309
	Carrefour SA	Food & Staples Retailing		4,592	85,849
	Casino Guichard-Perrachon SA	Food & Staples Retailing		480	20,831
	Cie Generale des Etablissements Michelin SCA	Auto Components		1,472	174,209
	CNP Assurances	Insurance		1,344	29,609
	Compagnie de Saint-Gobain	Building Products		4,000	145,117
	Covivio	Equity Real Estate Investment Trusts (REITs	)	400	42,489
	Credit Agricole SA	Banks		9,536	115,320
	Danone SA	Food Products		4,960	382,558
	Dassault Aviation SA	Aerospace & Defense		16	23,625
	Dassault Systemes	Software		1,095	163,219
	Edenred	Commercial Services & Supplies		2,002	91,199
	EDF SA	Electric Utilities		4,124	56,447
	Eiffage SA	Construction & Engineering		640	61,557
	Elis SA	Commercial Services & Supplies		1,616	26,002
	Engie SA	Multi-Utilities		13,664	203,750
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		2,416	264,173
	Eurazeo SE	Diversified Financial Services		387	29,114
	Eutelsat Communications SA	Media		1,440	25,216
	Faurecia SA	Auto Components		624	26,261
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	432	63,932
	Getlink SE	Transportation Infrastructure		3,920	59,487
	Hermes International	Textiles, Apparel & Luxury Goods		256	169,078
	ICADE	Equity Real Estate Investment Trusts (REITs	)	304	25,738
	Iliad SA	Diversified Telecommunication Services		208	20,903
	Imerys SA	Construction Materials		320	15,968
	Ingenico Group SA	Electronic Equipment, Instruments & Components		479	34,218

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Ipsen SA	Pharmaceuticals		288	$39,517
	JCDecaux SA	Media		608	18,515
	Kering SA	Textiles, Apparel & Luxury Goods		608	348,993
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	1,728	60,498
	L’Oreal SA	Personal Products		2,000	538,519
	Lagardere SCA	Media		960	24,706
	Legrand SA	Electrical Equipment		2,224	148,984
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		2,064	759,929
	Natixis SA	Capital Markets		6,992	37,457
	Orange SA	Diversified Telecommunication Services		16,032	261,022
	Orpea	Health Care Providers & Services		352	42,291
	Pernod Ricard SA	Beverages		1,760	316,195
	Peugeot SA	Automobiles		4,560	111,313
	Plastic Omnium SA	Auto Components		528	14,069
	Publicis Groupe	Media		1,712	91,752
	Remy Cointreau SA	Beverages		212	28,303
	Renault SA	Automobiles		1,536	101,602
	Rexel SA	Trading Companies & Distributors		2,528	28,542
	Rubis SCA	Gas Utilities		736	40,180
	Safran SA	Aerospace & Defense		2,688	368,977
	Sanofi	Pharmaceuticals		9,024	797,841
	Sartorius Stedim Biotech	Life Sciences Tools & Services		208	26,368
	Schneider Electric SE	Electrical Equipment		4,256	334,233
	SCOR SE	Insurance		1,296	55,240
	SEB SA	Household Durables		224	37,728
	Societe BIC SA	Commercial Services & Supplies		224	19,983
	Societe Generale SA	Banks		5,888	170,407
	Sodexo SA	Hotels, Restaurants & Leisure		720	79,358
	Suez	Multi-Utilities		3,040	40,313
	Teleperformance	Professional Services		480	86,343
	Thales SA	Aerospace & Defense		832	99,727
	Total SA	Oil, Gas & Consumable Fuels		20,720	1,152,105
a	UbiSoft Entertainment SA	Entertainment		736	65,584
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	1,120	183,784
	Valeo SA	Auto Components		2,000	58,051
	Veolia Environnement SA	Multi-Utilities		4,096	91,662
	Vinci SA	Construction & Engineering		3,856	375,472
	Vivendi SA	Media		7,968	231,098
	Wendel SA	Diversified Financial Services		240	30,263
a,b	Worldline SA, Reg S	IT Services		336	19,920

					12,381,514

	Germany 12.6%
	1&1 Drillisch AG	Wireless Telecommunication Services		400	14,256
	Adidas AG	Textiles, Apparel & Luxury Goods		1,568	381,352
	Allianz SE	Insurance		3,504	780,126
	Aroundtown SA	Real Estate Management & Development		5,664	46,745
	Axel Springer SE	Media		368	19,024
	BASF SE	Chemicals		7,600	559,211
	Bayer AG	Pharmaceuticals		7,792	503,957
	Bayerische Motoren Werke AG	Automobiles		2,672	206,268
	Beiersdorf AG	Personal Products		832	86,639
	Brenntag AG	Trading Companies & Distributors		1,296	66,794
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		288	24,076
a	Commerzbank AG	Banks		8,736	67,684
	Continental AG	Auto Components		912	137,426

180	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Covestro AG	Chemicals	1,312	$72,215
	Daimler AG	Automobiles	7,136	418,661
a	Delivery Hero SE	Internet & Direct Marketing Retail	896	32,396
	Deutsche Bank AG	Capital Markets	16,992	138,517
	Deutsche Boerse AG	Capital Markets	1,504	193,026
	Deutsche Lufthansa AG	Airlines	2,016	44,289
	Deutsche Post AG	Air Freight & Logistics	8,032	261,543
	Deutsche Telekom AG	Diversified Telecommunication Services	26,576	441,496
	Deutsche Wohnen SE	Real Estate Management & Development	2,976	144,457
a,c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	288	10,025
	E.ON SE	Multi-Utilities	17,888	199,088
	Evonik Industries AG	Chemicals	1,440	39,258
	Fielmann AG	Specialty Retail	224	15,468
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	304	23,293
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,776	143,382
	Fresenius SE and Co. KGaA	Health Care Providers & Services	3,376	188,627
	Fuchs Petrolub SE	Chemicals	304	11,981
	GEA Group AG	Machinery	1,296	33,979
	Grenkeleasing AG	Consumer Finance	192	18,681
	Hannover Rueck SE	Insurance	496	71,287
	Hapag-Lloyd AG	Marine	320	10,133
	HeidelbergCement AG	Construction Materials	1,248	89,908
	Hella GmbH & Co. KGaA	Auto Components	368	16,198
	Henkel AG & Co. KGaA	Household Products	848	80,697
	Hochtief AG	Construction & Engineering	160	23,176
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	544	37,187
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	9,520	189,044
a	Innogy SE	Multi-Utilities	1,072	45,921
	K+S AG	Chemicals	1,600	29,356
	KION Group AG	Machinery	592	30,970
a	Knorr-Bremse AG	Machinery	400	39,762
	Lanxess AG	Chemicals	768	40,996
	LEG Immobilien AG	Real Estate Management & Development	528	64,889
	Merck KGaA	Pharmaceuticals	1,088	124,182
	METRO AG	Food & Staples Retailing	1,424	23,648
	MTU Aero Engines AG	Aerospace & Defense	432	97,887
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,232	291,887
	Osram Licht AG	Electrical Equipment	800	27,559
	ProSiebenSat.1 Media SE	Media	1,920	27,423
	Puma SE	Textiles, Apparel & Luxury Goods	64	37,153
	Rational AG	Machinery	32	19,762
	Rheinmetall AG	Industrial Conglomerates	368	38,379
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	496	12,587
	RWE AG	Multi-Utilities	4,368	117,220
	SAP SE	Software	8,016	927,079
b	Scout24 AG, Reg S	Interactive Media & Services	928	48,099
	Siemens AG	Industrial Conglomerates	6,368	686,001
	Siemens Healthineers AG	Health Care Equipment & Supplies	1,152	48,054
	Suedzucker AG	Food Products	656	8,375
	Symrise AG	Chemicals	1,072	96,681
a	Talanx AG	Insurance	336	12,963
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	5,616	17,650
	thyssenkrupp AG	Metals & Mining	3,904	53,677

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	TUI AG	Hotels, Restaurants & Leisure	3,648	$34,967
	Uniper SE	Independent Power and Renewable Electricity Producers	1,648	49,759
	United Internet AG	Diversified Telecommunication Services	976	35,650
	Volkswagen AG	Automobiles	272	44,316
	Vonovia SE	Real Estate Management & Development	4,288	222,539
	Wacker Chemie AG	Chemicals	128	11,038
	Wirecard AG	IT Services	960	120,405
a,c	Zalando SE, 144A	Internet & Direct Marketing Retail	1,072	41,828

				9,370,232

	Ireland 0.8%
	AIB Group PLC	Banks	5,696	25,596
	Bank of Ireland Group PLC	Banks	7,776	46,363
	CRH PLC	Construction Materials	6,768	209,452
	Glanbia PLC	Food Products	1,776	34,519
	Kerry Group PLC	Food Products	1,232	137,644
	Kingspan Group PLC	Building Products	1,296	60,042
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	688	53,297
	Smurfit Kappa Group PLC	Containers & Packaging	1,984	55,686

				622,599

	Italy 3.6%
	A2A SpA	Multi-Utilities	12,928	23,611
	Assicurazioni Generali SpA	Insurance	10,592	196,238
	Atlantia SpA	Transportation Infrastructure	4,448	115,322
	Banca Mediolanum SpA	Diversified Financial Services	2,096	14,862
a	Banco BPM SpA	Banks	12,704	26,273
	Buzzi Unicem SpA	Construction Materials	592	12,121
	Buzzi Unicem SpA, di Risp	Construction Materials	352	4,585
	Davide Campari-Milano SpA	Beverages	4,752	46,688
	DiaSorin SpA	Health Care Equipment & Supplies	176	17,727
	Enel SpA	Electric Utilities	64,976	416,154
	Eni SpA	Oil, Gas & Consumable Fuels	20,608	364,543
	Ferrari NV	Automobiles	1,056	141,695
	FinecoBank Banca Fineco SpA	Banks	3,280	43,183
	Hera SpA	Multi-Utilities	7,040	25,485
	Intesa Sanpaolo SpA	Banks	125,296	305,435
	Italgas Reti SpA	Gas Utilities	4,096	25,314
	Leonardo SpA	Aerospace & Defense	3,248	37,783
a	Mediaset SpA	Media	2,880	8,802
	Mediobanca Banca di Credito Finanziario SpA	Banks	6,224	64,729
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,376	55,498
a	Pirelli & C SpA	Auto Components	3,216	20,720
b	Poste Italiane SpA, Reg S	Insurance	3,872	37,703
	Prysmian SpA	Electrical Equipment	2,320	43,933
	Recordati SpA	Pharmaceuticals	832	32,426
a	Saipem SpA	Energy Equipment & Services	4,784	25,328
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	624	13,397
	Snam SpA	Oil, Gas & Consumable Fuels	19,808	101,843
a	Telecom Italia SpA	Diversified Telecommunication Services	87,600	54,532
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	50,528	28,731
	Tenaris SA	Energy Equipment & Services	3,920	55,086
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	11,824	74,986
	UniCredit SpA	Banks	18,384	235,902
	Unione di Banche Italiane SpA	Banks	8,224	21,774

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	UnipolSai Assicurazioni SpA	Insurance	4,944	$13,345

				2,705,754

	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	96	39,776
	RTL Group SA	Media	336	18,373
	SES SA, IDR	Media	2,944	45,833

				103,982

	Netherlands 4.2%
	Aalberts Industries NV	Machinery	800	27,694
	ABN AMRO Group NV, GDR	Banks	3,472	78,361
a	Adyen NV	IT Services	64	50,160
	Aegon NV	Insurance	15,460	74,367
	Akzo Nobel NV	Chemicals	1,888	167,454
	ASML Holding NV	Semiconductors & Semiconductor Equipment	3,328	624,800
	ASR Nederland NV	Insurance	1,040	43,324
	Boskalis Westminster	Construction & Engineering	704	18,221
	EXOR NV	Diversified Financial Services	896	58,252
	Grandvision NV	Specialty Retail	416	9,015
	Heineken Holding NV	Beverages	880	88,238
	Heineken NV	Beverages	1,968	207,895
	ING Groep NV	Banks	32,480	393,294
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	9,216	245,511
	Koninklijke DSM NV	Chemicals	1,424	155,353
	Koninklijke KPN NV	Diversified Telecommunication Services	27,616	87,630
	Koninklijke Philips NV	Health Care Equipment & Supplies	7,616	310,552
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	560	26,824
	NN Group NV	Insurance	2,794	116,172
a	OCI NV	Chemicals	800	22,008
a	QIAGEN NV	Life Sciences Tools & Services	1,856	75,316
	Randstad NV	Professional Services	928	45,296
	Signify NV	Electrical Equipment	784	20,996
	Wolters Kluwer NV	Professional Services	2,240	152,672

				3,099,405

	Norway 1.2%
	Aker ASA	Diversified Financial Services	240	18,338
	Aker BP ASA	Oil, Gas & Consumable Fuels	848	30,231
	DNB ASA	Banks	8,912	164,339
	Equinor ASA	Oil, Gas & Consumable Fuels	8,208	179,999
	Gjensidige Forsikring ASA	Insurance	1,392	24,085
	Leroy Seafood Group ASA	Food Products	2,112	15,343
a	Mowi ASA	Food Products	3,600	80,473
	Norsk Hydro ASA	Metals & Mining	11,168	45,325
	Orkla ASA	Food Products	6,496	49,937
	Salmar ASA	Food Products	432	20,758
	Schibsted ASA, A	Media	672	26,422
	Schibsted ASA, B	Media	880	31,576
	Telenor ASA	Diversified Telecommunication Services	5,696	114,230
	Yara International ASA	Chemicals	1,456	59,649

				860,705

	Poland 0.6%
	Bank Pekao SA	Banks	1,312	37,644
a	CD Projekt SA	Entertainment	512	26,709
a	Cyfrowy Polsat SA	Media	2,128	14,254

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Poland (continued)
a	Dino Polska SA	Food & Staples Retailing		400	$12,624
	Grupa Lotos SA	Oil, Gas & Consumable Fuels		832	18,099
a	KGHM Polska Miedz SA	Metals & Mining		1,152	32,152
	LPP SA	Textiles, Apparel & Luxury Goods		7	15,200
	mBank SA	Banks		128	14,196
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		6,096	15,805
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		2,544	64,790
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		14,160	23,102
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		7,136	71,810
	Powszechny Zalkad Ubezpieczen SA	Insurance		4,720	49,861
	Santander Bank Polska SA	Banks		256	25,441

					421,687

	Portugal 0.2%
	EDP- Energias de Portugal SA	Electric Utilities		18,976	74,682
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		4,304	69,011
	Jeronimo Martins SGPS SA	Food & Staples Retailing		2,048	30,240

					173,933

	Russia 0.1%
	Veon Ltd.	Wireless Telecommunication Services		5,440	11,789
	Evraz PLC	Metals & Mining		4,096	33,113
	Polymetal International PLC	Metals & Mining		2,160	24,329

					69,231

	South Africa 0.0%†
	Investec PLC	Capital Markets		5,328	30,707

	Spain 4.7%
	Acciona SA	Electric Utilities		144	16,056
	Acerinox SA	Metals & Mining		1,696	16,823
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		2,096	92,163
	Aena SME SA	Transportation Infrastructure		544	98,038
	Amadeus IT Group SA, A	IT Services		3,440	275,790
	Banco Bilbao Vizcaya Argentaria SA	Banks		55,168	315,488
	Banco de Sabadell SA	Banks		46,944	46,797
	Banco Santander SA	Banks		133,152	619,643
	Bankia SA	Banks		9,424	24,444
	Bankinter SA	Banks		5,744	43,793
	CaixaBank SA	Banks		30,160	94,281
a	Cellnex Telecom SA	Diversified Telecommunication Services		1,643	48,261
	Corporacion Financiera Alba SA	Diversified Financial Services		192	9,529
	Corporacion Mapfre SA	Insurance		8,272	22,812
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		1,280	12,217
	Enagas SA	Oil, Gas & Consumable Fuels		1,904	55,457
	Endesa SA	Electric Utilities		2,656	67,817
	Ferrovial SA	Construction & Engineering		3,978	93,265
a	Fomento de Construcciones y Contratas SA	Construction & Engineering		496	6,483
	Grifols SA	Biotechnology		2,768	77,577
	Iberdrola SA	Electric Utilities		51,104	449,072
	Industria de Diseno Textil SA	Specialty Retail		8,752	257,472
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	2,672	27,497
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	2,800	36,674

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Naturgy Energy Group SA	Gas Utilities	2,592	$72,557
	Red Electrica Corp. SA	Electric Utilities	3,616	77,144
	Repsol SA	Oil, Gas & Consumable Fuels	11,280	193,279
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment	1,872	29,838
	Telefonica SA	Diversified Telecommunication Services	37,760	316,677
	Zardoya Otis SA	Machinery	1,488	12,330

				3,509,274

	Sweden 4.2%
	Alfa Laval AB	Machinery	2,624	60,371
	Assa Abloy AB, B	Building Products	7,520	162,719
	Atlas Copco AB	Machinery	3,168	78,591
	Atlas Copco AB, A	Machinery	5,216	140,392
	Boliden AB	Metals & Mining	2,288	65,271
	Castellum AB	Real Estate Management & Development	2,224	43,244
	Electrolux AB, B	Household Durables	2,064	53,161
	Elekta AB, B	Health Care Equipment & Supplies	2,800	34,897
a	Epiroc AB, A	Machinery	5,264	53,268
a	Epiroc AB, B	Machinery	3,168	30,398
	Ericsson, B	Communications Equipment	24,736	227,804
	Essity AB, B	Household Products	5,152	148,917
a	Fastighets AB Balder, B	Real Estate Management & Development	832	26,731
	Hennes & Mauritz AB, B	Specialty Retail	7,424	124,063
	Hexagon AB, B	Electronic Equipment, Instruments & Components	2,096	109,599
	Husqvarna AB, B	Household Durables	3,120	25,544
	ICA Gruppen AB	Food & Staples Retailing	656	26,381
	Industrivarden AB, A	Diversified Financial Services	1,744	37,549
	Industrivarden AB, C	Diversified Financial Services	1,424	29,899
	Investment AB Latour, B	Industrial Conglomerates	1,008	13,530
	Investor AB, A	Diversified Financial Services	1,152	52,015
	Investor AB, B	Diversified Financial Services	3,840	173,343
	Kinnevik AB, B	Diversified Financial Services	1,968	51,092
	L E Lundbergforetagen AB, B	Diversified Financial Services	640	20,286
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,520	51,588
	Nibe Industrier AB	Building Products	2,528	32,447
	Saab AB, B	Aerospace & Defense	840	26,979
	Sandvik AB	Machinery	8,992	146,388
	Securitas AB, B	Commercial Services & Supplies	2,688	43,543
	Skandinaviska Enskilda Banken AB, A	Banks	11,968	103,844
	Skandinaviska Enskilda Banken AB, C	Banks	176	1,630
	Skanska AB, B	Construction & Engineering	2,976	54,192
	SKF AB, B	Machinery	3,184	53,002
	Svenska Cellulosa AB, A	Paper & Forest Products	240	2,342
	Svenska Cellulosa AB, B	Paper & Forest Products	4,960	43,101
	Svenska Handelsbanken AB, A	Banks	12,288	129,964
	Svenska Handelsbanken AB, B	Banks	304	3,284
	Swedbank AB, A	Banks	8,192	116,009
	Swedish Match AB	Tobacco	1,456	74,391
a	Swedish Orphan Biovitrum AB	Biotechnology	1,520	35,741
	Tele2 AB, B	Wireless Telecommunication Services	4,512	60,247
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	304	2,838
	Telia Co. AB	Diversified Telecommunication Services	21,600	97,692
	Trelleborg AB, B	Machinery	2,032	31,536
	Volvo AB, B	Machinery	12,464	193,505

				3,093,328

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland 14.6%
	ABB Ltd.	Electrical Equipment	14,848	$278,950
	Adecco Group AG	Professional Services	1,280	68,274
	Baloise Holding AG	Insurance	384	63,428
	Banque Cantonale Vaudoise	Banks	32	25,641
	Barry Callebaut AG	Food Products	16	28,886
	Chocoladefabriken Lindt & Spruengli AG	Food Products	16	108,766
a	Clariant AG	Chemicals	1,712	35,980
a	Coca-Cola HBC AG	Beverages	1,632	55,610
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	4,272	311,167
a	Credit Suisse Group AG	Capital Markets	20,976	244,429
	DKSH Holding AG	Professional Services	224	12,911
a	Dufry AG	Specialty Retail	272	28,568
	EMS-Chemie Holding AG	Chemicals	64	34,702
	Ferguson PLC	Trading Companies & Distributors	1,904	121,172
	Flughafen Zurich AG	Transportation Infrastructure	160	29,192
	Geberit AG	Building Products	288	117,699
	Georg Fischer AG	Machinery	32	29,143
	Givaudan AG	Chemicals	80	204,358
a	Glencore PLC	Metals & Mining	95,024	393,689
	Helvetia Holding AG	Insurance	48	29,304
a	Julius Baer Group Ltd.	Capital Markets	1,808	73,035
	Kuehne + Nagel International AG	Marine	416	57,060
a	LafargeHolcim Ltd., B	Construction Materials	3,952	195,199
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,200	47,029
a	Lonza Group AG	Life Sciences Tools & Services	592	183,562
	Nestle SA	Food Products	25,056	2,387,604
	Novartis AG	Pharmaceuticals	18,096	1,740,370
a	OC Oerlikon Corp. AG	Machinery	1,680	21,491
	Pargesa Holding SA, B	Diversified Financial Services	352	27,569
	Partners Group Holding AG	Capital Markets	128	93,053
	PSP Swiss Property AG	Real Estate Management & Development	352	38,243
	Roche Holding AG	Pharmaceuticals	224	61,044
	Roche Holding AG	Pharmaceuticals	5,776	1,591,169
	Schindler Holding AG	Machinery	144	29,786
	Schindler Holding AG, PC	Machinery	352	72,952
	SGS SA	Professional Services	48	119,434
	Sika AG	Chemicals	1,152	160,903
	Sonova Holding AG	Health Care Equipment & Supplies	432	85,454
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	5,248	77,578
	Straumann Holding AG	Health Care Equipment & Supplies	80	65,268
	Sulzer AG	Machinery	176	17,160
	Swatch Group AG	Textiles, Apparel & Luxury Goods	240	68,682
	Swatch Group AG	Textiles, Apparel & Luxury Goods	384	21,245
a	Swiss Life Holding AG	Insurance	288	126,808
a	Swiss Prime Site AG	Real Estate Management & Development	640	56,070
	Swiss Re AG	Insurance	2,560	250,062
	Swisscom AG	Diversified Telecommunication Services	208	101,713
a	Temenos AG	Software	496	73,113
a	UBS Group AG	Capital Markets	29,104	352,731
	Vifor Pharma AG	Pharmaceuticals	384	51,918
	Zurich Insurance Group AG	Insurance	1,264	418,330

				10,887,504

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	672	20,000

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom 27.8%
	3i Group PLC	Capital Markets		7,968	$102,249
	Admiral Group PLC	Insurance		1,680	47,504
	Anglo American PLC	Metals & Mining		8,112	217,062
	Antofagasta PLC	Metals & Mining		2,896	36,453
	Ashmore Group PLC	Capital Markets		3,216	17,902
	Ashtead Group PLC	Trading Companies & Distributors		3,904	94,239
	Associated British Foods PLC	Food Products		2,912	92,547
	AstraZeneca PLC	Pharmaceuticals		10,544	842,910
	Auto Trader Group PLC	Interactive Media & Services		7,888	53,612
	Aveva Group PLC	Software		480	20,177
	Aviva PLC	Insurance		32,528	174,798
	B&M European Value Retail SA	Multiline Retail		7,024	34,194
	Babcock International Group PLC	Commercial Services & Supplies		2,112	13,581
	BAE Systems PLC	Aerospace & Defense		25,856	162,529
	Barclays PLC	Banks		140,672	283,533
	Barratt Developments PLC	Household Durables		8,384	65,461
	Bellway PLC	Household Durables		1,024	40,630
	BHP Group PLC	Metals & Mining		17,152	413,161
	BP PLC	Oil, Gas & Consumable Fuels		165,248	1,202,598
	British American Tobacco PLC	Tobacco		18,912	787,107
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	7,792	59,803
	BT Group PLC	Diversified Telecommunication Services		69,200	201,036
	Bunzl PLC	Trading Companies & Distributors		2,816	92,909
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		3,360	85,573
	Capital & Counties Properties PLC	Real Estate Management & Development		6,128	19,212
	Centrica PLC	Multi-Utilities		46,832	69,690
	Cineworld Group PLC	Entertainment		7,760	29,587
	CNH Industrial NV	Machinery		8,544	86,957
a	Cobham PLC	Aerospace & Defense		20,032	28,791
	Compass Group PLC	Hotels, Restaurants & Leisure		13,184	310,003
	ConvaTec Group PLC	Health Care Equipment & Supplies		10,992	20,274
	Croda International PLC	Chemicals		1,056	69,324
	CYBG PLC	Banks		10,080	26,072
	DCC PLC	Industrial Conglomerates		816	70,549
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	832	34,942
	Diageo PLC	Beverages		19,904	813,869
	Direct Line Insurance Group PLC	Insurance		11,520	52,989
	DS Smith PLC	Containers & Packaging		10,407	45,551
	easyJet PLC	Airlines		1,920	27,958
	Experian PLC	Professional Services		7,728	209,355
a	Fiat Chrysler Automobiles NV	Automobiles		9,136	136,149
	Fresnillo PLC	Metals & Mining		1,552	17,611
	G4S PLC	Commercial Services & Supplies		12,960	30,989
	GlaxoSmithKline PLC	Pharmaceuticals		40,592	844,602
	GVC Holdings PLC	Hotels, Restaurants & Leisure		4,544	33,099
	Halma PLC	Electronic Equipment, Instruments & Components		3,168	69,021
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	6,640	29,054
	Hargreaves Lansdown PLC	Capital Markets		2,192	53,227
	Hikma Pharmaceuticals PLC	Pharmaceuticals		1,168	27,266
	Hiscox Ltd.	Insurance		2,272	46,184
	Howden Joinery Group PLC	Trading Companies & Distributors		5,040	31,871
	HSBC Holdings PLC	Banks		167,424	1,359,803
	IMI PLC	Machinery		2,240	27,962
	Imperial Brands PLC	Tobacco		7,856	268,664
	Inchcape PLC	Distributors		3,488	25,952
	Informa PLC	Media		10,384	100,697

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		1,504	$90,444
	International Consolidated Airlines Group SA	Airlines		6,960	46,434
	Intertek Group PLC	Professional Services		1,344	85,061
	ITV PLC	Media		31,200	51,673
	J Sainsbury PLC	Food & Staples Retailing		13,488	41,426
	Jardine Lloyd Thompson Group PLC	Insurance		1,008	25,140
	JD Sports Fashion PLC	Specialty Retail		2,704	17,709
	John Wood Group PLC	Energy Equipment & Services		5,600	37,025
	Johnson Matthey PLC	Chemicals		1,584	64,852
a	Just Eat PLC	Internet & Direct Marketing Retail		4,800	46,972
	KAZ Minerals PLC	Metals & Mining		1,968	16,756
	Kingfisher PLC	Specialty Retail		18,352	56,149
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	5,968	71,032
	Legal & General Group PLC	Insurance		49,536	177,700
	Lloyds Banking Group PLC	Banks		592,864	480,051
	London Stock Exchange Group PLC	Capital Markets		2,624	162,446
	Marks & Spencer Group PLC	Multiline Retail		13,616	49,483
	Mediclinic International PLC	Health Care Providers & Services		3,280	13,027
	Meggitt PLC	Aerospace & Defense		6,480	42,455
	Melrose Industries PLC	Electrical Equipment		38,512	91,910
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		5,872	26,268
	Micro Focus International PLC	Software		3,632	94,488
	Mondi PLC	Paper & Forest Products		3,072	67,970
	National Grid PLC	Multi-Utilities		28,016	310,595
	Next PLC	Multiline Retail		1,088	79,109
a	Ocado Group PLC	Internet & Direct Marketing Retail		3,520	62,861
	Pearson PLC	Media		6,336	69,038
	Pennon Group PLC	Water Utilities		3,488	33,797
	Persimmon PLC	Household Durables		2,576	72,840
	Phoenix Group Holdings PLC	Insurance		4,448	39,268
	Prudential PLC	Insurance		21,440	429,538
	Quilter PLC	Capital Markets		13,264	25,379
	Reckitt Benckiser Group PLC	Household Products		5,200	432,436
	RELX PLC	Professional Services		15,728	336,415
	Renishaw PLC	Electronic Equipment, Instruments & Components		240	11,590
	Rentokil Initial PLC	Commercial Services & Supplies		15,408	70,933
	Rightmove PLC	Interactive Media & Services		7,680	51,038
	Rio Tinto PLC	Metals & Mining		9,280	539,438
a	Rolls-Royce Holdings PLC	Aerospace & Defense		13,760	161,944
	Royal Bank of Scotland Group PLC	Banks		37,152	119,575
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		37,296	1,172,926
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		31,248	988,626
	Royal Mail PLC	Air Freight & Logistics		7,840	24,345
	RPC Group PLC	Containers & Packaging		3,424	35,247
	RSA Insurance Group PLC	Insurance		8,528	56,429
	Schroders PLC	Capital Markets		928	32,673
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	8,992	78,903
	Severn Trent PLC	Water Utilities		1,984	51,085
	Smith & Nephew PLC	Health Care Equipment & Supplies		7,328	145,428
	Smiths Group PLC	Industrial Conglomerates		3,312	61,930
	Spirax-Sarco Engineering PLC	Machinery		608	56,963
	SSE PLC	Electric Utilities		8,496	131,409
	St. James’s Place Capital PLC	Capital Markets		4,368	58,511
	Standard Chartered PLC	Banks		22,688	174,810
	Standard Life Aberdeen PLC	Diversified Financial Services		19,852	68,279
	Subsea 7 SA	Energy Equipment & Services		1,904	23,591

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Tate & Lyle PLC	Food Products	3,888	$36,771
	Taylor Wimpey PLC	Household Durables	27,200	62,185
	TechnipFMC PLC	Energy Equipment & Services	3,632	84,990
	Tesco PLC	Food & Staples Retailing	80,528	243,547
	The Berkeley Group Holdings PLC	Household Durables	1,072	51,531
	The Sage Group PLC	Software	9,056	82,745
	Travis Perkins PLC	Trading Companies & Distributors	2,112	37,731
	Unilever NV, IDR	Personal Products	12,592	732,114
	Unilever PLC	Personal Products	9,152	524,127
	United Utilities Group PLC	Water Utilities	5,712	60,616
	Vodafone Group PLC	Wireless Telecommunication Services	223,840	407,761
	Weir Group PLC	Machinery	2,192	44,501
	Whitbread PLC	Hotels, Restaurants & Leisure	1,536	101,635
	William Morrison Supermarkets PLC	Food & Staples Retailing	18,048	53,514
	WPP PLC	Media	10,448	110,385

				20,656,415

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	1,360	66,721

	Total Common Stocks and Other Equity Interests (Cost $79,497,969)			73,126,723

	Preferred Stocks 0.9%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 6.860%, pfd.	Automobiles	464	30,531
d	Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	592	24,395
d	Henkel AG & Co. KGaA, 1.967%, pfd.	Household Products	1,472	150,408
d	Porsche Automobil Holding SE, 3.146%, pfd.	Automobiles	1,296	81,405
d	RWE AG, 6.316%, pfd.	Multi-Utilities	288	7,680
d	Sartorius AG, 0.739%, pfd.	Health Care Equipment & Supplies	288	49,445
d	Volkswagen AG, 2.822%, pfd.	Automobiles	1,536	242,009

				585,873

	Spain 0.1%
d	Grifols SA, 2.342%, pfd., B	Biotechnology	2,144	42,563

	Total Preferred Stocks (Cost $767,849)			628,436

	Total Investments (Cost $80,265,818) 99.2%			73,755,159
	Other Assets, less Liabilities 0.8%			604,161

	Net Assets 100.0%			$74,359,320

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $179,740, representing 0.2% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $74,505, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	11	$404,136	6/21/19	$4,029
FTSE 100 Index	Long	1	93,970	6/21/19	1,927

Total Futures Contracts					$5,956

*As of period end.

See Abbreviations on page 322.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.79	0.25

Net realized and unrealized gains (losses)	0.62	(1.40)

Total from investment operations	1.41	(1.15)

Less distributions from:

Net investment income	(0.38)	(0.02)

Net realized gains	(2.10)	(—)[d]

Net asset value, end of year	$22.81	$23.88

Total return[e]	6.98%	(4.61)%

Ratios to average net assets[f]

Total expenses	0.09%	0.09%

Net investment income	3.28%	2.47%

Supplemental data

Net assets, end of year (000’s)	$4,563	$33,428

Portfolio turnover rate[g]	26.81%	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Europe Hedged ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 96.2%
	Austria 0.4%
	Andritz AG	Machinery	37	$1,589
	Erste Group Bank AG	Banks	142	5,223
	OMV AG	Oil, Gas & Consumable Fuels	70	3,802
	Raiffeisen Bank International AG	Banks	65	1,460
a	Telekom Austria AG	Diversified Telecommunication Services	53	386
	Verbund AG	Electric Utilities	35	1,681
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	566
	Voestalpine AG	Metals & Mining	56	1,702

				16,409

	Belgium 1.6%
	Ackermans & van Haaren NV	Diversified Financial Services	12	1,812
	Ageas	Insurance	92	4,442
	Anheuser-Busch InBev SA/NV	Beverages	383	32,151
	Colruyt SA	Food & Staples Retailing	25	1,850
a	Galapagos NV	Biotechnology	23	2,683
	Groupe Bruxelles Lambert SA	Diversified Financial Services	38	3,696
	KBC Groep NV	Banks	136	9,511
	Proximus SADP	Diversified Telecommunication Services	67	1,934
	Sofina SA	Diversified Financial Services	9	1,752
	Solvay SA	Chemicals	36	3,896
	Telenet Group Holding NV	Media	23	1,107
	UCB SA	Pharmaceuticals	59	5,072
	Umicore SA	Chemicals	101	4,490

				74,396

	Denmark 2.7%
	A.P. Moeller-Maersk AS, A	Marine	2	2,422
	A.P. Moeller-Maersk AS, B	Marine	3	3,809
	Ambu AS, B	Health Care Equipment & Supplies	86	2,278
	Carlsberg AS, B	Beverages	54	6,751
	Chr. Hansen Holding AS	Chemicals	48	4,870
	Coloplast AS, B	Health Care Equipment & Supplies	66	7,249
	Danske Bank AS	Banks	329	5,780
	DSV AS	Road & Rail	91	7,533
a	Genmab AS	Biotechnology	27	4,690
	GN Store Nord AS	Health Care Equipment & Supplies	65	3,021
	H. Lundbeck AS	Pharmaceuticals	30	1,299
	ISS AS	Commercial Services & Supplies	93	2,833
	Jyske Bank AS	Banks	36	1,392
	Novo Nordisk AS, B	Pharmaceuticals	848	44,437
	Novozymes AS	Chemicals	103	4,740
	Orsted AS	Electric Utilities	76	5,766
	Pandora AS	Textiles, Apparel & Luxury Goods	51	2,390
	Rockwool International AS, B	Building Products	4	938
	Tryg AS	Insurance	59	1,620
	Vestas Wind Systems AS	Electrical Equipment	101	8,507
a	William Demant Holding AS	Health Care Equipment & Supplies	53	1,569

				123,894

	Finland 1.9%
	Elisa OYJ	Diversified Telecommunication Services	70	3,161
b	Fortum OYJ, Reg S	Electric Utilities	217	4,442
	Huhtamaki OYJ	Containers & Packaging	48	1,788
	Kesko OYJ	Food & Staples Retailing	32	1,949
	Kone OYJ, B	Machinery	193	9,743
	Metso OYJ	Machinery	51	1,756

192	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		68	$7,254
	Nokia OYJ, A	Communications Equipment		2,795	15,924
	Nokian Renkaat OYJ	Auto Components		66	2,211
	Nordea Bank Abp	Banks		1,585	12,114
	Orion OYJ	Pharmaceuticals		53	1,989
	Sampo OYJ, A	Insurance		246	11,162
	Stora Enso OYJ, R	Paper & Forest Products		277	3,389
	UPM-Kymmene OYJ	Paper & Forest Products		266	7,766
	Wartsila OYJ ABP	Machinery		225	3,634

					88,282

	France 16.3%
	Accor SA	Hotels, Restaurants & Leisure		101	4,095
	Aeroports de Paris SA	Transportation Infrastructure		14	2,710
a	Air France-KLM	Airlines		109	1,227
	Air Liquide SA	Chemicals		210	26,728
	Airbus SE	Aerospace & Defense		274	36,273
c	ALD SA, 144A	Road & Rail		46	643
	Alstom SA	Machinery		76	3,296
	Amundi SA	Capital Markets		28	1,764
	ArcelorMittal	Metals & Mining		307	6,225
	Arkema SA	Chemicals		37	3,526
	Atos SE	IT Services		46	4,442
	AXA SA	Insurance		956	24,077
	Biomerieux	Health Care Equipment & Supplies		19	1,572
	BNP Paribas SA	Banks		542	25,932
	Bollore	Air Freight & Logistics		514	2,325
	Bouygues SA	Construction & Engineering		102	3,648
	Bureau Veritas SA	Professional Services		131	3,074
	Capgemini SE	IT Services		77	9,346
	Carrefour SA	Food & Staples Retailing		285	5,328
	Casino Guichard-Perrachon SA	Food & Staples Retailing		30	1,302
	Cie Generale des Etablissements Michelin SCA	Auto Components		88	10,415
	CNP Assurances	Insurance		74	1,630
	Compagnie de Saint-Gobain	Building Products		243	8,816
	Covivio	Equity Real Estate Investment Trusts (REITs	)	21	2,231
	Credit Agricole SA	Banks		568	6,869
	Danone SA	Food Products		296	22,830
	Dassault Aviation SA	Aerospace & Defense		1	1,477
	Dassault Systemes	Software		67	9,987
	Edenred	Commercial Services & Supplies		118	5,375
	EDF SA	Electric Utilities		251	3,436
	Eiffage SA	Construction & Engineering		36	3,463
	Elis SA	Commercial Services & Supplies		94	1,512
	Engie SA	Multi-Utilities		819	12,212
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		147	16,073
	Eurazeo SE	Diversified Financial Services		24	1,805
	Eutelsat Communications SA	Media		86	1,506
	Faurecia SA	Auto Components		35	1,473
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	28	4,144
	Getlink SE	Transportation Infrastructure		217	3,293
	Hermes International	Textiles, Apparel & Luxury Goods		15	9,907
	ICADE	Equity Real Estate Investment Trusts (REITs	)	16	1,355
	Iliad SA	Diversified Telecommunication Services		11	1,105
	Imerys SA	Construction Materials		19	948
	Ingenico Group SA	Electronic Equipment, Instruments & Components		33	2,357

franklintempleton.com	Annual Report	193

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Ipsen SA	Pharmaceuticals		17	$2,333
	JCDecaux SA	Media		40	1,218
	Kering SA	Textiles, Apparel & Luxury Goods		37	21,238
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	102	3,571
	L’Oreal SA	Personal Products		120	32,311
	Lagardere SCA	Media		61	1,570
	Legrand SA	Electrical Equipment		138	9,244
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		124	45,655
	Natixis SA	Capital Markets		408	2,186
	Orange SA	Diversified Telecommunication Services		970	15,793
	Orpea	Health Care Providers & Services		22	2,643
	Pernod Ricard SA	Beverages		106	19,043
	Peugeot SA	Automobiles		270	6,591
	Plastic Omnium SA	Auto Components		29	773
	Publicis Groupe	Media		105	5,627
	Remy Cointreau SA	Beverages		12	1,602
	Renault SA	Automobiles		93	6,152
	Rexel SA	Trading Companies & Distributors		144	1,626
	Rubis SCA	Gas Utilities		43	2,347
	Safran SA	Aerospace & Defense		164	22,512
	Sanofi	Pharmaceuticals		539	47,655
	Sartorius Stedim Biotech	Life Sciences Tools & Services		12	1,521
	Schneider Electric SE	Electrical Equipment		254	19,947
	SCOR SE	Insurance		77	3,282
	SEB SA	Household Durables		13	2,190
	Societe BIC SA	Commercial Services & Supplies		13	1,160
	Societe Generale SA	Banks		359	10,390
	Sodexo SA	Hotels, Restaurants & Leisure		43	4,739
	Suez	Multi-Utilities		179	2,374
	Teleperformance	Professional Services		28	5,037
	Thales SA	Aerospace & Defense		50	5,993
	Total SA	Oil, Gas & Consumable Fuels		1,252	69,616
a	UbiSoft Entertainment SA	Entertainment		43	3,832
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	67	10,994
	Valeo SA	Auto Components		116	3,367
	Veolia Environnement SA	Multi-Utilities		245	5,483
	Vinci SA	Construction & Engineering		230	22,396
	Vivendi SA	Media		476	13,805
	Wendel SA	Diversified Financial Services		14	1,765
a,b	Worldline SA, Reg S	IT Services		20	1,186

					742,519

	Germany 12.3%
	1&1 Drillisch AG	Wireless Telecommunication Services		23	820
	Adidas AG	Textiles, Apparel & Luxury Goods		95	23,105
	Allianz SE	Insurance		212	47,199
	Aroundtown SA	Real Estate Management & Development		330	2,723
	Axel Springer SE	Media		24	1,241
	BASF SE	Chemicals		454	33,405
	Bayer AG	Pharmaceuticals		467	30,204
	Bayerische Motoren Werke AG	Automobiles		158	12,197
	Beiersdorf AG	Personal Products		49	5,102
	Brenntag AG	Trading Companies & Distributors		76	3,917
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		20	1,672
a	Commerzbank AG	Banks		512	3,967
	Continental AG	Auto Components		55	8,288

194	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
c	Covestro AG, 144A	Chemicals	80	$4,403
	Daimler AG	Automobiles	429	25,169
a,c	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	55	1,989
	Deutsche Bank AG	Capital Markets	1,031	8,405
	Deutsche Boerse AG	Capital Markets	92	11,807
	Deutsche Lufthansa AG	Airlines	115	2,526
	Deutsche Post AG	Air Freight & Logistics	486	15,825
	Deutsche Telekom AG	Diversified Telecommunication Services	1,603	26,630
	Deutsche Wohnen SE	Real Estate Management & Development	176	8,543
a,c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	21	731
	E.ON SE	Multi-Utilities	1,082	12,042
	Evonik Industries AG	Chemicals	83	2,263
	Fielmann AG	Specialty Retail	14	967
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	17	1,303
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	105	8,477
	Fresenius SE and Co. KGaA	Health Care Providers & Services	201	11,230
	Fuchs Petrolub SE	Chemicals	17	670
	GEA Group AG	Machinery	82	2,150
	Grenkeleasing AG	Consumer Finance	14	1,362
	Hannover Rueck SE	Insurance	29	4,168
c	Hapag-Lloyd AG, 144A	Marine	12	380
	HeidelbergCement AG	Construction Materials	74	5,331
	Hella GmbH & Co. KGaA	Auto Components	24	1,056
	Henkel AG & Co. KGaA	Household Products	51	4,853
	Hochtief AG	Construction & Engineering	9	1,304
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	31	2,119
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	561	11,140
a	Innogy SE	Multi-Utilities	66	2,827
	K+S AG	Chemicals	98	1,798
	KION Group AG	Machinery	35	1,831
a	Knorr-Bremse AG	Machinery	22	2,187
	Lanxess AG	Chemicals	45	2,402
	LEG Immobilien AG	Real Estate Management & Development	32	3,933
	Merck KGaA	Pharmaceuticals	64	7,305
	METRO AG	Food & Staples Retailing	86	1,428
	MTU Aero Engines AG	Aerospace & Defense	25	5,665
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	74	17,532
	Osram Licht AG	Electrical Equipment	46	1,585
	ProSiebenSat.1 Media SE	Media	112	1,600
	Puma SE	Textiles, Apparel & Luxury Goods	4	2,322
	Rational AG	Machinery	2	1,235
	Rheinmetall AG	Industrial Conglomerates	21	2,190
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	34	863
	RWE AG	Multi-Utilities	266	7,138
	SAP SE	Software	483	55,861
b,c	Scout24 AG, Reg S, 144A	Interactive Media & Services	56	2,903
	Siemens AG	Industrial Conglomerates	381	41,044
c	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	67	2,795
	Suedzucker AG	Food Products	42	536
	Symrise AG	Chemicals	60	5,411
a	Talanx AG	Insurance	17	656
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	1,103
	thyssenkrupp AG	Metals & Mining	227	3,121
	TUI AG	Hotels, Restaurants & Leisure	219	2,099

franklintempleton.com	Annual Report	195

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Uniper SE	Independent Power and Renewable Electricity Producers	98	$2,959
	United Internet AG	Diversified Telecommunication Services	59	2,155
	Volkswagen AG	Automobiles	16	2,607
	Vonovia SE	Real Estate Management & Development	259	13,442
	Wacker Chemie AG	Chemicals	8	690
	Wirecard AG	IT Services	56	7,024
a,c	Zalando SE, 144A	Internet & Direct Marketing Retail	72	2,809

				561,739

	Ireland 0.8%
	AIB Group PLC	Banks	402	1,807
	Bank of Ireland Group PLC	Banks	456	2,719
	CRH PLC	Construction Materials	413	12,781
	Glanbia PLC	Food Products	99	1,924
	Kerry Group PLC	Food Products	72	8,044
	Kingspan Group PLC	Building Products	74	3,428
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	40	3,099
	Smurfit Kappa Group PLC	Containers & Packaging	116	3,256

				37,058

	Italy 3.6%
	A2A SpA	Multi-Utilities	819	1,496
	Assicurazioni Generali SpA	Insurance	649	12,024
	Atlantia SpA	Transportation Infrastructure	264	6,845
	Banca Mediolanum SpA	Diversified Financial Services	130	922
a	Banco BPM SpA	Banks	762	1,576
	Buzzi Unicem SpA	Construction Materials	31	635
	Buzzi Unicem SpA, di Risp	Construction Materials	23	300
	Davide Campari-Milano SpA	Beverages	280	2,751
	DiaSorin SpA	Health Care Equipment & Supplies	12	1,209
	Enel SpA	Electric Utilities	3,868	24,773
	Eni SpA	Oil, Gas & Consumable Fuels	1,244	22,006
	Ferrari NV	Automobiles	63	8,453
	FinecoBank Banca Fineco SpA	Banks	195	2,567
	Hera SpA	Multi-Utilities	400	1,448
	Intesa Sanpaolo SpA	Banks	7,607	18,544
	Italgas Reti SpA	Gas Utilities	251	1,551
	Leonardo SpA	Aerospace & Defense	198	2,303
a	Mediaset SpA	Media	178	544
	Mediobanca Banca di Credito Finanziario SpA	Banks	362	3,765
	Moncler SpA	Textiles, Apparel & Luxury Goods	83	3,348
a	Pirelli & C SpA	Auto Components	231	1,488
b	Poste Italiane SpA, Reg S	Insurance	235	2,288
	Prysmian SpA	Electrical Equipment	131	2,481
	Recordati SpA	Pharmaceuticals	46	1,793
a	Saipem SpA	Energy Equipment & Services	299	1,583
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	39	837
	Snam SpA	Oil, Gas & Consumable Fuels	1,133	5,825
a	Telecom Italia SpA	Diversified Telecommunication Services	5,173	3,220
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	3,158	1,796
	Tenaris SA	Energy Equipment & Services	233	3,274
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	679	4,306
	UniCredit SpA	Banks	1,111	14,256
	Unione di Banche Italiane SpA	Banks	540	1,430
	UnipolSai Assicurazioni SpA	Insurance	385	1,039

				162,676

196	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	6	$2,486
	RTL Group SA	Media	21	1,148
	SES SA, IDR	Media	174	2,709

				6,343

	Netherlands 4.1%
	Aalberts Industries NV	Machinery	45	1,558
	ABN AMRO Group NV, GDR	Banks	209	4,717
a	Adyen NV	IT Services	3	2,351
	Aegon NV	Insurance	864	4,156
	Akzo Nobel NV	Chemicals	112	9,934
	ASML Holding NV	Semiconductors & Semiconductor Equipment	200	37,548
	ASR Nederland NV	Insurance	71	2,958
	Boskalis Westminster	Construction & Engineering	45	1,165
	EXOR NV	Diversified Financial Services	52	3,381
	Grandvision NV	Specialty Retail	27	585
	Heineken Holding NV	Beverages	51	5,114
	Heineken NV	Beverages	116	12,254
	ING Groep NV	Banks	1,932	23,394
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	542	14,439
	Koninklijke DSM NV	Chemicals	90	9,819
	Koninklijke KPN NV	Diversified Telecommunication Services	1,625	5,156
	Koninklijke Philips NV	Health Care Equipment & Supplies	460	18,757
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	30	1,437
	NN Group NV	Insurance	170	7,068
a	OCI NV	Chemicals	50	1,375
a	QIAGEN NV	Life Sciences Tools & Services	108	4,382
	Randstad NV	Professional Services	54	2,636
	Signify NV	Electrical Equipment	51	1,366
	Wolters Kluwer NV	Professional Services	134	9,133

				184,683

	Norway 1.1%
	Aker ASA	Diversified Financial Services	13	993
	Aker BP ASA	Oil, Gas & Consumable Fuels	55	1,961
	DNB ASA	Banks	526	9,700
	Equinor ASA	Oil, Gas & Consumable Fuels	483	10,592
	Gjensidige Forsikring ASA	Insurance	84	1,453
	Leroy Seafood Group ASA	Food Products	120	872
a	Mowi ASA	Food Products	202	4,516
	Norsk Hydro ASA	Metals & Mining	663	2,691
	Orkla ASA	Food Products	383	2,944
	Salmar ASA	Food Products	26	1,249
	Schibsted ASA, A	Media	38	1,494
	Schibsted ASA, B	Media	49	1,758
	Telenor ASA	Diversified Telecommunication Services	325	6,518
	Yara International ASA	Chemicals	87	3,564

				50,305

	Poland 0.6%
	Bank Pekao SA	Banks	82	2,353
a	CD Projekt SA	Entertainment	33	1,722
a	Cyfrowy Polsat SA	Media	158	1,058
a	Dino Polska SA	Food & Staples Retailing	22	694
	Grupa Lotos SA	Oil, Gas & Consumable Fuels	52	1,131
a	KGHM Polska Miedz SA	Metals & Mining	71	1,982
	mBank SA	Banks	7	776

franklintempleton.com	Annual Report	197

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Poland (continued)
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		353	$915
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		159	4,049
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		897	1,464
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		427	4,297
	Powszechny Zalkad Ubezpieczen SA	Insurance		288	3,042
	Santander Bank Polska SA	Banks		15	1,491

					24,974

	Portugal 0.2%
	EDP- Energias de Portugal SA	Electric Utilities		1,147	4,514
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		252	4,041
	Jeronimo Martins SGPS SA	Food & Staples Retailing		113	1,668

					10,223

	Russia 0.1%
	Evraz PLC	Metals & Mining		232	1,875
	Polymetal International PLC	Metals & Mining		144	1,622
	Veon Ltd.	Wireless Telecommunication Services		340	737

					4,234

	South Africa 0.0%†
	Investec PLC	Capital Markets		325	1,873

	Spain 4.7%
	Acciona SA	Electric Utilities		11	1,226
	Acerinox SA	Metals & Mining		75	744
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		123	5,408
	Aena SME SA	Transportation Infrastructure		31	5,587
	Amadeus IT Group SA, A	IT Services		208	16,676
	Banco Bilbao Vizcaya Argentaria SA	Banks		3,335	19,072
	Banco de Sabadell SA	Banks		2,802	2,793
	Banco Santander SA	Banks		8,031	37,373
	Bankia SA	Banks		580	1,504
	Bankinter SA	Banks		321	2,447
	CaixaBank SA	Banks		1,774	5,546
a	Cellnex Telecom SA	Diversified Telecommunication Services		162	4,759
	Corporacion Financiera Alba SA	Diversified Financial Services		12	596
	Corporacion Mapfre SA	Insurance		505	1,393
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		80	764
	Enagas SA	Oil, Gas & Consumable Fuels		114	3,320
	Endesa SA	Electric Utilities		158	4,034
	Ferrovial SA	Construction & Engineering		239	5,603
a	Fomento de Construcciones y Contratas SA	Construction & Engineering		33	431
	Grifols SA	Biotechnology		164	4,596
	Iberdrola SA	Electric Utilities		3,059	26,881
	Industria de Diseno Textil SA	Specialty Retail		521	15,327
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	153	1,575
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	169	2,214
	Naturgy Energy Group SA	Gas Utilities		158	4,423
	Red Electrica Corp. SA	Electric Utilities		210	4,480
	Repsol SA	Oil, Gas & Consumable Fuels		676	11,583
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment		113	1,801
	Telefonica SA	Diversified Telecommunication Services		2,265	18,996
	Zardoya Otis SA	Machinery		77	638

					211,790

198	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden 4.0%
	Alfa Laval AB	Machinery	154	$3,543
	Assa Abloy AB, B	Building Products	453	9,802
	Atlas Copco AB	Machinery	190	4,713
	Atlas Copco AB, A	Machinery	318	8,559
	Boliden AB	Metals & Mining	132	3,766
	Castellum AB	Real Estate Management & Development	130	2,528
	Electrolux AB, B	Household Durables	116	2,988
	Elekta AB, B	Health Care Equipment & Supplies	178	2,218
a	Epiroc AB, A	Machinery	317	3,208
a	Epiroc AB, B	Machinery	175	1,679
	Ericsson, B	Communications Equipment	1,469	13,529
	Essity AB, B	Household Products	300	8,671
a	Fastighets AB Balder, B	Real Estate Management & Development	46	1,478
	Hennes & Mauritz AB, B	Specialty Retail	432	7,219
	Hexagon AB, B	Electronic Equipment, Instruments & Components	123	6,432
	Husqvarna AB, B	Household Durables	192	1,572
	ICA Gruppen AB	Food & Staples Retailing	40	1,609
	Industrivarden AB, A	Diversified Financial Services	121	2,605
	Industrivarden AB, C	Diversified Financial Services	83	1,743
	Investment AB Latour, B	Industrial Conglomerates	63	846
	Investor AB, A	Diversified Financial Services	65	2,935
	Investor AB, B	Diversified Financial Services	232	10,473
	Kinnevik AB, B	Diversified Financial Services	123	3,193
	L E Lundbergforetagen AB, B	Diversified Financial Services	40	1,268
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	84	2,851
	Nibe Industrier AB	Building Products	150	1,925
	Saab AB, B	Aerospace & Defense	57	1,831
	Sandvik AB	Machinery	536	8,726
	Securitas AB, B	Commercial Services & Supplies	145	2,349
	Skandinaviska Enskilda Banken AB, A	Banks	706	6,126
	Skandinaviska Enskilda Banken AB, C	Banks	12	111
	Skanska AB, B	Construction & Engineering	182	3,314
	SKF AB, B	Machinery	189	3,146
	Svenska Cellulosa AB, A	Paper & Forest Products	12	117
	Svenska Cellulosa AB, B	Paper & Forest Products	293	2,546
	Svenska Handelsbanken AB, A	Banks	716	7,573
	Svenska Handelsbanken AB, B	Banks	18	194
	Swedbank AB, A	Banks	495	7,010
	Swedish Match AB	Tobacco	83	4,241
a	Swedish Orphan Biovitrum AB	Biotechnology	78	1,834
	Tele2 AB, B	Wireless Telecommunication Services	263	3,512
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	19	177
	Telia Co. AB	Diversified Telecommunication Services	1,365	6,173
	Trelleborg AB, B	Machinery	121	1,878
	Volvo AB, B	Machinery	738	11,457

				183,668

	Switzerland 14.4%
	ABB Ltd.	Electrical Equipment	887	16,664
	Adecco Group AG	Professional Services	75	4,000
	Baloise Holding AG	Insurance	24	3,964
	Banque Cantonale Vaudoise	Banks	2	1,603
	Barry Callebaut AG	Food Products	1	1,805
	Chocoladefabriken Lindt & Spruengli AG	Food Products	1	6,798
a	Clariant AG	Chemicals	98	2,060
a	Coca-Cola HBC AG	Beverages	96	3,271

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	253	$18,428
a	Credit Suisse Group AG	Capital Markets	1,260	14,682
	DKSH Holding AG	Professional Services	12	692
a	Dufry AG	Specialty Retail	16	1,680
	EMS-Chemie Holding AG	Chemicals	4	2,169
	Ferguson PLC	Trading Companies & Distributors	120	7,637
	Flughafen Zurich AG	Transportation Infrastructure	10	1,824
	Geberit AG	Building Products	18	7,356
	Georg Fischer AG	Machinery	2	1,821
	Givaudan AG	Chemicals	5	12,772
a	Glencore PLC	Metals & Mining	5,728	23,731
	Helvetia Holding AG	Insurance	3	1,832
a	Julius Baer Group Ltd.	Capital Markets	106	4,282
	Kuehne + Nagel International AG	Marine	25	3,429
a	LafargeHolcim Ltd., B	Construction Materials	238	11,755
	Logitech International SA	Technology Hardware, Storage & Peripherals	71	2,783
a	Lonza Group AG	Life Sciences Tools & Services	37	11,473
	Nestle SA	Food Products	1,506	143,508
	Novartis AG	Pharmaceuticals	1,093	105,119
a	OC Oerlikon Corp. AG	Machinery	103	1,318
	Pargesa Holding SA, B	Diversified Financial Services	20	1,566
	Partners Group Holding AG	Capital Markets	9	6,543
	PSP Swiss Property AG	Real Estate Management & Development	22	2,390
	Roche Holding AG	Pharmaceuticals	14	3,815
	Roche Holding AG	Pharmaceuticals	347	95,591
	Schindler Holding AG	Machinery	11	2,275
	Schindler Holding AG, PC	Machinery	20	4,145
	SGS SA	Professional Services	3	7,465
	Sika AG	Chemicals	68	9,498
	Sonova Holding AG	Health Care Equipment & Supplies	27	5,341
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	313	4,627
	Straumann Holding AG	Health Care Equipment & Supplies	5	4,079
	Sulzer AG	Machinery	8	780
	Swatch Group AG	Textiles, Apparel & Luxury Goods	15	4,293
	Swatch Group AG	Textiles, Apparel & Luxury Goods	24	1,328
a	Swiss Life Holding AG	Insurance	17	7,485
a	Swiss Prime Site AG	Real Estate Management & Development	37	3,242
	Swiss Re AG	Insurance	151	14,750
	Swisscom AG	Diversified Telecommunication Services	13	6,357
a	Temenos AG	Software	28	4,127
a	UBS Group AG	Capital Markets	1,752	21,234
	Vifor Pharma AG	Pharmaceuticals	22	2,975
	Zurich Insurance Group AG	Insurance	75	24,822

				657,184

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	40	1,190

	United Kingdom 27.2%
	3i Group PLC	Capital Markets	476	6,108
	Admiral Group PLC	Insurance	97	2,743
	Anglo American PLC	Metals & Mining	486	13,004
	Antofagasta PLC	Metals & Mining	179	2,253
	Ashmore Group PLC	Capital Markets	192	1,069
	Ashtead Group PLC	Trading Companies & Distributors	240	5,793
	Associated British Foods PLC	Food Products	172	5,466
	AstraZeneca PLC	Pharmaceuticals	633	50,603

200	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Auto Trader Group PLC	Interactive Media & Services		442	$3,004
	Aveva Group PLC	Software		38	1,597
	Aviva PLC	Insurance		1,974	10,608
	B&M European Value Retail SA	Multiline Retail		414	2,015
	Babcock International Group PLC	Commercial Services & Supplies		132	849
	BAE Systems PLC	Aerospace & Defense		1,572	9,881
	Barclays PLC	Banks		8,476	17,084
	Barratt Developments PLC	Household Durables		515	4,021
	Bellway PLC	Household Durables		64	2,539
	BHP Group PLC	Metals & Mining		1,036	24,955
	BP PLC	Oil, Gas & Consumable Fuels		9,905	72,084
	British American Tobacco PLC	Tobacco		1,141	47,488
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	492	3,776
	BT Group PLC	Diversified Telecommunication Services		4,148	12,051
	Bunzl PLC	Trading Companies & Distributors		165	5,444
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		200	5,094
	Capital & Counties Properties PLC	Real Estate Management & Development		359	1,126
	Centrica PLC	Multi-Utilities		2,787	4,147
	Cineworld Group PLC	Entertainment		531	2,025
	CNH Industrial NV	Machinery		487	4,956
a	Cobham PLC	Aerospace & Defense		1,261	1,812
	Compass Group PLC	Hotels, Restaurants & Leisure		798	18,764
	ConvaTec Group PLC	Health Care Equipment & Supplies		758	1,398
	Croda International PLC	Chemicals		63	4,136
	CYBG PLC	Banks		641	1,658
	DCC PLC	Industrial Conglomerates		48	4,150
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	52	2,184
	Diageo PLC	Beverages		1,209	49,436
	Direct Line Insurance Group PLC	Insurance		655	3,013
	DS Smith PLC	Containers & Packaging		624	2,731
	easyJet PLC	Airlines		105	1,529
	Experian PLC	Professional Services		468	12,678
a	Fiat Chrysler Automobiles NV	Automobiles		547	8,152
	Fresnillo PLC	Metals & Mining		93	1,055
	G4S PLC	Commercial Services & Supplies		745	1,781
	GlaxoSmithKline PLC	Pharmaceuticals		2,434	50,645
	GVC Holdings PLC	Hotels, Restaurants & Leisure		290	2,112
	Halma PLC	Electronic Equipment, Instruments & Components		184	4,009
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	399	1,746
	Hargreaves Lansdown PLC	Capital Markets		142	3,448
	Hikma Pharmaceuticals PLC	Pharmaceuticals		73	1,704
	Hiscox Ltd.	Insurance		135	2,744
	Howden Joinery Group PLC	Trading Companies & Distributors		318	2,011
	HSBC Holdings PLC	Banks		10,030	81,463
	IMI PLC	Machinery		136	1,698
	Imperial Brands PLC	Tobacco		471	16,108
	Inchcape PLC	Distributors		212	1,577
	Informa PLC	Media		625	6,061
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		87	5,232
	International Consolidated Airlines Group SA	Airlines		449	2,996
	Intertek Group PLC	Professional Services		85	5,380
	ITV PLC	Media		1,838	3,044
	J Sainsbury PLC	Food & Staples Retailing		810	2,488
	Jardine Lloyd Thompson Group PLC	Insurance		60	1,496
	JD Sports Fashion PLC	Specialty Retail		190	1,244
	John Wood Group PLC	Energy Equipment & Services		328	2,169

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Johnson Matthey PLC	Chemicals		93	$3,808
a	Just Eat PLC	Internet & Direct Marketing Retail		280	2,740
	KAZ Minerals PLC	Metals & Mining		118	1,005
	Kingfisher PLC	Specialty Retail		1,076	3,292
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	364	4,332
	Legal & General Group PLC	Insurance		2,966	10,640
	Lloyds Banking Group PLC	Banks		35,631	28,851
	London Stock Exchange Group PLC	Capital Markets		158	9,781
	Marks & Spencer Group PLC	Multiline Retail		792	2,878
	Mediclinic International PLC	Health Care Providers & Services		201	798
	Meggitt PLC	Aerospace & Defense		396	2,595
	Melrose Industries PLC	Electrical Equipment		2,415	5,764
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		351	1,570
	Micro Focus International PLC	Software		214	5,567
	Mondi PLC	Paper & Forest Products		181	4,005
	National Grid PLC	Multi-Utilities		1,687	18,703
	Next PLC	Multiline Retail		65	4,726
a	Ocado Group PLC	Internet & Direct Marketing Retail		213	3,804
	Pearson PLC	Media		381	4,151
	Pennon Group PLC	Water Utilities		193	1,870
	Persimmon PLC	Household Durables		156	4,411
	Phoenix Group Holdings PLC	Insurance		291	2,569
	Prudential PLC	Insurance		1,292	25,884
	Quilter PLC	Capital Markets		868	1,661
	Reckitt Benckiser Group PLC	Household Products		314	26,112
	RELX PLC	Professional Services		952	20,363
	Renishaw PLC	Electronic Equipment, Instruments & Components		16	773
	Rentokil Initial PLC	Commercial Services & Supplies		893	4,111
	Rightmove PLC	Interactive Media & Services		502	3,336
	Rio Tinto PLC	Metals & Mining		570	33,134
a	Rolls-Royce Holdings PLC	Aerospace & Defense		847	9,969
	Royal Bank of Scotland Group PLC	Banks		2,232	7,184
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		2,230	70,132
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		1,869	59,132
	Royal Mail PLC	Air Freight & Logistics		446	1,385
	RPC Group PLC	Containers & Packaging		201	2,069
	RSA Insurance Group PLC	Insurance		487	3,222
	Schroders PLC	Capital Markets		53	1,866
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	534	4,686
	Severn Trent PLC	Water Utilities		114	2,935
	Smith & Nephew PLC	Health Care Equipment & Supplies		446	8,851
	Smiths Group PLC	Industrial Conglomerates		196	3,665
	Spirax-Sarco Engineering PLC	Machinery		36	3,373
	SSE PLC	Electric Utilities		504	7,795
	St. James’s Place Capital PLC	Capital Markets		257	3,443
	Standard Chartered PLC	Banks		1,349	10,394
	Standard Life Aberdeen PLC	Diversified Financial Services		1,281	4,406
	Subsea 7 SA	Energy Equipment & Services		125	1,549
	Tate & Lyle PLC	Food Products		227	2,147
	Taylor Wimpey PLC	Household Durables		1,669	3,816
	TechnipFMC PLC	Energy Equipment & Services		225	5,265
	Tesco PLC	Food & Staples Retailing		4,788	14,481
	The Berkeley Group Holdings PLC	Household Durables		62	2,980
	The Sage Group PLC	Software		529	4,833
	Travis Perkins PLC	Trading Companies & Distributors		125	2,233
	Unilever NV, IDR	Personal Products		754	43,838

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Unilever PLC	Personal Products	552	$31,613
	United Utilities Group PLC	Water Utilities	334	3,544
	Vodafone Group PLC	Wireless Telecommunication Services	13,302	24,232
	Weir Group PLC	Machinery	125	2,538
	Whitbread PLC	Hotels, Restaurants & Leisure	90	5,955
	William Morrison Supermarkets PLC	Food & Staples Retailing	1,059	3,140
	WPP PLC	Media	611	6,455

				1,241,995

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	85	4,170

	Total Common Stocks and Other Equity Interests (Cost $5,087,105)			4,389,605

	Preferred Stocks 0.8%
	Germany 0.7%
d	Bayerische Motoren Werke AG, 6.860%, pfd.	Automobiles	29	1,908
d	Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	34	1,401
d	Henkel AG & Co. KGaA, 1.967%, pfd.	Household Products	87	8,890
d	Porsche Automobil Holding SE, 3.146%, pfd.	Automobiles	77	4,836
d	RWE AG, 6.316%, pfd.	Multi-Utilities	19	507
d	Sartorius AG, 0.739%, pfd.	Health Care Equipment & Supplies	17	2,919
d	Volkswagen AG, 2.822%, pfd.	Automobiles	91	14,338

				34,799

	Spain 0.1%
d	Grifols SA, 2.342%, pfd., B	Biotechnology	128	2,541

	Total Preferred Stocks (Cost $49,694)			37,340

	Short Term Investments (Cost $38) 0.0%†
	United States 0.0%†
e,f	Institutional Fiduciary Trust Portfolio, 2.10%		38	38

	Total Investments (Cost $5,136,837) 97.0%			4,426,983
	Other Assets, less Liabilities 3.0%			135,824

	Net Assets 100.0%			$4,562,807

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $10,819, representing 0.2% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $17,516, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

At March 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	BUY	3,211,020	$483,909	4/2/2019	$6	$(957)
Danish Krone	BOFA	SELL	3,211,020	491,321	4/2/2019	8,363	—
Euro	BOFA	BUY	2,574,548	2,896,026	4/2/2019	21	(5,216)
Euro	BOFA	SELL	2,574,548	2,938,702	4/2/2019	47,872	—
Euro	HSBK	BUY	2,574,548	2,895,731	4/2/2019	365	(5,265)
Euro	HSBK	SELL	2,574,548	2,938,674	4/2/2019	47,843	—
Euro	UBSW	BUY	2,574,548	2,896,025	4/2/2019	14	(5,208)
Euro	UBSW	SELL	2,574,548	2,938,556	4/2/2019	47,725	—
Great British Pound	BOFA	BUY	3,798,160	4,990,093	4/2/2019	37	(40,936)
Great British Pound	BOFA	SELL	3,798,160	5,059,369	4/2/2019	110,175	—
Norwegian Krone	BOFA	BUY	1,772,680	204,845	4/2/2019	1,003	—
Norwegian Krone	BOFA	SELL	1,772,680	207,680	4/2/2019	1,832	—
Polish Zloty	BOFA	BUY	394,770	103,224	4/2/2019	2	(256)
Polish Zloty	BOFA	SELL	394,770	104,577	4/2/2019	1,607	—
Swedish Krona	BOFA	BUY	6,763,785	726,841	4/2/2019	2,410	(26)
Swedish Krona	BOFA	SELL	6,763,785	734,401	4/2/2019	5,175	—
Swiss Franc	MSCO	BUY	2,434,590	2,440,633	4/2/2019	6,233	(2,253)
Swiss Franc	MSCO	SELL	2,434,590	2,450,470	4/2/2019	5,857	—
Danish Krone	BOFA	SELL	846,081	127,596	5/2/2019	—	(6)
Great British Pound	BOFA	SELL	981,937	1,281,399	5/2/2019	—	(49)
Euro	BOFA	SELL	663,960	747,454	5/3/2019	—	(21)
Euro	HSBK	SELL	663,960	747,090	5/3/2019	—	(385)
Euro	UBSW	SELL	663,960	747,438	5/3/2019	—	(37)
Norwegian Krone	BOFA	SELL	470,473	54,696	5/3/2019	—	(3)
Swedish Krona	BOFA	SELL	1,754,942	189,634	5/3/2019	—	(11)
Swiss Franc	MSCO	SELL	626,199	630,518	5/3/2019	—	(109)
Polish Zloty	BOFA	SELL	99,594	26,003	5/6/2019	—	(2)

Total Forward Exchange Contracts						$286,540	$(60,740)

Net unrealized appreciation (depreciation)							$225,800

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	3	$110,219	6/21/19	$907

*As of period end.

See Abbreviations on page 322.

See Note 7 regarding other derivative information.

204	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.70	0.08

Net realized and unrealized gains (losses)	(1.48)	(0.01)

Total from investment operations	(0.78)	0.07

Less distributions from net investment income	(0.69)	(0.06)

Net asset value, end of year	$23.86	$25.33

Total return[d]	(3.07)%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.90%	0.78%

Supplemental data

Net assets, end of year (000’s)	$2,386	$2,533

Portfolio turnover rate[f]	5.80%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	205

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 99.8%
	France 97.8%
	Accor SA	Hotels, Restaurants & Leisure		324	$13,137
	Aeroports de Paris SA	Transportation Infrastructure		46	8,905
a	Air France-KLM	Airlines		344	3,872
	Air Liquide SA	Chemicals		674	85,783
	Airbus SE	Aerospace & Defense		882	116,763
b	ALD SA, 144A	Road & Rail		124	1,733
	Alstom SA	Machinery		248	10,754
	Amundi SA	Capital Markets		92	5,795
	Arkema SA	Chemicals		116	11,053
	Atos SE	IT Services		148	14,292
	AXA SA	Insurance		3,092	77,874
	Biomerieux	Health Care Equipment & Supplies		68	5,627
	BNP Paribas SA	Banks		1,738	83,154
	Bollore	Air Freight & Logistics		1,574	7,119
	Bouygues SA	Construction & Engineering		336	12,016
	Bureau Veritas SA	Professional Services		438	10,279
	Capgemini SE	IT Services		250	30,345
	Carrefour SA	Food & Staples Retailing		892	16,676
	Casino Guichard-Perrachon SA	Food & Staples Retailing		88	3,819
	Cie Generale des Etablissements Michelin SCA	Auto Components		282	33,374
	CNP Assurances	Insurance		252	5,552
	Compagnie de Saint-Gobain	Building Products		790	28,661
	Covivio	Equity Real Estate Investment Trusts (REITs	)	70	7,436
	Credit Agricole SA	Banks		1,826	22,082
	Danone SA	Food Products		958	73,889
	Dassault Aviation SA	Aerospace & Defense		4	5,906
	Dassault Systemes	Software		212	31,600
	Edenred	Commercial Services & Supplies		380	17,311
	EDF SA	Electric Utilities		794	10,868
	Eiffage SA	Construction & Engineering		120	11,542
	Elis SA	Commercial Services & Supplies		300	4,827
	Engie SA	Multi-Utilities		2,626	39,158
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		464	50,735
	Eurazeo SE	Diversified Financial Services		76	5,718
	Eutelsat Communications SA	Media		300	5,253
	Faurecia SA	Auto Components		118	4,966
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	84	12,431
	Getlink SE	Transportation Infrastructure		720	10,926
	Hermes International	Textiles, Apparel & Luxury Goods		50	33,023
	ICADE	Equity Real Estate Investment Trusts (REITs	)	52	4,403
	Iliad SA	Diversified Telecommunication Services		38	3,819
	Imerys SA	Construction Materials		58	2,894
	Ingenico Group SA	Electronic Equipment, Instruments & Components		100	7,144
	Ipsen SA	Pharmaceuticals		54	7,410
	JCDecaux SA	Media		118	3,593
	Kering SA	Textiles, Apparel & Luxury Goods		119	68,306
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	318	11,133
	L’Oreal SA	Personal Products		388	104,473
	Lagardere SCA	Media		186	4,787
	Legrand SA	Electrical Equipment		426	28,537
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		398	146,537
	Natixis SA	Capital Markets		1,332	7,136
	Orange SA	Diversified Telecommunication Services		3,072	50,016
	Orpea	Health Care Providers & Services		72	8,650
	Pernod Ricard SA	Beverages		340	61,083
	Peugeot SA	Automobiles		870	21,237
	Plastic Omnium SA	Auto Components		88	2,345
	Publicis Groupe	Media		338	18,115

206	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Remy Cointreau SA	Beverages	40	$5,340
	Renault SA	Automobiles	296	19,580
	Rexel SA	Trading Companies & Distributors	482	5,442
	Rubis SCA	Gas Utilities	136	7,425
	Safran SA	Aerospace & Defense	522	71,654
	Sanofi	Pharmaceuticals	1,742	154,016
	Sartorius Stedim Biotech	Life Sciences Tools & Services	38	4,817
	Schneider Electric SE	Electrical Equipment	822	64,553
	SCOR SE	Insurance	250	10,656
	SEB SA	Household Durables	44	7,411
	Societe BIC SA	Commercial Services & Supplies	40	3,568
	Societe Generale SA	Banks	1,158	33,514
	Sodexo SA	Hotels, Restaurants & Leisure	138	15,210
	Suez	Multi-Utilities	584	7,744
	Teleperformance	Professional Services	92	16,549
	Thales SA	Aerospace & Defense	160	19,178
	Total SA	Oil, Gas & Consumable Fuels	4,004	222,637
a	UbiSoft Entertainment SA	Entertainment	136	12,119
	Valeo SA	Auto Components	380	11,030
	Veolia Environnement SA	Multi-Utilities	798	17,858
	Vinci SA	Construction & Engineering	748	72,835
	Vivendi SA	Media	1,536	44,549
	Wendel SA	Diversified Financial Services	46	5,800
a,c	Worldline SA, Reg S	IT Services	64	3,794

				2,333,151

	Luxembourg 0.7%
	Eurofins Scientific SE	Life Sciences Tools & Services	18	7,458
	SES SA, IDR	Media	560	8,718

				16,176

	Switzerland 0.6%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,016	15,019

	United Kingdom 0.7%
	TechnipFMC PLC	Energy Equipment & Services	734	17,176

	Total Investments (Cost $2,516,930) 99.8%			2,381,522
	Other Assets, less Liabilities 0.2%			4,900

	Net Assets 100.0%			$2,386,422

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019, the value of this security was $1,733, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $3,794, representing 0.2% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.53	0.05

Net realized and unrealized gains (losses)	(3.83)	(1.00)

Total from investment operations	(3.30)	(0.95)

Less distributions from net investment income	(0.60)	—

Net asset value, end of year	$20.70	$24.60

Total return[d]	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.44%	0.52%

Supplemental data

Net assets, end of year (000’s)	$4,140	$2,460

Portfolio turnover rate[f]	10.75%	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 93.9%
	Germany 93.0%
	1&1 Drillisch AG	Wireless Telecommunication Services	160	$5,702
	Adidas AG	Textiles, Apparel & Luxury Goods	648	157,600
	Allianz SE	Insurance	1,448	322,381
	Aroundtown SA	Real Estate Management & Development	2,308	19,048
	Axel Springer SE	Media	152	7,858
	BASF SE	Chemicals	3,140	231,042
	Bayer AG	Pharmaceuticals	3,204	207,222
	Bayerische Motoren Werke AG	Automobiles	1,100	84,915
	Beiersdorf AG	Personal Products	344	35,822
	Brenntag AG	Trading Companies & Distributors	528	27,212
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	124	10,366
a	Commerzbank AG	Banks	3,556	27,551
	Continental AG	Auto Components	372	56,055
b	Covestro AG, 144A	Chemicals	548	30,163
	Daimler AG	Automobiles	2,952	173,191
a,b	Delivery Hero SE, 144A	Internet & Direct Marketing Retail	372	13,450
	Deutsche Bank AG	Capital Markets	7,012	57,161
	Deutsche Boerse AG	Capital Markets	628	80,599
	Deutsche Lufthansa AG	Airlines	804	17,663
	Deutsche Post AG	Air Freight & Logistics	3,332	108,499
	Deutsche Telekom AG	Diversified Telecommunication Services	11,076	184,001
	Deutsche Wohnen SE	Real Estate Management & Development	1,216	59,026
a,b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	120	4,177
	E.ON SE	Multi-Utilities	7,436	82,760
	Evonik Industries AG	Chemicals	572	15,594
	Fielmann AG	Specialty Retail	84	5,801
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	9,501
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	728	58,774
	Fresenius SE and Co. KGaA	Health Care Providers & Services	1,392	77,775
	Fuchs Petrolub SE	Chemicals	116	4,572
	GEA Group AG	Machinery	564	14,787
	Grenkeleasing AG	Consumer Finance	92	8,951
	Hannover Rueck SE	Insurance	208	29,895
b	Hapag-Lloyd AG, 144A	Marine	96	3,040
	HeidelbergCement AG	Construction Materials	512	36,886
	Hella GmbH & Co. KGaA	Auto Components	152	6,690
	Henkel AG & Co. KGaA	Household Products	348	33,116
	Hochtief AG	Construction & Engineering	68	9,850
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	220	15,039
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,880	77,047
a	Innogy SE	Multi-Utilities	476	20,390
	K+S AG	Chemicals	656	12,036
	KION Group AG	Machinery	240	12,555
a	Knorr-Bremse AG	Machinery	164	16,303
	Lanxess AG	Chemicals	312	16,655
	LEG Immobilien AG	Real Estate Management & Development	216	26,545
	Merck KGaA	Pharmaceuticals	444	50,677
	METRO AG	Food & Staples Retailing	572	9,499
	MTU Aero Engines AG	Aerospace & Defense	176	39,880
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	512	121,304
	Osram Licht AG	Electrical Equipment	300	10,335
	ProSiebenSat.1 Media SE	Media	780	11,140
	Puma SE	Textiles, Apparel & Luxury Goods	28	16,254
	Rational AG	Machinery	12	7,411
	Rheinmetall AG	Industrial Conglomerates	148	15,435
a,b	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	228	5,786
	RWE AG	Multi-Utilities	1,832	49,164

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	SAP SE	Software	3,324	$384,432
b,c	Scout24 AG, Reg S, 144A	Interactive Media & Services	368	19,074
	Siemens AG	Industrial Conglomerates	2,632	283,535
b	Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	448	18,688
	Suedzucker AG	Food Products	268	3,421
	Symrise AG	Chemicals	432	38,961
a	Talanx AG	Insurance	128	4,938
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,256	7,090
	thyssenkrupp AG	Metals & Mining	1,592	21,889
	Uniper SE	Independent Power and Renewable Electricity Producers	668	20,169
	United Internet AG	Diversified Telecommunication Services	396	14,464
	Volkswagen AG	Automobiles	108	17,596
	Vonovia SE	Real Estate Management & Development	1,780	92,379
	Wacker Chemie AG	Chemicals	52	4,484
	Wirecard AG	IT Services	392	49,166
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	472	18,417

				3,850,854

	Luxembourg 0.2%
	RTL Group SA	Media	132	7,218

	Netherlands 0.7%
a	QIAGEN NV	Life Sciences Tools & Services	748	30,354

	Total Common Stocks (Cost $4,373,082)			3,888,426

	Preferred Stocks 5.8%
	Germany 5.8%
d	Bayerische Motoren Werke AG, 6.860%, pfd.	Automobiles	192	12,633
d	Fuchs Petrolub SE, 2.480%, pfd.	Chemicals	236	9,725
d	Henkel AG & Co. KGaA, 1.967%, pfd.	Household Products	600	61,308
d	Porsche Automobil Holding SE, 3.146%, pfd.	Automobiles	524	32,914
d	RWE AG, 6.316%, pfd.	Multi-Utilities	132	3,520
d	Sartorius AG, 0.739%, pfd.	Health Care Equipment & Supplies	116	19,915
d	Volkswagen AG, 2.822%, pfd.	Automobiles	628	98,947

	Total Preferred Stocks (Cost $272,890)			238,962

	Total Investments (Cost $4,645,972) 99.7%			4,127,388
	Other Assets, less Liabilities 0.3%			12,777

	Net Assets 100.0%			$4,140,165

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $112,795, representing 2.7% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $19,074, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.66	0.16

Net realized and unrealized gains (losses)	0.59	0.78

Total from investment operations	1.25	0.94

Less distributions from net investment income	(0.60)	(0.07)

Net asset value, end of year	$26.82	$26.17

Total return[d]	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.67%	1.49%

Supplemental data

Net assets, end of year (000’s)	$20,118	$7,852

Portfolio turnover rate[f]	5.33%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	211

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value
	Common Stocks 99.5%
	Cambodia 0.4%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure		50,000	$69,937

	China 7.0%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		22,500	133,138
a	China Mengniu Dairy Co. Ltd.	Food Products		85,000	316,180
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		80,000	20,382
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components		105,000	11,637
	Guotai Junan International holdings Ltd.	Capital Markets		100,000	20,255
	Kerry Logistics Network Ltd.	Air Freight & Logistics		17,500	31,656
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals		240,000	215,849
	Minth Group Ltd.	Auto Components		23,050	72,527
a	MMG Ltd.	Metals & Mining		80,000	32,510
	Nexteer Automotive Group Ltd.	Auto Components		25,000	30,892
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment		97,500	98,619
	Shougang Fushan Resources Group Ltd.	Metals & Mining		120,000	27,516
	Shui On Land Ltd.	Real Estate Management & Development		112,500	27,803
	Tingyi Cayman Islands Holding Corp.	Food Products		60,000	98,905
a	Towngas China Co. Ltd.	Gas Utilities		35,000	27,510
	Uni-President China Holdings Ltd.	Food Products		35,000	34,331
	Want Want China Holdings Ltd.	Food Products		180,000	149,504
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		100,000	48,153

					1,397,367

	Hong Kong 90.5%
	AIA Group Ltd.	Insurance		395,000	3,932,414
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		10,000	111,529
	BOC Hong Kong (Holdings) Ltd.	Banks		117,500	486,468
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		10,000	25,452
	Cathay Pacific Airways Ltd.	Airlines		20,000	35,007
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	65,000	56,306
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		37,000	37,425
	CK Asset Holdings Ltd.	Real Estate Management & Development		87,500	778,030
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		87,500	919,035
	CK Infrastructure Holdings Ltd.	Electric Utilities		20,000	164,205
	CLP Holdings Ltd.	Electric Utilities		53,500	620,195
	Dah Sing Banking Group Ltd.	Banks		12,000	22,533
	Dah Sing Financial Group	Banks		4,000	20,968
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		10,000	83,900
	First Pacific Co. Ltd.	Diversified Financial Services		70,000	25,503
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		70,000	476,627
	Great Eagle Holdings Ltd.	Real Estate Management & Development		10,000	50,956
	Haitong International Securities Group Ltd.	Capital Markets		80,000	31,491
	Hang Lung Group Ltd.	Real Estate Management & Development		30,000	96,306
	Hang Lung Properties Ltd.	Real Estate Management & Development		65,000	158,651
	Hang Seng Bank Ltd.	Banks		23,500	579,870
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		40,000	254,269
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		295,000	707,253
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		40,500	1,411,576
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		38,000	270,180
	Hopewell Holdings Ltd.	Industrial Conglomerates		20,000	98,345
	Huabao International Holdings Ltd.	Chemicals		25,000	12,675
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		40,000	17,019
	Hysan Development Co. Ltd.	Real Estate Management & Development		20,000	107,135
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		7,000	436,520
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		6,000	224,580
	Johnson Electric Holdings Ltd.	Electrical Equipment		10,000	23,159

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Kerry Properties Ltd.	Real Estate Management & Development		20,000	$89,300
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		180,000	32,331
	Lifestyle International Holdings Ltd.	Multiline Retail		15,000	25,987
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	68,000	795,215
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		25,000	58,599
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		24,000	50,202
	MTR Corp. Ltd.	Road & Rail		47,500	294,078
	New World Development Co. Ltd.	Real Estate Management & Development		185,000	306,843
	NWS Holdings Ltd.	Industrial Conglomerates		45,000	98,370
	PCCW Ltd.	Diversified Telecommunication Services		135,000	83,924
	Power Assets Holdings Ltd.	Electric Utilities		42,000	291,327
	Sa Sa International Holdings Ltd.	Specialty Retail		40,000	13,656
a	Samsonite International SA	Textiles, Apparel & Luxury Goods		42,000	134,561
	Sands China Ltd.	Hotels, Restaurants & Leisure		78,000	391,990
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		40,000	56,867
	Shun Tak Holdings Ltd.	Industrial Conglomerates		60,000	23,847
	Sino Land Co. Ltd.	Real Estate Management & Development		100,000	193,377
	Sun Art Retail Group Ltd.	Food & Staples Retailing		72,500	70,653
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		46,500	797,910
	Swire Pacific Ltd., A	Real Estate Management & Development		17,500	225,161
	Swire Pacific Ltd., B	Real Estate Management & Development		25,000	50,000
	Swire Properties Ltd.	Real Estate Management & Development		34,000	146,179
	Techtronic Industries Co. Ltd.	Household Durables		40,000	268,792
	Television Broadcasts Ltd.	Media		10,000	19,389
	The Bank of East Asia Ltd.	Banks		40,000	129,937
	The Wharf Holdings Ltd.	Real Estate Management & Development		40,000	120,765
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		240,000	46,472
	Vitasoy International Holdings Ltd.	Food Products		26,000	125,861
	VTech Holdings Ltd.	Communications Equipment		5,000	51,115
b	WH Group Ltd., Reg S	Food Products		272,500	291,594
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		40,000	297,836
	Wheelock and Co. Ltd.	Real Estate Management & Development		27,300	199,969
	Xinyi Glass Holdings Ltd.	Auto Components		70,000	80,255
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		22,500	77,389

					18,215,333

	Italy 0.2%
	Prada SpA	Textiles, Apparel & Luxury Goods		16,500	49,080

	Luxembourg 0.1%
	L’Occitane International SA	Specialty Retail		15,000	27,822

	Macau 0.9%
	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure		45,000	7,624
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure		60,000	68,484
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		48,000	113,122

					189,230

	Singapore 0.3%
	BOC Aviation Ltd.	Trading Companies & Distributors		7,000	57,115

	Taiwan 0.1%
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components		35,000	16,943

	Total Investments (Cost $18,270,341) 99.5%				20,022,827
	Other Assets, less Liabilities 0.5%				94,870

	Net Assets 100.0%				$20,117,697

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $291,594, representing 1.4% of net assets.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	2	$74,082	4/29/19	$—

*As of period end.

See Abbreviations on page 322.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.29	0.09

Net realized and unrealized gains (losses)	0.53	(1.07)

Total from investment operations	0.82	(0.98)

Less distributions from net investment income	(0.20)	—

Net asset value, end of year	$23.36	$22.74

Total return[d]	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	1.33%	2.78%

Supplemental data

Net assets, end of year (000’s)	$7,007	$2,274

Portfolio turnover rate[f]	8.03%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 100.1%
	India 100.1%
a	3M India Ltd.	Industrial Conglomerates	24	$8,405
	ABB India Ltd.	Electrical Equipment	642	12,196
	ACC Ltd.	Construction Materials	576	13,855
	Adani Enterprises Ltd.	Trading Companies & Distributors	3,366	7,130
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	8,838	48,244
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	11,694	8,136
a	Adani Transmissions Ltd.	Electric Utilities	3,462	10,865
a	Aditya Birla Capital Ltd.	Diversified Financial Services	6,600	9,260
	Alkem Laboratories Ltd.	Pharmaceuticals	504	12,738
	Ambuja Cements Ltd.	Construction Materials	9,798	33,280
	Ashok Leyland Ltd.	Machinery	14,796	19,500
	Asian Paints Ltd.	Chemicals	3,648	78,605
	Aurobindo Pharma Ltd.	Pharmaceuticals	3,354	37,970
a	Avenue Supermarts Ltd.	Food & Staples Retailing	1,482	31,471
a	Axis Bank Ltd.	Banks	22,698	254,667
	Bajaj Auto Ltd.	Automobiles	1,104	46,393
	Bajaj Finance Ltd.	Consumer Finance	2,190	95,630
	Bajaj Finserv Ltd.	Insurance	480	48,759
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	336	16,571
	Bandhan Bank Ltd.	Banks	1,500	11,395
a	Bank of Baroda	Banks	8,676	16,112
a	Bank of India	Banks	3,738	5,625
	Berger Paints India Ltd.	Chemicals	2,946	13,768
	Bharat Electronics Ltd.	Aerospace & Defense	7,398	9,958
	Bharat Forge Ltd.	Auto Components	2,352	17,397
	Bharat Heavy Electricals Ltd.	Electrical Equipment	10,584	11,451
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	12,630	72,480
	Bharti Airtel Ltd.	Wireless Telecommunication Services	16,158	77,694
	Bharti Infratel Ltd.	Diversified Telecommunication Services	10,902	49,321
	Biocon Ltd.	Biotechnology	1,794	15,811
	Bosch Ltd.	Auto Components	93	24,413
	Britannia Industries Ltd.	Food Products	732	32,603
	Cadila Healthcare Ltd.	Pharmaceuticals	3,102	15,540
a	Canara Bank Ltd.	Banks	1,926	8,099
	Castrol India Ltd.	Chemicals	6,156	14,787
	Cipla Ltd.	Pharmaceuticals	4,074	31,104
	Coal India Ltd.	Oil, Gas & Consumable Fuels	18,522	63,420
	Colgate-Palmolive India Ltd.	Personal Products	828	15,038
	Container Corp. of India Ltd.	Road & Rail	2,628	19,928
	Cummins India Ltd.	Machinery	846	9,110
	Dabur India Ltd.	Personal Products	6,690	39,478
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	1,008	24,781
	DLF Ltd.	Real Estate Management & Development	5,340	15,606
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	1,032	41,418
	Eicher Motors Ltd.	Automobiles	168	49,831
	Emami Ltd.	Personal Products	1,386	8,003
	Exide Industries Ltd.	Auto Components	2,568	8,107
	Federal Bank Ltd.	Banks	18,426	25,654
a	Future Retail Ltd.	Multiline Retail	2,604	17,060
	GAIL India Ltd.	Gas Utilities	6,876	34,507
	Gillette India Ltd.	Personal Products	96	9,139
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	126	13,181
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,752	16,368
a	GMR Infrastructure Ltd.	Construction & Engineering	18,210	5,205
	Godrej Consumer Products Ltd.	Personal Products	4,662	46,166
	Godrej Industries Ltd.	Industrial Conglomerates	888	6,876

216	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Grasim Industries Ltd.	Construction Materials	4,056	$50,232
	Gruh Finance Ltd.	Thrifts & Mortgage Finance	2,202	8,767
	Havell’s India Ltd.	Electrical Equipment	3,042	33,922
	HCL Technologies Ltd.	IT Services	6,834	107,277
	HDFC Asset Management Co. Ltd.	Capital Markets	360	7,971
b	HDFC Life Insurance Co. Ltd., 144A	Insurance	4,824	26,357
	Hero Motocorp Ltd.	Automobiles	1,242	45,774
	Hindalco Industries Ltd.	Metals & Mining	11,328	33,604
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,734	31,690
	Hindustan Unilever Ltd.	Household Products	8,964	220,855
	Hindustan Zinc Ltd.	Metals & Mining	3,000	11,989
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	21,726	617,282
c	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	2,016	30,070
c	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	3,858	19,506
	IDFC First Bank Ltd.	Banks	29,274	23,453
	IDFC Ltd.	Diversified Financial Services	3,246	2,181
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	4,128	51,142
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	27,756	65,248
	Infosys Ltd.	IT Services	48,090	516,373
c	InterGlobe Aviation Ltd., Reg S	Airlines	1,218	25,110
	ITC Ltd.	Tobacco	37,110	159,234
a	Jindal Steel & Power Ltd.	Metals & Mining	4,890	12,685
a	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	4,794	5,024
	JSW Steel Ltd.	Metals & Mining	14,964	63,301
	Kansai Nerolac Paints Ltd.	Chemicals	1,632	10,801
	L&T Finance Holdings Ltd.	Diversified Financial Services	6,024	13,265
c	Larsen & Toubro Infotech Ltd., Reg S	IT Services	354	8,700
	Larsen & Toubro Ltd.	Construction & Engineering	4,254	85,068
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,120	23,969
	Lupin Ltd.	Pharmaceuticals	2,808	29,979
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,738	22,727
	Mahindra & Mahindra Ltd.	Automobiles	7,356	71,558
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	2,622	2,812
	Marico Ltd.	Personal Products	5,712	28,583
	Maruti Suzuki India Ltd.	Automobiles	1,530	147,369
	Motherson Sumi Systems Ltd.	Auto Components	11,970	25,867
	Mphasis Ltd.	IT Services	930	13,305
	MRF Ltd.	Auto Components	12	10,045
a	Muthoot Finance Ltd.	Consumer Finance	1,212	10,770
	Nestle India Ltd.	Food Products	294	46,518
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	30,702	10,947
	NMDC Ltd.	Metals & Mining	9,723	14,660
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	30,067	58,463
	Odisha Cement Ltd.	Construction Materials	582	8,313
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	39,030	90,004
	Oil India Ltd.	Oil, Gas & Consumable Fuels	3,462	9,268
	Oracle Financial Services Software Ltd.	Software	270	13,204
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	60	21,629
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	6,666	24,205
	Pidilite Industries Ltd.	Chemicals	1,548	27,848
	Piramal Enterprises Ltd.	Pharmaceuticals	1,074	42,840
	Power Finance Corp., Ltd.	Diversified Financial Services	8,028	14,266
	Power Grid Corp. of India Ltd.	Electric Utilities	9,702	27,716
a	Punjab National Bank Ltd.	Banks	9,600	13,234

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STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	1,734	$16,669
c	RBL Bank Ltd., Reg S	Banks	3,948	38,773
	REC Ltd.	Diversified Financial Services	8,316	18,355
	Reliance Capital Ltd.	Diversified Financial Services	1,566	4,623
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	39,264	772,669
	Reliance Infrastructure Ltd.	Electric Utilities	1,698	3,358
a	Reliance Power Ltd.	Independent Power and Renewable Electricity Producers	7,140	1,170
	SBI Life Insurance Co. Ltd.	Insurance	1,998	16,826
	Shree Cement Ltd.	Construction Materials	108	29,103
	Shriram Transport Finance Co. Ltd.	Consumer Finance	2,118	39,055
	Siemens Ltd.	Industrial Conglomerates	1,080	17,598
a	State Bank of India	Banks	22,578	104,538
a	Steel Authority of India Ltd.	Metals & Mining	12,480	9,683
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	13,848	95,722
	Sun TV Network Ltd.	Media	1,074	9,738
	Tata Communications Ltd.	Diversified Telecommunication Services	858	7,589
	Tata Consultancy Services Ltd.	IT Services	11,394	329,221
a	Tata Motors Ltd.	Automobiles	12,756	32,086
a	Tata Motors Ltd., A	Automobiles	4,890	6,039
	Tata Power Co. Ltd.	Electric Utilities	11,874	12,650
	Tata Steel Ltd.	Metals & Mining	3,648	27,436
	Tech Mahindra Ltd.	IT Services	5,958	66,731
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	3,930	64,778
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	504	14,185
	Torrent Power Ltd.	Electric Utilities	1,458	5,420
	TVS Motor Co. Ltd.	Automobiles	1,416	9,625
	UltraTech Cement Ltd.	Construction Materials	1,320	76,187
a	Union Bank of India Ltd.	Banks	2,934	4,049
	United Breweries Ltd.	Beverages	846	17,034
a	United Spirits Ltd.	Beverages	3,762	30,080
	UPL Ltd.	Chemicals	4,524	62,618
	Vedanta Ltd.	Metals & Mining	21,180	56,393
a	Vodafone Idea Ltd, rts. 4/24/19	Wireless Telecommunication Services	72,421	6,011
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	31,632	8,333
	Voltas Ltd.	Construction & Engineering	1,254	11,394
	Wipro Ltd.	IT Services	18,192	66,912
a	Wockhardt Ltd.	Pharmaceuticals	384	2,456
	Yes Bank Ltd.	Banks	21,564	85,633
	Zee Entertainment Enterprises Ltd.	Media	6,708	43,138

	Total Investments (Cost $6,905,747) 100.1%			7,010,967
	Other Assets, less Liabilities (0.1)%			(3,793)

	Net Assets 100.0%			$7,007,174

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $26,357, representing 0.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $122,159, representing 1.7% of net assets.

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STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
SGX Nifty 50	Long	1	$23,351	4/25/19	$420

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.46	0.11

Net realized and unrealized gains (losses)	(2.99)	0.70

Total from investment operations	(2.53)	0.81

Less distributions from net investment income	(0.61)	(0.05)

Net asset value, end of year	$23.13	$26.27

Total return[d]	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.05%	1.01%

Supplemental data

Net assets, end of year (000’s)	$10,410	$2,627

Portfolio turnover rate[f]	16.67%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Italy 90.3%
	A2A SpA	Multi-Utilities	50,058	$91,422
	Assicurazioni Generali SpA	Insurance	36,189	670,474
	Atlantia SpA	Transportation Infrastructure	15,435	400,177
	Banca Mediolanum SpA	Diversified Financial Services	9,342	66,242
a	Banco BPM SpA	Banks	49,158	101,662
	Buzzi Unicem SpA	Construction Materials	2,214	45,332
	Buzzi Unicem SpA, di Risp	Construction Materials	1,296	16,881
	Davide Campari-Milano SpA	Beverages	18,369	180,474
	DiaSorin SpA	Health Care Equipment & Supplies	738	74,331
	Enel SpA	Electric Utilities	207,819	1,331,026
	Eni SpA	Oil, Gas & Consumable Fuels	67,257	1,189,734
	Ferrari NV	Automobiles	3,510	470,974
	FinecoBank Banca Fineco SpA	Banks	12,735	167,662
	Hera SpA	Multi-Utilities	25,947	93,930
	Intesa Sanpaolo SpA	Banks	409,050	997,144
	Italgas Reti SpA	Gas Utilities	15,867	98,061
	Leonardo SpA	Aerospace & Defense	12,546	145,944
a	Mediaset SpA	Media	10,008	30,588
	Mediobanca Banca di Credito Finanziario SpA	Banks	23,589	245,322
	Moncler SpA	Textiles, Apparel & Luxury Goods	5,949	239,940
a	Pirelli & C SpA	Auto Components	13,995	90,169
b	Poste Italiane SpA, Reg S	Insurance	14,958	145,651
	Prysmian SpA	Electrical Equipment	8,487	160,717
	Recordati SpA	Pharmaceuticals	3,096	120,664
a	Saipem SpA	Energy Equipment & Services	18,234	96,535
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	2,178	46,759
	Snam SpA	Oil, Gas & Consumable Fuels	68,058	349,922
a	Telecom Italia SpA	Diversified Telecommunication Services	329,832	205,323
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	184,923	105,149
	Tenaris SA	Energy Equipment & Services	15,147	212,853
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	44,892	284,699
	UniCredit SpA	Banks	61,362	787,393
	Unione di Banche Italiane SpA	Banks	32,958	87,262
	UnipolSai Assicurazioni SpA	Insurance	18,774	50,677

				9,401,093

	Netherlands 2.2%
	EXOR NV	Diversified Financial Services	3,456	224,685

	United Kingdom 7.4%
	CNH Industrial NV	Machinery	30,429	309,691
a	Fiat Chrysler Automobiles NV	Automobiles	30,870	460,039

				769,730

	Total Investments (Cost $9,890,424) 99.9%			10,395,508
	Other Assets, less Liabilities 0.1%			14,875

	Net Assets 100.0%			$10,410,383

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $145,651, representing 1.4% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.59	0.44

Net realized and unrealized gains (losses)	(2.76)	0.37

Total from investment operations	(2.17)	0.81

Less distributions from net investment income	(0.34)	(0.03)

Net asset value, end of year	$24.18	$26.69

Total return[d]	(8.10)%	3.11%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.39%	4.07%

Supplemental data

Net assets, end of year (000’s)	$290,205	$96,082

Portfolio turnover rate[f]	4.35%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Japan ETF

		Industry	Shares	Value
	Common Stocks 98.7%
	Japan 98.7%
	ABC-Mart Inc.	Specialty Retail	2,000	$119,077
	Acom Co. Ltd.	Consumer Finance	30,000	107,061
	Advantest Corp.	Semiconductors & Semiconductor Equipment	16,000	371,938
	AEON Co. Ltd.	Food & Staples Retailing	56,000	1,172,011
	AEON Financial Service Co. Ltd.	Consumer Finance	10,000	203,551
	AEON Mall Co. Ltd.	Real Estate Management & Development	10,000	164,431
	AGC Inc.	Building Products	14,000	490,762
	Aica Kogyo Co. Ltd.	Building Products	4,000	133,351
a	Aiful Corp.	Consumer Finance	24,000	60,279
	AIN Holdings Inc.	Food & Staples Retailing	2,000	150,337
	Air Water Inc.	Chemicals	12,000	173,899
	Aisin Seiki Co. Ltd.	Auto Components	14,000	500,248
	Ajinomoto Co. Inc.	Food Products	38,000	607,327
	Alfresa Holdings Corp.	Health Care Providers & Services	14,000	398,428
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	16,000	333,921
	Amada Holdings Co. Ltd.	Machinery	26,000	257,216
	ANA Holdings Inc.	Airlines	8,000	293,373
	Aoyama Trading Co. Ltd.	Specialty Retail	4,000	90,925
	Aozora Bank Ltd.	Banks	8,000	197,750
a	Aplus Financial Co. Ltd.	Consumer Finance	8,000	6,216
	Ariake Japan Co. Ltd.	Food Products	2,000	106,970
	Asahi Group Holdings Ltd.	Beverages	30,000	1,336,224
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	8,000	375,841
	Asahi Kasei Corp.	Chemicals	100,000	1,031,757
	Asics Corp.	Textiles, Apparel & Luxury Goods	14,000	187,830
	ASKUL Corp.	Internet & Direct Marketing Retail	2,000	49,907
	Astellas Pharma Inc.	Pharmaceuticals	152,000	2,277,562
	Autobacs Seven Co. Ltd.	Specialty Retail	4,000	66,495
	Awa Bank Ltd.	Banks	4,000	101,694
	Azbil Corp.	Electronic Equipment, Instruments & Components	12,000	280,688
	Bandai Namco Holdings Inc.	Leisure Products	16,000	750,237
	Benefit One Inc.	Professional Services	4,000	78,493
	Benesse Holdings Inc.	Diversified Consumer Services	6,000	155,848
	BIC CAMERA Inc.	Specialty Retail	12,000	126,088
	Bridgestone Corp.	Auto Components	48,000	1,850,007
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	18,000	333,053
	Calbee Inc.	Food Products	6,000	161,648
	CANON Inc.	Technology Hardware, Storage & Peripherals	82,000	2,380,323
	Canon Marketing Japan Inc.	Distributors	4,000	78,674
	Capcom Co. Ltd.	Entertainment	8,000	179,247
	Casio Computer Co. Ltd.	Household Durables	18,000	234,991
	Central Japan Railway Co.	Road & Rail	14,000	3,251,931
	Chubu Electric Power Co. Inc.	Electric Utilities	56,000	874,518
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	18,000	1,237,566
	Chuo Mitsui Trust Holdings Inc.	Banks	30,000	1,077,653
	Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	22,000	122,636
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages	12,000	304,757
	COMSYS Holdings Corp.	Construction & Engineering	8,000	218,277
	Concordia Financial Group Ltd.	Banks	96,000	370,348
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	6,000	120,558
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing	500	86,462
	Credit Saison Co. Ltd.	Consumer Finance	12,000	158,504
	CyberAgent Inc.	Media	8,000	326,332
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	24,000	573,953
	Daicel Corp.	Chemicals	22,000	238,912
	Daido Steel Co. Ltd.	Metals & Mining	2,000	78,872
	Daifuku Co. Ltd.	Machinery	8,000	416,317
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	50,000	2,303,835

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichikosho Co. Ltd.	Entertainment	4,000	$204,544
Daikin Industries Ltd.	Building Products	20,000	2,343,588
Daishi Hokuetsu Financial Group Inc.	Banks	2,000	56,467
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	6,000	836,428
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	52,000	1,653,232
Daiwa Securities Group Inc.	Capital Markets	120,000	584,361
DeNA Co. Ltd.	Entertainment	8,000	120,486
Denka Co. Ltd.	Chemicals	8,000	230,564
Denso Corp.	Auto Components	36,000	1,404,093
Dentsu Inc.	Media	18,000	760,266
DIC Corp.	Chemicals	6,000	175,363
Disco Corp.	Semiconductors & Semiconductor Equipment	2,000	284,953
DMG Mori Co. Ltd.	Machinery	8,000	98,947
Dowa Holdings Co. Ltd.	Metals & Mining	4,000	131,544
East Japan Railway Co.	Road & Rail	30,000	2,894,701
EBARA Corp.	Machinery	8,000	225,505
Eisai Co. Ltd.	Pharmaceuticals	20,000	1,122,645
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	14,000	341,004
Exedy Corp.	Auto Components	2,000	43,330
Ezaki Glico Co. Ltd.	Food Products	4,000	210,327
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	18,000	458,761
Fancl Corp.	Personal Products	6,000	155,035
FANUC Corp.	Machinery	16,000	2,729,186
Fast Retailing Co. Ltd.	Specialty Retail	4,000	1,880,291
FP Corp.	Containers & Packaging	2,000	118,173
Fuji Electric Co. Ltd.	Electrical Equipment	10,000	283,688
Fuji Media Holdings Inc.	Media	4,000	55,220
Fuji Oil Holdings Inc.	Food Products	4,000	136,965
Fuji Seal International Inc.	Containers & Packaging	4,000	144,554
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	30,000	1,364,413
Fujikura Ltd.	Electrical Equipment	24,000	90,419
Fujitsu General Ltd.	Household Durables	4,000	56,593
Fujitsu Ltd.	IT Services	14,000	1,010,110
Fukuoka Financial Group Inc.	Banks	12,000	266,269
Fukuyama Transporting Co. Ltd.	Road & Rail	2,000	76,975
Furukawa Electric Co. Ltd.	Electrical Equipment	4,000	100,863
Fuyo General Lease Co. Ltd.	Diversified Financial Services	2,000	99,020
Glory Ltd.	Machinery	4,000	95,984
GMO Internet Inc.	IT Services	4,000	65,194
GMO Payment Gateway Inc.	IT Services	4,000	284,049
Goldwin Inc.	Textiles, Apparel & Luxury Goods	2,000	291,277
GS Yuasa Corp.	Electrical Equipment	6,000	117,685
GungHo Online Entertainment Inc.	Entertainment	30,000	109,229
Gunma Bank Ltd.	Banks	34,000	128,708
H2O Retailing Corp.	Multiline Retail	6,000	83,589
Hachijuni Bank Ltd.	Banks	34,000	140,995
Hakuhodo DY Holdings Inc.	Media	20,000	321,272
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	10,000	386,683
Hankyu Hanshin Holdings Inc.	Road & Rail	18,000	674,888
Haseko Corp.	Household Durables	22,000	276,677
Heiwa Corp.	Leisure Products	4,000	79,939
Hikari Tsushin Inc.	Specialty Retail	2,000	378,913
Hino Motors Ltd.	Machinery	22,000	185,246
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	210,146
HIS Co. Ltd.	Hotels, Restaurants & Leisure	2,000	73,542
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	6,000	275,918
Hitachi Capital Corp.	Consumer Finance	4,000	92,732
Hitachi Chemical Co. Ltd.	Chemicals	8,000	177,224

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi Construction Machinery Co. Ltd.	Machinery	8,000	$212,278
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	6,000	245,833
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	74,000	2,396,802
	Hitachi Metals Ltd.	Metals & Mining	16,000	185,897
	Hitachi Transport System Ltd.	Road & Rail	4,000	118,715
	Hokkaido Electric Power Co. Inc.	Electric Utilities	14,000	80,445
	Hokugin Financial Group Inc.	Banks	10,000	104,170
a	Hokuriku Electric Power Co.	Electric Utilities	14,000	109,789
	Honda Motor Co. Ltd.	Automobiles	138,000	3,734,110
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	2,000	111,126
	Hoshizaki Corp.	Machinery	4,000	247,911
	House Foods Group Inc.	Food Products	6,000	241,225
	Hoya Corp.	Health Care Equipment & Supplies	30,000	1,981,027
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	8,000	121,570
	Ichigo Inc.	Real Estate Management & Development	14,000	47,938
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	12,000	401,680
	IHI Corp.	Machinery	10,000	240,231
	Iida Group Holdings Co. Ltd.	Household Durables	12,000	217,374
	INPEX Corp.	Oil, Gas & Consumable Fuels	74,000	705,669
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	28,000	283,074
	Isuzu Motors Ltd.	Automobiles	44,000	578,001
	Ito En Ltd.	Beverages	4,000	207,797
	ITOCHU Corp.	Trading Companies & Distributors	112,000	2,026,291
	ITOCHU Techno-Solutions Corp.	IT Services	8,000	186,692
	Itoham Yonekyu Holdings Inc.	Food Products	12,000	74,698
	Izumi Co. Ltd.	Multiline Retail	4,000	186,475
	J Front Retailing Co. Ltd.	Multiline Retail	20,000	237,973
	Japan Airlines Co. Ltd.	Airlines	10,000	352,261
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	4,000	168,948
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	2,000	27,845
	Japan Exchange Group Inc.	Capital Markets	44,000	784,316
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	2,000	43,294
	Japan Post Bank Co. Ltd.	Banks	32,000	349,532
	Japan Post Holdings Co. Ltd.	Insurance	104,000	1,217,726
	Japan Post Insurance Co. Ltd.	Insurance	6,000	129,828
	Japan Tobacco Inc.	Tobacco	94,000	2,331,210
	JFE Holdings Inc.	Metals & Mining	40,000	678,863
	JGC Corp.	Construction & Engineering	18,000	239,219
	JSR Corp.	Chemicals	16,000	248,055
	JTEKT Corp.	Machinery	18,000	221,493
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	252,000	1,153,164
	K’s Holdings Corp.	Specialty Retail	12,000	106,464
	Kagome Co. Ltd.	Food Products	6,000	168,587
	Kajima Corp.	Construction & Engineering	36,000	531,454
	Kakaku.com Inc.	Interactive Media & Services	10,000	192,167
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	90,889
	Kamigumi Co. Ltd.	Transportation Infrastructure	10,000	231,648
	Kandenko Co. Ltd.	Construction & Engineering	8,000	68,374
	Kaneka Corp.	Chemicals	4,000	149,794
	Kansai Electric Power Co. Inc.	Electric Utilities	58,000	855,184
	Kansai Mirai Financial Group Inc	Banks	12,000	85,323
	Kansai Paint Co. Ltd.	Chemicals	16,000	305,154
	KAO Corp.	Personal Products	38,000	2,993,034
	Kawasaki Heavy Industries Ltd.	Machinery	12,000	295,975
a	Kawasaki Kisen Kaisha Ltd.	Marine	6,000	64,507
	KDDI Corp.	Wireless Telecommunication Services	140,000	3,016,669
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	8,000	336,450

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Keikyu Corp.	Road & Rail	22,000	$373,276
	Keio Corp.	Road & Rail	10,000	645,977
	Keisei Electric Railway Co. Ltd.	Road & Rail	12,000	435,831
	Kewpie Corp.	Food Products	8,000	191,896
	Keyence Corp.	Electronic Equipment, Instruments & Components	7,000	4,361,838
	Kikkoman Corp.	Food Products	14,000	686,814
	Kinden Corp.	Construction & Engineering	10,000	165,695
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	14,000	652,663
	Kirin Holdings Co. Ltd.	Beverages	64,000	1,527,940
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	52,365
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	4,000	337,534
	Kobe Steel Ltd.	Metals & Mining	24,000	180,187
	Koei Tecmo Holdings Co. Ltd.	Entertainment	4,000	77,120
	Koito Manufacturing Co. Ltd.	Auto Components	10,000	566,472
	Kokuyo Co. Ltd.	Commercial Services & Supplies	6,000	88,034
	Komatsu Ltd.	Machinery	74,000	1,718,544
	Komeri Co. Ltd.	Specialty Retail	2,000	48,986
	Konami Holdings Corp.	Entertainment	8,000	347,292
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	36,000	354,194
	KOSE Corp.	Personal Products	2,000	367,349
	Kubota Corp.	Machinery	88,000	1,271,681
	Kuraray Co. Ltd.	Chemicals	28,000	356,182
	Kurita Water Industries Ltd.	Machinery	8,000	204,328
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	2,000	143,109
	Kyocera Corp.	Electronic Equipment, Instruments & Components	24,000	1,409,405
	Kyorin Holdings Inc.	Pharmaceuticals	4,000	78,096
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	2,000	99,200
	Kyowa Exeo Corp.	Construction & Engineering	8,000	220,807
	Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	20,000	435,470
	Kyudenko Corp.	Construction & Engineering	4,000	125,401
	Kyushu Electric Power Co. Inc.	Electric Utilities	38,000	448,715
	Kyushu Financial Group Inc.	Banks	32,000	130,099
	Kyushu Railway Co.	Road & Rail	12,000	394,633
	Lawson Inc.	Food & Staples Retailing	4,000	221,891
a	Line Corp.	Interactive Media & Services	4,000	141,121
	LINTEC Corp.	Chemicals	4,000	86,516
	Lion Corp.	Household Products	20,000	421,015
	LIXIL Group Corp.	Building Products	20,000	267,064
	M3 Inc.	Health Care Technology	32,000	536,875
	Mabuchi Motor Co. Ltd.	Electrical Equipment	4,000	139,134
	Maeda Corp.	Construction & Engineering	10,000	99,200
	Maeda Road Construction Co. Ltd.	Construction & Engineering	4,000	77,662
	Makita Corp.	Machinery	20,000	696,571
	Marubeni Corp.	Trading Companies & Distributors	122,000	843,204
	Maruha Nichiro Corp.	Food Products	2,000	71,554
	Marui Group Co. Ltd.	Multiline Retail	16,000	323,079
	Maruichi Steel Tube Ltd.	Metals & Mining	4,000	116,547
	Matsui Securities Co. Ltd.	Capital Markets	10,000	94,141
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	6,000	199,756
	Mazda Motor Corp.	Automobiles	46,000	514,713
	Mebuki Financial Group Inc.	Banks	82,000	209,658
	Medipal Holdings Corp.	Health Care Providers & Services	12,000	285,134
	Megmilk Snow Brand Co. Ltd.	Food Products	4,000	97,357
	Meiji Holdings Co. Ltd.	Food Products	10,000	812,215
	Minebea Mitsumi Inc.	Machinery	34,000	510,837
	Miraca Holdings Inc.	Health Care Providers & Services	4,000	99,237
	MISUMI Group Inc.	Machinery	22,000	546,994

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Chemical Holdings Corp.	Chemicals	104,000	$732,327
	Mitsubishi Corp.	Trading Companies & Distributors	100,000	2,777,251
	Mitsubishi Electric Corp.	Electrical Equipment	158,000	2,030,582
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	94,000	1,703,185
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	14,000	199,720
	Mitsubishi Heavy Industries Ltd.	Machinery	22,000	913,909
	Mitsubishi Logistics Corp.	Transportation Infrastructure	6,000	167,502
	Mitsubishi Materials Corp.	Metals & Mining	10,000	263,992
	Mitsubishi Motors Corp.	Automobiles	50,000	265,619
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	2,000	52,329
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	18,000	240,520
	Mitsubishi UFJ Financial Group Inc.	Banks	992,000	4,929,304
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	36,000	183,440
	Mitsui & Co. Ltd.	Trading Companies & Distributors	134,000	2,080,490
	Mitsui Chemicals Inc.	Chemicals	14,000	337,842
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	76,000	1,910,557
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	4,000	102,597
	Mitsui O.S.K. Lines Ltd.	Marine	8,000	172,092
	Miura Co. Ltd.	Machinery	8,000	184,379
	Mizuho Financial Group Inc.	Banks	2,014,000	3,116,937
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	4,000	205,267
	Monotaro Co. Ltd.	Trading Companies & Distributors	8,000	177,874
	Morinaga & Co. Ltd.	Food Products	4,000	173,646
	Morinaga Milk Industry Co. Ltd.	Food Products	4,000	135,700
	MS&AD Insurance Group Holdings Inc.	Insurance	38,000	1,156,977
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	48,000	2,390,351
	Nabtesco Corp.	Machinery	10,000	291,367
	Nagase & Co. Ltd.	Trading Companies & Distributors	8,000	114,848
	Nagoya Railroad Co. Ltd.	Road & Rail	14,000	387,677
	Nankai Electric Railway Co. Ltd.	Road & Rail	8,000	220,807
	NEC Corp.	Technology Hardware, Storage & Peripherals	20,000	676,695
a	Nexon Co. Ltd.	Entertainment	32,000	501,315
	NGK Insulators Ltd.	Machinery	22,000	319,610
	NGK Spark Plug Co. Ltd.	Auto Components	16,000	296,915
	NH Foods Ltd.	Food Products	8,000	288,025
	NHK Spring Co. Ltd.	Auto Components	12,000	107,765
	Nichirei Corp.	Food Products	8,000	197,172
	Nidec Corp.	Electrical Equipment	18,000	2,280,797
	Nifco Inc.	Auto Components	6,000	152,866
	Nihon Kohden Corp.	Health Care Equipment & Supplies	6,000	178,344
	Nihon M&A Center Inc.	Professional Services	10,000	273,750
	Nihon Unisys Ltd.	IT Services	6,000	158,938
	Nikon Corp.	Household Durables	28,000	394,886
	Nintendo Co. Ltd.	Entertainment	8,000	2,281,068
	Nippo Corp.	Construction & Engineering	4,000	74,590
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	6,000	159,100
	Nippon Express Co. Ltd.	Road & Rail	6,000	333,921
	Nippon Gas Co. Ltd.	Gas Utilities	4,000	110,584
	Nippon Kayaku Co. Ltd.	Chemicals	14,000	165,442
	Nippon Paint Holdings Co. Ltd.	Chemicals	12,000	471,609
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	8,000	165,226
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	4,000	291,277
	Nippon Shobukai Co. Ltd.	Chemicals	2,000	130,460
	Nippon Steel Corp.	Metals & Mining	66,000	1,165,144
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	52,000	2,209,477
	Nippon Television Holdings Inc.	Media	4,000	59,990
	Nippon Yusen KK	Marine	14,000	205,159

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nipro Corp.	Health Care Equipment & Supplies	10,000	$129,105
	Nishi-Nippon Financial Holdings Inc.	Banks	12,000	101,911
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	6,000	145,169
	Nissan Chemical Corp.	Chemicals	10,000	458,057
	Nissan Motor Co. Ltd.	Automobiles	152,000	1,247,201
	Nissan Shatai Co. Ltd.	Automobiles	4,000	34,657
	Nisshin Seifun Group Inc.	Food Products	20,000	458,960
	Nisshinbo Holdings Inc.	Industrial Conglomerates	12,000	104,838
	Nissin Foods Holdings Co. Ltd.	Food Products	6,000	411,980
	Nitori Co. Ltd.	Specialty Retail	6,000	775,173
	Nitto Denko Corp.	Chemicals	12,000	630,438
	Noevir Holdings Co. Ltd.	Personal Products	2,000	97,032
	NOF Corp.	Chemicals	4,000	136,243
	NOK Corp.	Auto Components	10,000	155,667
	Nomura Holdings Inc.	Capital Markets	262,000	947,305
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	10,000	191,986
	Nomura Research Institute Ltd.	IT Services	8,000	363,554
	North Pacific Bank Ltd.	Banks	22,000	55,057
	NS Solutions Corp.	IT Services	2,000	53,991
	NSK Ltd.	Machinery	36,000	337,281
	NTN Corp.	Machinery	34,000	100,754
	NTT Data Corp.	IT Services	50,000	551,565
	NTT DoCoMo Inc.	Wireless Telecommunication Services	96,000	2,126,250
	Obayashi Corp.	Construction & Engineering	54,000	543,488
	OBIC Business Consultants Co. Ltd.	Software	2,000	82,125
	OBIC Co. Ltd.	IT Services	6,000	604,960
	Odakyu Electric Railway Co. Ltd.	Road & Rail	24,000	581,759
	Oji Holdings Corp.	Paper & Forest Products	74,000	459,303
	Okuma Corp.	Machinery	2,000	108,235
	Olympus Corp.	Health Care Equipment & Supplies	88,000	955,649
	Omron Corp.	Electronic Equipment, Instruments & Components	16,000	748,792
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	34,000	666,269
	Open House Co. Ltd.	Real Estate Management & Development	2,000	68,573
	Oracle Corp. Japan	Software	2,000	134,255
	Orient Corp.	Consumer Finance	46,000	46,962
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	14,000	1,589,917
	ORIX Corp.	Diversified Financial Services	102,000	1,464,778
	Osaka Gas Co. Ltd.	Gas Utilities	32,000	631,413
	OSG Corp.	Machinery	6,000	115,734
	Otsuka Corp.	IT Services	8,000	298,866
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	34,000	1,335,917
	Paltac Corp.	Distributors	2,000	108,777
	Pan Pacific International Holdings Corp.	Multiline Retail	10,000	662,240
	Panasonic Corp.	Household Durables	172,000	1,482,788
	Park24 Co. Ltd.	Commercial Services & Supplies	8,000	173,682
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	22,000	101,965
a	PeptiDream Inc.	Biotechnology	6,000	294,349
	Persol Holdings Co. Ltd.	Professional Services	14,000	226,661
	Pigeon Corp.	Household Products	8,000	327,054
	Pilot Corp.	Commercial Services & Supplies	2,000	81,041
	Pola Orbis Holdings Inc.	Personal Products	6,000	191,354
	Rakuten Inc.	Internet & Direct Marketing Retail	64,000	605,972
	Recruit Holdings Co. Ltd.	Professional Services	96,000	2,741,618
	Relo Group Inc.	Real Estate Management & Development	8,000	224,782
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	52,000	240,538
	Rengo Co. Ltd.	Containers & Packaging	16,000	150,047
	Resona Holdings Inc.	Banks	174,000	754,102
	Resorttrust Inc.	Hotels, Restaurants & Leisure	6,000	81,312

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	54,000	$564,467
	Rinnai Corp.	Household Durables	2,000	141,483
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	6,000	374,034
	Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	8,000	205,412
	Ryohin Keikaku Co. Ltd.	Multiline Retail	2,000	506,663
	Sankyo Co. Ltd.	Leisure Products	4,000	152,505
	Sankyu Inc.	Road & Rail	4,000	195,148
	Sanrio Co. Ltd.	Specialty Retail	4,000	95,442
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	30,000	446,944
	Sanwa Holdings Corp.	Building Products	16,000	190,378
	Sapporo Holdings Ltd.	Beverages	6,000	131,020
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,000	115,824
	SBI Holdings Inc.	Capital Markets	18,000	401,030
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	4,000	161,178
	SCSK Corp.	IT Services	4,000	178,344
	Secom Co. Ltd.	Commercial Services & Supplies	16,000	1,370,665
	Sega Sammy Holdings Inc.	Leisure Products	16,000	188,788
	Seibu Holdings Inc.	Road & Rail	18,000	315,002
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	22,000	336,902
	Seino Holdings Co. Ltd.	Road & Rail	12,000	159,913
	Sekisui Chemical Co. Ltd.	Household Durables	28,000	450,034
	Sekisui House Ltd.	Household Durables	46,000	761,368
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	62,000	2,339,179
	Seven Bank Ltd.	Banks	52,000	153,625
	SG Holdings Co. Ltd.	Air Freight & Logistics	16,000	466,188
	Sharp Corp.	Household Durables	12,000	132,050
	Shikoku Electric Power Co. Inc.	Electric Utilities	12,000	146,144
	Shima Seiki Manufacturing Ltd.	Machinery	2,000	61,436
	Shimachu Co. Ltd.	Specialty Retail	4,000	104,224
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	22,000	636,039
	Shimamura Co. Ltd.	Specialty Retail	2,000	169,309
	SHIMANO Inc.	Leisure Products	6,000	975,742
	Shimizu Corp.	Construction & Engineering	46,000	399,801
	Shin-Etsu Chemical Co. Ltd.	Chemicals	32,000	2,682,929
a	Shinsei Bank Ltd.	Banks	14,000	199,214
	Shionogi & Co. Ltd.	Pharmaceuticals	22,000	1,361,919
	Shiseido Co. Ltd.	Personal Products	30,000	2,164,792
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	2,000	133,532
	Shoei Co. Ltd.	Real Estate Management & Development	26,000	255,102
	Showa Denko K.K.	Chemicals	12,000	421,737
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	16,000	219,585
	Sky Perfect JSAT Holdings Inc.	Media	10,000	41,559
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	16,000	265,257
	SMC Corp.	Machinery	4,000	1,500,836
	Softbank Corp.	Wireless Telecommunication Services	126,000	1,419,542
	SoftBank Group Corp.	Wireless Telecommunication Services	68,000	6,601,256
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	6,000	261,282
	Sojitz Corp.	Trading Companies & Distributors	100,000	352,351
	Sompo Holdings Inc.	Insurance	28,000	1,036,672
	Sony Corp.	Household Durables	100,000	4,196,594
	Sony Financial Holdings Inc.	Insurance	14,000	264,101
	Sotetsu Holdings Inc.	Road & Rail	6,000	184,578
	Square Enix Holdings Co. Ltd.	Entertainment	6,000	210,327
	Stanley Electric Co. Ltd.	Auto Components	12,000	322,537
	Subaru Corp.	Automobiles	48,000	1,093,915
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	2,000	88,088
	Sumco Corp.	Semiconductors & Semiconductor Equipment	18,000	200,190
	Sumitomo Bakelite Co. Ltd.	Chemicals	2,000	71,645

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Chemical Co. Ltd.	Chemicals	120,000	$558,341
	Sumitomo Corp.	Trading Companies & Distributors	90,000	1,244,884
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	14,000	346,190
	Sumitomo Electric Industries Ltd.	Auto Components	60,000	796,043
	Sumitomo Forestry Co. Ltd.	Household Durables	10,000	138,863
	Sumitomo Heavy Industries Ltd.	Machinery	10,000	323,892
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	18,000	531,779
	Sumitomo Mitsui Financial Group Inc.	Banks	104,000	3,641,903
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	2,000	78,782
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	32,000	1,325,853
	Sumitomo Rubber Industries Ltd.	Auto Components	16,000	191,968
	Sundrug Co. Ltd.	Food & Staples Retailing	6,000	165,334
	Suntory Beverage & Food Ltd.	Beverages	10,000	469,802
	Suzuken Co. Ltd.	Health Care Providers & Services	6,000	347,473
	Suzuki Motor Corp.	Automobiles	34,000	1,504,558
	Sysmex Corp.	Health Care Equipment & Supplies	14,000	846,185
	T&D Holdings Inc.	Insurance	44,000	462,719
	Tadano Ltd.	Machinery	10,000	94,954
	Taiheiyo Cement Corp.	Construction Materials	10,000	333,379
	Taisei Corp.	Construction & Engineering	16,000	743,009
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	4,000	381,262
	Taiyo Nippon Sanso Corp.	Chemicals	10,000	152,324
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	10,000	196,684
	Takara Bio Inc.	Biotechnology	4,000	92,768
	Takara Holdings Inc.	Beverages	16,000	189,222
	Takashimaya Co. Ltd.	Multiline Retail	10,000	133,171
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	120,000	4,901,477
	TDK Corp.	Electronic Equipment, Instruments & Components	10,000	783,304
	TechnoPro Holdings Inc.	Professional Services	2,000	119,257
	Teijin Ltd.	Chemicals	14,000	230,962
	Terumo Corp.	Health Care Equipment & Supplies	48,000	1,465,781
	The 77 Bank Ltd.	Banks	6,000	83,860
	The Bank of Kyoto Ltd.	Banks	6,000	250,983
	The Chiba Bank Ltd.	Banks	52,000	282,351
	The Chugoku Bank Ltd.	Banks	14,000	131,418
	The Chugoku Electric Power Co. Inc.	Electric Utilities	24,000	299,444
	The Dai-ichi Life Holdings Inc.	Insurance	88,000	1,222,785
	The Hiroshima Bank Ltd.	Banks	24,000	122,293
	The Iyo Bank Ltd.	Banks	22,000	116,475
	The Japan Steel Works Ltd.	Machinery	6,000	110,530
	The San-In Godo Bank Ltd.	Banks	12,000	86,082
	The Shiga Bank Ltd.	Banks	2,000	47,667
	The Shizuoka Bank Ltd.	Banks	40,000	304,648
	THK Co. Ltd.	Machinery	10,000	247,007
	TIS Inc.	IT Services	6,000	284,049
	Tobu Railway Co. Ltd.	Road & Rail	16,000	461,851
	Toda Corp.	Construction & Engineering	20,000	122,871
	Toho Co. Ltd.	Entertainment	8,000	321,272
	Toho Gas Co. Ltd.	Gas Utilities	6,000	269,413
	Tohoku Electric Power Co. Inc.	Electric Utilities	38,000	484,763
b	Tokai Carbon Co. Ltd.	Chemicals	16,000	199,774
	Tokai Rika Co. Ltd.	Auto Components	4,000	68,194
	Tokai Tokyo Financial Holdings Inc.	Capital Markets	18,000	65,212
	Tokio Marine Holdings Inc.	Insurance	52,000	2,519,077
	Tokuyama Corp.	Chemicals	6,000	141,591
	Tokyo Broadcasting System Holdings Inc.	Media	2,000	36,608
	Tokyo Century Corp.	Diversified Financial Services	4,000	174,007

230	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	122,000	$771,559
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	12,000	1,734,652
	Tokyo Gas Co. Ltd.	Gas Utilities	34,000	919,537
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	16,000	196,160
	TOKYU Corp.	Road & Rail	40,000	698,559
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	40,000	239,237
	Topcon Corp.	Electronic Equipment, Instruments & Components	8,000	94,394
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	20,000	301,938
	Toray Industries Inc.	Chemicals	122,000	779,164
	Toshiba Corp.	Industrial Conglomerates	44,000	1,401,274
	Toshiba Plant Systems & Services Corp.	Construction & Engineering	4,000	70,940
	Tosoh Corp.	Chemicals	22,000	342,070
	TOTO Ltd.	Building Products	12,000	509,012
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	12,000	245,779
	Toyo Suisan Kaisha Ltd.	Food Products	6,000	228,486
	Toyo Tire Corp.	Auto Components	10,000	113,385
	Toyobo Co. Ltd.	Chemicals	8,000	102,272
	Toyoda Gosei Co. Ltd.	Auto Components	6,000	127,063
	Toyota Boshoku Corp.	Auto Components	6,000	90,798
	Toyota Industries Corp.	Auto Components	12,000	601,708
	Toyota Motor Corp.	Automobiles	198,000	11,604,337
	Toyota Tsusho Corp.	Trading Companies & Distributors	18,000	586,258
	Trend Micro Inc.	Software	10,000	486,968
	TS TECH Co. Ltd.	Auto Components	4,000	115,101
	Tsumura & Co.	Pharmaceuticals	6,000	182,410
	Tsuruha Holdings Inc.	Food & Staples Retailing	2,000	162,624
	TV Asahi Holdings Corp.	Media	2,000	35,091
	Ube Industries Ltd.	Chemicals	8,000	164,431
	Ulvac Inc.	Semiconductors & Semiconductor Equipment	4,000	115,644
	Unicharm Corp.	Household Products	30,000	992,817
	Ushio Inc.	Electrical Equipment	10,000	116,728
	USS Co. Ltd.	Specialty Retail	18,000	334,029
	Wacoal Corp.	Textiles, Apparel & Luxury Goods	4,000	99,453
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	4,000	135,700
	West Japan Railway Co.	Road & Rail	14,000	1,054,759
	Yahoo Japan Corp.	Interactive Media & Services	190,000	465,194
	Yakult Honsha Co. Ltd.	Food Products	10,000	699,282
	Yamada Denki Co. Ltd.	Specialty Retail	58,000	286,109
	Yamaguchi Financial Group Inc.	Banks	18,000	152,541
	Yamaha Corp.	Leisure Products	12,000	599,539
	Yamaha Motor Co. Ltd.	Automobiles	22,000	431,513
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	28,000	723,242
	Yamato Kogyo Co. Ltd.	Metals & Mining	4,000	109,139
	Yamazaki Baking Co. Ltd.	Food Products	10,000	162,262
	Yaoko Co. Ltd.	Food & Staples Retailing	2,000	98,297
	YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	22,000	690,699
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	20,000	413,968
	Yokohama Rubber Co. Ltd.	Auto Components	8,000	148,602
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services	4,000	139,856
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	8,000	185,319
	Zeon Corp.	Chemicals	12,000	121,426
	Zozo Inc.	Internet & Direct Marketing Retail	14,000	263,848

	Total Investments before Short Term Investments (Cost $319,292,554)			286,602,714

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Shares	Value
	Short Term Investments (Cost $231,376) 0.1%
	United States 0.0%
c,d	Institutional Fiduciary Trust Portfolio, 2.10%	114,341	$114,341
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 2.10%	117,035	117,035

	Total Short Term Investments (Cost $231,376)		231,376

	Total Investments (Cost $319,523,930) 98.8%		286,834,090
	Other Assets, less Liabilities 1.2%		3,371,314

	Net Assets 100.0%		$290,205,404

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2019.

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	183	$3,506,735	6/13/19	$(5,783)

*As of period end.

See Note 7 regarding other derivative information.

232	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.38	0.32

Net realized and unrealized gains (losses)	(1.11)	(1.11)

Total from investment operations	(0.73)	(0.79)

Less distributions from:

Net investment income	(0.01)	(0.01)

Net realized gains	(1.25)	(—)[d]

Total distributions	(1.26)	(0.01)

Net asset value, end of year	$23.12	$25.11

Total return[e]	(2.59)%	(3.04)%

Ratios to average net assets[f]

Total expenses	0.09%	0.09%

Net investment income	1.51%	3.10%

Supplemental data

Net assets, end of year (000’s)	$13,870	$45,197

Portfolio turnover rate[g]	19.78%	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	233

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Japan Hedged ETF

		Industry	Shares	Value
	Common Stocks 98.0%
	Japan 98.0%
	ABC-Mart Inc.	Specialty Retail	100	$5,954
	Acom Co. Ltd.	Consumer Finance	1,400	4,996
	Advantest Corp.	Semiconductors & Semiconductor Equipment	700	16,272
	AEON Co. Ltd.	Food & Staples Retailing	2,600	54,415
	AEON Financial Service Co. Ltd.	Consumer Finance	400	8,142
	AEON Mall Co. Ltd.	Real Estate Management & Development	500	8,222
	AGC Inc.	Building Products	700	24,538
	Aica Kogyo Co. Ltd.	Building Products	200	6,668
a	Aiful Corp.	Consumer Finance	1,100	2,763
	AIN Holdings Inc.	Food & Staples Retailing	100	7,517
	Air Water Inc.	Chemicals	600	8,695
	Aisin Seiki Co. Ltd.	Auto Components	700	25,012
	Ajinomoto Co. Inc.	Food Products	1,800	28,768
	Alfresa Holdings Corp.	Health Care Providers & Services	600	17,075
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	700	14,609
	Amada Holdings Co. Ltd.	Machinery	1,300	12,861
	ANA Holdings Inc.	Airlines	500	18,336
	Aoyama Trading Co. Ltd.	Specialty Retail	100	2,273
	Aozora Bank Ltd.	Banks	500	12,359
a	Aplus Financial Co. Ltd.	Consumer Finance	300	233
	Ariake Japan Co. Ltd.	Food Products	100	5,349
	Asahi Group Holdings Ltd.	Beverages	1,400	62,357
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	400	18,792
	Asahi Kasei Corp.	Chemicals	4,600	47,461
	Asics Corp.	Textiles, Apparel & Luxury Goods	600	8,050
	ASKUL Corp.	Internet & Direct Marketing Retail	100	2,495
	Astellas Pharma Inc.	Pharmaceuticals	7,100	106,386
	Autobacs Seven Co. Ltd.	Specialty Retail	200	3,325
	Awa Bank Ltd.	Banks	100	2,542
	Azbil Corp.	Electronic Equipment, Instruments & Components	500	11,695
	Bandai Namco Holdings Inc.	Leisure Products	700	32,823
	Benefit One Inc.	Professional Services	300	5,887
	Benesse Holdings Inc.	Diversified Consumer Services	300	7,792
	BIC CAMERA Inc.	Specialty Retail	500	5,254
	Bridgestone Corp.	Auto Components	2,300	88,646
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	900	16,653
	Calbee Inc.	Food Products	300	8,082
	CANON Inc.	Technology Hardware, Storage & Peripherals	3,900	113,210
	Canon Marketing Japan Inc.	Distributors	200	3,934
	Capcom Co. Ltd.	Entertainment	400	8,962
	Casio Computer Co. Ltd.	Household Durables	900	11,750
	Central Japan Railway Co.	Road & Rail	700	162,597
	Chubu Electric Power Co. Inc.	Electric Utilities	2,600	40,603
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	800	55,003
	Chuo Mitsui Trust Holdings Inc.	Banks	1,400	50,290
	Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	5,574
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages	500	12,698
	COMSYS Holdings Corp.	Construction & Engineering	400	10,914
	Concordia Financial Group Ltd.	Banks	4,400	16,974
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	200	4,019
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing	50	8,646
	Credit Saison Co. Ltd.	Consumer Finance	600	7,925
	CyberAgent Inc.	Media	400	16,317
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	1,200	28,698
	Daicel Corp.	Chemicals	1,100	11,946
	Daido Steel Co. Ltd.	Metals & Mining	100	3,944
	Daifuku Co. Ltd.	Machinery	400	20,816

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	2,400	$110,584
Daiichikosho Co. Ltd.	Entertainment	100	5,114
Daikin Industries Ltd.	Building Products	1,000	117,179
Daishi Hokuetsu Financial Group Inc.	Banks	100	2,823
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	250	34,851
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	2,400	76,303
Daiwa Securities Group Inc.	Capital Markets	5,900	28,731
DeNA Co. Ltd.	Entertainment	400	6,024
Denka Co. Ltd.	Chemicals	300	8,646
Denso Corp.	Auto Components	1,700	66,304
Dentsu Inc.	Media	800	33,790
DIC Corp.	Chemicals	300	8,768
Disco Corp.	Semiconductors & Semiconductor Equipment	100	14,248
DMG Mori Co. Ltd.	Machinery	400	4,947
Dowa Holdings Co. Ltd.	Metals & Mining	200	6,577
East Japan Railway Co.	Road & Rail	1,400	135,086
EBARA Corp.	Machinery	400	11,275
Eisai Co. Ltd.	Pharmaceuticals	1,000	56,132
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	600	14,614
Exedy Corp.	Auto Components	100	2,167
Ezaki Glico Co. Ltd.	Food Products	200	10,516
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	800	20,389
Fancl Corp.	Personal Products	300	7,752
FANUC Corp.	Machinery	700	119,402
Fast Retailing Co. Ltd.	Specialty Retail	200	94,015
FP Corp.	Containers & Packaging	100	5,909
Fuji Electric Co. Ltd.	Electrical Equipment	500	14,184
Fuji Media Holdings Inc.	Media	300	4,141
Fuji Oil Holdings Inc.	Food Products	200	6,848
Fuji Seal International Inc.	Containers & Packaging	100	3,614
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	1,400	63,673
Fujikura Ltd.	Electrical Equipment	1,000	3,767
Fujitsu General Ltd.	Household Durables	300	4,244
Fujitsu Ltd.	IT Services	700	50,506
Fukuoka Financial Group Inc.	Banks	600	13,313
Fukuyama Transporting Co. Ltd.	Road & Rail	100	3,849
Furukawa Electric Co. Ltd.	Electrical Equipment	200	5,043
Fuyo General Lease Co. Ltd.	Diversified Financial Services	100	4,951
Glory Ltd.	Machinery	200	4,799
GMO Internet Inc.	IT Services	300	4,890
GMO Payment Gateway Inc.	IT Services	200	14,202
Goldwin Inc.	Textiles, Apparel & Luxury Goods	100	14,564
GS Yuasa Corp.	Electrical Equipment	300	5,884
GungHo Online Entertainment Inc.	Entertainment	1,600	5,826
Gunma Bank Ltd.	Banks	1,600	6,057
H2O Retailing Corp.	Multiline Retail	300	4,179
Hachijuni Bank Ltd.	Banks	1,700	7,050
Hakuhodo DY Holdings Inc.	Media	900	14,457
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	500	19,334
Hankyu Hanshin Holdings Inc.	Road & Rail	800	29,995
Haseko Corp.	Household Durables	1,100	13,834
Heiwa Corp.	Leisure Products	200	3,997
Hikari Tsushin Inc.	Specialty Retail	100	18,946
Hino Motors Ltd.	Machinery	1,100	9,262
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	115	12,083
HIS Co. Ltd.	Hotels, Restaurants & Leisure	100	3,677
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	300	13,796

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi Capital Corp.	Consumer Finance	200	$4,637
	Hitachi Chemical Co. Ltd.	Chemicals	400	8,861
	Hitachi Construction Machinery Co. Ltd.	Machinery	400	10,614
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	300	12,292
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	3,400	110,123
	Hitachi Metals Ltd.	Metals & Mining	800	9,295
	Hitachi Transport System Ltd.	Road & Rail	100	2,968
	Hokkaido Electric Power Co. Inc.	Electric Utilities	700	4,022
	Hokugin Financial Group Inc.	Banks	400	4,167
a	Hokuriku Electric Power Co.	Electric Utilities	600	4,705
	Honda Motor Co. Ltd.	Automobiles	6,500	175,882
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	100	5,556
	Hoshizaki Corp.	Machinery	200	12,396
	House Foods Group Inc.	Food Products	300	12,061
	Hoya Corp.	Health Care Equipment & Supplies	1,400	92,448
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	400	6,079
	Ichigo Inc.	Real Estate Management & Development	1,000	3,424
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	500	16,737
	IHI Corp.	Machinery	500	12,012
	Iida Group Holdings Co. Ltd.	Household Durables	600	10,869
	INPEX Corp.	Oil, Gas & Consumable Fuels	3,400	32,423
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	1,300	13,143
	Isuzu Motors Ltd.	Automobiles	1,900	24,959
	Ito En Ltd.	Beverages	200	10,390
	ITOCHU Corp.	Trading Companies & Distributors	5,200	94,078
	ITOCHU Techno-Solutions Corp.	IT Services	400	9,335
	Itoham Yonekyu Holdings Inc.	Food Products	500	3,112
	Izumi Co. Ltd.	Multiline Retail	100	4,662
	J Front Retailing Co. Ltd.	Multiline Retail	900	10,709
	Japan Airlines Co. Ltd.	Airlines	400	14,090
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	200	8,447
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	200	2,784
	Japan Exchange Group Inc.	Capital Markets	2,000	35,651
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	100	2,165
	Japan Post Bank Co. Ltd.	Banks	1,600	17,477
	Japan Post Holdings Co. Ltd.	Insurance	5,100	59,715
	Japan Post Insurance Co. Ltd.	Insurance	300	6,491
	Japan Tobacco Inc.	Tobacco	4,400	109,121
	JFE Holdings Inc.	Metals & Mining	1,900	32,246
	JGC Corp.	Construction & Engineering	800	10,632
	JSR Corp.	Chemicals	700	10,852
	JTEKT Corp.	Machinery	900	11,075
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	11,800	53,997
	K’s Holdings Corp.	Specialty Retail	700	6,210
	Kagome Co. Ltd.	Food Products	300	8,429
	Kajima Corp.	Construction & Engineering	1,800	26,573
	Kakaku.com Inc.	Interactive Media & Services	500	9,608
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	100	4,544
	Kamigumi Co. Ltd.	Transportation Infrastructure	400	9,266
	Kandenko Co. Ltd.	Construction & Engineering	400	3,419
	Kaneka Corp.	Chemicals	200	7,490
	Kansai Electric Power Co. Inc.	Electric Utilities	2,700	39,810
	Kansai Mirai Financial Group Inc	Banks	600	4,266
	Kansai Paint Co. Ltd.	Chemicals	700	13,351
	KAO Corp.	Personal Products	1,800	141,775
	Kawasaki Heavy Industries Ltd.	Machinery	500	12,332
a	Kawasaki Kisen Kaisha Ltd.	Marine	300	3,225
	KDDI Corp.	Wireless Telecommunication Services	6,600	142,214

236	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	400	$16,823
	Keikyu Corp.	Road & Rail	900	15,270
	Keio Corp.	Road & Rail	400	25,839
	Keisei Electric Railway Co. Ltd.	Road & Rail	500	18,160
	Kewpie Corp.	Food Products	400	9,595
	Keyence Corp.	Electronic Equipment, Instruments & Components	344	214,353
	Kikkoman Corp.	Food Products	700	34,341
	Kinden Corp.	Construction & Engineering	500	8,285
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	600	27,971
	Kirin Holdings Co. Ltd.	Beverages	3,000	71,622
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	100	2,618
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	200	16,877
	Kobe Steel Ltd.	Metals & Mining	1,100	8,259
	Koei Tecmo Holdings Co. Ltd.	Entertainment	300	5,784
	Koito Manufacturing Co. Ltd.	Auto Components	400	22,659
	Kokuyo Co. Ltd.	Commercial Services & Supplies	300	4,402
	Komatsu Ltd.	Machinery	3,400	78,960
	Komeri Co. Ltd.	Specialty Retail	100	2,449
	Konami Holdings Corp.	Entertainment	400	17,365
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	1,700	16,726
	KOSE Corp.	Personal Products	100	18,367
	Kubota Corp.	Machinery	4,100	59,249
	Kuraray Co. Ltd.	Chemicals	1,300	16,537
	Kurita Water Industries Ltd.	Machinery	400	10,216
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	100	7,155
	Kyocera Corp.	Electronic Equipment, Instruments & Components	1,100	64,598
	Kyorin Holdings Inc.	Pharmaceuticals	100	1,952
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	100	4,960
	Kyowa Exeo Corp.	Construction & Engineering	400	11,040
	Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	1,000	21,774
	Kyudenko Corp.	Construction & Engineering	100	3,135
	Kyushu Electric Power Co. Inc.	Electric Utilities	1,700	20,074
	Kyushu Financial Group Inc.	Banks	1,400	5,692
	Kyushu Railway Co.	Road & Rail	600	19,732
	Lawson Inc.	Food & Staples Retailing	200	11,095
a	Line Corp.	Interactive Media & Services	200	7,056
	LINTEC Corp.	Chemicals	200	4,326
	Lion Corp.	Household Products	900	18,946
	LIXIL Group Corp.	Building Products	1,000	13,353
	M3 Inc.	Health Care Technology	1,500	25,166
	Mabuchi Motor Co. Ltd.	Electrical Equipment	200	6,957
	Maeda Corp.	Construction & Engineering	500	4,960
	Maeda Road Construction Co. Ltd.	Construction & Engineering	200	3,883
	Makita Corp.	Machinery	900	31,346
	Marubeni Corp.	Trading Companies & Distributors	5,900	40,778
	Maruha Nichiro Corp.	Food Products	100	3,578
	Marui Group Co. Ltd.	Multiline Retail	800	16,154
	Maruichi Steel Tube Ltd.	Metals & Mining	200	5,827
	Matsui Securities Co. Ltd.	Capital Markets	500	4,707
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	300	9,988
	Mazda Motor Corp.	Automobiles	2,200	24,617
	Mebuki Financial Group Inc.	Banks	3,800	9,716
	Medipal Holdings Corp.	Health Care Providers & Services	600	14,257
	Megmilk Snow Brand Co. Ltd.	Food Products	100	2,434
	Meiji Holdings Co. Ltd.	Food Products	500	40,611
	Minebea Mitsumi Inc.	Machinery	1,600	24,039
	Miraca Holdings Inc.	Health Care Providers & Services	200	4,962

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	MISUMI Group Inc.	Machinery	1,000	$24,863
	Mitsubishi Chemical Holdings Corp.	Chemicals	4,700	33,096
	Mitsubishi Corp.	Trading Companies & Distributors	4,800	133,308
	Mitsubishi Electric Corp.	Electrical Equipment	7,300	93,818
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	4,400	79,724
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	700	9,986
	Mitsubishi Heavy Industries Ltd.	Machinery	1,100	45,695
	Mitsubishi Logistics Corp.	Transportation Infrastructure	200	5,583
	Mitsubishi Materials Corp.	Metals & Mining	500	13,200
	Mitsubishi Motors Corp.	Automobiles	2,400	12,750
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	100	2,616
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	900	12,026
	Mitsubishi UFJ Financial Group Inc.	Banks	46,900	233,049
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	1,600	8,153
	Mitsui & Co. Ltd.	Trading Companies & Distributors	6,300	97,814
	Mitsui Chemicals Inc.	Chemicals	700	16,892
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	3,500	87,986
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	200	5,130
	Mitsui O.S.K. Lines Ltd.	Marine	400	8,605
	Miura Co. Ltd.	Machinery	400	9,219
	Mizuho Financial Group Inc.	Banks	94,600	146,406
	Monotaro Co. Ltd.	Trading Companies & Distributors	400	8,894
	Morinaga & Co. Ltd.	Food Products	100	4,341
	Morinaga Milk Industry Co. Ltd.	Food Products	200	6,785
	MS&AD Insurance Group Holdings Inc.	Insurance	1,800	54,804
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	2,100	104,578
	Nabtesco Corp.	Machinery	400	11,655
	Nagase & Co. Ltd.	Trading Companies & Distributors	400	5,742
	Nagoya Railroad Co. Ltd.	Road & Rail	700	19,384
	Nankai Electric Railway Co. Ltd.	Road & Rail	400	11,040
	NEC Corp.	Technology Hardware, Storage & Peripherals	900	30,451
a	Nexon Co. Ltd.	Entertainment	1,500	23,499
	NGK Insulators Ltd.	Machinery	1,000	14,528
	NGK Spark Plug Co. Ltd.	Auto Components	700	12,990
	NH Foods Ltd.	Food Products	400	14,401
	NHK Spring Co. Ltd.	Auto Components	600	5,388
	Nichirei Corp.	Food Products	400	9,859
	Nidec Corp.	Electrical Equipment	900	114,040
	Nifco Inc.	Auto Components	300	7,643
	Nihon Kohden Corp.	Health Care Equipment & Supplies	300	8,917
	Nihon M&A Center Inc.	Professional Services	500	13,688
	Nihon Unisys Ltd.	IT Services	200	5,298
	Nikon Corp.	Household Durables	1,300	18,334
	Nintendo Co. Ltd.	Entertainment	400	114,053
	Nippo Corp.	Construction & Engineering	200	3,730
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	300	7,955
	Nippon Express Co. Ltd.	Road & Rail	300	16,696
	Nippon Gas Co. Ltd.	Gas Utilities	100	2,765
	Nippon Kayaku Co. Ltd.	Chemicals	600	7,090
	Nippon Paint Holdings Co. Ltd.	Chemicals	600	23,580
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	300	6,196
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	200	14,564
	Nippon Shobukai Co. Ltd.	Chemicals	100	6,523
	Nippon Steel Corp.	Metals & Mining	3,100	54,726
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,400	101,976
	Nippon Television Holdings Inc.	Media	300	4,499
	Nippon Yusen KK	Marine	600	8,793

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nipro Corp.	Health Care Equipment & Supplies	400	$5,164
	Nishi-Nippon Financial Holdings Inc.	Banks	600	5,096
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	300	7,258
	Nissan Chemical Corp.	Chemicals	500	22,903
	Nissan Motor Co. Ltd.	Automobiles	7,200	59,078
	Nissan Shatai Co. Ltd.	Automobiles	200	1,733
	Nisshin Seifun Group Inc.	Food Products	900	20,653
	Nisshinbo Holdings Inc.	Industrial Conglomerates	500	4,368
	Nissin Foods Holdings Co. Ltd.	Food Products	300	20,599
	Nitori Co. Ltd.	Specialty Retail	300	38,759
	Nitto Denko Corp.	Chemicals	600	31,522
	Noevir Holdings Co. Ltd.	Personal Products	100	4,852
	NOF Corp.	Chemicals	300	10,218
	NOK Corp.	Auto Components	500	7,783
	Nomura Holdings Inc.	Capital Markets	12,300	44,473
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	500	9,599
	Nomura Research Institute Ltd.	IT Services	400	18,178
	North Pacific Bank Ltd.	Banks	1,000	2,503
	NS Solutions Corp.	IT Services	100	2,700
	NSK Ltd.	Machinery	1,700	15,927
	NTN Corp.	Machinery	1,600	4,741
	NTT Data Corp.	IT Services	2,400	26,475
	NTT DoCoMo Inc.	Wireless Telecommunication Services	4,400	97,453
	Obayashi Corp.	Construction & Engineering	2,600	26,168
	OBIC Business Consultants Co. Ltd.	Software	100	4,106
	OBIC Co. Ltd.	IT Services	200	20,165
	Odakyu Electric Railway Co. Ltd.	Road & Rail	1,100	26,664
	Oji Holdings Corp.	Paper & Forest Products	3,300	20,482
	Okuma Corp.	Machinery	100	5,412
	Olympus Corp.	Health Care Equipment & Supplies	4,000	43,439
	Omron Corp.	Electronic Equipment, Instruments & Components	700	32,760
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	31,354
	Open House Co. Ltd.	Real Estate Management & Development	100	3,429
	Oracle Corp. Japan	Software	100	6,713
	Orient Corp.	Consumer Finance	2,100	2,144
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	700	79,496
	ORIX Corp.	Diversified Financial Services	4,700	67,495
	Osaka Gas Co. Ltd.	Gas Utilities	1,500	29,598
	OSG Corp.	Machinery	400	7,716
	Otsuka Corp.	IT Services	400	14,943
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	1,600	62,867
	Paltac Corp.	Distributors	100	5,439
	Pan Pacific International Holdings Corp.	Multiline Retail	500	33,112
	Panasonic Corp.	Household Durables	7,900	68,105
	Park24 Co. Ltd.	Commercial Services & Supplies	500	10,855
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	1,000	4,635
a	PeptiDream Inc.	Biotechnology	300	14,717
	Persol Holdings Co. Ltd.	Professional Services	600	9,714
	Pigeon Corp.	Household Products	400	16,353
	Pilot Corp.	Commercial Services & Supplies	100	4,052
	Pola Orbis Holdings Inc.	Personal Products	300	9,568
	Rakuten Inc.	Internet & Direct Marketing Retail	2,900	27,458
	Recruit Holdings Co. Ltd.	Professional Services	4,500	128,513
	Relo Group Inc.	Real Estate Management & Development	400	11,239
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	2,700	12,490
	Rengo Co. Ltd.	Containers & Packaging	800	7,502
	Resona Holdings Inc.	Banks	8,200	35,538

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Resorttrust Inc.	Hotels, Restaurants & Leisure	200	$2,710
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	2,500	26,133
	Rinnai Corp.	Household Durables	100	7,074
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	300	18,702
	Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	400	10,271
	Ryohin Keikaku Co. Ltd.	Multiline Retail	100	25,333
	Sankyo Co. Ltd.	Leisure Products	200	7,625
	Sankyu Inc.	Road & Rail	200	9,757
	Sanrio Co. Ltd.	Specialty Retail	200	4,772
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	1,300	19,368
	Sanwa Holdings Corp.	Building Products	700	8,329
	Sapporo Holdings Ltd.	Beverages	200	4,367
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	100	5,791
	SBI Holdings Inc.	Capital Markets	800	17,824
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	100	4,029
	SCSK Corp.	IT Services	200	8,917
	Secom Co. Ltd.	Commercial Services & Supplies	700	59,967
	Sega Sammy Holdings Inc.	Leisure Products	700	8,259
	Seibu Holdings Inc.	Road & Rail	800	14,000
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	1,000	15,314
	Seino Holdings Co. Ltd.	Road & Rail	600	7,996
	Sekisui Chemical Co. Ltd.	Household Durables	1,400	22,502
	Sekisui House Ltd.	Household Durables	2,200	36,413
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	2,900	109,413
	Seven Bank Ltd.	Banks	2,600	7,681
	SG Holdings Co. Ltd.	Air Freight & Logistics	800	23,309
	Sharp Corp.	Household Durables	600	6,603
	Shikoku Electric Power Co. Inc.	Electric Utilities	600	7,307
	Shima Seiki Manufacturing Ltd.	Machinery	100	3,072
	Shimachu Co. Ltd.	Specialty Retail	200	5,211
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	1,000	28,911
	Shimamura Co. Ltd.	Specialty Retail	100	8,465
	SHIMANO Inc.	Leisure Products	300	48,787
	Shimizu Corp.	Construction & Engineering	2,200	19,121
	Shin-Etsu Chemical Co. Ltd.	Chemicals	1,500	125,762
a	Shinsei Bank Ltd.	Banks	700	9,961
	Shionogi & Co. Ltd.	Pharmaceuticals	1,100	68,096
	Shiseido Co. Ltd.	Personal Products	1,500	108,240
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	100	6,677
	Shochiku Co. Ltd.	Entertainment	100	11,203
	Shoei Co. Ltd.	Real Estate Management & Development	1,300	12,755
	Showa Denko K.K.	Chemicals	500	17,572
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	800	10,979
	Sky Perfect JSAT Holdings Inc.	Media	500	2,078
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	900	14,921
	SMC Corp.	Machinery	200	75,042
	Softbank Corp.	Wireless Telecommunication Services	6,000	67,597
	SoftBank Group Corp.	Wireless Telecommunication Services	3,200	310,647
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	200	8,709
	Sojitz Corp.	Trading Companies & Distributors	4,700	16,561
	Sompo Holdings Inc.	Insurance	1,300	48,131
	Sony Corp.	Household Durables	4,800	201,437
	Sony Financial Holdings Inc.	Insurance	700	13,205
	Sotetsu Holdings Inc.	Road & Rail	300	9,229
	Square Enix Holdings Co. Ltd.	Entertainment	300	10,516
	Stanley Electric Co. Ltd.	Auto Components	500	13,439
	Subaru Corp.	Automobiles	2,300	52,417

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	100	$4,404
Sumco Corp.	Semiconductors & Semiconductor Equipment	900	10,010
Sumitomo Bakelite Co. Ltd.	Chemicals	100	3,582
Sumitomo Chemical Co. Ltd.	Chemicals	5,700	26,521
Sumitomo Corp.	Trading Companies & Distributors	4,200	58,095
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	600	14,837
Sumitomo Electric Industries Ltd.	Auto Components	2,900	38,475
Sumitomo Forestry Co. Ltd.	Household Durables	500	6,943
Sumitomo Heavy Industries Ltd.	Machinery	400	12,956
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	900	26,589
Sumitomo Mitsui Financial Group Inc.	Banks	4,900	171,590
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	200	7,878
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	1,500	62,149
Sumitomo Rubber Industries Ltd.	Auto Components	800	9,598
Sundrug Co. Ltd.	Food & Staples Retailing	200	5,511
Suntory Beverage & Food Ltd.	Beverages	500	23,490
Suzuken Co. Ltd.	Health Care Providers & Services	300	17,374
Suzuki Motor Corp.	Automobiles	1,600	70,803
Sysmex Corp.	Health Care Equipment & Supplies	700	42,309
T&D Holdings Inc.	Insurance	2,100	22,084
Tadano Ltd.	Machinery	400	3,798
Taiheiyo Cement Corp.	Construction Materials	400	13,335
Taisei Corp.	Construction & Engineering	800	37,150
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	200	19,063
Taiyo Nippon Sanso Corp.	Chemicals	500	7,616
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	500	9,834
Takara Bio Inc.	Biotechnology	200	4,638
Takara Holdings Inc.	Beverages	600	7,096
Takashimaya Co. Ltd.	Multiline Retail	500	6,659
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	5,700	232,820
TDK Corp.	Electronic Equipment, Instruments & Components	500	39,165
TechnoPro Holdings Inc.	Professional Services	100	5,963
Teijin Ltd.	Chemicals	800	13,198
Terumo Corp.	Health Care Equipment & Supplies	2,400	73,289
The 77 Bank Ltd.	Banks	200	2,795
The Bank of Kyoto Ltd.	Banks	300	12,549
The Chiba Bank Ltd.	Banks	2,400	13,032
The Chugoku Bank Ltd.	Banks	600	5,632
The Chugoku Electric Power Co. Inc.	Electric Utilities	1,300	16,220
The Dai-ichi Life Holdings Inc.	Insurance	4,100	56,971
The Hiroshima Bank Ltd.	Banks	1,100	5,605
The Iyo Bank Ltd.	Banks	1,000	5,294
The Japan Steel Works Ltd.	Machinery	200	3,684
The San-In Godo Bank Ltd.	Banks	600	4,304
The Shiga Bank Ltd.	Banks	200	4,767
The Shizuoka Bank Ltd.	Banks	2,000	15,232
THK Co. Ltd.	Machinery	500	12,350
TIS Inc.	IT Services	300	14,202
Tobu Railway Co. Ltd.	Road & Rail	800	23,093
Toda Corp.	Construction & Engineering	900	5,529
Toho Co. Ltd.	Entertainment	400	16,064
Toho Gas Co. Ltd.	Gas Utilities	400	17,961
Tohoku Electric Power Co. Inc.	Electric Utilities	1,700	21,687
Tokai Carbon Co. Ltd.	Chemicals	800	9,989
Tokai Rika Co. Ltd.	Auto Components	200	3,410
Tokai Tokyo Financial Holdings Inc.	Capital Markets	800	2,898
Tokio Marine Holdings Inc.	Insurance	2,500	121,109

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tokuyama Corp.	Chemicals	300	$7,080
	Tokyo Broadcasting System Holdings Inc.	Media	200	3,661
	Tokyo Century Corp.	Diversified Financial Services	200	8,700
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	5,800	36,681
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	600	86,733
	Tokyo Gas Co. Ltd.	Gas Utilities	1,600	43,272
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	900	11,034
	TOKYU Corp.	Road & Rail	1,800	31,435
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	2,300	13,756
	Topcon Corp.	Electronic Equipment, Instruments & Components	400	4,720
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	1,000	15,097
	Toray Industries Inc.	Chemicals	5,600	35,765
	Toshiba Corp.	Industrial Conglomerates	2,100	66,879
	Toshiba Plant Systems & Services Corp.	Construction & Engineering	100	1,774
	Tosoh Corp.	Chemicals	1,100	17,104
	TOTO Ltd.	Building Products	500	21,209
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	600	12,289
	Toyo Suisan Kaisha Ltd.	Food Products	300	11,424
	Toyo Tire Corp.	Auto Components	400	4,535
	Toyobo Co. Ltd.	Chemicals	300	3,835
	Toyoda Gosei Co. Ltd.	Auto Components	300	6,353
	Toyota Boshoku Corp.	Auto Components	200	3,027
	Toyota Industries Corp.	Auto Components	600	30,085
	Toyota Motor Corp.	Automobiles	9,400	550,913
	Toyota Tsusho Corp.	Trading Companies & Distributors	900	29,313
	Trend Micro Inc.	Software	400	19,479
	TS TECH Co. Ltd.	Auto Components	200	5,755
	Tsumura & Co.	Pharmaceuticals	300	9,120
	Tsuruha Holdings Inc.	Food & Staples Retailing	100	8,131
	TV Asahi Holdings Corp.	Media	100	1,755
	Ube Industries Ltd.	Chemicals	400	8,222
	Ulvac Inc.	Semiconductors & Semiconductor Equipment	200	5,782
	Unicharm Corp.	Household Products	1,400	46,331
	Ushio Inc.	Electrical Equipment	400	4,669
	USS Co. Ltd.	Specialty Retail	800	14,846
	Wacoal Corp.	Textiles, Apparel & Luxury Goods	200	4,973
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	200	6,785
	West Japan Railway Co.	Road & Rail	700	52,738
	Yahoo Japan Corp.	Interactive Media & Services	8,700	21,301
	Yakult Honsha Co. Ltd.	Food Products	500	34,964
	Yamada Denki Co. Ltd.	Specialty Retail	2,700	13,319
	Yamaguchi Financial Group Inc.	Banks	800	6,780
	Yamaha Corp.	Leisure Products	600	29,977
	Yamaha Motor Co. Ltd.	Automobiles	1,000	19,614
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	1,300	33,579
	Yamato Kogyo Co. Ltd.	Metals & Mining	200	5,457
	Yamazaki Baking Co. Ltd.	Food Products	500	8,113
	Yaoko Co. Ltd.	Food & Staples Retailing	100	4,915
	YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	1,000	31,395
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	900	18,629
	Yokohama Rubber Co. Ltd.	Auto Components	400	7,430
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services	200	6,993
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	300	6,949
	Zeon Corp.	Chemicals	500	5,059
	Zozo Inc.	Internet & Direct Marketing Retail	700	13,192

	Total Investments before Short Term Investments (Cost $15,777,530)			13,586,269

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Shares	Value
	Short Term Investments (Cost $28,014) 0.2%
	United States 0.2%
b,c	Institutional Fiduciary Trust Portfolio, 2.10%	28,014	$28,014

	Total Investments (Cost $15,805,544) 98.2%		13,614,283
	Other Assets, less Liabilities 1.8%		255,352

	Net Assets 100.0%		$13,869,635

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2019 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	BUY	907,402,000	$8,162,872	04/02/19	$35,308	$(122)
Japanese Yen	BOFA	SELL	907,402,000	8,170,045	04/02/19	—	(28,012)
Japanese Yen	HSBK	BUY	907,402,000	8,162,861	04/02/19	35,258	(62)
Japanese Yen	HSBK	SELL	907,402,000	8,169,812	04/02/19	—	(28,245)
Japanese Yen	MSCO	BUY	371,210,000	3,339,546	04/02/19	14,291	(85)
Japanese Yen	MSCO	SELL	371,210,000	3,342,170	04/02/19	—	(11,582)
Japanese Yen	UBSW	BUY	907,402,000	8,162,824	04/02/19	35,316	(82)
Japanese Yen	UBSW	SELL	907,402,000	8,169,700	04/02/19	—	(28,358)
Japanese Yen	BOFA	SELL	452,366,000	4,098,480	05/08/19	—	(1,178)
Japanese Yen	HSBK	SELL	452,366,000	4,098,248	05/08/19	—	(1,409)
Japanese Yen	MSCO	SELL	185,059,000	1,676,526	05/08/19	—	(608)
Japanese Yen	UBSW	SELL	452,366,000	4,098,268	05/08/19	—	(1,389)

Total Forward Exchange Contracts						$120,173	$(101,132)

Net unrealized appreciation (depreciation)							$19,041

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	14	$268,275	6/13/19	$(1,640)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.17

Income from investment operations[b]:

Net investment income[c]	0.38

Net realized and unrealized gains (losses)	(0.02)

Total from investment operations	0.36

Less distributions from net investment income	(0.12)

Net asset value, end of year	$26.41

Total return[d]	1.42%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment income	3.08%

Supplemental data

Net assets, end of year (000’s)	$2,641

Portfolio turnover rate[f]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 74.7%
	Brazil 39.0%
	Ambev SA	Beverages	17,200	$74,383
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,300	6,711
a	B2W Cia Digital	Internet & Direct Marketing Retail	700	7,594
	B3 SA – Brasil Bolsa Balcao	Capital Markets	7,800	64,377
	Banco Bradesco SA	Banks	3,500	34,040
	Banco BTG Pactual SA	Capital Markets	800	7,441
	Banco do Brasil SA	Banks	4,100	51,328
	Banco Santander Brasil SA	Banks	1,500	16,948
	BB Seguridade Participacoes SA	Insurance	2,700	18,399
	BR Malls Paricipacoes SA	Real Estate Management & Development	3,100	10,013
a	BRF SA	Food Products	2,200	12,804
	CCR SA	Transportation Infrastructure	4,400	13,273
a	Centrais Eletricas Brasileiras SA	Electric Utilities	1,200	11,313
a	Cia Siderurgica Nacional SA	Metals & Mining	2,400	10,021
	Cielo SA	IT Services	4,400	10,730
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300	14,030
	Companhia Energetica de Minas Gerais	Electric Utilities	300	1,287
	Companhia Paranaense de Energia-Copel	Electric Utilities	200	1,650
	Cosan SA	Oil, Gas & Consumable Fuels	700	7,671
	CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	500	7,034
	EDP-Energias do Brasil SA	Electric Utilities	1,200	5,236
	Embraer SA	Aerospace & Defense	2,900	13,749
	Energisa SA	Electric Utilities	735	7,658
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	625	6,859
	Equatorial Energia SA	Electric Utilities	700	14,390
	Estacio Participacoes SA	Diversified Consumer Services	1,000	6,835
	Fleury SA	Health Care Providers & Services	900	4,718
	Grendene SA	Textiles, Apparel & Luxury Goods	1,000	2,153
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	30	1,110
b	Hapvida Participacoes e Investimentos SA, Reg S	Health Care Providers & Services	500	3,952
	Hypera SA	Pharmaceuticals	1,600	10,648
	IRB Brasil Resseguros SA	Insurance	756	17,726
	JBS SA	Food Products	3,900	15,954
	Klabin SA	Containers & Packaging	2,600	11,378
	Kroton Educacional SA	Diversified Consumer Services	5,900	16,070
	Localiza Rent a Car SA	Road & Rail	2,200	18,689
	Lojas Americanas SA	Multiline Retail	1,000	3,397
	Lojas Renner SA	Multiline Retail	2,800	31,513
	M. Dias Branco SA	Food Products	300	3,349
	Magazine Luiza SA	Multiline Retail	291	12,925
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,200	7,212
	Natura Cosmeticos SA	Personal Products	700	8,164
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,200	10,114
	Odontoprev SA	Health Care Providers & Services	1,000	4,214
	Petrobras Distribuidora SA	Specialty Retail	1,300	7,733
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,600	92,849
	Porto Seguro SA	Insurance	400	5,533
	Raia Drogasil SA	Food & Staples Retailing	899	15,085
a	Rumo SA	Road & Rail	4,400	21,651
	Sao Martinho SA	Food Products	600	2,828
	Sul America SA	Insurance	900	6,892
	Suzano Papel e Celulose SA	Paper & Forest Products	2,320	27,748
	Tim Participacoes SA	Wireless Telecommunication Services	3,200	9,694

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities		900	$5,735
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels		1,682	20,314
	Vale SA	Metals & Mining		13,700	179,290
	Via Varejo SA	Specialty Retail		1,500	1,627
	Weg SA	Machinery		2,900	13,413

					1,029,452

	Chile 7.8%
	AES Gener SA	Independent Power and Renewable Electricity Producers		11,082	2,979
	Aguas Andinas SA, A	Water Utilities		10,875	6,183
	Banco de Chile	Banks		109,627	16,141
	Banco de Credito e Inversiones SA	Banks		169	10,804
	Banco Santander Chile SA	Banks		245,047	18,434
	Cencosud SA	Food & Staples Retailing		5,256	9,100
	Colbun SA	Independent Power and Renewable Electricity Producers		27,691	6,259
	Compania Cervecerias Unidas SA	Beverages		580	8,304
	ECL SA	Electric Utilities		1,905	3,666
	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services		540	5,623
	Empresas CMPC SA	Paper & Forest Products		4,383	15,459
	Empresas COPEC SA	Oil, Gas & Consumable Fuels		1,926	24,454
	Enel Americas SA	Electric Utilities		108,556	19,300
	Enel Chile SA	Electric Utilities		107,676	11,282
	Itau CorpBanca	Banks		660,636	5,825
	Latam Airlines Group SA	Airlines		1,216	12,929
	Parque Arauco SA	Real Estate Management & Development		2,354	6,296
	Plaza SA	Real Estate Management & Development		912	2,171
	SACI Falabella	Multiline Retail		2,852	21,207

					206,416

	Colombia 2.3%
	Almacenes Exito SA	Food & Staples Retailing		791	3,606
	Bancolombia SA	Banks		1,088	13,525
a	Corporacion Financiera Colombiana SA	Diversified Financial Services		394	3,278
	Ecopetrol SA	Oil, Gas & Consumable Fuels		18,890	20,251
	Grupo de Inversiones Suramericana SA	Diversified Financial Services		998	11,479
	Interconexion Electrica SA ESP	Electric Utilities		1,669	8,362

					60,501

	Mexico 22.7%
	Alfa SAB de CV	Industrial Conglomerates		11,994	12,756
	Alpek SAB de CV	Chemicals		1,499	2,005
	Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure		2,070	4,340
	America Movil SAB de CV, L	Wireless Telecommunication Services		108,693	77,776
	Arca Continental SAB de CV	Beverages		1,538	8,573
	Banco del Bajio SA	Banks		2,732	5,431
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		6,727	9,200
	Becle SA de CV	Beverages		2,171	3,344
a	Cemex SAB de CV	Construction Materials		59,773	27,949
	Coca-Cola FEMSA SA de CV, L	Beverages		2,065	13,659
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	900	1,285
	El Puerto de Liverpool SAB de CV	Multiline Retail		782	4,963
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	11,930	16,495
	Fomento Economico Mexicano SAB de CV	Beverages		8,344	77,063
c	GMexico Transportes SAB de CV, 144A	Road & Rail		1,706	2,272

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Mexico (continued)
	Gruma SAB de CV	Food Products	801	$8,184
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,271	7,187
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,394	12,384
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	800	12,935
	Grupo Bimbo SAB de CV, A	Food Products	9,440	19,749
	Grupo Carso SAB de CV	Industrial Conglomerates	1,898	7,465
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	1,193	2,315
	Grupo Elektra SAB de CV	Banks	258	13,958
	Grupo Financiero Banorte SAB de CV	Banks	11,167	60,759
	Grupo Financiero Inbursa SAB de CV	Banks	8,897	12,334
	Grupo Lala SAB de CV	Food Products	2,287	2,973
	Grupo Mexico SAB de CV, B	Metals & Mining	14,260	39,227
	Grupo Televisa SA	Media	9,835	21,797
	Industrias Bachoco SAB de CV, B	Food Products	636	2,446
	Industrias Penoles SA	Metals & Mining	508	6,353
	Infraestructura Energetica Nova SAB de CV	Gas Utilities	2,026	8,148
	Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,301	5,606
	Megacable Holdings SAB de CV	Media	1,169	5,428
	Mexichem SAB de CV	Chemicals	4,073	9,745
	Nemak SAB de CV	Auto Components	2,356	1,364
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	847	8,419
	Regional SAB de CV	Banks	899	4,538
a	Telesites SAB de CV	Diversified Telecommunication Services	5,098	3,306
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	20,361	54,499

				598,230

	Peru 2.9%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	834	14,411
	Credicorp Ltd.	Banks	263	63,107

				77,518

	Total Common Stocks (Cost $2,011,612)			1,972,117

	Preferred Stocks 24.8%
	Brazil 22.9%
d	Alpargatas SA, 0.858%, pfd.	Textiles, Apparel & Luxury Goods	750	2,964
a	Azul SA, pfd.	Airlines	800	7,867
d	Banco Bradesco SA, 2.673%, pfd.	Banks	13,100	144,542
d	Banco do Estado do Rio Grande do Sul SA, 8.317%, pfd., B	Banks	800	4,973
d	Bradespar SA, 6.047%, pfd.	Metals & Mining	900	7,377
d	Braskem SA, 3.705%, pfd., A	Chemicals	800	10,463
a	Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	900	8,756
d	Cia de Transmissao de Energia Eletrica Paulista, 16.291%, pfd.	Electric Utilities	200	3,964
d	Companhia Brasileira de Distribuicao, 2.314%, pfd., A	Food & Staples Retailing	619	14,547
d	Companhia de Gas de Sao Paulo, 5.957%, pfd., A	Gas Utilities	100	2,105
d	Companhia Energetica de Minas Gerais, 4.633%, pfd.	Electric Utilities	3,700	13,215
d	Companhia Paranaense de Energia, 3.195%, pfd., B	Electric Utilities	400	3,741
d	Gerdau SA, 2.972%, pfd.	Metals & Mining	4,200	16,339
d	Itau Unibanco Holding SA, 4.179%, pfd.	Banks	18,500	163,670
d	Itausa-Investimentos Itau SA, 3.414%, pfd.	Banks	17,200	52,948
d	Lojas Americanas SA, 0.447%, pfd.	Multiline Retail	2,900	12,497
d	Petroleo Brasileiro SA, 3.207%, pfd.	Oil, Gas & Consumable Fuels	15,600	112,479
d	Telefonica Brasil SA, 9.571%, pfd.	Diversified Telecommunication Services	1,600	19,529
d	Usinas Siderurgicas de Minas Gerais SA, 1.265%, pfd., A	Metals & Mining	1,600	4,128

				606,104

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Chile 0.7%
d	Embotelladora Andina SA, 3.807%, pfd., B	Beverages	778	$2,841
d	Sociedad Quimica y Minera de Chile SA, 5.025%, pfd., B	Chemicals	375	14,411

				17,252

	Colombia 1.2%
d	Bancolombia SA, 2.569%, pfd.	Banks	1,777	22,537
d	Grupo Aval Acciones y Valores SA, 3.968%, pfd.	Banks	16,084	6,236
d	Grupo de Inversiones Suramericana SA, 1.506%, pfd.	Diversified Financial Services	306	3,304

				32,077

	Total Preferred Stocks (Cost $614,459)			655,433

	Total Investments (Cost $2,626,071) 99.5%			2,627,550
	Other Assets, less Liabilities 0.5%			13,160

	Net Assets 100.0%			$2,640,710

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $3,952, representing 0.1% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the value of this security was $2,272, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI Bovespa Index	Long	3	$14,695	4/17/19	$(245)

*As of period end.

See Abbreviations on page 322.

See Note 7 regarding other derivative information.

248	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Mexico ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.51	0.12

Net realized and unrealized gains (losses)	(2.86)	0.04

Total from investment operations	(2.35)	0.16

Less distributions from net investment income	(0.52)	(0.08)

Net asset value, end of year	$22.11	$24.98

Total return[d]	(9.28)%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	2.21%	1.18%

Supplemental data

Net assets, end of year (000’s)	$4,422	$2,498

Portfolio turnover rate[f]	10.31%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Mexico 99.9%
	Alfa SAB de CV	Industrial Conglomerates		97,108	$103,278
	Alpek SAB de CV	Chemicals		12,172	16,277
	Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure		16,720	35,056
	America Movil SAB de CV, L	Wireless Telecommunication Services		744,664	532,849
	Arca Continental SAB de CV	Beverages		12,432	69,301
a	Banco del Bajio SA, 144A	Banks		22,084	43,900
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		54,344	74,326
	Becle SA de CV	Beverages		17,564	27,056
b	Cemex SAB de CV	Construction Materials		411,332	192,333
	Coca-Cola FEMSA SA de CV, L	Beverages		16,456	108,853
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	7,312	10,442
	El Puerto de Liverpool SAB de CV	Multiline Retail		6,324	40,133
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	93,028	128,625
	Fomento Economico Mexicano SAB de CV	Beverages		57,176	528,062
a	GMexico Transportes SAB de CV, 144A	Road & Rail		13,768	18,334
	Gruma SAB de CV	Food Products		6,492	66,334
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		10,276	58,104
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		11,284	100,243
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		6,484	104,840
	Grupo Bimbo SAB de CV, A	Food Products		71,820	150,249
	Grupo Carso SAB de CV	Industrial Conglomerates		15,352	60,379
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing		9,656	18,737
	Grupo Elektra SAB de CV	Banks		2,068	111,880
	Grupo Financiero Banorte SAB de CV	Banks		77,464	421,475
	Grupo Financiero Inbursa SAB de CV	Banks		71,956	99,750
	Grupo Lala SAB de CV	Food Products		18,416	23,944
	Grupo Mexico SAB de CV, B	Metals & Mining		101,940	280,424
	Grupo Televisa SA	Media		72,812	161,371
	Industrias Bachoco SAB de CV, B	Food Products		5,144	19,780
	Industrias Penoles SA	Metals & Mining		3,972	49,673
	Infraestructura Energetica Nova SAB de CV	Gas Utilities		16,496	66,341
b	Kimberly-Clark de Mexico SAB de CV, A	Household Products		26,688	45,320
	Megacable Holdings SAB de CV	Media		9,588	44,521
	Mexichem SAB de CV	Chemicals		33,016	78,993
a	Nemak SAB de CV, 144A	Auto Components		19,056	11,032
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		6,852	68,109
	Regional SAB de CV	Banks		7,264	36,666
b	Telesites SAB de CV	Diversified Telecommunication Services		41,000	26,590
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		142,496	381,410

	Total Investments (Cost $4,748,473) 99.9%				4,414,990
	Other Assets, less Liabilities 0.1%				6,628

	Net Assets 100.0%				$4,421,618

See Abbreviations on page 322.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $73,266, representing 1.7% of net assets.

bNon-income producing.

250	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.24	$23.90

Income from investment operations[b]:

Net investment income[c]	1.03	(—)[d]

Net realized and unrealized gains (losses)	(1.26)	0.34

Total from investment operations	(0.23)	0.34

Less distributions from net investment income	(0.64)	—

Net asset value, end of year	$23.37	$24.24

Total return[e]	(0.63)%	1.42%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%

Net investment income (loss)	4.57%	(0.13)%

Supplemental data

Net assets, end of year (000’s)	$11,683	$2,424

Portfolio turnover rate[g]	31.57%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	251

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 94.3%
	Russia 94.3%
	Aeroflot – Russian Airlines PJSC	Airlines	71,380	$104,629
	Alrosa PJSC	Metals & Mining	202,860	285,373
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	35,381,300	88,376
	Federal Hydrogenerating Co.	Electric Utilities	15,641,410	119,232
	Gazprom PJSC	Oil, Gas & Consumable Fuels	604,220	1,375,963
	Inter RAO UES PJSC	Electric Utilities	4,513,900	256,759
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	26,640	2,389,987
	Magnit PJSC	Food & Staples Retailing	5,090	282,014
	Magnitogorsk Iron & Steel Works	Metals & Mining	241,990	169,068
	MMC Norilsk Nickel PJSC	Metals & Mining	1,770	369,640
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	74,850	287,619
a	Moscow Exchange MICEX	Capital Markets	184,950	257,026
	Mosenergo PAO	Electric Utilities	1,091,020	34,841
	NLMK PJSC	Metals & Mining	105,900	274,835
	NovaTek PJSC	Oil, Gas & Consumable Fuels	30,800	505,477
	PhosAgro PJSC	Chemicals	4,830	175,930
	Polyus Gold OJSC	Metals & Mining	3,010	249,102
	Rosneft PJSC	Oil, Gas & Consumable Fuels	56,190	352,377
	Rosseti PJSC	Electric Utilities	3,986,850	58,864
	Rostelecom PJSC	Diversified Telecommunication Services	115,520	127,499
a	RussNeft PJSC	Oil, Gas & Consumable Fuels	6,070	53,052
	Sberbank of Russia PJSC	Banks	588,090	1,919,377
	Severstal PJSC	Metals & Mining	17,880	279,777
	Sistema PJSFC	Wireless Telecommunication Services	384,660	55,869
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	332,600	125,932
	Tatneft PAO	Oil, Gas & Consumable Fuels	42,040	483,126
	Unipro PJSC	Independent Power and Renewable Electricity Producers	1,407,410	55,377
	VTB Bank PJSC	Banks	512,845,630	278,251

	Total Common Stocks (Cost $10,523,511)			11,015,372

	Preferred Stocks 5.5%
	Russia 5.5%
b	Bashneft PJSC, 8.767%, pfd.	Oil, Gas & Consumable Fuels	2,620	72,302
b	Surgutneftegas PJSC, 3.367%, pfd.	Oil, Gas & Consumable Fuels	359,830	224,450
b	Tatneft PJSC, 11.597%, pfd., 3	Oil, Gas & Consumable Fuels	4,150	35,235
b	Transneft PJSC, 4.294%, pfd.	Oil, Gas & Consumable Fuels	118	317,014

	Total Preferred Stocks (Cost $604,813)			649,001

	Total Investments (Cost $11,128,324) 99.8%			11,664,373
	Other Assets, less Liabilities 0.2%			18,642

	Net Assets 100.0%			$11,683,015

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

252	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Saudi Arabia ETF

Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.71

Income from investment operations[b]:

Net investment income[c]	0.11

Net realized and unrealized gains (losses)	3.07

Total from investment operations	3.18

Net asset value, end of year	$27.89

Total return[d]	12.87%

Ratios to average net assets[e]

Total expenses	0.39%

Net investment income	0.93%

Supplemental data

Net assets, end of year (000’s)	$2,789

Portfolio turnover rate[f]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	253

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 100.0%
	Saudi Arabia 100.0%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	930	$17,780
	Advanced Petrochemical Co.	Chemicals	2,100	31,189
a	Al Hammadi Co. for Development and Investment	Health Care Providers & Services	1,364	9,063
	Al Rajhi Bank	Banks	12,946	367,977
	Al Tayyar Travel Group Holding Co.	Hotels, Restaurants & Leisure	2,280	17,205
	Alinma Bank	Banks	13,586	87,739
	Almarai Co. JSC	Food Products	7,628	112,070
	Bank Al-Jazira	Banks	8,724	38,847
	Bank Albilad	Banks	6,280	49,398
	Bupa Arabia for Cooperative Insurance Co.	Insurance	1,308	28,983
	Dallah Healthcare Co.	Health Care Providers & Services	670	8,620
	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	11,368	32,616
a	Emaar Economic City	Real Estate Management & Development	9,010	23,496
a	Etihad Etisalat Co.	Wireless Telecommunication Services	8,018	46,564
a	Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	1,438	9,570
	Jarir Marketing Co.	Specialty Retail	1,246	52,493
	Middle East Healthcare Co.	Health Care Providers & Services	846	7,196
a	Mobile Telecommunications Co.	Wireless Telecommunication Services	6,162	18,139
	Mouwasat Medical Services Co.	Health Care Providers & Services	1,028	21,929
	National Commercial Bank	Banks	17,804	260,626
a	National Industrialization Co.	Chemicals	7,336	35,327
	National Petrochemical Co.	Chemicals	1,822	13,020
	Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	4,852	25,901
	Riyad Bank	Banks	20,020	128,543
	Sahara Petrochemical Co.	Chemicals	4,908	21,567
	Samba Financial Group	Banks	16,840	172,426
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	830	17,926
	Saudi Arabian Fertilizer Co.	Chemicals	3,436	75,402
a	Saudi Arabian Mining Co.	Metals & Mining	6,858	100,209
	Saudi Basic Industries Corp.	Chemicals	12,096	399,292
	Saudi Cement Co.	Construction Materials	1,602	25,203
	Saudi Electricity Co.	Electric Utilities	16,750	73,693
	Saudi Ground Services Co.	Transportation Infrastructure	1,492	11,696
	Saudi Industrial Investment Group	Chemicals	4,890	32,075
	Saudi International Petrochemical Co.	Chemicals	4,006	21,727
a	Saudi Kayan Petrochemical Co.	Chemicals	10,644	39,961
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	Pharmaceuticals	1,262	9,288
	Saudi Telecom Co.	Diversified Telecommunication Services	5,882	168,131
	Savola Al-Azizia United Co.	Food Products	5,572	46,652
a	The Company for Cooperative Insurance	Insurance	1,350	20,914
	The Qassim Cement	Construction Materials	930	9,770
	Yanbu Cement	Construction Materials	1,638	12,360
	Yanbu National Petrochemical Co.	Chemicals	4,258	84,925

	Total Investments (Cost $2,490,530) 100.0%			2,787,508
	Other Assets, less Liabilities 0.0%†			1,371

	Net Assets 100.0%			$2,788,879

†Rounds to less than 0.1% of net assets.

aNon-income producing.

254	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Africa ETF

Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.42

Income from investment operations[b]:

Net investment income[c]	0.22

Net realized and unrealized gains (losses)	2.04

Total from investment operations	2.26

Less distributions from net investment income	(0.06)

Net asset value, end of year	$26.62

Total return[d]	9.26%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment income	1.75%

Supplemental data

Net assets, end of year (000’s)	$2,662

Portfolio turnover rate[f]	7.12%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	255

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE South Africa ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Isle Of Man 0.2%
	MAS Real Estate Inc.	Real Estate Management & Development		3,850	$5,847

	Romania 1.0%
	NEPI Rockcastle PLC	Real Estate Management & Development		2,996	25,229

	South Africa 97.6%
	Absa Group Ltd.	Banks		6,238	65,792
	African Rainbow Minerals Ltd.	Metals & Mining		910	10,708
	Anglo American Platinum Ltd.	Metals & Mining		532	27,157
	AngloGold Ashanti Ltd.	Metals & Mining		3,570	47,428
	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals		3,272	21,096
	Assore Ltd.	Metals & Mining		294	7,625
	Attacq Ltd.	Equity Real Estate Investment Trusts (REITs	)	6,174	6,143
	AVI Ltd.	Food Products		2,936	18,382
	Barloworld Ltd.	Trading Companies & Distributors		1,866	16,433
	Bid Corp. Ltd.	Food & Staples Retailing		2,926	60,463
	Bidvest Group Ltd.	Industrial Conglomerates		2,964	39,770
a	Brait SE	Capital Markets		2,892	4,813
	Capitec Bank Holdings Ltd.	Banks		468	43,810
	Clicks Group Ltd.	Food & Staples Retailing		2,214	28,281
	Coronation Fund Managers Ltd.	Capital Markets		2,306	7,346
b	Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing		3,552	5,970
	Discovery Ltd.	Insurance		3,018	28,629
	Distell Group Holdings Ltd	Beverages		706	6,307
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		2,208	25,163
	FirstRand Ltd.	Diversified Financial Services		28,026	122,355
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	10,246	13,044
	Fortress REIT Ltd., B	Equity Real Estate Investment Trusts (REITs	)	7,422	5,548
	Gold Fields Ltd.	Metals & Mining		7,084	26,172
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	25,532	43,234
a	Harmony Gold Mining Co. Ltd.	Metals & Mining		4,046	7,586
	Hyprop Investments Ltd.	Equity Real Estate Investment Trusts (REITs	)	2,212	10,811
a	Impala Platinum Holdings Ltd.	Metals & Mining		5,916	25,024
	Imperial Logistics Ltd.	Air Freight & Logistics		1,498	6,219
	Investec Ltd.	Capital Markets		2,648	15,486
	JSE Ltd.	Capital Markets		750	6,872
	KAP Industrial Holdings Ltd.	Industrial Conglomerates		16,790	8,185
	Kumba Iron Ore Ltd.	Metals & Mining		462	13,785
	Liberty Holdings Ltd.	Insurance		1,036	7,258
	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services		12,164	22,639
	Massmart Holdings Ltd.	Food & Staples Retailing		888	4,895
	MMI Holdings Ltd.	Insurance		8,960	10,307
	Motus Holdings Ltd.	Specialty Retail		1,566	8,885
	Mr. Price Group Ltd.	Specialty Retail		2,196	28,859
	MTN Group Ltd.	Wireless Telecommunication Services		15,860	97,461
a	MultiChoice Group Ltd.	Media		3,752	31,403
	Naspers Ltd., N	Internet & Direct Marketing Retail		2,480	573,023
	Nedbank Group Ltd.	Banks		3,478	60,592
	Netcare Ltd.	Health Care Providers & Services		12,844	20,796
a	Northam Platinum Ltd.	Metals & Mining		3,158	13,905
	Old Mutual Ltd.	Insurance		42,584	64,579
b	PepKor Holdings Ltd., Reg S	Household Durables		6,144	7,498
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		3,034	13,972
	Pioneer Foods Group Ltd.	Food Products		1,286	7,145
	PSG Group Ltd.	Diversified Financial Services		1,432	25,966
	Rand Merchant Investment Holdings Ltd.	Insurance		6,586	15,313
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	49,192	33,087
	Remgro Ltd.	Diversified Financial Services		4,544	58,374
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs	)	2,508	9,513

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STATEMENT OF INVESTMENTS

Franklin FTSE South Africa ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	South Africa (continued)
	Reunert Ltd.	Industrial Conglomerates		1,420	$6,991
	RMB Holdings Ltd.	Diversified Financial Services		6,636	34,963
	Sanlam Ltd.	Insurance		15,340	78,459
	Santam Ltd.	Insurance		364	7,603
	Sappi Ltd.	Paper & Forest Products		4,890	22,600
	Sasol Ltd.	Chemicals		4,904	153,024
	Shoprite Holdings Ltd.	Food & Staples Retailing		4,154	45,687
a	Sibanye Gold Ltd.	Metals & Mining		15,860	17,299
	Standard Bank Group Ltd.	Banks		11,242	144,395
a	Super Group Ltd.	Specialty Retail		3,240	7,477
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		2,582	13,056
	The Foschini Group Ltd.	Specialty Retail		2,020	22,832
	The Spar Group Ltd.	Food & Staples Retailing		1,694	22,539
	Tiger Brands Ltd.	Food Products		1,416	26,020
	Truworths International Ltd.	Specialty Retail		3,764	18,111
	Tsogo Sun Holdings Ltd.	Hotels, Restaurants & Leisure		4,770	6,387
	Vodacom Group Ltd.	Wireless Telecommunication Services		5,602	43,285
	Vukile Property Fund Ltd.	Equity Real Estate Investment Trusts (REITs	)	6,904	9,575
	Woolworths Holdings Ltd.	Multiline Retail		8,406	27,093

					2,598,503

	United Kingdom 0.9%
	Mondi Ltd.	Paper & Forest Products		1,038	22,945

	Total Investments (Cost $2,443,812) 99.7%				2,652,524
	Other Assets, less Liabilities 0.3%				9,273

	Net Assets 100.0%				$2,661,797

See Abbreviations on page 322.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $13,468, representing 0.5% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.40	0.10

Net realized and unrealized gains (losses)	(4.81)	0.40

Total from investment operations	(4.41)	0.50

Less distributions from net investment income	(0.38)	(0.27)

Net asset value, end of year	$21.19	$25.98

Total return[d]	(16.92)%	1.95%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	1.74%	0.94%

Supplemental data

Net assets, end of year (000’s)	$16,948	$25,981

Portfolio turnover rate[f]	5.21%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 94.4%
	South Korea 94.4%
	Amorepacific Corp.	Personal Products	880	$146,137
	AmorePacific Group	Personal Products	808	49,543
	BGF Co. Ltd.	Industrial Conglomerates	768	5,535
	BGF Retail Co. Ltd.	Food & Staples Retailing	176	33,879
	BNK Financial Group Inc.	Banks	8,064	47,456
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,440	84,743
a	Celltrion Inc.	Biotechnology	2,224	354,633
	Cheil Worldwide Inc.	Media	1,944	41,446
	CJ CheilJedang Corp.,	Food Products	216	61,464
	CJ Corp.	Industrial Conglomerates	344	37,731
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	272	55,833
a	CJ Logistics Corp.	Road & Rail	208	30,327
	Coway Co. Ltd.	Household Durables	1,568	130,540
	Daelim Industrial Co. Ltd.	Construction & Engineering	752	63,865
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	4,904	21,947
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,320	32,503
	DB Insurance Co. Ltd.	Insurance	1,312	79,407
	DGB Financial Group Inc.	Banks	4,280	30,806
	Dongsuh Cos. Inc.	Food & Staples Retailing	864	14,995
	Doosan Bobcat Inc.	Machinery	672	18,293
	Doosan Corp.	Industrial Conglomerates	144	11,747
a	Doosan Heavy Industries & Construction Co. Ltd., rts., 5/9/19	Electrical Equipment	1,119	1,124
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	1,928	11,363
a	Doosan Infracore Co. Ltd.	Machinery	3,664	22,757
	E-MART Inc.	Food & Staples Retailing	560	84,856
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	1,448	99,501
	GS Engineering & Construction Corp.	Construction & Engineering	1,616	60,648
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,416	65,866
	GS Retail Co. Ltd.	Food & Staples Retailing	736	25,385
	Hana Financial Group Inc.	Banks	8,280	265,520
	Hankook Tire Co. Ltd.	Auto Components	2,088	68,889
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	196	78,738
	Hanmi Science Co. Ltd.	Pharmaceuticals	368	25,093
	Hanon Systems	Auto Components	4,504	45,036
	Hanssem Co. Ltd.	Household Durables	272	21,998
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	984	29,821
	Hanwha Chemical Corp.	Chemicals	2,288	42,128
	Hanwha Corp.	Industrial Conglomerates	1,184	31,710
	Hanwha Life Insurance Co. Ltd.	Insurance	7,720	27,205
	HDC Holdings Co. Ltd.	Construction & Engineering	1,016	16,962
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	856	38,234
	Hite Jinro Co. Ltd.	Beverages	856	13,951
a	HLB Inc.	Leisure Products	984	69,351
	Hotel Shilla Co. Ltd.	Specialty Retail	864	72,615
	Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	80	12,193
	Hyundai Construction Equipment Co. Ltd.	Machinery	352	14,776
	Hyundai Department Store Co. Ltd.	Multiline Retail	424	37,727
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,032	95,594
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	512	57,961
a	Hyundai Heavy Industries Co. Ltd.	Machinery	1,200	125,804
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	288	84,489
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,680	56,094
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	560	29,009
	Hyundai Mobis Co. Ltd.	Auto Components	1,824	335,040
	Hyundai Motor Co.	Automobiles	3,960	416,897
	Hyundai Steel Co.	Metals & Mining	2,096	82,909
	Hyundai Wia Corp.	Auto Components	440	15,699

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Industrial Bank of Korea	Banks	7,392	$91,496
	Kakao Corp.	Interactive Media & Services	1,392	126,924
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	2,976	83,897
	KB Financial Group Inc.	Banks	11,016	406,149
	KCC Corp.	Building Products	152	42,650
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	592	18,150
	Kia Motors Corp.	Automobiles	7,192	223,978
	Korea Aerospace Industries Ltd.	Aerospace & Defense	1,800	56,057
a	Korea Electric Power Corp.	Electric Utilities	7,128	187,761
	Korea Gas Corp.	Gas Utilities	744	29,561
	Korea Investment Holdings Co. Ltd.	Capital Markets	1,064	58,210
	Korea Zinc Co. Ltd.	Metals & Mining	280	114,704
	Korean Air Lines Co. Ltd.	Airlines	1,312	36,814
	KT&G Corp.	Tobacco	3,088	281,568
	Kumho Petrochemical Co. Ltd.	Chemicals	488	40,928
	LG Chem Ltd.	Chemicals	1,272	410,142
	LG Corp.	Industrial Conglomerates	2,512	171,509
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	6,248	107,335
	LG Electronics Inc.	Household Durables	2,992	197,955
	LG Household & Health Care Ltd.	Personal Products	248	309,590
	LG Uplus Corp.	Diversified Telecommunication Services	5,392	73,391
	Lotte Chemical Corp.	Chemicals	408	104,417
	Lotte Chilsung Beverage Co. Ltd.	Beverages	8	12,482
	Lotte Corp.	Industrial Conglomerates	792	34,468
	LOTTE Fine Chemical Co. Ltd.	Chemicals	488	18,959
	Lotte Shopping Co. Ltd.	Multiline Retail	312	48,926
	LS Corp.	Electrical Equipment	488	22,485
	Mando Corp.	Auto Components	920	23,180
	Medy-tox Inc.	Biotechnology	112	57,603
	Mirae Asset Daewood Co. Ltd.	Capital Markets	10,640	68,709
	Naver Corp.	Interactive Media & Services	3,744	409,000
	NCsoft Corp.	Entertainment	480	209,744
a	Netmarble Corp	Entertainment	488	53,740
	NH Investment & Securities Co. Ltd.	Capital Markets	3,576	42,373
a	NHN Entertainment Corp.	Entertainment	272	21,207
	Nongshim Co. Ltd.	Food Products	88	23,956
	OCI Co. Ltd.	Chemicals	504	41,249
	Orion Corp.	Food Products	608	53,564
	Ottogi Corp.	Food Products	37	25,132
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,256	19,807
	POSCO	Metals & Mining	1,904	424,378
	POSCO Chemical Co. Ltd.	Construction Materials	576	30,548
	Posco Daewoo Corp.	Trading Companies & Distributors	1,384	21,642
	S-1 Corp.	Commercial Services & Supplies	536	47,457
	S-Oil Corp.	Oil, Gas & Consumable Fuels	1,136	89,671
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	376	105,834
	Samsung C&T Corp.	Industrial Conglomerates	2,328	219,448
	Samsung Card Co. Ltd.	Consumer Finance	856	25,942
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	1,552	142,881
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	76,124	2,994,394
a	Samsung Engineering Co. Ltd.	Construction & Engineering	4,352	61,728
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	912	241,839
a	Samsung Heavy Industries Co. Ltd.	Machinery	12,160	88,487
	Samsung Life Insurance Co. Ltd.	Insurance	1,776	131,585
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	1,464	276,652
	Samsung SDS Co. Ltd.	IT Services	888	183,843
	Samsung Securities Co. Ltd.	Capital Markets	1,760	51,632

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Shinhan Financial Group Co. Ltd.	Banks	12,736	$471,247
	Shinsegae Co. Ltd.	Multiline Retail	192	57,087
a	SillaJen Inc.	Biotechnology	1,464	82,931
	SK Holdings Co. Ltd.	Industrial Conglomerates	920	219,241
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	14,448	944,447
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,600	253,017
	SK Networks Co. Ltd.	Trading Companies & Distributors	4,152	22,130
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	632	140,030
	SKC Co. Ltd.	Chemicals	536	17,070
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	2,904	16,374
a	ViroMed Co. Ltd.	Biotechnology	384	94,655
	Woori Financial Group Inc.	Banks	15,584	188,776
	Yuhan Corp.	Pharmaceuticals	244	51,590

	Total Common Stocks (Cost $19,981,872)			15,992,099

	Preferred Stocks 3.8%
	South Korea 3.8%
b	Amorepacific Corp., 1.107%, pfd.	Personal Products	296	27,902
b	CJ CheilJedang Corp., 2.620%, pfd.	Food Products	40	4,775
a,c	CJ Corp., pfd.	Industrial Conglomerates	59	1,906
b	Hanwha Corp., 4.007%, pfd.	Industrial Conglomerates	592	7,745
b	Hyundai Motor Co., 5.374%, pfd., 2	Automobiles	1,008	67,756
b	Hyundai Motor Co., 5.853%, pfd.	Automobiles	640	39,017
b	LG Chem Ltd., 2.909%, pfd.	Chemicals	216	39,581
b	LG Electronics Inc., 2.707%, pfd.	Household Durables	496	12,912
b	LG Household & Health Care Ltd., 1.112%, pfd.	Personal Products	56	41,244
b	Mirae Asset Daewoo Co. Ltd., 5.946%, pfd.	Capital Markets	3,472	11,317
b	Samsung Electronics Co. Ltd., 3.909%, pfd.	Technology Hardware, Storage & Peripherals	12,048	384,759
b	Samsung Fire & Marine Insurance Co. Ltd., 5.640%, pfd.	Insurance	72	12,940

	Total Preferred Stocks (Cost $796,276)			651,854

	Total Investments (Cost $20,778,148) 98.2%			16,643,953
	Other Assets, less Liabilities 1.8%			304,513

	Net Assets 100.0%			$16,948,466

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Kospi 200 Mini	Long	22	$267,776	4/11/19	$(1,299)

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	0.53	0.22

Net realized and unrealized gains (losses)	0.83	(0.67)

Total from investment operations	1.36	(0.45)

Less distributions from net investment income	(0.61)	—

Net asset value, end of year	$23.86	$23.11

Total return[d]	6.13%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.35%	6.54%

Supplemental data

Net assets, end of year (000’s)	$2,386	$2,311

Portfolio turnover rate[f]	14.06%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

262	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 99.6%
	Switzerland 99.6%
	ABB Ltd.	Electrical Equipment	3,952	$74,246
	Adecco Group AG	Professional Services	360	19,202
	Baloise Holding AG	Insurance	110	18,170
	Banque Cantonale Vaudoise	Banks	7	5,609
	Barry Callebaut AG	Food Products	5	9,027
	Chocoladefabriken Lindt & Spruengli AG	Food Products	5	33,989
a	Clariant AG	Chemicals	470	9,878
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,121	81,652
a	Credit Suisse Group AG	Capital Markets	5,723	66,689
	DKSH Holding AG	Professional Services	62	3,574
a	Dufry AG	Specialty Retail	69	7,247
	EMS-Chemie Holding AG	Chemicals	17	9,218
	Flughafen Zurich AG	Transportation Infrastructure	45	8,210
	Geberit AG	Building Products	85	34,737
	Georg Fischer AG	Machinery	10	9,107
	Givaudan AG	Chemicals	22	56,198
	Helvetia Holding AG	Insurance	15	9,158
a	Julius Baer Group Ltd.	Capital Markets	507	20,481
	Kuehne + Nagel International AG	Marine	118	16,185
a	LafargeHolcim Ltd., B	Construction Materials	1,115	55,073
	Logitech International SA	Technology Hardware, Storage & Peripherals	338	13,247
a	Lonza Group AG	Life Sciences Tools & Services	175	54,263
	Nestle SA	Food Products	4,948	471,498
	Novartis AG	Pharmaceuticals	3,641	350,171
a	OC Oerlikon Corp. AG	Machinery	454	5,808
	Pargesa Holding SA, B	Diversified Financial Services	88	6,892
	Partners Group Holding AG	Capital Markets	39	28,352
	PSP Swiss Property AG	Real Estate Management & Development	92	9,995
	Roche Holding AG	Pharmaceuticals	46	12,536
	Roche Holding AG	Pharmaceuticals	1,162	320,107
	Schindler Holding AG	Machinery	44	9,101
	Schindler Holding AG, PC	Machinery	96	19,896
	SGS SA	Professional Services	12	29,858
	Sika AG	Chemicals	327	45,673
	Sonova Holding AG	Health Care Equipment & Supplies	119	23,540
	Straumann Holding AG	Health Care Equipment & Supplies	24	19,580
	Sulzer AG	Machinery	42	4,095
	Swatch Group AG	Textiles, Apparel & Luxury Goods	69	19,746
	Swatch Group AG	Textiles, Apparel & Luxury Goods	107	5,920
a	Swiss Life Holding AG	Insurance	80	35,225
a	Swiss Prime Site AG	Real Estate Management & Development	176	15,419
	Swiss Re AG	Insurance	688	67,204
	Swisscom AG	Diversified Telecommunication Services	60	29,340
a	Temenos AG	Software	137	20,194
a	UBS Group AG	Capital Markets	7,494	90,825
	Vifor Pharma AG	Pharmaceuticals	104	14,061
	Zurich Insurance Group AG	Insurance	321	106,237

	Total Investments (Cost $2,424,116) 99.6%			2,376,433
	Other Assets, less Liabilities 0.4%			9,581

	Net Assets 100.0%			$2,386,014

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.47	(0.02)

Net realized and unrealized gains (losses)	(1.85)	0.77

Total from investment operations	(1.38)	0.75

Less distributions from net investment income	(0.24)	(—)[d]

Net asset value, end of year	$24.72	$26.34

Total return[e]	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%

Net investment income (loss)	1.96%	(0.19)%

Supplemental data

Net assets, end of year (000’s)	$14,834	$5,268

Portfolio turnover rate[g]	8.71%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

264	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 100.0%
	Taiwan 100.0%
a	Acer Inc.	Technology Hardware, Storage & Peripherals	81,000	$51,905
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	12,000	99,674
a	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	99,000	216,820
	Asia Cement Corp.	Construction Materials	66,000	85,871
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	21,000	151,944
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	252,000	92,802
	Capital Securities Corp.	Capital Markets	63,470	19,770
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	21,000	161,483
	Cathay Financial Holding Co. Ltd.	Insurance	231,000	336,901
	Chailease Holding Co. Ltd.	Diversified Financial Services	36,000	147,175
	Chang Hwa Commercial Bank Ltd.	Banks	177,360	106,173
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	54,000	73,500
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	18,030	41,945
	China Airlines Ltd.	Airlines	78,000	24,954
	China Development Financial Holding Corp.	Banks	405,000	135,348
	China Life Insurance Co. Ltd.	Insurance	75,000	63,635
	China Motor Corp.	Automobiles	15,000	13,871
	China Steel Corp.	Metals & Mining	363,000	297,980
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	111,000	394,364
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	117,000	72,697
	CTBC Financial Holding Co. Ltd.	Banks	534,000	354,319
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	63,000	325,011
	E.Sun Financial Holding Co. Ltd.	Banks	300,000	231,177
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	80,790
	Epistar Corp.	Semiconductors & Semiconductor Equipment	27,000	21,726
	Eternal Materials Co. Ltd.	Chemicals	30,630	24,349
	EVA Airways Corp.	Airlines	66,450	32,556
	Evergreen Marine Corp. Taiwan Ltd.	Marine	67,196	26,054
	Far Eastern International Bank	Banks	54,542	19,820
	Far Eastern New Century Corp.	Industrial Conglomerates	117,000	115,594
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	45,000	108,483
	Feng Hsin Steel Co. Ltd.	Metals & Mining	12,000	23,517
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	70,732
	First Financial Holding Co. Ltd.	Banks	285,950	195,764
	Formosa Chemicals & Fibre Corp.	Chemicals	102,000	370,662
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	39,000	146,153
	Formosa Plastics Corp.	Chemicals	144,000	511,608
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	27,000	32,238
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	33,000	65,849
	Fubon Financial Holding Co. Ltd.	Insurance	216,000	322,383
	Giant Manufacturing Co. Ltd.	Leisure Products	9,000	64,243
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	6,100	59,970
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	348,000	829,902
	Hotai Motor Co. Ltd.	Specialty Retail	9,000	110,235
a	HTC Corp.	Technology Hardware, Storage & Peripherals	18,000	23,332
	Hua Nan Financial Holdings Co. Ltd.	Banks	252,000	158,622
	Innolux Corp.	Electronic Equipment, Instruments & Components	246,000	79,817
	Inventec Corp.	Technology Hardware, Storage & Peripherals	87,000	66,195
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	447,754
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	60,000	87,312
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	44,000	403,303
	Mega Financial Holding Co. Ltd.	Banks	321,000	292,145
	Nan Ya Plastics Corp.	Chemicals	168,000	430,077
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	24,000	47,812
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	18,000	115,637
a	OBI Pharma Inc.	Biotechnology	3,000	16,450
	Oriental Union Chemical Corp.	Chemicals	18,000	15,243

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Taiwan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Pegatron Corp.	Technology Hardware, Storage & Peripherals	57,000	$98,574
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	78,000	95,031
President Chain Store Corp.	Food & Staples Retailing	16,620	163,663
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	78,000	146,279
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	15,000	88,577
Shin Kong Financial Holding Co. Ltd.	Insurance	318,000	93,686
SinoPac Financial Holdings Co. Ltd.	Banks	306,040	113,199
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	39,000	46,820
Taishin Financial Holding Co. Ltd.	Banks	288,000	131,289
Taiwan Business Bank	Banks	120,640	46,971
Taiwan Cement Corp.	Construction Materials	132,000	176,668
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	264,610	167,418
Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	31,411
Taiwan Glass Industry Corp.	Building Products	48,000	21,414
Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	73,587
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	173,651
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	25,288
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	381,000	3,034,847
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	36,794
TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	9,000	16,995
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	9,000	20,441
U-Ming Marine Transport Corp.	Marine	12,000	12,089
Uni-President Enterprises Corp.	Food Products	141,000	342,201
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	36,000	34,574
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	336,000	127,006
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	27,000	58,257
Walsin Lihwa Corp.	Electrical Equipment	87,000	49,822
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	15,000	97,338
Wan Hai Lines Ltd.	Marine	21,000	10,936
Wistron Corp.	Technology Hardware, Storage & Peripherals	78,000	59,980
Yageo Corp.	Electronic Equipment, Instruments & Components	12,000	125,760
Yuanta Financial Holding Co. Ltd.	Capital Markets	327,000	186,202
Yulon Motor Co. Ltd.	Automobiles	21,000	13,253

Total Investments (Cost $14,286,961) 100.0%			14,835,667
Other Assets, less Liabilities (0.0)%†			(2,051)

Net Assets 100.0%			$14,833,616

†Rounds to less than 0.1% of net assets.

aNon-income producing.

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Financial Highlights

Franklin FTSE United Kingdom ETF

	Year Ended March 31,

	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	1.05	0.38

Net realized and unrealized gains (losses)	(1.21)	0.07

Total from investment operations	(0.16)	0.45

Less distributions from net investment income	(0.84)	(0.11)

Net asset value, end of year	$24.23	$25.23

Total return[d]	(0.51)%	1.80%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.46%	3.68%

Supplemental data

Net assets, end of year (000’s)	$29,076	$2,523

Portfolio turnover rate[f]	10.10%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 98.8%
	Germany 0.2%
	TUI AG	Hotels, Restaurants & Leisure		4,992	$47,850

	Ireland 1.5%
	CRH PLC	Construction Materials		9,480	293,382
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure		888	68,790
	Smurfit Kappa Group PLC	Containers & Packaging		2,736	76,793

					438,965

	Russia 0.3%
	Evraz PLC	Metals & Mining		5,736	46,371
	Polymetal International PLC	Metals & Mining		3,408	38,386

					84,757

	South Africa 0.2%
	Investec PLC	Capital Markets		7,560	43,571

	Switzerland 2.7%
a	Coca-Cola HBC AG	Beverages		2,256	76,873
	Ferguson PLC	Trading Companies & Distributors		2,688	171,067
a	Glencore PLC	Metals & Mining		130,608	541,115

					789,055

	United Arab Emirates 0.1%
	NMC Health PLC	Health Care Providers & Services		960	28,571

	United Kingdom 93.5%
	3i Group PLC	Capital Markets		11,088	142,286
	Admiral Group PLC	Insurance		2,352	66,506
	Anglo American PLC	Metals & Mining		11,376	304,401
	Antofagasta PLC	Metals & Mining		4,080	51,357
	Ashmore Group PLC	Capital Markets		4,272	23,781
	Ashtead Group PLC	Trading Companies & Distributors		5,448	131,509
	Associated British Foods PLC	Food Products		3,960	125,854
	AstraZeneca PLC	Pharmaceuticals		14,640	1,170,353
	Auto Trader Group PLC	Interactive Media & Services		10,560	71,773
	Aveva Group PLC	Software		768	32,284
	Aviva PLC	Insurance		45,456	244,270
	B&M European Value Retail SA	Multiline Retail		10,008	48,721
	Babcock International Group PLC	Commercial Services & Supplies		2,808	18,057
	BAE Systems PLC	Aerospace & Defense		37,080	233,082
	Barclays PLC	Banks		196,560	396,178
	Barratt Developments PLC	Household Durables		11,544	90,134
	Bellway PLC	Household Durables		1,440	57,136
	BHP Group PLC	Metals & Mining		24,024	578,695
	BP PLC	Oil, Gas & Consumable Fuels		229,080	1,667,138
	British American Tobacco PLC	Tobacco		26,352	1,096,755
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	11,016	84,547
	BT Group PLC	Diversified Telecommunication Services		96,552	280,498
	Bunzl PLC	Trading Companies & Distributors		3,912	129,069
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		4,776	121,636
	Capital & Counties Properties PLC	Real Estate Management & Development		8,136	25,507
	Centrica PLC	Multi-Utilities		66,048	98,285
	Cineworld Group PLC	Entertainment		11,784	44,929
a	Cobham PLC	Aerospace & Defense		28,152	40,462
	Compass Group PLC	Hotels, Restaurants & Leisure		18,240	428,887
	ConvaTec Group PLC	Health Care Equipment & Supplies		16,440	30,323
	Croda International PLC	Chemicals		1,464	96,108
	CYBG PLC	Banks		14,376	37,184
	DCC PLC	Industrial Conglomerates		1,128	97,524
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,176	49,389

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Diageo PLC	Beverages		27,432	$1,121,687
	Direct Line Insurance Group PLC	Insurance		15,840	72,860
	DS Smith PLC	Containers & Packaging		14,712	64,394
	easyJet PLC	Airlines		2,568	37,394
	Experian PLC	Professional Services		10,608	287,375
	Fresnillo PLC	Metals & Mining		2,064	23,420
	G4S PLC	Commercial Services & Supplies		18,048	43,154
	GlaxoSmithKline PLC	Pharmaceuticals		56,256	1,170,525
	GVC Holdings PLC	Hotels, Restaurants & Leisure		6,624	48,249
	Halma PLC	Electronic Equipment, Instruments & Components		4,368	95,166
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	8,808	38,541
	Hargreaves Lansdown PLC	Capital Markets		3,024	73,430
	Hikma Pharmaceuticals PLC	Pharmaceuticals		1,656	38,658
	Hiscox Ltd.	Insurance		3,216	65,373
	Howden Joinery Group PLC	Trading Companies & Distributors		6,816	43,102
	HSBC Holdings PLC	Banks		232,032	1,884,544
	IMI PLC	Machinery		3,000	37,450
	Imperial Brands PLC	Tobacco		10,968	375,090
	Inchcape PLC	Distributors		4,848	36,071
	Informa PLC	Media		14,520	140,805
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		2,112	127,007
	International Consolidated Airlines Group SA	Airlines		9,888	65,969
	Intertek Group PLC	Professional Services		1,848	116,958
	ITV PLC	Media		42,600	70,553
	J Sainsbury PLC	Food & Staples Retailing		18,552	56,978
	Jardine Lloyd Thompson Group PLC	Insurance		1,416	35,316
	JD Sports Fashion PLC	Specialty Retail		4,248	27,821
	John Wood Group PLC	Energy Equipment & Services		7,656	50,619
	Johnson Matthey PLC	Chemicals		2,208	90,400
a	Just Eat PLC	Internet & Direct Marketing Retail		6,648	65,057
	KAZ Minerals PLC	Metals & Mining		2,640	22,477
	Kingfisher PLC	Specialty Retail		24,648	75,412
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	8,304	98,835
	Legal & General Group PLC	Insurance		68,592	246,060
	Lloyds Banking Group PLC	Banks		820,584	664,440
	London Stock Exchange Group PLC	Capital Markets		3,600	222,868
	Marks & Spencer Group PLC	Multiline Retail		18,744	68,120
	Mediclinic International PLC	Health Care Providers & Services		4,800	19,064
	Meggitt PLC	Aerospace & Defense		8,976	58,808
	Melrose Industries PLC	Electrical Equipment		56,160	134,028
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		8,328	37,254
	Micro Focus International PLC	Software		4,752	123,625
	Mondi PLC	Paper & Forest Products		4,272	94,521
	National Grid PLC	Multi-Utilities		39,168	434,230
	Next PLC	Multiline Retail		1,536	111,683
a	Ocado Group PLC	Internet & Direct Marketing Retail		5,112	91,292
	Pearson PLC	Media		9,048	98,588
	Pennon Group PLC	Water Utilities		4,872	47,207
	Persimmon PLC	Household Durables		3,576	101,116
	Phoenix Group Holdings PLC	Insurance		6,024	53,181
	Prudential PLC	Insurance		29,904	599,109
	Quilter PLC	Capital Markets		21,816	41,743
	Reckitt Benckiser Group PLC	Household Products		7,248	602,749
	RELX PLC	Professional Services		21,816	466,635
	Renishaw PLC	Electronic Equipment, Instruments & Components		408	19,703
	Rentokil Initial PLC	Commercial Services & Supplies		21,480	98,887
	Rightmove PLC	Interactive Media & Services		10,272	68,263
	Rio Tinto PLC	Metals & Mining		12,840	746,377

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
a	Rolls-Royce Holdings PLC	Aerospace & Defense		19,440	$228,792
	Royal Bank of Scotland Group PLC	Banks		52,344	168,471
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		51,504	1,619,756
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		43,248	1,368,283
	Royal Mail PLC	Air Freight & Logistics		10,200	31,673
	RPC Group PLC	Containers & Packaging		4,536	46,694
	RSA Insurance Group PLC	Insurance		11,760	77,815
	Schroders PLC	Capital Markets		1,320	46,475
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	12,360	108,456
	Severn Trent PLC	Water Utilities		2,736	70,447
	Smith & Nephew PLC	Health Care Equipment & Supplies		10,104	200,518
	Smiths Group PLC	Industrial Conglomerates		4,536	84,818
	Spirax-Sarco Engineering PLC	Machinery		840	78,699
	SSE PLC	Electric Utilities		11,928	184,493
	St. James’s Place Capital PLC	Capital Markets		5,976	80,051
	Standard Chartered PLC	Banks		31,416	242,058
	Standard Life Aberdeen PLC	Diversified Financial Services		28,776	98,972
	Tate & Lyle PLC	Food Products		5,376	50,844
	Taylor Wimpey PLC	Household Durables		37,224	85,102
	Tesco PLC	Food & Staples Retailing		111,432	337,013
	The Berkeley Group Holdings PLC	Household Durables		1,368	65,759
	The Sage Group PLC	Software		12,600	115,126
	Travis Perkins PLC	Trading Companies & Distributors		2,928	52,308
	Unilever PLC	Personal Products		12,624	722,965
	United Utilities Group PLC	Water Utilities		7,776	82,519
	Vodafone Group PLC	Wireless Telecommunication Services		309,144	563,157
	Weir Group PLC	Machinery		3,000	60,905
	Whitbread PLC	Hotels, Restaurants & Leisure		2,088	138,161
	William Morrison Supermarkets PLC	Food & Staples Retailing		24,888	73,795
	WPP PLC	Media		14,208	150,109

					27,199,093

	United States 0.3%
	Carnival PLC	Hotels, Restaurants & Leisure		1,872	91,840

	Total Investments (Cost $28,900,708) 98.8%				28,723,702
	Other Assets, less Liabilities 1.2%				352,519

	Net Assets 100.0%				$29,076,221

aNon-income producing.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE 100 Index	Long	4	$375,878	6/21/19	$6,803

*As of period end.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$18,611,498	$7,800,688	$19,430,943	$4,886,423

Value – Unaffiliated issuers	$17,425,432	$7,349,454	$20,457,931	$4,811,827
Cash	—	—	822	557
Foreign currency, at value (cost $27,274, $-, $23,309 and $4,525, respectively)	27,218	—	22,628	4,546
Receivables:
Dividends	51,735	51,125	80,710	10,335
Variation margin on futures contracts	519	—	—	—
Deposits with brokers for:
Futures contracts	2,600	—	22,428	—

Total assets	17,507,504	7,400,579	20,584,519	4,827,265

Liabilities:
Payables:
Management fees	2,792	593	3,379	369
Variation margin on futures contracts	—	—	2,315	—
Funds advanced by custodian	—	10,871	—	—
Deferred tax	16,641	—	—	—

Total liabilities	19,433	11,464	5,694	369

Net assets, at value	$17,488,071	$7,389,115	$20,578,825	$4,826,896

Net assets consist of:
Paid-in capital	$18,898,409	$7,706,084	$29,338,903	$4,915,900
Total distributable earnings (loss)	(1,410,338)	(316,969)	(8,760,078)	(89,004)

Net assets, at value	$17,488,071	$7,389,115	$20,578,825	$4,826,896

Shares outstanding	800,000	300,000	800,000	200,000

Net asset value per share	$21.86	$24.63	$25.72	$24.13

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2019

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$46,234,082	$80,265,818	$5,136,799	$2,516,930
Cost – Non-controlled affiliates (Note 3c)	—	—	38	—

Value – Unaffiliated issuers	$43,195,721	$73,755,159	$4,426,945	$2,381,522
Value – Non-controlled affiliates (Note 3c)	—	—	38	—
Cash	6,385	5,535	—	212
Foreign currency, at value (cost $20,217, $183,694, $49,272 and $1,535, respectively)	20,217	181,779	48,920	1,519
Receivables:
Investment securities sold	—	39,399	7,044	—
Capital shares sold	4,802,811	—	—	—
Dividends	1,876	346,236	71,991	3,351
Variation margin on futures contracts	—	4,209	—	—
Deposits with brokers for:
Futures contracts	—	32,674	7,769	—
Unrealized appreciation on OTC forward exchange contracts	—	—	286,540	—

Total assets	48,027,010	74,364,991	4,849,247	2,386,604

Liabilities:
Cash deposit due to brokers	37	—	—	—
Payables:
Investment securities purchased	4,800,407	—	38	—
Management fees	6,144	5,671	1,056	182
Variation margin on futures contracts	—	—	2,022	—
Funds advanced by custodian	—	—	222,584	—
Unrealized depreciation on OTC forward exchange contracts	—	—	60,740	—

Total liabilities	4,806,588	5,671	286,440	182

Net assets, at value	$43,220,422	$74,359,320	$4,562,807	$2,386,422

Net assets consist of:
Paid-in capital	$46,915,747	$80,576,315	$5,849,092	$2,532,072
Total distributable earnings (loss)	(3,695,325)	(6,216,995)	(1,286,285)	(145,650)

Net assets, at value	$43,220,422	$74,359,320	$4,562,807	$2,386,422

Shares outstanding	1,800,000	3,200,000	200,000	100,000

Net asset value per share	$24.01	$23.24	$22.81	$23.86

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2019

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$4,645,972	$18,270,341	$6,905,747	$9,890,424

Value – Unaffiliated issuers	$4,127,388	$20,022,827	$7,010,967	$10,395,508
Cash	875	8,197	—	1,811
Foreign currency, at value (cost $3,484, $32,941, $35,858 and $13,544, respectively)	3,448	32,938	35,726	13,408
Receivables:
Dividends	8,774	48,492	1,631	430
Variation margin on futures contracts	—	925	30	—
Deposits with brokers for:
Futures contracts	—	5,828	935	10

Total assets	4,140,485	20,119,207	7,049,289	10,411,167

Liabilities:
Payables:
Management fees	320	1,510	1,098	784
Funds advanced by custodian	—	—	2,626	—
Deferred tax	—	—	38,391	—

Total liabilities	320	1,510	42,115	784

Net assets, at value	$4,140,165	$20,117,697	$7,007,174	$10,410,383

Net assets consist of:
Paid-in capital	$4,666,843	$18,380,357	$6,996,328	$10,017,194
Total distributable earnings (loss)	(526,678)	1,737,340	10,846	393,189

Net assets, at value	$4,140,165	$20,117,697	$7,007,174	$10,410,383

Shares outstanding	200,000	750,000	300,000	450,000

Net asset value per share	$20.70	$26.82	$23.36	$23.13

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2019

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$319,292,554	$15,777,530	$2,626,071	$4,748,473
Cost – Non-controlled affiliates (Note 3c)	231,376	28,014	—	—

Value – Unaffiliated issuers+	$286,602,714	$13,586,269	$2,627,550	$4,414,990
Value – Non-controlled affiliates (Note 3c)	231,376	28,014	—	—
Cash	—	—	2,531	3,277
Foreign currency, at value (cost $540,529, $88,797, $12,450 and $3,988, respectively)	541,357	88,954	12,199	3,881
Receivables:
Dividends	2,878,225	140,382	6,527	174
Deposits with brokers for:
Futures contracts	113,931	8,727	2,645	—
Unrealized appreciation on OTC forward exchange contracts	—	120,173	—	—

Total assets	290,367,603	13,972,519	2,651,452	4,422,322

Liabilities:
Payables:
Investment securities purchased	222	150	10,067	—
Management fees	21,993	1,173	430	704
Variation margin on futures contracts	22,949	429	245	—
Payable upon return of securities loaned	117,035	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	101,132	—	—

Total liabilities	162,199	102,884	10,742	704

Net assets, at value	$290,205,404	$13,869,635	$2,640,710	$4,421,618

Net assets consist of:
Paid-in capital	$321,985,892	$17,526,559	$2,619,441	$4,836,326
Total distributable earnings (loss)	(31,780,488)	(3,656,924)	21,269	(414,708)

Net assets, at value	$290,205,404	$13,869,635	$2,640,710	$4,421,618

Shares outstanding	12,000,000	600,000	100,000	200,000

Net asset value per share	$24.18	$23.12	$26.41	$22.11

+Includes securities loaned	$111,255	$—	$—	$—

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2019

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$11,128,324	$2,490,530	$2,443,812	$20,778,148

Value – Unaffiliated issuers	$11,664,373	$2,787,508	$2,652,524	$16,643,953
Cash	1,570	—	181	—
Foreign currency, at value (cost $—, $14,320, $3,274 and $25,059, respectively)	—	14,380	3,281	25,043
Receivables:
Dividends	18,953	10,325	6,240	282,254
Variation margin on futures contracts	—	—	—	1,888
Deposits with brokers for:
Futures contracts	—	—	—	18,889

Total assets	11,684,896	2,812,213	2,662,226	16,972,027

Liabilities:
Payables:
Investment securities purchased	—	13,231	—	—
Management fees	1,881	901	429	1,370
Funds advanced by custodian	—	9,202	—	22,191

Total liabilities	1,881	23,334	429	23,561

Net assets, at value	$11,683,015	$2,788,879	$2,661,797	$16,948,466

Net assets consist of:
Paid-in capital	$11,260,647	$2,482,525	$2,441,624	$22,679,163
Total distributable earnings (loss)	422,368	306,354	220,173	(5,730,697)

Net assets, at value	$11,683,015	$2,788,879	$2,661,797	$16,948,466

Shares outstanding	500,000	100,000	100,000	800,000

Net asset value per share	$23.37	$27.89	$26.62	$21.19

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2019

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$2,424,116	$14,286,961	$28,900,708

Value – Unaffiliated issuers	$2,376,433	$14,835,667	$28,723,702
Cash	—	155	3,498
Foreign currency, at value (cost $-, $136 and $168,059, respectively)	—	136	166,140
Receivables:
Dividends	15,709	—	170,319
Deposits with brokers for:
Futures contracts	—	2	16,750

Total assets	2,392,142	14,835,960	29,080,409

Liabilities:
Payables:
Management fees	180	2,344	1,925
Variation margin on futures contracts	—	—	2,263
Funds advanced by custodian	32	—	—
Foreign currency advanced by custodian, at value (cost $5,889, $- and $-, respectively)	5,916	—	—

Total liabilities	6,128	2,344	4,188

Net assets, at value	$2,386,014	$14,833,616	$29,076,221

Net assets consist of:
Paid-in capital	$2,445,330	$14,383,078	$28,957,922
Total distributable earnings (loss)	(59,316)	450,538	118,299

Net assets, at value	$2,386,014	$14,833,616	$29,076,221

Shares outstanding	100,000	600,000	1,200,000

Net asset value per share	$23.86	$24.72	$24.23

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2019

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$414,248	$380,414	$878,634	$113,736

Total investment income	414,248	380,414	878,634	113,736

Expenses:
Management fees (Note 3a)	31,035	6,352	46,902	3,559
Other	221	—	136	—

Total expenses	31,256	6,352	47,038	3,559

Net investment income	382,992	374,062	831,596	110,177

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(207,544)	(46,199)	(9,892,971)	(43,975)
In-kind redemptions	—	441,240	—	(98,993)
Foreign currency transactions	(1,535)	(2,240)	(56,196)	(40)
Futures contracts	(6,078)	—	28,211	—
Forward exchange contracts	(569)	—	—	—

Net realized gain (loss)	(215,726)	392,801	(9,920,956)	(143,008)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,170,528)	(276,566)	952,065	91,259
Translation of other assets and liabilities denominated in foreign currencies	(505)	223	927	—
Futures contracts	519	—	(2,315)	—
Change in deferred taxes on unrealized appreciation	(16,601)	—	—	—

Net change in unrealized appreciation (depreciation)	(1,187,115)	(276,343)	950,677	91,259

Net realized and unrealized gain (loss)	(1,402,841)	116,458	(8,970,279)	(51,749)

Net increase (decrease) in net assets resulting from operations	$(1,019,849)	$490,520	$(8,138,683)	$58,428

[a]Foreign taxes withheld on dividends	$44,888	$5,158	$76,726	$19,446

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2019

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$640,704	$3,193,732	$1,033,575	$72,406
Non-Controlled affiliates (Note 3c)	—	—	1,386	—

Total investment income	640,704	3,193,732	1,034,961	72,406

Expenses:
Management fees (Note 3a)	64,511	77,614	27,657	2,181
Other	—	—	213	—

Total expenses	64,511	77,614	27,870	2,181
Expenses waived/paid by affiliates (Note 3a)	—	—	(248)	—

Net investment income	576,193	3,116,118	1,007,339	70,225

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(589,922)	(291,938)	(919,288)	(13,042)
In-kind redemptions	—	(683,726)	(2,544,474)	—
Foreign currency transactions	331	(92,556)	(23,436)	(549)
Futures contracts	(13,448)	12,388	(27,735)	—
Forward exchange contracts	—	—	2,895,665	—

Net realized gain (loss)	(603,039)	(1,055,832)	(619,268)	(13,591)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,780,671)	(5,312,797)	169,264	(134,385)
Translation of other assets and liabilities denominated in foreign currencies	(73)	(4,506)	(1,109)	(110)
Futures contracts	—	10,419	2,820	—
Forward exchange contracts	—	—	410,769	—

Net change in unrealized appreciation (depreciation)	(1,780,744)	(5,306,884)	581,744	(134,495)

Net realized and unrealized gain (loss)	(2,383,783)	(6,362,716)	(37,524)	(148,086)

Net increase (decrease) in net assets resulting from operations	$(1,807,590)	$(3,246,598)	$969,815	$(77,861)

[a]Foreign taxes withheld on dividends	$51,281	$333,435	$110,705	$13,000

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2019

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$76,884	$340,872	$80,334	$122,854

Total investment income	76,884	340,872	80,334	122,854

Expenses:
Management fees (Note 3a)	2,731	11,101	10,032	5,167
Other	—	—	—	155

Total expenses	2,731	11,101	10,032	5,322

Net investment income	74,153	329,771	70,302	117,532

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(24,965)	(76,837)	(72,784)	(145,217)
In-kind redemptions	—	—	—	(81,519)
Foreign currency transactions	(1,099)	209	(6,041)	(914)
Futures contracts	—	(5,824)	638	808

Net realized gain (loss)	(26,064)	(82,452)	(78,187)	(226,842)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(420,230)	1,512,009	213,281	433,696
Translation of other assets and liabilities denominated in foreign currencies	(11)	—	(132)	(189)
Futures contracts	—	—	420	—
Change in deferred taxes on unrealized appreciation	—	—	(38,391)	—

Net change in unrealized appreciation (depreciation)	(420,241)	1,512,009	175,178	433,507

Net realized and unrealized gain (loss)	(446,305)	1,429,557	96,991	206,665

Net increase (decrease) in net assets resulting from operations	$(372,152)	$1,759,328	$167,293	$324,197

[a]Foreign taxes withheld on dividends	$10,487	$205	$—	$21,462

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2019a

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF[a]	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[b]
Unaffiliated issuers	$5,596,291	$655,413	$40,286	$85,984
Non-Controlled affiliates (Note 3c)	1,865	605	—	—
Income from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	4,821	—	—	—
Non-Controlled affiliates (Note 3c)	5,200	—	—	—

Total investment income	5,608,177	656,018	40,286	85,984

Expenses:
Management fees (Note 3a)	203,763	36,926	2,340	6,813
Other	1,691	274	—	—

Total expenses	205,454	37,200	2,340	6,813
Expenses waived/paid by affiliates (Note 3a)	(1,171)	(133)	—	—

Net investment income	5,403,894	618,951	37,946	79,171

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,678,941)	(1,194,835)	(4,873)	(72,689)
In-kind redemptions	3,284,710	(1,813,235)	—	—
Foreign currency transactions	(52,801)	(5,371)	(572)	605
Futures contracts	(191,574)	(45,583)	(151)	—
Forward exchange contracts	—	2,679,079	—	—

Net realized gain (loss)	1,361,394	(379,945)	(5,596)	(72,084)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(27,173,961)	(1,973,871)	1,479	(350,408)
Translation of other assets and liabilities denominated in foreign currencies	(6,474)	353	(400)	(160)
Futures contracts	(13,514)	(6,158)	(245)	—
Forward exchange contracts	—	73,751	—	—

Net change in unrealized appreciation (depreciation)	(27,193,949)	(1,905,925)	834	(350,568)

Net realized and unrealized gain (loss)	(25,832,555)	(2,285,870)	(4,762)	(422,652)

Net increase (decrease) in net assets resulting from operations	$(20,428,661)	$(1,666,919)	$33,184	$(343,481)

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019 for Franklin FTSE Latin America ETF.

[b]Foreign taxes withheld on dividends	$622,826	$74,408	$4,250	$4,522

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2019a,b

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF[a]	Franklin FTSE South Korea ETF[b]
Investment income:
Dividends: (net of foreign taxes)[c]
Unaffiliated issuers	$332,776	$16,071	$24,052	$393,180
Income from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	—	—	—	2,830
Non-controlled affiliates (Note 3c)	—	—	—	1,351

Total investment income	332,776	16,071	24,052	397,361

Expenses:
Management fees (Note 3a)	13,281	4,712	2,361	19,526
Other	—	90	—	56

Total expenses	13,281	4,802	2,361	19,582
Expenses waived/paid by affiliates (Note 3a)	—	—	—	(237)

Net investment income	319,495	11,269	21,691	378,016

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(131,477)	(170)	(4,187)	(1,604,753)
In-kind redemptions	57,922	—	—	—
Foreign currency transactions	(2,885)	(1,723)	(184)	3,949
Futures contracts	—	—	—	14,084
Forward exchange contracts	—	—	—	(3,228)

Net realized gain (loss)	(76,440)	(1,893)	(4,371)	(1,589,948)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	500,277	296,978	208,712	(3,246,700)
Translation of other assets and liabilities denominated in foreign currencies	(786)	—	91	(4,252)
Futures contracts	—	—	—	(1,359)

Net change in unrealized appreciation (depreciation)	499,491	296,978	208,803	(3,252,311)

Net realized and unrealized gain (loss)	423,051	295,085	204,432	(4,842,259)

Net increase (decrease) in net assets resulting from operations	$742,546	$306,354	$226,123	$(4,464,243)

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019 for Franklin FTSE Saudi Arabia ETF.

bFor the period October 10, 2018 (commencement of operations) to March 31, 2019 for Franklin FTSE South Africa ETF.

[c]Foreign taxes withheld on dividends	$58,207	$783	$4,347	$72,025

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2019

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$59,514	$174,231	$645,863

Total investment income	59,514	174,231	645,863

Expenses:
Management fees (Note 3a)	2,198	15,383	12,788
Other	—	44	—

Total expenses	2,198	15,427	12,788

Net investment income	57,316	158,804	633,075

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(31,228)	(97,058)	(60,931)
In-kind redemptions	(87,901)	—	733,820
Foreign currency transactions	(334)	(10,742)	3,898
Futures contracts	—	4,266	4,035

Net realized gain (loss)	(119,463)	(103,534)	680,822

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	19,311	400,486	(185,481)
Translation of other assets and liabilities denominated in foreign currencies	(354)	—	(3,030)
Futures contracts	—	—	6,803

Net change in unrealized appreciation (depreciation)	18,957	400,486	(181,708)

Net realized and unrealized gain (loss)	(100,506)	296,952	499,114

Net increase (decrease) in net assets resulting from operations	$(43,190)	$455,756	$1,132,189

[a]Foreign taxes withheld on dividends	$9,910	$44,616	$10,140

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$382,992	$14,772	$374,062	$55,028
Net realized gain (loss)	(215,726)	(18,736)	392,801	104,836
Net change in unrealized appreciation (depreciation)	(1,187,115)	(15,572)	(276,343)	(174,893)

Net increase (decrease) in net assets resulting from operations	(1,019,849)	(19,536)	490,520	(15,029)

Distributions to shareholders: (Note 1f)	(370,953)	—	(242,641)	(22,846)

Capital share transactions: (Note 2)	9,428,138	9,470,271	4,674,690	2,504,421

Net increase (decrease) in net assets	8,037,336	9,450,735	4,922,569	2,466,546
Net assets:
Beginning of year	9,450,735	—	2,466,546	—

End of year (Note 1f)	$17,488,071	$9,450,735	$7,389,115	$2,466,546

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$831,596	$369,484	$110,177	$25,263
Net realized gain (loss)	(9,920,956)	(120,390)	(143,008)	152,154
Net change in unrealized appreciation (depreciation)	950,677	73,350	91,259	(165,809)

Net increase (decrease) in net assets resulting from operations	(8,138,683)	322,444	58,428	11,608

Distributions to shareholders: (Note 1f)	(923,263)	(21,049)	(95,664)	(10,464)

Capital share transactions: (Note 2)	(14,952,279)	44,291,655	2,487,064	2,375,924

Net increase (decrease) in net assets	(24,014,225)	44,593,050	2,449,828	2,377,068
Net assets:
Beginning of year	44,593,050	—	2,377,068	—

End of year (Note 1f)	$20,578,825	$44,593,050	$4,826,896	$2,377,068

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$576,193	$(9,724)	$3,116,118	$716,594
Net realized gain (loss)	(603,039)	(35,622)	(1,055,832)	(9,244)
Net change in unrealized appreciation (depreciation)	(1,780,744)	(1,257,688)	(5,306,884)	(1,204,509)

Net increase (decrease) in net assets resulting from operations	(1,807,590)	(1,303,034)	(3,246,598)	(497,159)

Distributions to shareholders: (Note 1f)	(584,365)	(336)	(3,141,008)	(23,965)

Capital share transactions: (Note 2)	14,421,020	32,494,727	(24,163,732)	105,431,782

Net increase (decrease) in net assets	12,029,065	31,191,357	(30,551,338)	104,910,658
Net assets:
Beginning of year	31,191,357	—	104,910,658	—

End of year (Note 1f)	$43,220,422	$31,191,357	$74,359,320	$104,910,658

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,007,339	$231,036	$70,225	$8,162
Net realized gain (loss)	(619,268)	(647,897)	(13,591)	(630)
Net change in unrealized appreciation (depreciation)	581,744	(1,066,507)	(134,495)	(986)

Net increase (decrease) in net assets resulting from operations	969,815	(1,483,368)	(77,861)	6,546

Distributions to shareholders: (Note 1f)	(3,462,145)	(16,503)	(68,766)	(5,569)

Capital share transactions: (Note 2)	(26,372,741)	34,927,749	—	2,532,072

Net increase (decrease) in net assets	(28,865,071)	33,427,878	(146,627)	2,533,049
Net assets:
Beginning of year	33,427,878	—	2,533,049	—

End of year (Note 1f)	$4,562,807	$33,427,878	$2,386,422	$2,533,049

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$74,153	$5,409	$329,771	$48,141
Net realized gain (loss)	(26,064)	(1,887)	(82,452)	(17,552)
Net change in unrealized appreciation (depreciation)	(420,241)	(98,379)	1,512,009	240,471

Net increase (decrease) in net assets resulting from operations	(372,152)	(94,857)	1,759,328	271,060

Distributions to shareholders: (Note 1f)	(59,669)	—	(273,434)	(19,614)

Capital share transactions: (Note 2)	2,111,997	2,554,846	10,779,669	7,600,688

Net increase (decrease) in net assets	1,680,176	2,459,989	12,265,563	7,852,134
Net assets:
Beginning of year	2,459,989	—	7,852,134	—

End of year (Note 1f)	$4,140,165	$2,459,989	$20,117,697	$7,852,134

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$70,302	$9,414	$117,532	$10,697
Net realized gain (loss)	(78,187)	(10,175)	(226,842)	(966)
Net change in unrealized appreciation (depreciation)	175,178	(108,062)	433,507	71,421

Net increase (decrease) in net assets resulting from operations	167,293	(108,823)	324,197	81,152

Distributions to shareholders: (Note 1f)	(47,624)	—	(91,568)	(5,007)

Capital share transactions: (Note 2)	4,613,517	2,382,811	7,550,898	2,550,711

Net increase (decrease) in net assets	4,733,186	2,273,988	7,783,527	2,626,856
Net assets:
Beginning of year	2,273,988	—	2,626,856	—

End of year (Note 1f)	$7,007,174	$2,273,988	$10,410,383	$2,626,856

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$5,403,894	$811,796	$618,951	$406,721
Net realized gain (loss)	1,361,394	(58,588)	(379,945)	(2,348,792)
Net change in unrealized appreciation (depreciation)	(27,193,949)	(5,509,189)	(1,905,925)	(268,166)

Net increase (decrease) in net assets resulting from operations	(20,428,661)	(4,755,981)	(1,666,919)	(2,210,237)

Distributions to shareholders: (Note 1f)	(3,317,982)	(15,507)	(2,263,375)	(15,372)

Capital share transactions: (Note 2)	217,869,864	100,853,671	(27,397,137)	47,422,675

Net increase (decrease) in net assets	194,123,221	96,082,183	(31,327,431)	45,197,066
Net assets:
Beginning of year	96,082,183	—	45,197,066	—

End of year (Note 1f)	$290,205,404	$96,082,183	$13,869,635	$45,197,066

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF

	Year Ended March 31, 2019[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$37,946	$79,171	$12,150
Net realized gain (loss)	(5,596)	(72,084)	(14,040)
Net change in unrealized appreciation (depreciation)	834	(350,568)	16,978

Net increase (decrease) in net assets resulting from operations	33,184	(343,481)	15,088

Distributions to shareholders: (Note 1f)	(11,915)	(78,632)	(7,683)

Capital share transactions: (Note 2)	2,619,441	2,346,009	2,490,317

Net increase (decrease) in net assets	2,640,710	1,923,896	2,497,722
Net assets:
Beginning of year	—	2,497,722	—

End of year (Note 1f)	$2,640,710	$4,421,618	$2,497,722

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$319,495	$(446)	$11,269
Net realized gain (loss)	(76,440)	(1,922)	(1,893)
Net change in unrealized appreciation (depreciation)	499,491	35,772	296,978

Net increase (decrease) in net assets resulting from operations	742,546	33,404	306,354

Distributions to shareholders: (Note 1f)	(307,541)	—	—

Capital share transactions: (Note 2)	8,824,329	2,390,277	2,482,525

Net increase (decrease) in net assets	9,259,334	2,423,681	2,788,879
Net assets:
Beginning of year	2,423,681	—	—

End of year (Note 1f)	$11,683,015	$2,423,681	$2,788,879

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF

	Year Ended March 31, 2019[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$21,691	$378,016	$58,440
Net realized gain (loss)	(4,371)	(1,589,948)	(70,934)
Net change in unrealized appreciation (depreciation)	208,803	(3,252,311)	(886,880)

Net increase (decrease) in net assets resulting from operations	226,123	(4,464,243)	(899,374)

Distributions to shareholders: (Note 1f)	(5,950)	(340,269)	(26,811)

Capital share transactions: (Note 2)	2,441,624	(4,227,746)	26,906,909

Net increase (decrease) in net assets	2,661,797	(9,032,258)	25,980,724
Net assets:
Beginning of year	—	25,980,724	—

End of year (Note 1f)	$2,661,797	$16,948,466	$25,980,724

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]	Year Ended March 31, 2019	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$57,316	$22,339	$158,804	$(3,997)
Net realized gain (loss)	(119,463)	(437)	(103,534)	(8,531)
Net change in unrealized appreciation (depreciation)	18,957	(67,085)	400,486	148,220

Net increase (decrease) in net assets resulting from operations	(43,190)	(45,183)	455,756	135,692

Distributions to shareholders: (Note 1f)	(60,937)	—	(144,725)	—

Capital share transactions: (Note 2)	179,347	2,355,977	9,254,307	5,132,586

Net increase (decrease) in net assets	75,220	2,310,794	9,565,338	5,268,278
Net assets:
Beginning of year	2,310,794	—	5,268,278	—

End of year (Note 1f)	$2,386,014	$2,310,794	$14,833,616	$5,268,278

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2019	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$633,075	$38,381
Net realized gain (loss)	680,822	(2,200)
Net change in unrealized appreciation (depreciation)	(181,708)	8,468

Net increase (decrease) in net assets resulting from operations	1,132,189	44,649

Distributions to shareholders: (Note 1f)	(324,863)	(10,964)

Capital share transactions: (Note 2)	25,746,068	2,489,142

Net increase (decrease) in net assets	26,553,394	2,522,827
Net assets:
Beginning of year	2,522,827	—

End of year (Note 1f)	$29,076,221	$2,522,827

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the

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1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form or cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral

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is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are

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1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. The below period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Distributions from net investment income:	$—	$(22,846)	$(21,049)	$(10,464)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Distributions from net investment income:	$(336)	$(23,965)	$(16,503)	$(5,569)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Distributions from net investment income:	$—	$(19,614)	$—	$(5,007)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Distributions from net investment income:	$(15,507)	$(15,372)	$(7,683)	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Distributions from net investment income:	$(26,811)	$—	$—	$(10,964)

For the year ended March 31, 2018, undistributed net investment income, distributions in excess of net investment income, and accumulated net investment loss included in net assets were as follows:

Fund	Undistributed net investment income	Distribution in excess of net investment income	Accumulated net investment loss
Franklin FTSE Asia ex Japan ETF	$6,112	$—	$—
Franklin FTSE Australia ETF	43,205	—	—
Franklin FTSE Brazil ETF	348,056	—	—
Franklin FTSE Canada ETF	14,773	—	—

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Fund	Undistributed net investment income	Distribution in excess of net investment income	Accumulated net investment loss
Franklin FTSE China ETF	$—	$—	$(11,229)
Franklin FTSE Europe ETF	702,383	—	—
Franklin FTSE Europe Hedged ETF	—	(402,369)	—
Franklin FTSE France ETF	2,625	—	—
Franklin FTSE Germany ETF	5,376	—	—
Franklin FTSE Hong Kong ETF	27,702	—	—
Franklin FTSE India ETF	2,164	—	—
Franklin FTSE Italy ETF	5,919	—	—
Franklin FTSE Japan ETF	798,554	—	—
Franklin FTSE Japan Hedged ETF	—	(1,934,972)	—
Franklin FTSE Mexico ETF	4,480	—	—
Franklin FTSE Russia ETF	—	—	(2)
Franklin FTSE South Korea ETF	—	(1,809)	—
Franklin FTSE Switzerland ETF	22,210	—	—
Franklin FTSE Taiwan ETF	—	—	(3,621)
Franklin FTSE United Kingdom ETF	28,168	—	—

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the Investment Manager as applicable, according to the terms of the unified management agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

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2. Shares of Beneficial Interest (continued)

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,428,138	400,000	$9,470,271

Net increase (decrease)	400,000	$9,428,138	400,000	$9,470,271

	Franklin FTSE Australia ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	500,000	$12,241,732	550,000	$14,079,999
Shares redeemed	(300,000)	(7,567,042)	(450,000)	(11,575,578)

Net increase (decrease)	200,000	$4,674,690	100,000	$2,504,421

	Franklin FTSE Brazil ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[c]

	Shares	Amount	Shares	Amount
Shares sold	300,000	$7,431,063	1,600,000	$44,291,655
Shares redeemed	(1,100,000)	(22,383,342)	—	—

Net increase (decrease)	(800,000)	$(14,952,279)	1,600,000	$44,291,655

	Franklin FTSE Canada ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,802,307	500,000	$12,447,175
Shares redeemed	(100,000)	(2,315,243)	(400,000)	(10,071,251)

Net increase (decrease)	100,000	$2,487,064	100,000	$2,375,924

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	Franklin FTSE China ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	600,000	$14,421,020	1,200,000	$32,494,727

Net increase (decrease)	600,000	$14,421,020	1,200,000	$32,494,727

	Franklin FTSE Europe ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,200,000	$105,431,782
Shares redeemed	(1,000,000)	(24,164,732)	—	—

Net increase (decrease)	(1,000,000)	$(24,163,732)	4,200,000	$105,431,782

	Franklin FTSE Europe Hedged ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,400,000	$34,927,749
Shares redeemed	(1,200,000)	(26,372,741)	—	—

Net increase (decrease)	(1,200,000)	$(26,372,741)	1,400,000	$34,927,749

	Franklin FTSE France ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,532,072

Net increase (decrease)	—	$—	100,000	$2,532,072

	Franklin FTSE Germany ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,111,997	100,000	$2,554,846

Net increase (decrease)	100,000	$2,111,997	100,000	$2,554,846

	Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	450,000	$10,779,669	300,000	$7,600,688

Net increase (decrease)	450,000	$10,779,669	300,000	$7,600,688

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE India ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,613,517	100,000	$2,382,811

Net increase (decrease)	200,000	$4,613,517	100,000	$2,382,811

	Franklin FTSE Italy ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	650,000	$14,664,447	100,000	$2,550,711
Shares redeemed	(300,000)	(7,113,549)	—	—

Net increase (decrease)	350,000	$7,550,898	100,000	$2,550,711

	Franklin FTSE Japan ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	9,600,000	$246,910,441	3,600,000	$100,853,671
Shares redeemed	(1,200,000)	(29,040,577)	—	—

Net increase (decrease)	8,400,000	$217,869,864	3,600,000	$100,853,671

	Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,800,000	$47,422,675
Shares redeemed	(1,200,000)	(27,397,137)	—	—

Net increase (decrease)	(1,200,000)	$(27,397,137)	1,800,000	$47,422,675

	Franklin FTSE Latin America ETF

	Year Ended March 31, 2019[d]

	Shares	Amount
Shares sold	100,000	$2,619,441

Net increase (decrease)	100,000	$2,619,441

	Franklin FTSE Mexico ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[c]

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,346,009	100,000	$2,490,317

Net increase (decrease)	100,000	$2,346,009	100,000	$2,490,317

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	Franklin FTSE Russia ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	500,000	$11,087,284	100,000	$2,390,277
Shares redeemed	(100,000)	(2,262,955)	—	—

Net increase (decrease)	400,000	$8,824,329	100,000	$2,390,277

	Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2019[d]

	Shares	Amount
Shares sold	100,000	$2,482,525

Net increase (decrease)	100,000	$2,482,525

	Franklin FTSE South Africa ETF

	Year Ended March 31, 2019[e]

	Shares	Amount
Shares sold	100,000	$2,441,624

Net increase (decrease)	100,000	$2,441,624

	Franklin FTSE South Korea ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$13,712	1,000,000	$26,906,909
Shares redeemed	(200,000)	(4,241,458)	—	—

Net increase (decrease)	(200,000)	$(4,227,746)	1,000,000	$26,906,909

	Franklin FTSE Switzerland ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[a]

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,352,537	100,000	$2,355,977
Shares redeemed	(100,000)	(2,173,190)	—	—

Net increase (decrease)	—	$179,347	100,000	$2,355,977

	Franklin FTSE Taiwan ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,254,307	200,000	$5,132,586

Net increase (decrease)	400,000	$9,254,307	200,000	$5,132,586

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2019		Year Ended March 31, 2018[b]

	Shares	Amount	Shares	Amount
Shares sold	1,450,000	$34,027,374	100,000	$2,489,142
Shares redeemed	(350,000)	(8,281,306)	—	—

Net increase (decrease)	1,100,000	$25,746,068	100,000	$2,489,142

aFor the period February 6, 2018 (commencement of operations) to March 31, 2019.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2019.

cFor the period November 3, 2017 (commencement of operations) to March 31, 2019.

dFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

eFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%

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Annualized Fee Rate
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

Prior to February 1, 2019, the Funds paid a unified management fee to Advisers.

b. Administrative Fees

Under an agreement with FASL, FT Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended March 31, 2019, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin FTSE Europe Hedged ETF
Non-Controlled Affiliates						Dividends

Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	3,187,844	(3,187,806)	38	$38	$1,386	$—	$—

Franklin FTSE Japan ETF
Non-Controlled Affiliates						Dividends

Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	2,849,545	(2,735,204)	114,341	114,341	1,865	$—	$—
Non-Controlled Affiliates						Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	5,225,100	(5,108,065)	117,035	$117,035	$5,200	—	—

Total Affiliated Securities					$231,376	$7,065	$—	$—

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3. Transactions with Affiliates (continued)

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin FTSE Japan Hedged ETF
Non-Controlled Affiliates						Dividends

Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	2,802,425	(2,774,411)	28,014	$28,014	$605	$—	$—

Franklin FTSE South Korea ETF
Non-Controlled Affiliates						Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 2.10%	—	895,890	(895,890)	—	$—	$1,351	$—	$—

d. Other Affiliated Transactions

At March 31, 2019, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Europe ETF
Franklin Conservative Allocation Fund	453,355	14.2%
Franklin Growth Allocation Fund	962,350	30.1%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	412,455	12.9%
Franklin Moderate Allocation Fund	1,104,412	34.5%

Total	2,932,572	91.7%

Franklin FTSE Japan ETF
Franklin FTSE Japan ETF (Canada)	2,096,965	17.5%
Franklin Growth Allocation Fund	600,000	5.7%
Franklin Moderate Allocation Fund	688,827	5.0%

Total	1,288,827	28.2%

Franklin FTSE Latin America ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE Mexico ETF
Franklin Resources Inc.	10,000	5.0%

Franklin FTSE Switzerland ETF
Franklin Resources Inc.	35,000	35.0%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	46,000	46.0%

a Investment activities of significant shareholders could have a material impact on the Funds.

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4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards:
Short term	$167,800	$18,758	$9,461,679	$24,527
Long term	39,257	8,557	55,524	13,525

Total capital loss carryforwards	$207,057	$27,315	$9,517,203	$38,052

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards:
Short term	$471,553	$117,199	$—	$6,306
Long term	10,748	165,782	—	4,724

Total capital loss carryforwards	$482,301	$282,981	$—	$11,030

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards:
Short term	$16,006	$47,969	$43,692	$17,074
Long term	6,197	46,860	14,398	62,987

Total capital loss carryforwards	$22,203	$94,829	$58,090	$80,061

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Capital loss carryforwards:
Short term	$1,690,921	$—	$2,923	$50,983
Long term	240,746	—	—	24,533

Total capital loss carryforwards	$1,931,667	$—	$2,923	$75,516

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards:
Short term	$79,193	$33	$4,187	$870,257
Long term	5,575	—	—	679,368

Total capital loss carryforwards	$84,768	$33	$4,187	$1,549,625

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4. (continued)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards:
Short term	$18,741	$8,374	$—
Long term	8,968	36,114	—

Total capital loss carryforwards	$27,709	$44,488	$—

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2019, the deferred losses were as follows:

	Franklin FTSE Europe Hedged ETF	Franklin FTSE Japan Hedged ETF
Late-year ordinary losses	$—	$(255,715)

Post-October capital losses	$(580,305)	$(1,183,142)

During the year ended March 31, 2019, the Funds utilized following capital loss carryforwards as follows:

Franklin FTSE Japan Hedged ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE United Kingdom ETF
$40,321	$166,803	$2,601

The tax character of distributions paid during the years ended March 31, 2019 and 2018, were as follows:

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$370,953	$—	$242,641	$22,846

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$923,263	$21,049	$95,664	$10,464

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$584,365	$336	$3,141,008	$23,965

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4. Income Taxes (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$1,270,015	$16,503	$68,766	$5,569
Distributions paid from long term gain	2,192,130	—	—	—

Total	$3,462,145	$16,503	$68,766	$5,569

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$59,669	$—	$273,434	$19,614

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$47,624	$—	$91,568	$5,007

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$3,317,982	$15,507	$16,486	$15,372
Distributions paid from long term gain	—	—	2,246,889	—

Total	$3,317,982	$15,507	$2,263,375	$15,372

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	2019		2019	2018
Distributions paid from ordinary income	$11,915		$78,632	$7,683

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	2019	2018	2019
Distributions paid from ordinary income	$307,541	$—	$—

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	2019		2019	2018
Distributions paid from ordinary income	$5,950		$340,269	$26,811

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	2019	2018	2019	2018
Distributions paid from ordinary income	$60,937	$—	$144,725	$—

	Franklin FTSE United Kingdom ETF

	2019	2018
Distributions paid from ordinary income	$324,863	$10,964

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4. Income Taxes (continued)

The Franklin FTSE United Kingdom ETF utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$18,663,282	$7,860,087	$19,934,759	$4,892,070

Unrealized appreciation	$803,762	$237,662	$1,696,163	$114,871
Unrealized depreciation	(2,041,612)	(748,295)	(1,172,991)	(195,114)

Net unrealized appreciation (depreciation)	$(1,237,850)	$(510,633)	$523,172	$(80,243)

Distributable earnings – undistributed ordinary income	$51,708	$220,981	$236,914	$29,245

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$46,415,520	$80,284,186	$5,131,347	$2,519,604

Unrealized appreciation	$1,389,086	$3,920,622	$372,310	$156,540
Unrealized depreciation	(4,608,885)	(10,449,649)	(1,076,674)	(294,622)

Net unrealized appreciation (depreciation)	$(3,219,799)	$(6,529,027)	$(704,364)	$(138,082)

Distributable earnings – undistributed ordinary income	$6,846	$601,703	$—	$3,535

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$4,650,999	$18,287,047	$6,967,964	$9,953,071

Unrealized appreciation	$105,575	$2,292,158	$522,419	$696,979
Unrealized depreciation	(629,186)	(556,378)	(479,416)	(254,542)

Net unrealized appreciation (depreciation)	$(523,611)	$1,735,780	$43,003	$442,437

Distributable earnings – undistributed ordinary income	$19,172	$96,395	$64,037	$30,969

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$319,559,015	$15,832,055	$2,634,138	$4,786,623

Unrealized appreciation	$7,232,047	$512,992	$160,750	$96,960
Unrealized depreciation	(39,956,972)	(2,730,764)	(167,338)	(468,593)

Net unrealized appreciation (depreciation)	$(32,724,925)	$(2,217,772)	$(6,588)	$(371,633)

Distributable earnings – undistributed ordinary income	$2,883,619	$—	$31,180	$32,548

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4. Income Taxes (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$11,194,879	$2,490,667	$2,444,971	$20,868,855

Unrealized appreciation	$717,271	$316,302	$298,695	$203,236
Unrealized depreciation	(247,777)	(19,461)	(91,142)	(4,428,138)

Net unrealized appreciation (depreciation)	$469,494	$296,841	$207,553	$(4,224,902)

Distributable earnings – undistributed ordinary income	$38,428	$9,546	$16,716	$47,527

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$2,425,898	$14,350,221	$28,958,385

Unrealized appreciation	$150,259	$939,229	$858,697
Unrealized depreciation	(199,724)	(453,783)	(1,093,380)

Net unrealized appreciation (depreciation)	$(49,465)	$485,446	$(234,683)

Distributable earnings – undistributed ordinary income	$18,303	$9,580	$356,019

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2019, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$5,136,937	$512,002	$10,071,252	$285,007
Sales	$1,133,591	$328,785	$25,153,467	$270,722

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$16,874,922	$4,923,827	$8,147,444	$142,669
Sales	$2,470,683	$5,319,577	$7,708,139	$140,776

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$342,659	$1,196,090	$5,013,778	$1,115,532
Sales	$323,064	$675,844	$410,452	$1,061,836

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5. Investment Transactions (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$11,577,198	$8,610,824	$1,932,018	$373,815
Sales	$9,923,660	$7,829,519	$52,882	$367,445

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$2,359,340	$2,650,507	$105,639	$1,131,534
Sales	$2,304,592	$159,808	$94,265	$5,520,054

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$347,380	$10,013,487	$1,746,148
Sales	$343,684	$747,819	$1,461,725

In-kind transactions associated with creation and redemptions for the year ended March 31, 2019, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$5,369,893	$12,168,327	$—	$4,787,033
Value of Securities Delivered[a]	$—	$7,538,962	$—	$2,305,532

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$—	$23,942,923	$25,820,997	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$2,099,180	$10,238,581	$—	$14,617,562
Value of Securities Delivered[a]	$—	$—	$—	$7,108,197

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$244,348,309	$—	$751,807	$2,339,037
Value of Securities Delivered[a]	$28,897,424	$26,909,044	$—	$—

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5. Investment Transactions (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$11,002,552	$—	$2,436,624	$—
Value of Securities Delivered[a]	$2,239,283	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$2,336,555	$—	$33,624,783
Value of Securities Delivered[a]	$2,165,511	$—	$8,170,288

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2019, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin FTSE Japan ETF
Securities lending transactions[a]:
Equity investments[b]	$117,035

a The agreements can be terminated at any time.

b The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2019, Franklin FTSE Russia ETF had 99.8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

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7. Other Derivative Information

At March 31, 2019, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF

Equity contracts	Variation margin on futures contracts	$519	[a]	Variation margin on futures contracts	$—

Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$2,315	[a]

Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$5,956	[a]	Variation margin on futures contracts	$—

Franklin FTSE Europe Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$286,540		Unrealized depreciation on OTC forward exchange contracts	$60,740

Equity contracts	Variation margin on futures contracts	907	[a]	Variation margin on futures contracts	—

Totals		$287,447			$60,740

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$—	[a]	Variation margin on futures contracts	$—

Franklin FTSE India ETF

Equity contracts	Variation margin on futures contracts	$420	[a]	Variation margin on futures contracts	$—

Franklin FTSE Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$5,783	[a]

Franklin FTSE Japan Hedged ETF

Forward exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$120,173		Unrealized depreciation on OTC forward exchange contracts	$101,132

Equity contracts	Variation margin on futures contracts	—		Variation margin on futures contracts	1,640	[a]

Totals		$120,173			$102,772

Franklin FTSE Latin America ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$245	[a]

Franklin FTSE South Korea ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$1,299	[a]

Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$6,803	[a]	Variation margin on futures contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2019, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the year	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the year
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(6,078)	Futures contracts	$519

Foreign exchange contracts	Forward exchange contracts	(569)	Forward exchange contracts	—

		$(6,647)		$519

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$28,211	Futures contracts	$(2,315)

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(13,448)	Futures contracts	$—

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$12,388	Futures contracts	$10,419

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$2,895,665	Forward exchange contracts	$410,769

Equity contracts	Futures contracts	(27,735)	Futures contracts	2,820

Totals		$2,867,930		$413,589

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(5,824)	Futures contracts	$—

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$638	Futures contracts	$420

Franklin FTSE Italy ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$808	Futures contracts	$—

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7. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the year	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the year
Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(191,574)	Futures contracts	$(13,514)

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$2,679,079	Forward exchange contracts	$73,751

Equity contracts	Futures contracts	(45,583)	Futures contracts	(6,158)

Totals		$2,633,496		$67,593

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(151)	Futures contracts	$(245)

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Forward exchange contracts	$(3,228)	Forward exchange contracts	$—

Equity contracts	Futures contracts	14,084	Futures contracts	(1,359)

Totals		$10,856		$(1,359)

Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$4,266	Futures contracts	$—

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$4,035	Futures contracts	$6,803

For the year ended March 31, 2019, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF
Equity contracts	$56,508	$111,343	$61,450	$653,646
Forward exchange contracts	$26,537	$—	$—	$—

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	Franklin FTSE Europe Hedged ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Equity contracts	$282,709	$22,095	$15,336	$5,503
Forward exchange contracts	$88,623,531	$—	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America	Franklin FTSE South Korea ETF
Equity contracts	$1,284,658	$459,681	$5,868	$107,339
Forward exchange contracts	$—	$121,531,407	$—	$25,508

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Equity contracts	$13,813	$133,747

At March 31, 2019, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Forward exchange contracts	$286,540	$60,740

Franklin FTSE Japan Hedged ETF
Forward exchange contracts	$120,173	$101,132

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2019, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$178,504	$(47,483)	$—	$—	$131,021
HSBK	48,208	(5,650)	—	—	42,558
MSCO	12,089	(2,362)	—	—	9,727
UBSW	47,739	(5,245)	—	—	42,494

Total	$286,540	$(60,740)	$—	$—	$225,800

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$35,308	$(29,312)	$—	$—	$5,996
HSBK	35,258	(29,716)	—	—	5,542
MSCO	14,291	(12,275)	—	—	2,016
UBSW	35,316	(29,829)	—	—	5,487

Total	$120,173	$(101,132)	$—	$—	$19,041

At March 31, 2019, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$47,483	$(47,483)	$—	$—	$—
HSBK	5,650	(5,650)	—	—	—
MSCO	2,362	(2,362)	—	—	—
UBSW	5,245	(5,245)	—	—	—

Total	$60,740	$(60,740)	$—	$—	$—

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$29,312	$(29,312)	$—	$—	$—
HSBK	29,716	(29,716)	—	—	—
MSCO	12,275	(12,275)	—	—	—
UBSW	29,829	(29,829)	—	—	—

Total	$101,132	$(101,132)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$6,011,045	$150	$—	$6,011,195
India	2,032,607	1,550	—	2,034,157
Indonesia	401,411	—	7,837	409,248
South Korea	2,505,478	140	226	2,505,844
Other Equity Investments	6,464,988	—[c]	—	6,464,988

Total Investments in Securities	$17,415,529	$1,840	$8,063	$17,425,432

Other Financial Instruments:
Futures Contracts	$519	$—	$—	$519

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,349,454	$—	$—	$7,349,454

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,457,931	$—	$—	$20,457,931

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,315	$—	$—	$2,315

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,811,827	$—	$—	$4,811,827

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$42,627,119	$957	$—	$42,628,076
Other Equity Investments	567,645	—	—	567,645

Total Investments in Securities	$43,194,764	$957	$—	$43,195,721

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$73,755,159	$—	$—	$73,755,159

Other Financial Instruments:
Futures Contracts	$5,956	$—	$—	$5,956

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,426,945	$—	$—	$4,426,945
Short-Term Investments	38	—	—	38

Total Investments in Securities	$4,426,983	$—	$—	$4,426,983

Other Financial Instruments:
Forward Exchange Contracts	$—	$286,540	$—	$286,540

Liabilities:
Other Financial Instruments:
Futures Contracts	$907	$—	$—	$907
Forward Exchange Contracts	—	60,740	—	60,740

Total Other Financial Instruments	$907	$60,740	$—	$61,647

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,381,522	$—	$—	$2,381,522

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,127,388	$—	$—	$4,127,388

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$20,022,827	$—	$—	$20,022,827

Other Financial Instruments:
Futures Contracts	$—	$—	$—	$—

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$7,004,956	$6,011	$—	$7,010,967

Other Financial Instruments:
Futures Contracts	$420	$—	$—	$420

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,395,508	$—	$—	$10,395,508

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$286,602,714	$—	$—	$286,602,714
Short-Term Investments	231,376	—	—	231,376

Total Investments in Securities	$286,834,090	$—	$—	$286,834,090

Liabilities:
Other Financial Instruments:
Futures Contracts	$5,783	$—	$—	$5,783

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,586,269	$—	$—	$13,586,269
Short-Term Investments	28,014	—	—	28,014

Total Investments in Securities	$13,614,283	$—	$—	$13,614,283

Other Financial Instruments:
Forward Exchange Contracts	$—	$120,173	$—	$120,173

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$101,132	$—	$101,132
Futures Contracts	1,640	—	—	1,640

Total Other Financial Instruments	$1,640	$101,132	$—	$102,772

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,627,550	$—	$—	$2,627,550

Liabilities:
Other Financial Instruments:
Futures Contracts	$245	$—	$—	$245

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,414,990	$—	$—	$4,414,990

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,664,373	$—	$—	$11,664,373

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,787,508	$—	$—	$2,787,508

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NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total

Franklin FTSE South Africa ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,652,524	$—	$—	$2,652,524

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$16,640,923	$1,124	$1,906	$16,643,953

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,299	$—	$—	$1,299

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,376,433	$—	$—	$2,376,433

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,835,667	$—	$—	$14,835,667

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,723,702	$—	$—	$28,723,702

Other Financial Instruments:
Futures Contracts	$6,803	$—	$—	$6,803

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at March 31, 2019.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Counterparty
BOFA	Bank of America Corp.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF (the “Funds”) as of March 31, 2019, the related statements of operations, the statements of changes in net assets, including the related notes, and each of the financial highlights for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets, and financial highlights

Franklin FTSE Australia ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE South Korea ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

	For the year ended March 31, 2019	For the year ended March 31, 2019 and for the period November 2, 2017 (commencement of operations) through March 31, 2018
Franklin FTSE Brazil ETF Franklin FTSE Mexico ETF	For the year ended March 31, 2019	For the year ended March 31, 2019 and for the period November 3, 2017 (commencement of operations) through March 31, 2018
Franklin FTSE Asia ex Japan ETF Franklin FTSE India ETF Franklin FTSE Russia ETF Franklin FTSE Switzerland ETF	For the year ended March 31, 2019	For the year ended March 31, 2019 and for the period February 6, 2018 (commencement of operations) through March 31, 2018
Franklin FTSE Latin America ETF Franklin FTSE Saudi Arabia ETF	For the period October 9, 2018 (commencement of operations) through March 31, 2019	For the period October 9, 2018 (commencement of operations) through March 31, 2019
Franklin FTSE South Africa ETF	For the period October 10, 2018 (commencement of operations) through March 31, 2019	For the period October 10, 2018 (commencement of operations) through March 31, 2019

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Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended March 31, 2019:

Franklin FTSE Europe Hedged ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE United Kingdom ETF
$2,301,898	$2,246,889	$3,882

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019:

Franklin FTSE Europe Hedged ETF
$1,160,247

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2019:

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
$214,615	$352,943	$—	$126,115

Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
$511,138	$3,484,267	$1,128,636	$85,246

Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
$87,229	$2,234	$69,772	$122,385

Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
$5,478,443	$698,719	$6,381	$90,283

Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
$381,802	$—	$27,229	$448,117

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Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
$69,042	$—	$598,311

Distributions, including qualified dividend income, paid during calendar year 2019 will be reported to shareholders on Form 1099-DIV by mid-February 2020. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2019, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The following Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the June 2019 distribution, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2016	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer– Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE Latin America ETF

(each a Fund)

At an in-person meeting held on July 20, 2018 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as each Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of each Management Agreement which were explained at the Meeting, noting that, with the exception of a unified fee structure, the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton family of funds, including the other series of the Trust.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the applicable Fund and its shareholders.

While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included, among other things, the Funds’ proposed investment goals and the Manager’s proposed investment strategies and ability to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of each Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and its shareholders.

FUND PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of the Manager.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the proposed investment management fee to be charged to each Fund by the Manager. In particular, the Board considered information relating to proposed fees and expenses for the Funds, including comparative data provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent organization, which compared the Funds’ proposed fees and expenses with those of other funds deemed comparable to the Funds as selected by Broadridge (“Comparable Funds”). The Board noted that for each Fund the contractual management fee and net expenses would be below the median of the fee and expenses of the Comparable Funds. In doing so, the Board noted the small size of the Expense Group for each Fund. The Board further considered that pursuant to each Fund’s

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SHAREHOLDER INFORMATION

Management Agreement, the Manager will pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest, (vi) litigation expenses, and (vii) other non-routine or extraordinary expenses (such arrangement, the Unified Fee). The Board concluded that the proposed investment management fee for each Fund is reasonable.

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationship with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s investment management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for each Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy

Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF5 A 05/19

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2019

Franklin Liberty High Yield Corporate ETF	Franklin Liberty Senior Loan ETF
Franklin Liberty International Aggregate Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit www.franklintempleton.com/investor/products/etf/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Economic and Market Overview

The U.S. economy grew during the period since the Funds’ inception on May 30, 2018, through March 31, 2019. The economy expanded at a faster rate in 2019’s first quarter after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The manufacturing and services sectors expanded during the period. Although the unemployment rate varied, it began and ended the period at 3.8%.1 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 1.9% at period-end.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as a part of its plan to normalize monetary policy. The Fed also lowered its forecasts for economic growth in 2019 and 2020. Furthermore, the Fed mentioned it would end its balance sheet normalization by the end of September 2019.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose to multi-year highs several times in 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus, several better-than-expected U.S. economic reports and optimism surrounding trade talks between the U.S. and China also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, U.S. trade disputes with China and other trading partners, slower domestic and global economic growth, and the Fed’s indications of a cautious approach to its monetary policy decisions. Overall, the 10-year Treasury yield declined from 2.83% at the beginning of the period to 2.41% at period-end.

International bonds outside of the U.S. generally registered losses during the first part of the review period, before recovering in the first quarter of 2019. The initial weakness in bond markets was mainly driven by the robust performance of the U.S. economy, which led the Fed to raise interest rates four times in 2018 and market participants to anticipate further policy tightening in 2019. In contrast, the rest of the global economy faced headwinds, including investor concerns about U.S.-China trade tensions and slowing growth in the eurozone.

In the first quarter of calendar 2019, the Fed reacted to weaker global growth and moved to a more dovish stance, while in the eurozone, the European Central Bank cut its growth assumptions—both central banks effectively ruled out interest rate rises in 2019. U.S.-China trade talks continued, but the two nations made only slow progress and failure could result in further U.S. tariffs on Chinese goods.

The Fed’s weaker economic outlook led to the flattening of yield curves, raising the appeal of government bonds. However, with investors still expecting growth in 2019, fixed income assets perceived as risky generally outperformed sovereign debt.

The foregoing information reflects our analysis and opinions as of March 31, 2019. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics

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Franklin Liberty High Yield Corporate ETF

This annual report for Franklin Liberty High Yield Corporate ETF covers the period since the Fund’s inception on May 30, 2018, through March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income with a secondary goal of seeking capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating rate corporate loans and corporate debt securities.

Performance Overview

For the period since inception on May 30, 2018, through March 31, 2019, the Fund posted cumulative total returns of +7.40% based on market price and +7.07% based on net asset value (NAV).1 In comparison, the ICE BofAML U.S. High Yield Constrained Index posted a +5.34% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets.

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Materials	16.8%
Energy	12.7%
Media & Entertainment	9.9%
Capital Goods	9.8%
Health Care Equipment & Services	8.9%
Consumer Services	8.0%
Pharmaceuticals, Biotechnology & Life Sciences	5.0%
Real Estate	3.0%
Technology Hardware & Equipment	3.0%
Telecommunication Services	3.0%

The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 24.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Portfolio Composition

Based on Total Net Assets as of 3/31/19

What is a credit default swap?

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

Manager’s Discussion

High-yield corporate bonds experienced increased volatility during the period under review, highlighted by a sharp downturn in the fourth quarter of 2018 as global growth worries, simmering trade tensions and slumping commodity prices overwhelmed financial markets and left few areas immune to the sell-off. During the final months of 2018, the Fed’s move away from accommodative monetary policies created uncertainty over how aggressive it might be in hiking interest rates, representing a tipping point for investors as little progress in U.S.-China trade talks also muddied the market outlook. By December, concerns of a U.S. government shutdown amid partisan political rancor, as well as growing disarray surrounding plans for Britain to exit the European Union, reinforced a risk-off mood. In the fourth quarter alone, high-yield bonds returned -4.67%, as spreads widened from 328 bps to 534 bps over the three-month period based on the ICE BofAML U.S. High Yield Constrained Index.

Following the difficult close to 2018, the new year brought a quick and meaningful recovery for the high-yield market, which benefited from reversals for a number of these trends. For example, more dovish comments from the Fed, a thawing of tensions for U.S.-China trade talks, and higher oil prices all combined to provide a much more favorable backdrop for high-yield corporate bonds in the first quarter of 2019. Benefiting from an especially strong January, high-yield corporate bonds returned +7.40% during the calendar quarter, as spreads narrowed significantly and ended the period at 405 bps.

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
HCA Inc., senior bond, 5.875%, 5/01/23 - 2/01/29 Health Care Equipment & Services	2.1%
CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25 Media & Entertainment	2.1%
Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23 Pharmaceuticals, Biotechnology & Life Sciences	2.0%
Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24 Materials	2.0%
Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22 Media & Entertainment	2.0%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25 Materials	2.0%
Energy Transfer Operating LP, senior note, 5.875%, 1/15/24 Energy	1.1%
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25 Energy	1.1%
Netflix Inc., senior bond, 5.875%, 2/15/25 Retailing	1.1%
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22 Health Care Equipment & Services	1.1%

The Fund outperformed its benchmark both in market price and NAV terms. It is also worth noting that the Fund outperformed the benchmark index in both the fourth quarter of 2018 and the first quarter of 2019, providing valuable support for the Fund’s overall results.

Security selection was the most meaningful contributor to the Fund’s relative performance during the period under review, driven especially by the Fund’s holdings in the energy, finance and metals and mining industries. When compared to the benchmark, the Fund also benefited from its industry allocations, thanks to particularly notable contributions from its overweight to the health care industry and its underweight to the energy and automotive industries. The Fund also benefited from its ratings quality exposures, led by positioning in the BB and CCC rated credit segments. To a lesser extent, the Fund’s yield-curve positioning also contributed to its relative performance. Conversely, the Fund’s limited cash position, which ended the period at just over 1.0% percent of assets, detracted slightly from relative results.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (5/30/18)	+7.07%	+7.40%	+7.07%	+7.40%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
6.06%	5.57%	4.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/19

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (5/30/18–3/31/19)

Net Investment Income	Short-Term Capital Gain	Total
$1.230384	$0.024075	$1.254459

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.40%	0.84%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The ICE BofAML U.S. High Yield Constrained Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,036.90	$2.03	$1,022.94	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty International Aggregate Bond ETF

This annual report for Franklin Liberty International Aggregate Bond ETF covers the period since the Fund’s inception on May 30, 2018, through March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

For the period since inception on May 30, 2018, through March 31, 2019, the Fund posted cumulative total returns of +0.12% based on market price and +0.00% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays Global Aggregate ex-USD Index posted a +0.43% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on

Geographic Composition

Based on Total Net Assets as of 3/31/19

the investment manager’s outlook on changing market, economic and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Portfolio Composition

Based on Total Net Assets as of 3/31/19

changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

The Fund’s local market allocation detracted from relative performance. Overweight allocations to Mexico, Indonesia and South Africa hurt relative returns, as did an underweight exposure to the eurozone. Conversely, an underweight allocation in the U.K. and Japan as well as an overweight allocation in Australia contributed to relative returns.

The Fund’s duration and yield-curve positioning also hampered relative results, due to an underweight duration allocation in U.K. issues, although this was modestly offset by the positive impact of an overweight position in Poland.

In contrast, the Fund’s currency positioning was the main contributor to relative returns, boosted by underweight exposure to the Japanese yen and euro as well as an overweight allocation to the Mexican peso. However, this was partially offset by the negative impact of the Fund’s overweight exposure to the Australian dollar, South African rand and Polish zloty.

The Fund’s sector allocation also helped relative results, although this was reduced by the negative impact of security selection. Off-benchmark allocations to high-yield corporate industrial and utility bonds added to relative returns, while selection among industrials detracted.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck

Co-Lead Portfolio Manager

Sonal Desai, Ph.D.

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (5/30/18)	0.00%	+0.12%	0.00%	+0.12%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.57%	1.82%	-0.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/19

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (5/30/18–3/31/19)

Net Investment Income
$0.433500

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.35%	0.69%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy toward principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through at least 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The Bloomberg Barclays Global Aggregate ex-USD Index is a measure of global investment grade-debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,019.60	$1.76	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Senior Loan ETF

This annual report for Franklin Liberty Senior loan ETF covers the period since the Fund’s inception on May 30, 2018, through March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income with a secondary goal of preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

For the period since inception on May 30, 2018, through March 31, 2019, the Fund posted cumulative total returns of +2.59% based on market price and +2.44% based on net asset value (NAV).1 In comparison, the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a +2.64% total return for the same period.2 The Fund’s additional benchmark, the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index, posted a +2.84% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be

Top 10 Sectors/Industries

3/31/19

% of Total Net Assets
Pharmaceuticals	7.2%
Casinos & Gaming	5.9%
Packaged Foods & Meats	5.0%
Specialty Stores	4.7%
Cable & Satellite	4.5%
Food Distributors	3.6%
Data Processing & Outsourced Services	3.3%
Auto Parts & Equipment	2.8%
Health Care Services	2.6%
Interactive Media & Services	2.6%

involved in bankruptcy proceedings, reorganizations or financial restructurings.

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

While flows into loan mutual funds had provided steady demand at the beginning of the period under review, outflows accelerated toward the end of 2018, with record monthly outflows in December. Technical conditions in the loan market significantly weakened as the asset class was negatively impacted by broader volatility in the equity and credit markets, as well as investor concerns about U.S. growth and the

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

2. Source: FactSet. The Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index includes only the top 50 obligors of the Credit Suisse Leveraged Loan Index. Credit Suisse is not responsible for or involved in the calculation or management of the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index.

The indexes are unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

16	Annual Report	franklintempleton.com

FRANKLIN LIBERTY SENIOR LOAN ETF

Portfolio Composition

Based on Total Net Assets as of 3/31/19

prospect of future rate hikes. However, improved investor sentiment in early January led to a sharp rebound and the technical environment was balanced by slower new issuance.

Since the Fund’s inception, the Fund has invested in loans that were among the largest obligors, while maintaining an overweight in the upper tier and an underweight in the middle tier segments of the loan market. As many loan managers received elevated redemptions toward the end of 2018, they opted to sell their largest and most liquid names first, which included many of the Fund’s holdings. While these loans and our benchmark experienced heightened volatility, they had greater returns compared to the broader loan market during the rally at the beginning of 2019. As of 3/31/19, the Fund had approximately 83% of its loan portfolio in the upper tier and 17% in the middle tier, compared to the custom index, which had 49% in the upper tier and 49% in the middle tier. During the period, upper-tier and middle-tier loans in the custom index returned +3.13%, while lower-tier loans returned -4.57%.

In addition to credit tier positioning, Fund performance was negatively impacted by loan selection during the period. The term loan of Endo International, a specialty pharmaceutical company, was a major contributor to performance as the company reported continued growth in its top products. Additionally, the higher income generation of the term loan was able to offset investor credit concerns around the threat of litigation and weakness in the company’s generic segment. Meanwhile, the top detractors from Fund performance included A rated collateralized loan obligation (CLO) tranches that had declined toward the end of 2018 as CLO spreads widened but did not rebound as much as loans in the portfolio. The CLO investments allowed the Fund to have further exposure to credit, while providing a potential source of liquidity in the event of elevated redemption activity.

Thank you for your participation in Franklin Liberty Senior Loan ETF. We look forward to serving your future investment needs.

Top 10 Holdings

3/31/19

Company Sector/Industry	% of Total Net Assets
FHLB, 4/01/19 U.S. Government & Agency Securities	8.0%
Panther BF Aggregator 2 LP, Term Loan B, TBD, 3/18/26 Auto Parts & Equipment	2.8%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.749%, 4/29/24 Pharmaceuticals	2.7%
Asurion LLC, Replacement B-6 Term Loans, 5.499%, 11/03/23 Other Diversified Financial Services	2.7%
JBS USA LUX SA, New Initial Term Loans, 4.982%, 10/30/22 Packaged Foods & Meats	2.7%
Air Medical Group Holdings Inc., 2018 New Term Loans, 6.736%, 3/14/25 Health Care Services	2.6%
Go Daddy Operating Company LLC, Tranche B-1 Term Loans, 4.749%, 2/15/24 Interactive Media & Services	2.6%
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.991%, 1/30/23 Speciality Stores	2.5%
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.734%, 7/17/25 Media	2.5%
Caesars Resort Collection LLC, Term B Loans, 5.249%, 12/22/24 Casinos & Gaming	2.4%

franklintempleton.com	Annual Report	17

FRANKLIN LIBERTY SENIOR LOAN ETF

Reema Agarwal, CFA

Justin Ma, CFA
Margaret Chiu, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTY SENIOR LOAN ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (5/30/18)	+2.44%	+2.59%	+2.44%	+2.59%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
4.09%	4.32%	3.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/19

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (5/30/18–3/31/19)

Net Investment Income
$0.749753

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.45%	0.81%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through at least 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: FactSet. The S&P/LSTA U.S. Leveraged Loan 100 Index reflects the performance of the largest facilities in the leveraged loan market. This rules-based index consists of the 100 largest loan facilities in the benchmark S&P/LSTA Leveraged Loan Index. The Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index includes only the top 50 obligors of the Credit Suisse Leveraged Loan Index. Credit Suisse is not responsible for or involved in the calculation or management of the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	21

FRANKLIN LIBERTY SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,005.60	$2.25	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	1.21

Net realized and unrealized gains (losses)	0.49

Total from investment operations	1.70

Less distributions from:

Net investment income	(1.23)

Net realized gains	(0.02)

Total distributions	(1.25)

Net asset value, end of year	$25.45

Total return[d]	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.54%

Expenses net of waiver and payments by affiliates	0.40%

Net investment income	5.80%

Supplemental data

Net assets, end of year (000’s)	$10,181

Portfolio turnover rate[f]	23.57%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 97.7%
	Banks 2.1%
	CIT Group Inc., senior note, 5.25%, 3/07/25	United States	100,000	$106,655
	Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	100,000	102,702

				209,357

	Capital Goods 9.8%
a	BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	100,000	103,250
a	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	100,000	94,875
a	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	100,000	107,750
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	100,000	100,125
a	Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	100,000	95,250
a	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	100,000	90,177
a	Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	100,000	103,500
a	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	100,000	99,625
a	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	100,000	101,500
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	100,000	104,400

				1,000,452

	Commercial & Professional Services 1.9%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	100,000	103,750
a	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	100,000	86,500

				190,250

	Consumer Durables & Apparel 1.9%
a	Ashton Woods USA LLC/Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	100,000	102,500
	Weekley Homes LLC / Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	100,000	96,000

				198,500

	Consumer Services 8.0%
a	1011778 BC ULC / New Red Finance Inc., secured note, second lien, 144A, 5.00%, 10/15/25	Canada	100,000	99,030
a	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	100,000	100,500
a	Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	100,000	99,750
a	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	100,000	103,875
a	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	100,000	100,750
a	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Netherlands	100,000	104,500
a	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	100,000	104,950
a	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	100,000	99,000

				812,355

	Energy 12.7%
a	Archrock Partners LP / Archrock Partners Finance Corp., senior note, 144A, 6.875%, 4/01/27	United States	100,000	102,220
a	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	100,000	78,780
	Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	100,000	100,750
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	100,000	109,000
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	100,000	102,625
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	100,000	98,730
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., senior note, 5.75%, 4/01/25	United States	100,000	103,000
a	Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	100,000	102,605

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	Energy Transfer Operating LP, senior note, 5.875%, 1/15/24	United States	100,000	$109,309
	Martin Midstream Partners LP / Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	100,000	97,500
	Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	100,000	95,950
	QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	100,000	91,000
	Sunoco LP / Sunoco Finance Corp., senior note, 5.50%, 2/15/26	United States	100,000	99,250

				1,290,719

	Food, Beverage & Tobacco 1.9%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	100,000	96,250
a	Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	100,000	101,375

				197,625

	Health Care Equipment & Services 8.9%
a	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	100,000	104,000
	Centene Corp., senior note, 4.75%, 1/15/25	United States	100,000	102,250
a	CHS / Community Health Systems Inc., senior note , 144A, 8.125%, 6/30/24	United States	100,000	75,030
	DaVita Inc., senior bond, 5.125%, 7/15/24	United States	100,000	99,000
	HCA Inc., senior bond, 5.875%, 2/01/29		100,000	107,870
	senior bond, 5.875%, 5/01/23		100,000	106,875
a	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	100,000	101,250
a,b	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	99,025
	Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	100,000	107,960

				903,260

	Household & Personal Products 1.0%
a	Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	100,000	102,250

	Materials 16.8%
a	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Ireland	200,000	200,500
a	BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	100,000	96,812
a	Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	United States	200,000	206,500
a	Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	100,000	98,120
a	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	100,000	100,735
a	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	100,000	102,250
a	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	100,000	99,875
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	100,000	105,115
a	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	100,000	94,000
a	Rain CII Carbon LLC / CII Carbon Corp., senior note, 144A, 7.25%, 4/01/25	United States	100,000	89,000
a	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	100,000	101,750
a	Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	100,000	104,250
	Steel Dynamics Inc., senior bond, 5.00%, 12/15/26	United States	100,000	102,375
a	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	100,000	101,500
	The Chemours Co., senior bond, 7.00%, 5/15/25	United States	100,000	105,500

				1,708,282

	Media & Entertainment 9.9%
a	Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	200,000	200,750
	AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	100,000	90,500
	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 5.125%, 2/15/23	United States	100,000	102,000

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media & Entertainment (continued)
	Clear Channel Worldwide Holdings Inc., senior note, 6.50%, 11/15/22	United States	100,000	$102,625
a	CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	200,000	212,500
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	100,000	97,155
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	100,000	95,187
a	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	102,125

				1,002,842

	Pharmaceuticals, Biotechnology & Life Sciences 5.0%
a	Bausch Health Companies Inc., senior bond, 144A, 6.125%, 4/15/25	Canada	100,000	99,250
a,b	Eagle Holding Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	100,000	101,125
	Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	200,000	206,582
a	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	100,000	101,650

				508,607

	Real Estate 3.0%
	CyrusOne LP / CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	100,000	102,375
	Equinix Inc., senior bond, 5.75%, 1/01/25	United States	100,000	104,062
	MPT Operating Partnership LP / MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	100,000	103,375

				309,812

	Retailing 2.0%
	Netflix Inc., senior bond, 5.875%, 2/15/25	United States	100,000	108,315
a	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	100,000	99,750

				208,065

	Semiconductors & Semiconductor Equipment 2.0%
a	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	100,000	101,688
a	Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	100,000	103,510

				205,198

	Software & Services 1.0%
a	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	100,000	100,244

	Technology Hardware & Equipment 3.0%
a	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	100,000	97,595
a	Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	106,038
a	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	100,000	101,250

				304,883

	Telecommunication Services 3.0%
a	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	104,125
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	100,000	102,250
	T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	100,000	102,750

				309,125

	Transportation 1.0%
a	DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United States	100,000	103,000

	Utilities 2.8%
	Calpine Corp., senior note, 5.375%, 1/15/23	United States	100,000	100,375
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	100,000	95,750
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	100,000	88,500

				284,625

	Total Investments before Short Term Investments (Cost $9,815,431)			9,949,451

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Short Term Investments 1.0%
	U.S. Government & Agency Securities (Cost $100,000) 1.0%
c	FHLB, 4/01/19	United States	100,000	$100,000

	Total Investments (Cost $9,915,431) 98.7%			10,049,451
	Other Assets, less Liabilities 1.3%			131,290

	Net Assets 100.0%			$10,180,741

See abbreviations on page 45.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $6,098,411, representing 59.9% of net assets.

bIncome may be received in additional securities and/or cash.

cThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	0.39

Net realized and unrealized gains (losses)	(0.40)

Total from investment operations	(0.01)

Less distributions from net investment income	(0.43)

Net asset value, end of year	$24.56

Total return[d]	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.32%

Expenses net of waiver and payments by affiliates	0.35%

Net investment income	1.91%

Supplemental data

Net assets, end of year (000’s)	$4,912

Portfolio turnover rate[f]	50.32%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*			Value
	Foreign Government and Agency Securities 73.3%
	Australia 8.7%
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	140,000		AUD	$106,096
	Queensland Treasury Corp., [b] senior bond, 144A, 3.25%, 8/21/29	140,000		AUD	107,558
	[a] senior bond, Reg S, 3.25%, 7/21/26	140,000		AUD	107,302
	Western Australian Treasury Corp., senior note, 26, 3.00%, 10/21/26	140,000		AUD	105,464

					426,420

	Canada 5.0%
	Government of Canada, 2.75%, 6/01/22	320,000		CAD	248,368

	France 5.1%
	Government of France, [a,b] 144A, Reg S, 2.00%, 5/25/48	100,000		EUR	131,474
	[a] Reg S, 1.00%, 11/25/25	100,000		EUR	120,460

					251,934

	Germany 2.9%
a	Government of Germany, Reg S, 1.50%, 2/15/23	30,000		EUR	36,366
	KFW, senior note, 2.05%, 2/16/26	10,000,000		JPY	104,904

					141,270

	Indonesia 3.5%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	2,400,000,000		IDR	172,020

	Italy 5.7%
	Italy Treasury Bond, senior bond, 1.25%, 12/01/26	150,000		EUR	158,792
	senior bond, 4.25%, 9/01/19	55,000		EUR	62,796
	senior bond, 5.50%, 9/01/22	45,000		EUR	57,823

					279,411

	Japan 12.3%
	Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000		JPY	209,688
	Government of Japan, senior bond, 1.00%, 12/20/35	30,000,000		JPY	305,751
	senior note, 121, .10%, 9/20/19	10,000,000		JPY	90,345

					605,784

	Mexico 3.3%
	Government of Mexico, M, 7.50%, 6/03/27	21,000	[c]	MXN	104,865
	M, 10.00%, 12/05/24	10,000	[c]	MXN	56,608

					161,473

	Poland 4.8%
	Government of Poland, 2.50%, 7/25/27	400,000		PLN	102,949
	5.75%, 4/25/29	400,000		PLN	131,814

					234,763

	South Africa 2.4%
	Government of South Africa, senior bond, 7.00%, 2/28/31	2,000,000		ZAR	116,233

	Spain 12.5%
	Government of Spain, [a] Reg S, 2.35%, 7/30/33	296,000		EUR	366,352
	[a] senior bond, Reg S, 5.15%, 10/31/28	160,000		EUR	247,522

					613,874

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
d	Supranational 7.1%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	10,000,000	JPY	$108,880
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	10,000,000	JPY	103,641
	International Finance Corp., senior note, 8.00%, 7/27/27	2,000,000	ZAR	136,286

				348,807

	Total Foreign Government and Agency Securities (Cost $3,619,335)			3,600,357

	Corporate Bonds & Notes 9.7%
	Belgium 1.4%
a	Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	70,962

	Czech Republic 2.3%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	110,422

	Guernsey 2.4%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	115,792

	Luxembourg 2.2%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	107,849

	Netherlands 1.4%
a	BMW Finance NV, senior note, Reg S, 0.75%, 4/15/24	60,000	EUR	68,388

	Total Corporate Bonds & Notes (Cost $485,018)			473,413

	Total Investments before Short Term Investments (Cost $4,104,353)			4,073,770

	Short Term Investments 6.3%
	U.S. Government & Agency Securities (Cost $310,000) 6.3%
e	FHLB, 4/01/19	310,000		310,000

	Total Investments (Cost $4,414,353) 89.3%			4,383,770
	Other Assets, less Liabilities 10.7%			527,978

	Net Assets 100.0%			$4,911,748

See abbreviations on page 45.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $1,692,626, representing 34.5% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $239,032, representing 4.9% of net assets.

cPrincipal amount is stated in 100 Mexican Peso Units.

dA supranational organization is an entity formed by two or more central governments through international treaties.

eThe security was issued on a discount basis with no stated coupon rate.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

Year Ended March 31, 2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	0.81

Net realized and unrealized gains (losses)	(0.21)

Total from investment operations	0.60

Less distributions from net investment income	(0.75)

Net asset value, end of year	$24.85

Total return[d]	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.00%

Expenses net of waiver and payments by affiliates	0.45%

Net investment income	3.90%

Supplemental data

Net assets, end of year (000’s)	$57,165

Portfolio turnover rate[f]	10.62%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests 75.6%
	Airlines 1.7%
	American Airlines, Inc., 2018 Replacement Term Loans, 4.240%, (1-month USD LIBOR + 1.75%), 6/27/25	United States	980,000	$952,234

	Application Software 1.5%
c	SS&C Technologies Holdings Europe S.A.R.L., Term B-4 Loans, 4.749%, (1-month USD LIBOR + 2.25%), 4/16/25	Luxembourg	236,013	234,366
c	SS&C Technologies Inc., Term B-3 Loans, 4.749%, (1-month USD LIBOR + 2.25%), 4/16/25	United States	328,253	325,962
c	SS&C Technologies Inc., Term B-5 Loans, 4.749%, (1-month USD LIBOR + 2.25%), 4/16/25	United States	298,476	296,143

				856,471

	Auto Parts & Equipment 2.8%
c,d	Panther BF Aggregator 2 LP, Term Loan B, TBD, 3/18/26	United States	1,600,000	1,583,960

	Broadcasting 2.0%
	Gray Television Inc., Term C Loan, 4.982%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	299,250	296,538
	Sinclair Television Group Inc., Tranche B Term Loans, 4.740%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	831,494	825,258

				1,121,796

	Cable & Satellite 4.5%
	Charter Communications Operating LLC, Term B Loan, 4.500%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	1,140,965	1,134,751
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,482,490	1,443,946

				2,578,697

	Casinos & Gaming 5.9%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	1,219,362	1,198,288
	Caesars Resort Collection LLC, Term B Loans, 5.249%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,398,707	1,384,971
	Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/27/25	United States	823,242	809,864

				3,393,123

	Communications Equipment 1.8%
c,d	CommScope Inc., Initial Term Loans, TBD, 2/06/26	United States	1,000,000	1,002,120

	Data Processing & Outsourced Services 3.3%
c	First Data Corp., 2022D New Dollar Term Loan, 4.486%, (1-month USD LIBOR + 2.00%), 7/08/22	United States	734,285	733,252
c	Global Payments Inc., Term B-4 Loan, 4.249%, (1-month USD LIBOR + 1.75%), 10/17/25	United States	1,187,025	1,176,639

				1,909,891

	Diversified Chemicals 2.2%
	Univar USA Inc., Term B-3 Loans, 4.749%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	1,275,108	1,262,955

	Food Distributors 3.6%
	Aramark Services Inc., US Term B-3 Loan, 4.249%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	997,750	991,508
	US Foods Inc., Initial Term Loans, 4.499%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	1,107,144	1,094,135

				2,085,643

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests (continued)
	Health Care Distributors 0.6%
	Mallinckrodt International Finance SA/CB LLC, 2017 Term B Loans, 5.351%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	376,979	$352,476

	Health Care Facilities 1.7%
	HCA Inc., Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%), 3/17/23	United States	952,589	952,440

	Health Care Services 2.6%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.736%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,596,353	1,506,060

	Hotels, Resorts & Cruise Lines 1.9%
	Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.236%, (1-month USD LIBOR + 1.75%), 10/25/23	United States	1,085,592	1,083,362

	Independent Power Producers & Energy Traders 1.3%
	NRG Energy Inc., Term Loan B, 4.249%, (3-month USD LIBOR + 1.75%), 6/30/23	United States	772,061	764,642

	Interactive Media & Services 2.6%
	Go Daddy Operating Company LLC, Tranche B-1 Term Loans, 4.749%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	1,468,885	1,461,541

	Metal & Glass Containers 2.1%
	Berry Global Inc., Term Q Loan, 4.610%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	1,227,840	1,222,237

	Other Diversified Financial Services 2.7%
	Asurion LLC, Replacement B-6 Term Loans, 5.499%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	1,546,870	1,539,862

	Packaged Foods & Meats 5.0%
	JBS USA LUX SA, New Initial Term Loans, 4.982%, (3-month USD LIBOR + 2.50%), 10/30/22	United States	1,527,761	1,518,594
	Post Holdings Inc., Series A Incremental Term Loans, 4.490%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	1,345,777	1,337,367

				2,855,961

	Paper Packaging 2.2%
	Reynolds Group Holdings Inc., US Term Loans, 5.249%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	1,271,971	1,258,684

	Pharmaceuticals 7.2%
	Bausch Health Companies Inc., Initial Term Loans, 5.481%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	1,374,455	1,366,115
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.749%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	1,566,487	1,543,478
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.660%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	1,220,138	1,213,493

				4,123,086

	Research & Consulting Services 1.3%
	Nielsen Finance LLC, Class B-4 Term Loans, 4.493%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	774,091	762,480

	Restaurants 2.2%
	1011778 BC ULC, Term B-3 Loan, 4.749%, (1-month USD LIBOR + 2.25%), 2/16/24	Canada	1,276,369	1,256,425

	Security & Alarm Services 2.2%
	Prime Security Services Borrower LLC, Term B-1 Loans, 5.249%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	1,250,062	1,239,347

	Specialized Consumer Services 0.5%
	Sabre GLBL Inc., 2018 Other Term B Loans, 4.499%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	267,293	265,823

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests (continued)
	Specialized Finance 1.6%
	Trans Union LLC, 2017 Replacement Term A-2 Loan, 4.249%, (1-month USD LIBOR + 1.75%), 8/09/22	United States	928,149	$920,898

	Specialty Chemicals 1.9%
	Axalta Coating Systems US Holdings Inc., Term B-3 Dollar Loan, 4.351%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,121,088	1,098,736

	Specialty Stores 4.7%
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%, (1-month USD LIBOR + 2.50%), 8/18/23	United States	1,260,770	1,234,505
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.991%, (1-month USD LIBOR + 2.50%), 1/30/23	United States	1,480,390	1,451,708

				2,686,213

	Technology Hardware, Storage & Peripherals 2.0%
	Western Digital Corp., US Term B-4 Loan, 4.249%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	1,180,289	1,150,776

	Total Floating Rate Loans (Cost $43,775,596)			43,247,939

	Asset-Backed Securities 17.2%
e,f	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 4.67%, 1/15/32	United States	1,000,000	985,971
e,f	Atrium XV, 15A, C, 144A, 4.975%, 1/23/31	United States	1,000,000	980,058
	BlueMountain CLO Ltd., [e,f] 2012-2A, CR2, 144A, 4.644%, 11/20/28	United States	1,000,000	981,177
	[e,f] 2018-3A, C, 144A, 4.971%, 10/25/30	United States	1,000,000	980,515
e,f	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, 4.987%, 10/15/30	United States	1,000,000	984,002
e,f	Harbor Park CLO Ltd., 1A, C, 144A, 4.938%, 1/20/31	United States	1,000,000	973,958
e,f	LCM XVIII LP, 2018A, CR, 144A, 4.611%, 4/20/31	United States	1,000,000	959,729
e,f	Octagon Investment Partners 38, 2018-1A, A3A, 144A, 4.431%, 7/20/30	United States	1,016,000	1,011,106
e,f	Octagon Loan Funding Ltd., 2014-1A, CRR, 144A, 4.882%, 11/18/31	United States	1,000,000	977,354
e,f	Voya CLO Ltd., 2016-3A, BR, 144A, 4.98%, 10/18/31	United States	1,000,000	981,079

	Total Asset-Backed Securities (Cost $10,015,923)			9,814,949

	Total Investments before Short Term Investments (Cost $53,791,519)			53,062,888

	Short Term Investments 8.0%
	U.S. Government & Agency Securities (Cost $4,575,000) 8.0%
g	FHLB, 4/01/19	United States	4,575,000	4,575,000

	Total Investments (Cost $58,366,519) 100.8%			57,637,888
	Other Assets, less Liabilities (0.8)%			(472,815)

	Net Assets 100.0%			$57,165,073

See abbreviations on page 45.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bSee Note 1(d) regarding senior floating rate interests.

cA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $9,814,949, representing 17.2% of net assets.

fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

gThe security was issued on a discount basis with no stated coupon rate.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,915,431	$4,414,353	$58,366,519

Value – Unaffiliated issuers	$10,049,451	$4,383,770	$57,637,888
Cash	54,257	81,813	1,216,099
Foreign currency, at value (cost $–, $449,921 and $–, respectively)	—	446,144	—
Receivables:
Investment securities sold	—	—	912,168
Interest	169,568	47,504	250,791
Affiliates	9,762	13,788	1,427

Total assets	10,283,038	4,973,019	60,018,373

Liabilities:
Payables:
Investment securities purchased	—	—	2,574,000
Transfer agent fees	11,700	11,700	10,400
Trustees’ fees and expenses	14	17	151
Distributions to shareholders	51,440	10,508	194,746
Custodian fees	4,087	4,487	37,205
Professional fees	27,010	27,010	27,013
Accrued expenses and other liabilities	8,046	7,549	9,785

Total liabilities	102,297	61,271	2,853,300

Net assets, at value	$10,180,741	$4,911,748	$57,165,073

Net assets consist of:
Paid-in capital	$10,035,000	$5,005,000	$57,928,461
Total distributable earnings (loss)	145,741	(93,252)	(763,388)

Net assets, at value	$10,180,741	$4,911,748	$57,165,073

Shares outstanding	400,000	200,000	2,300,000

Net asset value per share	$25.45	$24.56	$24.85

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2019a

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Investment income:
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	$518,053	$92,257	$1,470,935

Total investment income	518,053	92,257	1,470,935

Expenses:
Management fees (Note 3a)	52,233	18,361	219,882
Transfer agent fees	11,742	11,742	11,742
Custodian fees	4,100	4,500	41,500
Reports to shareholders	6,400	6,400	6,400
Registration and filing fees	5,000	4,661	6,750
Professional fees	34,872	34,872	34,878
Trustees’ fees and expenses	1,000	500	3,000
Other	13,276	13,712	13,398

Total expenses	128,623	94,748	337,550
Expenses waived/paid by affiliates (Note 3c)	(95,194)	(80,467)	(185,324)

Net expenses	33,429	14,281	152,226

Net investment income	484,624	77,976	1,318,709

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	28,881	2,626	(52,149)
Foreign currency transactions	—	(52,201)	—

Net realized gain (loss)	28,881	(49,575)	(52,149)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	134,020	(30,583)	(728,631)
Translation of other assets and liabilities denominated in foreign currencies	—	(4,370)	—

Net change in unrealized appreciation (depreciation)	134,020	(34,953)	(728,631)

Net realized and unrealized gain (loss)	162,901	(84,528)	(780,780)

Net increase (decrease) in net assets resulting from operations	$647,525	$(6,552)	$537,929

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

[b]Foreign taxes withheld on interest	$—	$1,713	$—

36	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF

	Year Ended March 31, 2019[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$484,624	$77,976	$1,318,709
Net realized gain (loss)	28,881	(49,575)	(52,149)
Net change in unrealized appreciation (depreciation)	134,020	(34,953)	(728,631)

Net increase (decrease) in net assets resulting from operations	647,525	(6,552)	537,929

Distributions to shareholders	(501,784)	(86,700)	(1,301,317)

Capital share transactions: (Note 2)	10,035,000	5,005,000	57,928,461

Net increase (decrease) in net assets	10,180,741	4,911,748	57,165,073
Net assets:
Beginning of year	—	—	—

End of year	$10,180,741	$4,911,748	$57,165,073

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-eight separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. Effective May 30, 2018, the Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of

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dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

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1. Organization and Significant Accounting Policies (continued)

Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The

Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2019, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF		Franklin Liberty Senior Loan ETF

	Shares	Amount	Shares	Amount	Shares	Amount

Year ended March 31, 2019[a]
Shares sold	400,000	$10,035,000	200,000	$5,005,000	2,300,000	$57,928,461

Net increase (decrease)	400,000	$10,035,000	200,000	$5,005,000	2,300,000	$57,928,461

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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a. Management Fees

Franklin Liberty High Yield Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

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3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the period ended March 31, 2019, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
0.625%	0.450%	0.650%

Effective March 1, 2019, under a subadvisory agreement, Advisers, an affiliate of FTIML, provides subadvisory services to Franklin Liberty International Aggregate Bond ETF. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML, based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF so that the expenses (including acquired fund fees and expenses) for each of the Funds do not exceed 0.40% and 0.45%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.35% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2019, the shares of the Funds were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty High Yield Corporate ETF
Franklin Resources Inc.	115,000	28.8%

Franklin Liberty International Aggregate Bond ETF
Franklin Resources Inc.	110,000	55.0%

Franklin Liberty Senior Loan ETF
Franklin Floating Rate Master Series	1,093,000	47.5%
Franklin Total Return Fund	914,900	39.8%

Total	2,007,900	87.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

Franklin Liberty Senior Loan ETF
Capital loss carryforwards not subject to expiration:
Short term	$52,758
Long term	—

Total capital loss carryforwards	$52,758

The tax character of distributions paid during the year ended March 31, 2019 were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Distributions paid from ordinary income	$501,784	$86,700	$1,301,317

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2019, Franklin Liberty International Aggregate Bond ETF deferred late-year ordinary losses of $23,917.

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Cost of investments	$9,924,669	$4,438,227	$58,375,597

Unrealized appreciation	$205,735	$24,331	$21,606
Unrealized depreciation	(80,953)	(78,788)	(759,315)

Net unrealized appreciation (depreciation)	$124,782	$(54,457)	$(737,709)

Distributable earnings – undistributed ordinary income	$72,399	$—	$221,825

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2019, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Purchases	$11,879,617	$5,859,858	$57,322,452
Sales	$2,100,298	$1,708,733	$3,474,866

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6. Credit Risk

At March 31, 2019, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, and Franklin Liberty Senior Loan ETF had 96.9%, 7.8%, and 68.2%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Global Credit Facility

The Funds, except for Franklin Liberty International Aggregate Bond Fund ETF, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which the Funds entered into on February 8, 2019 and matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended March 31, 2019, the Fund did not use the Global Credit Facility.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount;

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which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Currency
CLO	Collateralized Loan Obligation	AUD	Australian Dollar
FHLB	Federal Home Loan Bank Rate	CAD	Canadian Dollar
LIBOR	London InterBank Offered	EUR	Euro
PIK	Payment-In-Kind	JPY	Japanese Yen
TBD	To be determined	IDR	Indonesian Rupiah
		MXN	Mexican Peso
		PLN	Polish Zloty
		USD	United States Dollar
		ZAR	South African Rand

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF (the “Funds”) as of March 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 30, 2018 (commencement of operations) through March 31, 2019. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period May 30, 2018 (commencement of operations) through March 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
$9,630	$24,991

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
$441,807	$16,785	$1,100,087

At March 31, 2019, more than 50% of the Franklin Liberty International Aggregate Bond ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the April 2019 distribution to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2016	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2016	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President-AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer– Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel, Executive Vice President and Secretary, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2019 Franklin Templeton Investments. All rights reserved.		ETF6 A 05/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Bhagat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $827,925 for the fiscal year ended March 31, 2019 and $703,891 for the fiscal year ended March 31, 2018.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $204,500 for the fiscal year ended March 31, 2019 and $32,500 for the fiscal year ended March 31, 2018. The services for which these fees were paid included tax compliance services related to year-end, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $66,500 for the fiscal year ended March 31, 2019 and $62,225 for the fiscal year ended March 31, 2018. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, assets under management certification, compliance examination for Investment Advisor Act rule 204-2 and 206-4(2), account maintenance project and training on partnership tax accounting and capital account maintenance.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $271,000 for the fiscal year ended March 31, 2019 and $94,725 for the fiscal year ended March 31, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date May 24, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date May 24, 2019